UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Salvatore Papa, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
One Lincoln Street, 8th Floor	One Bush Street, Suite 1600
Boston, Massachusetts 02111	San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30
Date of reporting period: December 31, 2019

Item 1. Report to Shareholders.
SEMI-ANNUAL REPORT December 31, 2019

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	FACE
	AMOUNT	VALUE†
YANKEE CORPORATE
BONDS AND NOTES — 8.1%
Basic Materials — 0.3%
LyondellBasell Industries NV,
6.000%, 11/15/21	$1,500,000	$1,593,811

Consumer, Cyclical — 0.2%
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/20	1,000,000	1,005,337

Consumer, Non-cyclical — 0.5%
Mylan NV, 3.150%, 6/15/21	3,000,000	3,040,159

Energy — 1.0%
Shell International Finance BV,
2.125%, 5/11/20	6,365,000	6,369,180

Financial — 6.1%
Bank of Montreal MTN,
2.100%, 6/15/20	9,500,000	9,511,877
Bank of Montreal MTN,
3.100%, 7/13/20	5,600,000	5,639,387
Mizuho Bank Ltd.,
2.400%, 3/26/20 ±	1,000,000	1,001,188
MUFG Bank Ltd.,
2.300%, 3/05/20 ±	1,000,000	1,000,600
National Australia Bank Ltd.,
2.250%, 1/10/20	1,000,000	1,000,041
Royal Bank of Canada GMTN,
2.326%, 4/30/21	8,000,000	8,028,594
Toronto-Dominion Bank (The)
MTN, 3.000%, 6/11/20	11,263,000	11,317,142
		37,498,829
TOTAL YANKEE
CORPORATE BONDS
AND NOTES (Identified
Cost $49,189,806)		49,507,316

CORPORATE BONDS AND NOTES — 23.1%

Communications — 0.8%
Cisco Systems, Inc.,
4.450%, 1/15/20	5,000,000	5,004,324

Consumer, Cyclical — 3.0%
Toyota Motor Credit Corp.
GMTN, 2.200%, 1/10/20	2,000,000	1,999,997
Toyota Motor Credit Corp. MTN,
2.150%, 3/12/20	3,831,000	3,832,111
Toyota Motor Credit Corp. MTN,
2.600%, 1/11/22	1,562,000	1,586,108
Walmart, Inc.,
1.968%, 6/23/20	3,444,000	3,444,181
Walmart, Inc.,
2.158%, 6/23/21	7,512,000	7,526,750
		18,389,147
Consumer, Non-cyclical — 7.7%
Allergan, Inc.,
3.375%, 9/15/20	1,000,000	1,008,705
Amgen, Inc.,
2.200%, 5/11/20	4,704,000	4,708,341
Anthem, Inc.,
4.350%, 8/15/20	1,000,000	1,014,414
Biogen, Inc.,
2.900%, 9/15/20	4,250,000	4,281,772
Gilead Sciences, Inc.,
2.350%, 2/01/20	3,505,000	3,505,848
Gilead Sciences, Inc.,
2.550%, 9/01/20	1,910,000	1,918,371
JM Smucker Co. (The),
2.500%, 3/15/20	1,225,000	1,226,057
Keurig Dr Pepper, Inc.,
2.000%, 1/15/20	5,000,000	4,999,776
Merck & Co., Inc.,
1.850%, 2/10/20	5,633,000	5,631,702
Merck & Co., Inc.,
2.276%, 2/10/20	9,795,000	9,800,466
Novartis Capital Corp.,
1.800%, 2/14/20	1,493,000	1,492,765
Philip Morris International, Inc.,
2.000%, 2/21/20	3,715,000	3,714,555
Philip Morris International, Inc.,
4.500%, 3/26/20	1,500,000	1,508,586
Quest Diagnostics, Inc.,
4.750%, 1/30/20	1,000,000	1,001,795
Total System Services, Inc.,
3.800%, 4/01/21	1,000,000	1,019,898
Unilever Capital Corp.,
1.800%, 5/05/20	500,000	500,284
		47,333,335
Energy — 2.7%
Chevron Corp.,
1.991%, 3/03/20	4,750,000	4,750,340
Chevron Corp.,
2.116%, 3/03/20	4,300,000	4,301,107
Chevron Corp., 2.440%,
11/15/21	7,645,000	7,706,482
		16,757,929
Financial — 4.8%
Bank of America Corp. MTN,
2.625%, 10/19/20	4,500,000	4,526,347
Berkshire Hathaway Finance
Corp., 2.330%, 1/10/20	5,880,000	5,880,806
Citigroup, Inc.,
2.400%, 2/18/20	2,500,000	2,501,084
Goldman Sachs Group, Inc.
(The), 2.625%, 4/25/21	1,000,000	1,008,959
Goldman Sachs Group, Inc. (The)
GMTN, 5.375%, 3/15/20	500,000	503,419
HSBC USA, Inc., 2.750%,
8/07/20	1,685,000	1,692,458

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
CORPORATE
BONDS AND NOTES (Continued)
Financial (Continued)
KeyCorp MTN,
2.900%, 9/15/20	$3,780,000	$3,805,656
Morgan Stanley,
2.800%, 6/16/20	4,645,000	4,664,684
Wells Fargo & Co., 2.150%,
1/30/20	1,938,000	1,938,313
Wells Fargo & Co. GMTN,
2.600%, 7/22/20	3,000,000	3,011,793
		29,533,519

Industrial — 1.2%
John Deere Capital Corp. MTN,
2.050%, 3/10/20	2,260,000	2,260,427
General Dynamics Corp.,
2.875%, 5/11/20	3,000,000	3,010,608
General Electric Co. GMTN,
5.500%, 1/08/20	2,000,000	2,000,730
		7,271,765

Technology — 2.4%
Apple, Inc.,
2.094%, 2/07/20	3,400,000	3,401,124
Apple, Inc.,
2.205%, 5/06/20	1,500,000	1,501,482
Broadcom Corp. / Broadcom
Cayman Finance Ltd.,
2.375%, 1/15/20	2,500,000	2,500,133
IBM Credit LLC,
2.226%, 1/20/21	6,000,000	6,013,336
QUALCOMM, Inc.,
2.250%, 5/20/20	1,000,000	1,001,173
		14,417,248

Utilities — 0.5%
NextEra Energy Capital Holdings,
Inc., 3.342%, 9/01/20	3,000,000	3,026,627

TOTAL CORPORATE BONDS
AND NOTES (Identified
Cost $141,288,236)		141,733,894

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS — 20.6%

Agency Securities — 4.6%
Federal Farm Credit Banks,
1.785%, 4/16/21	28,350,000	28,357,141

U.S. Treasury Securities — 16.0%
United States Treasury Floating
Rate Note, 1.571%, 10/31/20	37,000,000	36,985,303
United States Treasury Floating
Rate Note, 1.641%, 1/31/21	1,000,000	999,723
United States Treasury Floating
Rate Note, 1.665%, 4/30/21	60,000,000	59,975,037
		97,960,063
TOTAL U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS (Identified
Cost $126,337,147)		126,317,204

SHORT-TERM INVESTMENTS — 49.6%

Agency Securities — 19.6%
Federal Home Loan Bank
Discount Notes, 0.000%,
1/03/20 #	15,000,000	14,999,375
Federal Home Loan Bank
Discount Notes, 0.000%,
1/06/20 #	15,000,000	14,997,500
Federal Home Loan Bank
Discount Notes, 0.000%,
1/07/20 #	5,000,000	4,998,958
Federal Home Loan Bank
Discount Notes, 0.000%,
1/09/20 #	10,000,000	9,997,083
Federal Home Loan Bank
Discount Notes, 0.000%,
1/13/20 #	5,000,000	4,997,708
Federal Home Loan Bank
Discount Notes, 0.000%,
1/27/20 #	15,000,000	14,984,375
Federal Home Loan Bank
Discount Notes, 0.000%,
1/30/20 #	10,000,000	9,988,333
Federal Home Loan Bank
Discount Notes, 0.000%,
1/31/20 #	10,000,000	9,987,917
Federal Home Loan Bank
Discount Notes, 0.000%,
2/04/20 #	10,000,000	9,986,158
Federal Home Loan Bank
Discount Notes, 0.000%,
2/28/20 #	5,000,000	4,988,046
Federal Home Loan Bank
Discount Notes, 0.000%,
3/02/20 #	10,000,000	9,974,167
Federal Home Loan Bank
Discount Notes, 0.000%,
3/24/20 #	10,000,000	9,964,695
		119,864,315

Commercial Papers — 22.5%
Apple, Inc., 1.770%, 1/14/20	12,000,000	11,992,330
CPPIB Capital, Inc.,
1.700%, 1/23/20	1,000,000	998,961
Eli Lilly & Co.,
1.600%, 1/14/20	15,000,000	14,991,333
Equipment Intermediation, Inc.,
1.750%, 2/20/20	5,000,000	4,987,847
Erste Abwicklungsanstalt,
1.820%, 2/19/20	5,000,000	4,987,614
Exxon Mobil Corp.,
1.640%, 1/22/20	12,000,000	11,988,520

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Commercial Papers (Continued)
Exxon Mobil Corp.,
1.650%, 1/22/20	$2,050,000	$2,048,027
Exxon Mobil Corp.,
1.748%, 1/03/20	3,600,000	3,599,672
John Deere Ltd.,
1.850%, 1/13/20	1,000,000	999,383
Kfw International Finance, Inc.,
1.720%, 2/05/20	3,000,000	2,994,983
Kfw International Finance, Inc.,
1.720%, 2/20/20	5,000,000	4,988,056
Kfw International Finance, Inc.,
1.820%, 3/04/20	1,600,000	1,594,766
Massachusetts Mutual Life
Insurance Co., 0.010%,
1/13/20	10,000,000	9,994,500
Massachusetts Mutual Life
Insurance Co., 0.010%,
1/14/20	6,000,000	5,996,447
Merck & Co., Inc.,
1.600%, 1/22/20	2,500,000	2,497,667
Oversea-Chinese Banking Corp.
L, 1.900%, 3/19/20	3,500,000	3,485,507
Pfizer, Inc., 1.680%, 2/05/20	5,000,000	4,991,833
Pfizer, Inc., 1.700%, 2/04/20	1,000,000	998,395
Pfizer, Inc., 2.030%, 1/23/20	12,000,000	11,985,113
Province of Alberta,
1.850%, 1/30/20	6,105,000	6,095,902
PSP Capital, Inc.,
1.740%, 1/28/20	14,000,000	13,981,730
Roche Holding, Inc.,
1.580%, 1/03/20	5,000,000	4,999,561
Toronto Dominion Bank,
1.810%, 1/27/20	5,000,000	4,993,464
Toyota Motor Credit,
1.940%, 2/25/20	2,000,000	1,994,072
		138,185,683
U.S. Treasury Securities — 1.6%
United States Treasury Bill,
1.570%, 1/14/20	10,000,000	9,995,125

	SHARES
Investment Company — 5.9%
State Street Institutional U.S.
Government Money Market
Fund 1.535%	35,866,506	35,866,506
TOTAL SHORT-TERM
INVESTMENTS (Identified Cost
$303,903,068)		303,911,629

Total Investments — 101.4%
(Identified Cost
$620,718,258)		621,470,043
Liabilities, Less Cash and
Other Assets — (1.4%)		(8,510,481)
Net Assets — 100.0%		$612,959,562

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2019 amounted to $2,001,788 or 0.33% of the net assets of the Fund.
#	Zero coupon bond

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

Portfolio Sectors as of December 31, 2019
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 89.3%
Australia — 1.6%
Commonwealth Bank of
Australia, 0.500%, 7/11/22	EUR	500,000	$569,049
National Australia Bank Ltd.
GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,573,034
National Australia Bank Ltd.
GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,716,866
Toyota Finance Australia Ltd.,
0.500%, 4/06/23	EUR	4,900,000	5,594,527
Westpac Banking Corp., 0.250%,
1/17/22	EUR	1,000,000	1,128,572
			12,582,048
Austria — 0.1%
Republic of Austria Government
International Bond, 0.000%,
6/04/20	EUR	667,000	749,933

Belgium — 2.4%
Kingdom of Belgium
Government Bond, 0.200%,
10/22/23 ±	EUR	17,000,000	19,540,994

Canada — 20.6%
Bank of Montreal, 0.102%,
9/28/21	EUR	2,277,000	2,570,406
Bank of Montreal, 0.250%,
11/17/21	EUR	300,000	338,712
Bank of Montreal, 1.610%,
10/28/21	CAD	10,000,000	7,636,826
Bank of Montreal, 1.880%,
3/31/21	CAD	2,500,000	1,921,836
Bank of Montreal, 2.461%,
4/13/21	USD	1,000,000	1,003,504
Bank of Nova Scotia (The),
0.375%, 4/06/22	EUR	2,500,000	2,829,687
Bank of Nova Scotia (The),
1.750%, 12/23/22	GBP	1,000,000	1,354,356
Bank of Nova Scotia (The),
2.130%, 6/15/20	CAD	20,000,000	15,416,118
Bank of Nova Scotia (The),
2.406%, 4/20/21	USD	3,250,000	3,261,569
Canada Housing Trust No 1,
1.450%, 6/15/20 ±	CAD	10,000,000	7,690,501
Canadian Government Bond,
1.500%, 3/01/20	CAD	15,000,000	11,546,379
Canadian Imperial Bank of
Commerce, 0.750%,
3/22/23	EUR	300,000	344,717
Canadian Imperial Bank of
Commerce, 1.850%,
7/14/20	CAD	4,500,000	3,463,325
Canadian Imperial Bank of
Commerce, 2.353%,
10/05/20	USD	757,000	758,031
Export Development Canada,
1.037%, 5/29/24	GBP	1,500,000	1,987,059
Province of Manitoba Canada,
1.500%, 12/15/22	GBP	825,000	1,107,310
Province of Manitoba Canada
MTN, 4.750%, 2/11/20	CAD	20,000,000	15,449,232
Province of Ontario Canada,
3.000%, 9/28/20	EUR	938,000	1,078,963
Province of Ontario Canada,
4.000%, 6/02/21	CAD	13,922,000	11,048,721
Province of Ontario Canada,
4.200%, 6/02/20	CAD	7,000,000	5,444,319
Province of Quebec Canada,
2.375%, 1/22/24	EUR	5,321,000	6,587,225
Royal Bank of Canada, 0.096%,
7/24/20	EUR	500,000	562,342
Royal Bank of Canada, 0.190%,
1/19/21	EUR	2,100,000	2,368,372
Royal Bank of Canada, 1.583%,
9/13/21	CAD	22,500,000	17,184,764
Royal Bank of Canada, 2.030%,
3/15/21	CAD	4,000,000	3,080,205
Royal Bank of Canada GMTN,
2.326%, 4/30/21	USD	320,000	321,144
Toronto-Dominion Bank (The),
0.082%, 7/13/20	EUR	250,000	281,150
Toronto-Dominion Bank (The),
0.085%, 9/08/20	EUR	289,000	325,120
Toronto-Dominion Bank (The),
0.625%, 3/08/21	EUR	2,330,000	2,640,711
Toronto-Dominion Bank (The),
0.625%, 7/20/23	EUR	7,463,000	8,562,362
Toronto-Dominion Bank (The),
1.693%, 4/02/20	CAD	7,000,000	5,387,016
Toronto-Dominion Bank (The),
2.563%, 6/24/20	CAD	3,000,000	2,317,015
Toronto-Dominion Bank (The),
3.005%, 5/30/23	CAD	5,000,000	3,953,602
Total Capital Canada Ltd.,
1.125%, 3/18/22	EUR	2,000,000	2,309,524
Total Capital Canada Ltd.,
1.875%, 7/09/20	EUR	1,000,000	1,134,597
Toyota Credit Canada, Inc. MTN,
1.800%, 2/19/20	CAD	11,000,000	8,468,700
Toyota Credit Canada, Inc. MTN,
2.200%, 2/25/21	CAD	2,452,000	1,890,601
			163,626,021
Denmark — 3.5%
Denmark Government Bond,
1.500%, 11/15/23	DKK	130,000,000	21,066,660
Kommunekredit, 0.125%,
8/28/23	EUR	5,000,000	5,687,849
Kommunekredit, 0.250%,
3/29/23	EUR	1,000,000	1,141,615
Kommunekredit, 0.250%,
5/15/23	EUR	350,000	399,688
			28,295,812

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Finland — 0.4%
OP Corporate Bank PLC,
0.750%, 3/03/22	EUR	900,000	$1,028,402
OP Corporate Bank PLC,
2.500%, 5/20/22	GBP	1,642,000	2,247,162
			3,275,564
France — 11.7%
Agence Francaise de
Developpement, 0.500%,
10/25/22	EUR	300,000	343,989
Agence Francaise de
Developpement, 3.125%,
1/04/24 @	EUR	10,000,000	12,730,307
Bpifrance Financement SA,
0.100%, 2/19/21	EUR	600,000	676,800
Caisse d’Amortissement de
la Dette Sociale,
0.125%, 11/25/22	EUR	10,800,000	12,302,105
Caisse d’Amortissement de
la Dette Sociale,
0.125%, 10/25/23	EUR	1,500,000	1,711,498
Caisse d’Amortissement de
la Dette Sociale,
0.500%, 5/25/23	EUR	6,200,000	7,161,096
Caisse des Depots et
Consignations, 1.000%,
1/25/21	GBP	600,000	795,754
Caisse des Depots et
Consignations, 1.999%,
10/02/20	USD	2,400,000	2,400,127
Dexia Credit Local SA, 0.200%,
3/16/21	EUR	600,000	677,564
Dexia Credit Local SA, 0.250%,
3/19/20	EUR	2,650,000	2,976,821
Dexia Credit Local SA, 0.250%,
6/02/22	EUR	5,850,000	6,649,216
Dexia Credit Local SA, 0.625%,
1/21/22	EUR	300,000	342,892
Dexia Credit Local SA, 0.750%,
1/25/23	EUR	1,200,000	1,386,229
Dexia Credit Local SA, 0.875%,
9/07/21	GBP	3,000,000	3,968,399
Dexia Credit Local SA, 1.125%,
6/15/22	GBP	4,900,000	6,513,617
Dexia Credit Local SA, 2.000%,
1/22/21	EUR	200,000	229,981
Sanofi, 0.000%, 1/13/20	EUR	800,000	897,426
Sanofi, 0.500%, 3/21/23	EUR	14,200,000	16,242,736
Sanofi, 1.125%, 3/10/22	EUR	500,000	576,564
SNCF Reseau, 6.000%,
10/12/20	EUR	1,142,000	1,344,978
Total Capital International SA,
0.000%, 3/19/20	EUR	500,000	561,240
Total Capital International SA,
0.250%, 7/12/23	EUR	2,700,000	3,063,456
Total Capital International SA,
2.125%, 3/15/23	EUR	2,000,000	2,405,234
UNEDIC ASSEO, 0.125%,
3/05/20	EUR	2,000,000	2,245,789
UNEDIC ASSEO, 0.125%,
5/25/22	EUR	2,000,000	2,268,573
UNEDIC ASSEO, 0.875%,
10/25/22	EUR	2,500,000	2,900,918
			93,373,309
Germany — 9.4%
Deutsche Bahn Finance GMBH,
2.750%, 6/20/22	GBP	1,780,000	2,460,937
Erste Abwicklungsanstalt,
0.000%, 2/25/21	EUR	1,500,000	1,690,803
Kreditanstalt fuer Wiederaufbau,
0.125%, 6/07/23	EUR	5,550,000	6,328,578
Kreditanstalt fuer Wiederaufbau,
0.125%, 2/24/23	EUR	400,000	455,802
Kreditanstalt fuer Wiederaufbau,
0.125%, 1/15/24	EUR	2,500,000	2,852,548
Kreditanstalt fuer Wiederaufbau,
1.000%, 10/12/21	NOK	5,000,000	562,799
Land Baden-Wuerttemberg,
0.343%, 7/19/21	EUR	1,520,000	1,725,177
Land Berlin, 0.250%, 7/15/20	EUR	125,000	140,704
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
1.125%, 5/17/21	GBP	510,000	677,782
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.067%, 9/27/21	USD	10,000,000	10,010,120
Landwirtschaftliche Rentenbank,
0.050%, 6/12/23	EUR	3,500,000	3,979,598
Landwirtschaftliche Rentenbank,
0.375%, 1/22/24	EUR	5,000,000	5,761,404
NRW Bank, 0.000%, 8/10/22	EUR	900,000	1,018,835
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,574,180
NRW Bank, 0.125%, 7/07/23	EUR	6,300,000	7,169,135
NRW Bank, 0.250%, 2/02/24	EUR	2,000,000	2,288,833
NRW Bank, 1.944%, 2/08/21	USD	1,000,000	999,660
State of North Rhine-Westphalia
Germany, 0.200%, 4/17/23	EUR	8,500,000	9,691,197
State of North Rhine-Westphalia
Germany, 0.375%, 2/16/23	EUR	900,000	1,031,009
State of North Rhine-Westphalia
Germany, 0.857%, 10/29/21	GBP	5,000,000	6,621,057
State of North Rhine-Westphalia
Germany, 1.250%, 3/13/20	EUR	3,000,000	3,376,061
			74,416,219
Luxembourg — 6.4%
European Financial Stability
Facility, 0.000%, 11/17/22	EUR	6,500,000	7,364,292
European Financial Stability
Facility, 0.100%, 1/19/21	EUR	500,000	564,053
European Financial Stability
Facility, 0.125%, 10/17/23	EUR	4,000,000	4,558,710
European Financial Stability
Facility, 0.200%, 1/17/24	EUR	2,000,000	2,286,025
European Financial Stability
Facility, 0.500%, 1/20/23	EUR	6,200,000	7,131,515

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Luxembourg (Continued)
European Financial Stability
Facility, 1.500%, 1/22/20	EUR	657,000	$737,743
Luxembourg Government Bond,
3.375%, 5/18/20	EUR	910,000	1,035,658
Nestle Finance International Ltd.,
0.750%, 11/08/21	EUR	750,000	857,150
Nestle Finance International Ltd.,
0.750%, 5/16/23	EUR	3,000,000	3,465,018
Novartis Finance SA, 0.125%,
9/20/23	EUR	3,500,000	3,962,088
Novartis Finance SA, 0.500%,
8/14/23	EUR	15,460,000	17,695,490
Novartis Finance SA, 0.750%,
11/09/21	EUR	1,217,000	1,391,563
			51,049,305
Netherlands — 5.1%
Bank Nederlandse Gemeenten
NV, 0.250%, 2/22/23	EUR	2,000,000	2,283,759
Bank Nederlandse Gemeenten
NV, 1.000%, 3/15/22	GBP	500,000	663,735
BNG Bank NV, 0.050%,
7/11/23	EUR	12,000,000	13,622,880
BNG Bank NV, 0.250%,
1/10/24	EUR	3,000,000	3,434,290
BNG Bank NV, 1.500%,
4/15/20	EUR	1,856,000	2,093,479
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA, 4.750%,
6/06/22	EUR	5,370,000	6,738,582
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA GMTN,
4.000%, 1/11/22	EUR	1,000,000	1,215,775
Nederlandse Waterschapsbank
NV, 0.125%, 9/25/23	EUR	3,000,000	3,418,696
Shell International Finance BV,
1.000%, 4/06/22	EUR	600,000	691,522
Shell International Finance BV,
1.250%, 3/15/22	EUR	625,000	723,838
Shell International Finance BV,
1.625%, 3/24/21	EUR	3,788,000	4,349,168
Toyota Motor Finance Netherlands
BV, 0.250%, 1/10/22	EUR	912,000	1,032,193
			40,267,917
New Zealand — 0.2%
ANZ New Zealand Int’l Ltd.,
0.400%, 3/01/22	EUR	355,000	402,600
ASB Finance Ltd., 0.500%,
6/10/22	EUR	800,000	910,138
			1,312,738
Norway — 0.4%
Equinor ASA, 0.875%, 2/17/23	EUR	500,000	575,721
Equinor ASA, 2.000%, 9/10/20	EUR	2,222,000	2,532,254
			3,107,975
Supranational — 12.4%
African Development Bank,
0.250%, 1/24/24	EUR	7,977,000	9,145,489
Asian Development Bank,
0.961%, 10/12/23	GBP	998,000	1,321,387
Asian Development Bank,
0.971%, 2/01/22	GBP	2,500,000	3,314,778
Asian Development Bank,
1.001%, 3/19/24	GBP	3,854,000	5,104,895
Asian Development Bank GMTN,
0.200%, 5/25/23	EUR	7,626,000	8,712,510
EUROFIMA, 1.988%, 3/11/22	USD	300,000	301,197
EUROFIMA, 2.000%, 11/15/21	USD	5,000,000	5,000,550
EUROFIMA, 4.000%, 10/27/21	EUR	500,000	605,611
European Bank for Reconstruction
& Development GMTN, 1.011%,
2/28/24	GBP	3,996,000	5,296,721
European Investment Bank,
0.000%, 1/15/20	EUR	500,000	560,980
European Investment Bank,
0.000%, 10/16/23	EUR	11,500,000	13,063,142
European Investment Bank,
0.050%, 12/15/23	EUR	2,500,000	2,846,782
European Investment Bank,
0.860%, 2/18/22	GBP	500,000	662,809
European Investment Bank,
0.991%, 1/10/22	GBP	750,000	995,348
European Investment Bank,
1.500%, 5/12/22 @	NOK	15,000,000	1,702,489
European Investment Bank,
1.625%, 3/15/23	EUR	600,000	716,089
European Investment Bank,
2.125%, 1/15/24	EUR	3,000,000	3,696,212
European Stability Mechanism,
0.100%, 7/31/23	EUR	7,078,000	8,054,776
Inter-American Investment Corp.,
2.091%, 10/12/21	USD	3,900,000	3,900,780
International Bank for
Reconstruction & Development,
0.997%, 5/15/24	GBP	4,023,000	5,328,790
International Bank for
Reconstruction & Development,
1.000%, 12/19/22	GBP	6,400,000	8,520,445
International Bank for
Reconstruction &
Development, 1.125%,
3/11/20	CAD	9,000,000	6,922,560
International Finance Corp.,
0.977%, 1/18/22	GBP	1,000,000	1,325,800
Nordic Investment Bank GMTN,
1.375%, 7/15/20	NOK	13,420,000	1,526,570
			98,626,710
Sweden — 5.6%
Kommuninvest I Sverige AB,
0.250%, 6/01/22	SEK	113,000,000	12,106,975
Kommuninvest I Sverige AB,
0.750%, 2/16/20	SEK	18,000,000	1,923,326

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Sweden (Continued)
Kommuninvest I Sverige AB,
0.750%, 2/22/23	SEK	65,000,000	$7,045,535
Kommuninvest I Sverige AB,
1.000%, 11/13/23	SEK	30,000,000	3,292,056
Skandinaviska Enskilda Banken
AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,037,366
Svensk Exportkredit AB, 2.007%,
12/13/21	USD	1,000,000	1,000,625
Svenska Handelsbanken AB,
0.250%, 2/28/22	EUR	250,000	282,602
Svenska Handelsbanken AB,
1.125%, 12/14/22	EUR	1,633,000	1,892,500
Sweden Government Bond,
5.000%, 12/01/20	SEK	145,000,000	16,237,046
			44,818,031
United States — 9.5%
3M Co., 0.000%, 5/15/20	EUR	500,000	561,532
3M Co., 0.950%, 5/15/23	EUR	3,120,000	3,626,245
3M Co., 1.875%, 11/15/21	EUR	500,000	582,694
Apple, Inc., 3.040%, 2/23/21	USD	500,000	506,108
Berkshire Hathaway, Inc.,
0.625%, 1/17/23	EUR	1,767,000	2,023,289
Berkshire Hathaway, Inc.,
0.750%, 3/16/23	EUR	400,000	458,189
Berkshire Hathaway, Inc.,
1.300%, 3/15/24	EUR	560,000	658,699
Coca-Cola Co. (The), 0.750%,
3/09/23	EUR	3,220,000	3,698,746
Johnson & Johnson, 0.250%,
1/20/22	EUR	1,650,000	1,870,222
Merck & Co., Inc., 1.125%,
10/15/21	EUR	1,000,000	1,145,571
Oracle Corp., 1.900%, 9/15/21	USD	2,282,000	2,287,362
Oracle Corp., 2.250%, 1/10/21	EUR	1,378,000	1,585,721
Pfizer, Inc., 0.250%, 3/06/22	EUR	4,075,000	4,612,934
Pfizer, Inc., 2.200%, 12/15/21	USD	3,570,000	3,606,085
Procter & Gamble Co. (The),
1.125%, 11/02/23	EUR	2,000,000	2,350,408
Procter & Gamble Co. (The),
2.000%, 8/16/22	EUR	1,600,000	1,899,056
Toyota Motor Credit Corp.,
0.000%, 7/21/21	EUR	400,000	450,139
Toyota Motor Credit Corp.,
0.750%, 7/21/22	EUR	2,500,000	2,872,800
Toyota Motor Credit Corp.,
1.800%, 7/23/20	EUR	500,000	567,397
Toyota Motor Credit Corp. MTN,
2.162%, 10/09/20	USD	2,000,000	2,001,606
Toyota Motor Credit Corp. MTN,
2.600%, 1/11/22	USD	765,000	776,807
United States Treasury Floating
Rate Note, 1.746%, 7/31/21	USD	36,000,000	36,021,079
Walmart, Inc., 1.900%,
4/08/22	EUR	1,000,000	1,171,968
			75,334,657
TOTAL BONDS AND NOTES
(Identified Cost
$713,286,045)			710,377,233

SHORT-TERM INVESTMENTS — 12.4%
Commercial Paper — 4.3%
Singapore — 4.3%
DBS Bank Ltd., 1.930%,
3/02/20	USD	15,000,000	14,953,164
DBS Bank Ltd., 0.010%,
3/09/20	USD	5,000,000	4,982,539
Oversea-Chinese Banking Corp.
Ltd., 2.000%, 5/15/20 ±	USD	4,000,000	4,000,000
United Overseas Bank Ltd.,
0.010%, 3/06/20	USD	10,000,000	9,968,174
			33,903,877
Sovereign — 5.9%
European Stability Mechanism
Treasury Bill, 0.000%,
3/05/20 #	EUR	12,000,000	13,473,486
European Stability Mechanism
Treasury Bill, 0.000%,
2/06/20 #	EUR	1,000,000	1,122,305
European Stability Mechanism
Treasury Bill, 0.000%,
1/23/20 #	EUR	1,000,000	1,122,154
Monetary Authority of Singapore
Bill, 0.000%, 3/20/20 #	SGD	15,000,000	11,111,580
Monetary Authority of Singapore
Bill, 0.000%, 1/31/20 #	SGD	11,000,000	8,167,199
United Kingdom Treasury Bill,
0.000%, 3/23/20 #	GBP	5,000,000	6,611,840
United Kingdom Treasury Bill,
0.000%, 3/02/20 #	GBP	4,000,000	5,291,726
			46,900,290

	SHARES
Investment Company — 1.2%
State Street Institutional U.S.
Government Money Market
Fund 1.535%		9,657,007	9,657,007

Collateral For Securities On Loan — 1.0%
State Street Navigator Securities
Lending Government Money
Market Portfolio, 1.560%		7,734,000	7,734,000

TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $97,594,004)			98,195,174

Total Investments — 101.7%
(Identified Cost $810,880,049)			808,572,407
Liabilities, Less Cash and Other
Assets — (1.7%)			(13,613,069)
Net Assets — 100.0%			$794,959,338

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2019 amounted to $31,231,495 or 3.93% of the net assets of the Fund.
@	A portion or all of the security were held on loan. As of December 31, 2019, the market value of the securities on loan was $7,599,443.
#	Zero coupon bond

Key to abbreviations:
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

Country Weightings as of December 31, 2019
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of December 31, 2019
						Total Value as of
Settlement	Currency		Currency			December 31,	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	2019	Appreciation	Depreciation
01/06/20	USD	7,635,312	CAD	10,036,259	Bank of America N.A.	$7,729,058	$—	$(93,746)
01/06/20	USD	137,709,821	CAD	181,881,844	HSBC Bank USA	140,069,652	—	(2,359,831)
01/06/20	USD	7,696,027	CAD	10,232,004	State Street Bank and Trust Co.	7,879,804	—	(183,777)
01/09/20	USD	138,436,135	EUR	125,251,906	State Street Bank and Trust Co.	140,547,660	—	(2,111,525)
01/09/20	USD	13,856,616	GBP	10,569,607	State Street Bank and Trust Co.	14,002,945	—	(146,329)
01/17/20	USD	21,062,927	DKK	141,680,332	HSBC Bank USA	21,287,820	—	(224,893)
01/23/20	USD	6,177,780	SEK	58,016,903	Bank of America N.A.	6,200,295	—	(22,515)
01/23/20	USD	34,150,025	SEK	324,737,418	State Street Bank and Trust Co.	34,704,847	—	(554,822)
01/24/20	USD	121,929,551	EUR	109,677,973	Citibank N.A.	123,186,298	—	(1,256,747)
01/24/20	USD	68,292,257	GBP	52,658,046	State Street Bank and Trust Co.	69,793,000	—	(1,500,743)
01/28/20	USD	3,820,800	EUR	3,450,731	HSBC Bank USA	3,876,696	—	(55,896)
01/28/20	USD	148,989,666	EUR	133,448,209	State Street Bank and Trust Co.	149,921,322	—	(931,656)
01/28/20	USD	3,650,136	NOK	33,567,015	State Street Bank and Trust Co.	3,823,874	—	(173,738)
02/05/20	USD	19,120,440	SGD	25,917,270	HSBC Bank USA	19,275,004	—	(154,565)
							$—	$(9,770,783)

Forward Foreign Currency Exchange Contracts purchased outstanding as of December 31, 2019
						Total Value as of
Settlement	Currency		Currency			December 31,	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	2019	Appreciation	Depreciation
01/06/20	CAD	28,481,335	USD	21,573,787	HSBC Bank USA	$21,933,858	$360,072	$—
01/06/20	CAD	5,364,127	USD	4,048,821	State Street Bank and Trust Co.	4,130,986	82,165	—
01/09/20	EUR	2,068,259	USD	2,299,621	Bank of America N.A.	2,320,835	21,214	—
01/09/20	GBP	2,044,242	USD	2,685,727	State Street Bank and Trust Co.	2,708,276	22,548	—
01/24/20	GBP	6,543,502	USD	8,476,668	Bank of America N.A.	8,672,761	196,092	—
01/28/20	EUR	3,493,585	USD	3,886,778	Bank of America N.A.	3,924,840	38,063	—
01/28/20	EUR	10,622,336	USD	11,811,672	State Street Bank and Trust Co.	11,933,578	121,906	—
							$842,060	$—
Total							$842,060	$(9,770,783)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.6%
Boeing Co. (The)	12,878	$4,195,137
Lockheed Martin Corp.	8,754	3,408,633
Other Securities^	76,374	11,136,776
		18,740,546
Air Freight & Logistics — 0.7%
Other Securities^*@	45,085	4,982,742

Airlines — 0.5%
Other Securities^*	64,479	3,358,487

Auto Components — 0.2%
Other Securities^@	30,824	1,651,821

Automobiles — 0.5%
Other Securities^@	141,300	3,226,978

Beverages — 2.3%
Coca-Cola Co. (The)	122,545	6,782,866
PepsiCo, Inc.	50,535	6,906,618
Other Securities^*	31,350	2,372,613
		16,062,097
Biotechnology — 2.1%
AbbVie, Inc.	35,619	3,153,706
Amgen, Inc.	22,372	5,393,218
Other Securities^*	68,783	6,541,910
		15,088,834
Building Products — 0.3%
Other Securities^*@	37,279	2,445,816

Capital Markets — 2.4%
Other Securities^	189,081	16,798,590

Chemicals — 1.6%
Other Securities^	117,119	11,163,648

Commercial Banks — 3.8%
Bank of America Corp.	103,861	3,657,984
JPMorgan Chase & Co.	56,659	7,898,265
Wells Fargo & Co.	72,581	3,904,858
Other Securities^	252,965	11,416,383
		26,877,490
Commercial Services & Supplies — 0.7%
Other Securities^	51,798	4,915,816

Communications Equipment — 1.1%
Cisco Systems, Inc.	122,164	5,858,986
Other Securities^*	21,295	1,632,284
		7,491,270
Computers & Peripherals — 4.6%
Apple, Inc.	99,457	29,205,548
Other Securities^*	97,777	3,040,230
		32,245,778
Construction & Engineering — 0.1%
Other Securities^	12,413	779,294

Construction Materials — 0.1%
Other Securities^	4,282	717,765

Consumer Finance — 0.8%
Other Securities^	82,230	5,503,870

Containers & Packaging — 0.5%
Other Securities^	73,631	3,540,370

Distributors — 0.1%
Other Securities^	11,623	928,921

Diversified Consumer Services — 0.1%
Other Securities^*	19,719	988,850

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	22,583	5,115,050
Other Securities^	5,323	205,063
		5,320,113
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	175,947	6,876,009
Verizon Communications, Inc.	149,421	9,174,449
Other Securities^*	35,071	798,640
		16,849,098
Electric Utilities — 1.9%
Other Securities^	179,774	13,532,910

Electrical Equipment — 0.6%
Other Securities^*	43,992	3,982,956

Electronic Equipment, Instruments & Components — 0.8%
Other Securities^*	84,031	5,731,722

Energy Equipment & Services — 0.2%
Other Securities^*@	51,018	1,339,977

Entertainment — 1.2%
Walt Disney Co. (The)	21,765	3,147,872
Other Securities^*	58,577	5,055,643
		8,203,515
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	13,301	3,909,430
Walmart, Inc.	37,347	4,438,317
Other Securities^	72,310	3,870,646
		12,218,393

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products — 1.0%
Other Securities^	110,908	$7,196,733

Gas Utilities — 0.2%
Other Securities^	18,418	1,143,883

Health Care Equipment & Supplies — 2.4%
Other Securities^	142,932	16,797,439

Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.	22,819	6,708,330
Other Securities^*	88,047	10,764,828
		17,473,158
Health Care Technology — 0.1%
Other Securities^*	10,997	947,521

Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	18,329	3,621,994
Other Securities^	143,332	11,533,695
		15,155,689
Household Durables — 0.4%
Other Securities^	36,232	2,641,702

Household Products — 1.6%
Procter & Gamble Co. (The)	59,661	7,451,659
Other Securities^@	38,932	3,711,439
		11,163,098
Independent Power Producers & Energy Traders — 0.1%
Other Securities^	34,143	868,642

Industrial Conglomerates — 1.3%
3M Co.	20,776	3,665,302
Honeywell International, Inc.	19,032	3,368,664
Other Securities^	86,149	1,826,694
		8,860,660
Insurance — 1.8%
Other Securities^	166,042	12,717,890

Interactive Media & Services — 3.9%
Alphabet, Inc., Class A*	5,413	7,250,118
Alphabet, Inc., Class C*	5,585	7,467,257
Facebook, Inc., Class A*	57,962	11,896,700
Other Securities^*@	16,959	791,120
		27,405,195
Internet & Catalog Retail — 4.4%
Amazon.com, Inc. *	14,215	26,267,046
Other Securities^*@	49,850	4,783,984
		31,051,030
IT Services — 6.2%
Accenture PLC, Class A	19,355	4,075,582
International Business Machines Corp.	31,997	4,288,878
MasterCard, Inc., Class A	32,433	9,684,169
Visa, Inc., Class A	51,539	9,684,178
Other Securities^*	168,543	15,897,036
		43,629,843
Leisure Equipment & Products — 0.1%
Other Securities^	13,554	724,498

Life Sciences Tools & Services — 0.9%
Other Securities^*	29,892	6,033,219

Machinery — 2.2%
Other Securities^	133,909	15,416,781

Marine — 0.0%
Other Securities^*	792	70,908

Media — 1.5%
Comcast Corp., Class A	109,345	4,917,245
Other Securities^	141,689	5,920,865
		10,838,110
Metals & Mining — 0.2%
Other Securities^	49,587	1,740,334

Multi-Utilities — 0.9%
Other Securities^	92,367	6,600,880

Multiline Retail — 0.5%
Other Securities^	41,551	3,754,541

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	31,063	3,743,402
Exxon Mobil Corp.	68,646	4,790,118
Other Securities^*	244,741	11,276,582
		19,810,102
Paper & Forest Products — 0.0%
Other Securities^	2,153	63,880

Personal Products — 0.3%
Other Securities^*	15,235	1,846,660
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	73,101	4,692,353
Eli Lilly & Co.	25,881	3,401,540
Johnson & Johnson	79,239	11,558,593
Merck & Co., Inc.	75,235	6,842,623
Pfizer, Inc.	133,582	5,233,743
Other Securities^	44,712	3,873,833
		35,602,685

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services — 0.4%
Other Securities^	32,418	$2,673,500

Real Estate Management & Development — 0.1%
Other Securities^	11,552	839,564

Road & Rail — 1.1%
Union Pacific Corp.	20,900	3,778,511
Other Securities^	42,518	4,294,274
		8,072,785
Semiconductors & Semiconductor Equipment — 4.6%
Intel Corp.	130,967	7,838,375
NVIDIA Corp.	13,418	3,157,255
Texas Instruments, Inc.	33,772	4,332,610
Other Securities^	212,549	17,534,356
		32,862,596
Software — 6.8%
Adobe, Inc.*	11,659	3,845,255
Microsoft Corp.	177,335	27,965,729
Oracle Corp.	76,275	4,041,049
Other Securities^*	105,625	12,424,386
		48,276,419
Specialty Retail — 2.8%
Home Depot, Inc. (The)	26,274	5,737,716
Lowe’s Cos., Inc.	27,692	3,316,394
Other Securities^@	118,817	10,865,134
		19,919,244
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	39,480	3,999,719
Other Securities^	56,315	3,386,736
		7,386,455
Thrifts & Mortgage Finance — 0.1%
Other Securities^	14,014	356,378

Tobacco — 0.9%
Altria Group, Inc.	67,700	3,378,907
Philip Morris International, Inc.	37,475	3,188,748
		6,567,655
Trading Companies & Distributors — 0.3%
Other Securities^	36,829	2,444,774

Transportation Infrastructure — 0.0%
Other Securities^	1,285	55,049

Water Utilities — 0.1%
Other Securities^	10,563	886,543

Wireless Telecommunication Services — 0.1%
Other Securities^*	28,333	967,287

TOTAL COMMON STOCKS
(Identified Cost $228,635,502)		675,550,997

RIGHTS AND WARRANTS — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co.*	21,149	63,659

TOTAL RIGHTS AND WARRANTS
(Identified Cost $45,047)		63,659

MUTUAL FUNDS — 4.4%
Other — 4.4%
DFA U.S. Micro Cap Portfolio	1,446,514	31,374,885

TOTAL MUTUAL FUNDS
(Identified Cost $18,809,130)		31,374,885

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.1%
State Street Institutional U.S.
Government Money Market
Fund 1.535%	652,491	652,491

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 1.560%	939,564	939,564

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,592,055)		1,592,055

Total Investments — 100.0%
(Identified Cost $249,081,734)		$708,581,596
Liabilities, Less Cash and Other
Assets — 0.0%		(246,647)
Net Assets — 100.0%		$708,334,949

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2019, the market value of the securities on loan was $7,968,856.

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2019
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.7%
United Technologies Corp.	46,760	$7,002,778
Other Securities^	90,383	4,028,409
		11,031,187
Air Freight & Logistics — 0.6%
FedEx Corp.	19,292	2,917,143
Other Securities^*@	15,841	1,262,528
		4,179,671
Airlines — 1.7%
Delta Air Lines, Inc.	65,959	3,857,282
United Continental Holdings, Inc. *	38,241	3,368,650
Other Securities^	93,430	3,468,740
		10,694,672
Auto Components — 0.6%
Other Securities^*@	75,962	3,834,466

Automobiles — 1.3%
General Motors Co.	147,663	5,404,466
Other Securities^	274,426	2,637,700
		8,042,166
Beverages — 0.3%
Other Securities^	22,654	1,897,855

Biotechnology — 0.1%
Other Securities^*	5,202	957,164

Building Products — 0.6%
Other Securities^	75,272	3,812,597

Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	82,474	4,150,916
Goldman Sachs Group, Inc. (The)	27,710	6,371,360
Morgan Stanley	108,757	5,559,658
Other Securities^	20,169	774,832
		16,856,766
Chemicals — 2.2%
Other Securities^	204,919	14,275,078

Commercial Banks — 13.6%
Bank of America Corp.	472,935	16,656,771
Citigroup, Inc.	136,813	10,929,991
JPMorgan Chase & Co.	156,713	21,845,792
PNC Financial Services Group, Inc. (The)	21,675	3,459,980
Truist Financial Corp.	78,338	4,411,996
Wells Fargo & Co.	343,221	18,465,290
Other Securities^	490,704	11,579,385
		87,349,205
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	40,514	3,631,270

Communications Equipment — 0.1%
Other Securities^	29,940	764,625

Computers & Peripherals — 1.5%
HP, Inc.	184,096	3,783,173
Other Securities^*	231,219	5,723,802
		9,506,975
Construction & Engineering — 0.3%
Other Securities^	34,348	1,847,836

Construction Materials — 0.5%
Other Securities^	16,239	2,979,607

Consumer Finance — 1.3%
Capital One Financial Corp.	47,279	4,865,482
Other Securities^	107,816	3,322,454
		8,187,936
Containers & Packaging — 0.6%
Other Securities^	88,751	4,107,986

Distributors — 0.3%
Other Securities^*	47,648	1,701,034

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B *	58,774	13,312,311
Other Securities^	14,013	577,520
		13,889,831
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	678,094	26,499,913
Other Securities^	139,832	1,847,181
		28,347,094
Electrical Equipment — 0.8%
Eaton Corp. PLC	40,532	3,839,191
Other Securities^*	18,677	1,006,130
		4,845,321
Electronic Equipment, Instruments & Components — 0.9%
Other Securities^	144,206	5,606,830

Energy Equipment & Services — 0.6%
Other Securities^	132,379	3,837,340

Entertainment — 1.7%
Walt Disney Co. (The)	68,629	9,925,812
Other Securities^*	15,173	958,906
		10,884,718
Food & Staples Retailing — 2.0%
Walgreens Boots Alliance, Inc.	63,418	3,739,125
Walmart, Inc.	51,637	6,136,541
Other Securities^*	82,847	2,670,571
		12,546,237
Food Products — 2.1%
Mondelez International, Inc., Class A	74,783	4,119,048
Tyson Foods, Inc., Class A	41,844	3,809,478
Other Securities^	84,398	5,763,446
		13,691,972

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.6%
Danaher Corp.	32,463	$4,982,421
Medtronic PLC	76,880	8,722,036
Other Securities^	34,411	2,953,869
		16,658,326
Health Care Providers & Services — 6.5%
Anthem, Inc.	28,740	8,680,342
CIGNA Corp. *	31,781	6,498,897
CVS Health Corp.	113,823	8,455,911
Humana, Inc.	10,141	3,716,879
Other Securities^	155,174	14,196,997
		41,549,026
Hotels, Restaurants & Leisure — 1.6%
Royal Caribbean Cruises Ltd.	26,539	3,543,222
Other Securities^*	157,938	7,066,370
		10,609,592
Household Durables — 1.7%
DR Horton, Inc.	65,701	3,465,728
Other Securities^	128,293	7,689,797
		11,155,525
Household Products — 0.0%
Other Securities^	175	11,251

Independent Power Producers & Energy Traders — 0.2%
Other Securities^	47,615	1,465,869

Industrial Conglomerates — 0.3%
Other Securities^	74,229	1,870,348

Insurance — 4.5%
Hartford Financial Services Group, Inc.	49,258	2,993,409
Travelers Companies, Inc. (The)	23,169	3,172,995
Other Securities^	341,799	23,023,087
		29,189,491
IT Services — 1.5%
Fidelity National Information
Services, Inc.	26,982	3,752,926
Other Securities^	81,594	6,183,532
		9,936,458
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	20,616	6,697,520
Other Securities^*	6,567	1,051,736
		7,749,256
Machinery — 2.0%
Other Securities^@	115,857	12,827,174

Media — 5.4%
Charter Communications, Inc., Class A *	20,137	9,768,056
Comcast Corp., Class A	428,572	19,272,883
Other Securities^	160,317	5,707,686
		34,748,625
Metals & Mining — 1.5%
Nucor Corp.	56,664	3,189,050
Other Securities^	208,610	6,136,022
		9,325,072
Multi-Utilities — 0.0%
Other Securities^	5,121	152,145

Multiline Retail — 1.0%
Target Corp.	30,047	3,852,326
Other Securities^	39,919	2,326,867
		6,179,193
Oil, Gas & Consumable Fuels — 12.0%
Chevron Corp.	176,242	21,238,923
ConocoPhillips	97,287	6,326,574
Exxon Mobil Corp.	291,290	20,326,216
Marathon Petroleum Corp.	75,262	4,534,536
Valero Energy Corp.	52,914	4,955,396
Other Securities^@	541,845	20,046,148
		77,427,793
Personal Products — 0.0%
Other Securities^	22,181	249,536

Pharmaceuticals — 3.7%
Pfizer, Inc.	516,804	20,248,381
Other Securities^	84,672	3,256,743
		23,505,124
Professional Services — 0.2%
Other Securities^	38,119	1,441,438

Real Estate Management & Development — 0.3%
Other Securities^	20,773	1,892,562

Road & Rail — 1.3%
Norfolk Southern Corp.	27,918	5,419,721
Other Securities^	16,225	2,931,009
		8,350,730
Semiconductors & Semiconductor Equipment — 6.0%
Intel Corp.	451,952	27,049,327
Micron Technology, Inc. *	110,111	5,921,770
Other Securities^	90,031	5,292,064
		38,263,161
Software — 0.0%
Other Securities^	6,585	292,050

Specialty Retail — 0.3%
Other Securities^	30,325	1,797,223

Textiles, Apparel & Luxury Goods — 0.3%
Other Securities^	26,351	1,825,846

Thrifts & Mortgage Finance — 0.0%
Other Securities^	8,435	101,389
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.1%
Other Securities^*	5,460	$910,564

Wireless Telecommunication Services — 0.3%
Other Securities^*	54,373	2,069,314

TOTAL COMMON STOCKS
(Identified Cost $442,262,286)		640,861,520

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund 1.535%	1,477,705	1,477,705

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 1.560%	1,390,828	1,390,828

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,868,533)		2,868,533

Total Investments — 100.1%
(Identified Cost $445,130,819)		643,730,053
Liabilities, Less Cash and
Other Assets — (0.1%)		(759,019)
Net Assets — 100.0%		$642,971,034

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2019, the market value of the securities on loan was $3,986,550.

Portfolio Sectors as of December 31, 2019
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.5%
Other Securities^*	135,035	$6,499,012

Air Freight & Logistics — 0.4%
Other Securities^*@	50,873	1,795,820

Airlines — 0.6%
Other Securities^*	55,862	2,614,390

Auto Components — 1.6%
Other Securities^*	220,218	6,997,831

Automobiles — 0.2%
Other Securities^	18,733	839,373

Beverages — 0.4%
Other Securities^*@	22,190	1,642,786

Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc.*	8,545	984,128
Other Securities^*@	320,985	6,742,353
		7,726,481
Building Products — 2.1%
Armstrong World Industries, Inc.	11,660	1,095,690
Trex Co., Inc.*@	15,148	1,361,502
Other Securities^	177,097	6,850,381
		9,307,573
Capital Markets — 2.1%
Other Securities^	359,969	9,205,688

Chemicals — 2.6%
Other Securities^	363,530	11,704,492

Commercial Banks — 10.3%
Bank of Hawaii Corp.	9,487	902,783
First Financial Bankshares, Inc.@	27,608	969,041
Glacier Bancorp, Inc.	19,481	895,931
TCF Financial Corp.	32,127	1,503,544
Other Securities^	1,354,032	41,437,137
		45,708,436
Commercial Services & Supplies — 2.9%
Clean Harbors, Inc.*	12,448	1,067,416
MSA Safety, Inc.	8,699	1,099,206
Tetra Tech, Inc.	13,369	1,151,873
Other Securities^	299,346	9,680,177
		12,998,672
Communications Equipment — 1.1%
Ciena Corp.*	27,004	1,152,801
Other Securities^*	186,755	3,721,771
		4,874,572
Computers & Peripherals — 0.3%
Xerox Holdings Corp.*	28,195	1,039,550
Other Securities^	38,031	446,367
		1,485,917
Construction & Engineering — 1.2%
Other Securities^	157,175	5,289,488

Construction Materials — 0.1%
Other Securities^*	12,985	553,493

Consumer Finance — 0.9%
FirstCash, Inc.	11,198	902,895
Other Securities^*	139,625	3,105,862
		4,008,757
Containers & Packaging — 0.8%
Other Securities^*	81,285	3,523,117

Distributors — 0.3%
Other Securities^	22,770	1,286,486

Diversified Consumer Services — 1.2%
Other Securities^*	140,101	5,217,422

Diversified Financial Services — 0.3%
Other Securities^	59,587	1,527,581

Diversified Telecommunication Services — 0.6%
Other Securities^*	131,844	2,567,760

Electric Utilities — 1.0%
Other Securities^@	78,995	4,546,945

Electrical Equipment — 1.3%
Generac Holdings, Inc.*	14,198	1,428,177
Other Securities^*	88,453	4,576,831
		6,005,008
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc.*	10,507	890,363
Littelfuse, Inc.	4,934	943,874
Other Securities^	374,519	14,119,987
		15,954,224
Energy Equipment & Services — 0.9%
Other Securities^*@	423,273	3,883,993

Entertainment — 0.5%
Zynga, Inc., Class A*	155,342	950,693
Other Securities^@	58,903	1,398,953
		2,349,646
Food & Staples Retailing — 0.6%
Other Securities^	75,990	2,750,562

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products — 1.8%
Darling Ingredients, Inc.*	37,935	$1,065,215
J&J Snack Foods Corp.	4,900	902,923
Sanderson Farms, Inc.	6,194	1,091,507
Other Securities^*	134,441	5,153,020
		8,212,665
Gas Utilities — 1.0%
Spire, Inc.	11,344	945,069
Other Securities^	64,815	3,620,620
		4,565,689
Health Care Equipment & Supplies — 3.5%
Globus Medical, Inc., Class A*	18,325	1,078,976
Haemonetics Corp.*	12,126	1,393,277
Integra LifeSciences Holdings Corp.*	16,147	941,047
Other Securities^	240,438	11,970,389
		15,383,689
Health Care Providers & Services — 2.9%
Amedisys, Inc.*	7,540	1,258,577
Chemed Corp.	3,195	1,403,436
LHC Group, Inc.*	7,231	996,143
Other Securities^	255,401	9,173,589
		12,831,745
Health Care Technology — 0.6%
Other Securities^*@	93,269	2,535,985

Hotels, Restaurants & Leisure — 3.2%
Choice Hotels International, Inc.@	10,908	1,128,214
Marriott Vacations Worldwide Corp.	9,427	1,213,821
Planet Fitness, Inc. Class A*	14,937	1,115,495
Texas Roadhouse, Inc.	17,624	992,584
Wendy’s Co. (The)	49,718	1,104,237
Other Securities^	307,390	8,619,744
		14,174,095
Household Durables — 2.2%
Helen of Troy Ltd.*	6,811	1,224,550
Other Securities^*@	270,225	8,391,757
		9,616,307
Household Products — 0.3%
Other Securities^@	17,957	1,138,988

Independent Power Producers & Energy Traders — 0.3%
Other Securities^	42,285	1,401,095

Industrial Conglomerates — 0.2%
Other Securities^	10,355	740,502

Insurance — 3.8%
Kemper Corp.	17,267	1,338,192
Primerica, Inc.	8,809	1,150,103
Selective Insurance Group, Inc.	13,673	891,343
Other Securities^	415,353	13,511,666
		16,891,304
Interactive Media & Services — 0.3%
Other Securities^*@	68,733	1,282,917

Internet & Catalog Retail — 0.4%
Other Securities^*@	74,298	1,670,825

IT Services — 2.4%
CACI International, Inc., Class A*	5,262	1,315,447
Science Applications International Corp.	12,120	1,054,682
Other Securities^*	262,691	8,338,524
		10,708,653
Leisure Equipment & Products — 0.4%
Other Securities^*	89,551	1,841,897

Life Sciences Tools & Services — 0.8%
Other Securities^*	58,322	3,585,134

Machinery — 5.4%
Other Securities^	559,245	24,143,308

Marine — 0.2%
Other Securities^	26,352	882,020

Media — 1.3%
New York Times Co. (The), Class A@	32,019	1,030,051
Other Securities^*	216,677	4,917,821
		5,947,872
Metals & Mining — 1.7%
Reliance Steel & Aluminum Co.	8,480	1,015,565
Other Securities^	424,519	6,429,140
		7,444,705
Multi-Utilities — 0.6%
Other Securities^	51,118	2,888,842

Multiline Retail — 0.4%
Other Securities^*	102,928	1,975,791

Oil, Gas & Consumable Fuels — 2.6%
Other Securities^*	1,089,591	11,366,155

Paper & Forest Products — 0.6%
Other Securities^*	101,591	2,712,378

Personal Products — 0.6%
Other Securities^*	91,105	2,646,828

Pharmaceuticals — 1.0%
Other Securities^*@	154,103	4,428,057

Professional Services — 2.0%
FTI Consulting, Inc.*	9,657	1,068,644
Other Securities^*@	203,954	7,624,200
		8,692,844
Real Estate Management & Development — 0.7%
Other Securities^*	97,543	2,953,764

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail — 0.8%
Other Securities^*@	106,474	$3,777,834

Semiconductors & Semiconductor Equipment — 4.0%
Cabot Microelectronics Corp.	6,595	951,790
Entegris, Inc.	27,952	1,400,116
MKS Instruments, Inc.	9,585	1,054,446
Silicon Laboratories, Inc.*	10,112	1,172,790
Other Securities^	421,604	13,216,127
		17,795,269
Software — 3.7%
ACI Worldwide, Inc.*	29,488	1,117,153
Pegasystems, Inc.	15,185	1,209,485
Other Securities^*@	289,256	14,090,193
		16,416,831
Specialty Retail — 3.0%
Aaron’s, Inc.	18,376	1,049,453
Five Below, Inc.*	10,803	1,381,272
Other Securities^*	443,510	10,835,084
		13,265,809
Textiles, Apparel & Luxury Goods — 1.7%
Deckers Outdoor Corp.*	6,638	1,120,893
Other Securities^	178,682	6,260,051
		7,380,944
Thrifts & Mortgage Finance — 1.8%
Other Securities^	336,273	7,930,225

Tobacco — 0.2%
Other Securities^@	50,145	879,230

Trading Companies & Distributors — 1.5%
Other Securities^*	183,782	6,641,137

Water Utilities — 0.5%
Other Securities^	41,074	2,316,038

Wireless Telecommunication Services — 0.3%
Other Securities^*	44,403	1,126,929
TOTAL COMMON STOCKS
(Identified Cost $291,877,417)		443,059,825

PREFERRED STOCKS — 0.0%
Diversified Telecommunication Services — 0.0%
Other Securities^*	1,225	32,438
TOTAL PREFERRED STOCKS
(Identified Cost $4,659)		32,438

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Other Securities^*§~¶	13,144	9,231

Chemicals — 0.0%
Other Securities^*§~¶	6,827	—

Media — 0.0%
Other Securities^*§~¶	3,965	—

Pharmaceuticals — 0.0%
Other Securities^*§~¶	17,000	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $6,541)		9,231

SHORT-TERM INVESTMENTS — 1.3%
Investment Company — 0.2%
State Street Institutional U.S.
Government Money Market
Fund 1.535%	836,626	836,626

Collateral For Securities On Loan — 1.1%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 1.560%	5,121,368	5,121,368
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,957,994)		5,957,994
Total Investments — 101.1%
(Identified Cost $297,846,611)		449,059,488
Liabilities, Less Cash and
Other Assets — (1.1%)		(4,755,226)
Net Assets — 100.0%		$444,304,262

†	See Note 1
*	Non-income producing security
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.
@	A portion or all of the security/securities were held on loan. As of December 31, 2019, the market value of the securities on loan was $38,341,640.
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2019
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Australia — 5.9%
Australia & New Zealand
Banking Group Ltd.	454,892	$7,862,399
Fortescue Metals Group Ltd.@	547,655	4,108,347
National Australia Bank Ltd.	277,774	4,801,074
Woodside Petroleum Ltd.	168,726	4,070,711
Other Securities^	4,492,887	20,688,919
		41,531,450
Austria — 0.1%
Other Securities^	19,663	493,834

Belgium — 1.1%
Other Securities^	103,489	7,924,269

Canada — 8.7%
Bank of Montreal	79,335	6,148,462
Bank of Montreal	13,274	1,028,759
Bank of Nova Scotia (The)	66,838	3,775,679
Bank of Nova Scotia (The)	21,150	1,194,681
Canadian Imperial
Bank of Commerce@	15,004	1,248,333
Canadian Imperial
Bank of Commerce@	31,391	2,612,230
Canadian Natural Resources Ltd.	179,399	5,803,558
Magna International, Inc.	78,921	4,328,028
Manulife Financial Corp.	189,784	3,850,717
Suncor Energy, Inc.	31,230	1,024,344
Suncor Energy, Inc.¥	217,673	7,134,237
Other Securities^	1,476,033	22,877,435
		61,026,463
Denmark — 1.7%
Vestas Wind Systems A/S	37,580	3,797,572
Other Securities^@*	139,781	8,171,528
		11,969,100
Finland — 1.0%
Other Securities^	412,374	7,090,145

France — 10.3%
AXA SA	161,385	4,545,552
BNP Paribas SA	86,860	5,147,272
Cie de Saint-Gobain	101,314	4,148,003
Cie Generale des
Etablissements Michelin	38,971	4,769,172
Orange SA	322,578	4,747,285
Peugeot SA	170,171	4,065,761
Societe Generale SA	115,065	4,003,057
Total SA	378,156	20,869,536
Other Securities^	935,226	20,134,359
		72,429,997
Germany — 6.6%
Bayer AG	108,375	8,851,092
Bayerische Motoren Werke AG	62,360	5,116,085
Daimler AG	168,879	9,352,236
Muenchener Rueckversicherungs AG	15,112	4,458,147
Other Securities^	881,245	18,603,365
		46,380,925
Hong Kong — 2.9%
CK Hutchison Holdings Ltd.	401,124	3,824,739
Other Securities^	5,728,172	16,562,782
		20,387,521
Ireland — 0.4%
Other Securities^	141,987	2,765,967

Israel — 0.4%
Other Securities^*	446,239	3,172,705

Italy — 1.3%
Other Securities^	4,326,124	9,417,142

Japan — 22.6%
Hitachi Ltd.	116,700	4,968,517
Honda Motor Co., Ltd.	260,600	7,432,694
Sumitomo Mitsui Financial Group, Inc.	172,700	6,418,136
Toyota Motor Corp.	131,890	9,363,577
Toyota Motor Corp., ADR@	40,897	5,747,664
Other Securities^	10,946,097	125,098,427
		159,029,015
Luxembourg — 0.1%
Other Securities^	60,528	848,678

Netherlands — 4.0%
Fiat Chrysler Automobiles NV	202,005	2,989,615
Fiat Chrysler Automobiles NV	52,894	777,013
ING Groep NV	386,479	4,633,392
Koninklijke Ahold Delhaize NV	285,058	7,128,816
Koninklijke DSM NV	38,309	4,988,957
Other Securities^	409,008	7,774,166

New Zealand — 0.2%
Other Securities^	393,278	1,765,747

Norway — 0.7%
Other Securities^	456,836	5,234,673

Portugal — 0.1%
Other Securities^	446,935	381,261

Singapore — 1.1%
Other Securities^	1,659,966	7,494,450

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain — 2.0%
Banco Santander SA	2,786,466	$11,658,409
Other Securities^	873,074	2,798,716
Sweden — 2.3%		14,457,125
Other Securities^	1,376,093	16,134,746

Switzerland — 9.8%
Cie Financiere Richemont SA	68,383	5,374,262
Novartis AG	155,578	14,773,319
UBS Group AG	385,713	4,872,227
Zurich Insurance Group AG	26,257	10,773,564
Other Securities^	525,086	33,106,680
		68,900,052
United Kingdom — 14.9%
Anglo American PLC	157,388	4,530,186
Aviva PLC	901,779	5,001,356
BP PLC, ADR	270,319	10,201,839
British American Tobacco PLC	220,071	9,420,016
Glencore PLC	1,526,564	4,758,980
HSBC Holdings PLC, ADR@	256,837	10,039,758
Lloyds Banking Group PLC	9,201,932	7,618,048
Royal Dutch Shell PLC, ADR, Class A	182,057	10,737,722
Royal Dutch Shell PLC, ADR, Class B@	201,632	12,091,871
Vodafone Group PLC	4,677,355	9,092,697
Other Securities^@	3,694,937	21,193,994
		104,686,467
TOTAL COMMON STOCKS (Identified Cost $631,309,587)		691,813,691

PREFERRED STOCKS — 1.3%
Germany — 1.3%
Volkswagen AG, 2.680%	37,559	7,424,979
Other Securities^	28,411	1,979,068
		9,404,047
TOTAL PREFERRED STOCKS (Identified Cost $10,884,972)		9,404,047

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Other Securities^*	13,625	6,465
TOTAL RIGHTS AND WARRANTS (Identified Cost $6,438)		6,465

SHORT-TERM INVESTMENTS — 2.6%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 1.535%	672,047	672,047

Collateral For Securities On Loan — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.560%	17,676,965	17,676,965
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,349,012)		18,349,012

Total Investments — 102.1%
(Identified Cost $660,550,009)		719,573,215
Liabilities, Less Cash and Other Assets — (2.1%)		(14,697,255)
Net Assets — 100.0%		$704,875,960

†	See Note 1
@	A portion or all of the security were held on loan. As of December 31, 2019, the market value of the securities on loan was $42,154,294.
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted , and/or fair valued securities.

¥	Traded on the Canada, Toronto Stock Exchange.
*	Non-income producing security
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2019 amounted to $3,390,688 or 0.48% of the net assets of the Fund.

=	Traded on the France, Euronext Paris Exchange.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2019
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	18.4%
Financials	15.9%
Oil, Gas & Consumable Fuels	12.4%
Insurance	9.1%
Automobiles	8.9%
Metals & Mining	5.5%
Pharmaceuticals	4.6%
Chemicals	3.8%
Auto Components	3.0%
Real Estate Management & Development	2.6%

Country Weightings as of December 31, 2019
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio£	18,375,473	$347,296,443
TOTAL MUTUAL FUNDS (Identified Cost $222,385,885)		347,296,443

Total Investments — 100.0% (Identified Cost $222,385,885)		347,296,443
Liabilities, Less Cash and Other Assets — 0.0%		(117,404)
Net Assets — 100.0%		$347,179,039

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.9%
Brazil — 7.1%
Banco Bradesco SA, ADR	120,549	$1,078,914
Banco do Brasil SA	68,244	896,077
Petroleo Brasileiro SA	451,622	3,592,588
Vale SA	423,489	5,611,148
Other Securities^*@	777,792	4,669,511
		15,848,238
Chile — 1.1%
Other Securities^*	17,597,750	2,399,580

China — 17.0%
Bank of China Ltd., H Shares	3,637,902	1,554,639
China Construction Bank Corp., H Shares	5,998,810	5,181,011
China Mobile Ltd.	490,500	4,123,012
China Overseas Land & Investment Ltd.	320,000	1,246,359
China Petroleum & Chemical Corp., H Shares	1,746,400	1,051,117
China Resources Land Ltd.	246,000	1,224,901
CNOOC Ltd.	1,432,000	2,381,674
Industrial & Commercial Bank of China Ltd., H Shares	3,289,000	2,532,500
Other Securities^*@±§~	33,215,049	18,840,916
		38,136,129
Colombia — 0.3%
Other Securities^*	157,516	670,850

Czech Republic — 0.2%
Other Securities^	20,203	454,054

Greece — 0.4%
Other Securities^*	402,555	917,956

Hong Kong — 0.1%
Other Securities^*@	454,288	216,464

Hungary — 0.3%
Other Securities^	65,062	757,702

India — 13.2%
Axis Bank Ltd.	134,335	1,416,219
Bharti Airtel Ltd.	295,587	1,888,360
ICICI Bank Ltd., ADR	82,445	1,244,095
Reliance Industries Ltd.	354,872	7,537,124
Reliance Industries Ltd., GDR ±	28,624	1,217,951
Other Securities^* ±	6,568,282	16,175,450
		29,479,199
Indonesia — 2.6%
Bank Mandiri Tbk PT	1,948,700	1,077,347
Other Securities^*§	46,487,796	4,740,119
		5,817,466
Korea — 15.9%
Hana Financial Group, Inc.	48,804	1,557,238
Hyundai Mobis Co., Ltd.	6,886	1,524,334
Hyundai Motor Co.	12,940	1,348,325
KB Financial Group, Inc., ADR *	56,600	2,341,542
Kia Motors Corp.	34,999	1,340,703
LG Electronics, Inc. *	18,039	1,124,659
POSCO, ADR	51,783	2,621,255
Samsung Fire & Marine Insurance Co., Ltd.	4,298	904,979
Shinhan Financial Group Co., Ltd., ADR *@	45,208	1,721,069
Other Securities^*@±	1,299,138	21,190,786
		35,674,890
Malaysia — 2.6%
CIMB Group Holdings Bhd	813,505	1,024,215
Other Securities^*	9,426,331	4,705,757
		5,729,972
Mexico — 3.2%
Grupo Financiero Banorte SAB de CV	286,505	1,599,549
Grupo Mexico SAB de CV, Series B	466,960	1,283,754
Other Securities^*@±§	3,532,168	4,165,311
		7,048,614
Netherlands — 0.0%
Other Securities^	14,442	36,538

Philippines — 1.4%
Other Securities^*±§	7,973,901	3,084,532

Poland — 1.1%
Other Securities^*	418,040	2,419,976

Russia — 2.4%
Gazprom PAO, ADR	228,645	1,881,291
Lukoil PJSC, ADR	28,118	2,788,743
Other Securities^	235,239	754,083
		5,424,117
Singapore — 0.0%
Other Securities^*	905	6,268

South Africa — 6.5%
AngloGold Ashanti Ltd., ADR	46,550	1,039,927
Gold Fields Ltd., ADR	163,422	1,078,585
MTN Group Ltd. @	246,937	1,454,365
Standard Bank Group Ltd.	165,433	1,988,125
Other Securities^*@§	3,348,889	8,903,526
		14,464,528
Spain — 0.2%
Other Securities^*	90,719	341,738

Taiwan — 17.0%
Cathay Financial Holding Co., Ltd.	735,166	1,043,510
China Steel Corp.	1,869,800	1,490,750
CTBC Financial Holding Co., Ltd.	2,616,280	1,954,988
E.Sun Financial Holding Co., Ltd.	1,185,937	1,103,768
First Financial Holding Co., Ltd.	1,184,577	936,534
Fubon Financial Holding Co., Ltd.	913,211	1,413,517
Hon Hai Precision Industry Co., Ltd.	1,126,068	3,410,847

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Mega Financial Holding Co., Ltd.	1,249,850	$1,275,825
Taiwan Cement Corp.	734,095	1,070,152
United Microelectronics Corp.	2,220,513	1,218,515
Yuanta Financial Holding Co., Ltd.	1,469,815	990,435
Other Securities^*	29,090,447	22,186,080
		38,094,921
Thailand — 3.4%
PTT PCL	1,217,800	1,788,865
Other Securities^*	19,490,855	5,880,187
		7,669,052
Turkey — 0.9%
Other Securities^*	1,817,467	1,970,437

United States — 0.0%
Other Securities^*	4,015	39,880
TOTAL COMMON STOCKS (Identified Cost $208,533,775)		216,703,101

PREFERRED STOCKS — 2.5%
Brazil — 2.4%
Petroleo Brasileiro SA, 3.090%	502,064	3,766,697
Petroleo Brasileiro SA, ADR, 3.140%	84,297	1,257,711
Other Securities^	134,901	429,315
		5,453,723
Colombia — 0.1%
Other Securities^	61,825	145,903

Korea — 0.0%
Other Securities^*	252	15,777
TOTAL PREFERRED STOCKS (Identified Cost $4,108,882)		5,615,403

RIGHTS AND WARRANTS — 0.0%
China — 0.0%
Other Securities^*	50,000	1,765

Hong Kong — 0.0%
Other Securities^*§	1,461	—

India — 0.0%
Other Securities^*§	1,154	3,614

Thailand — 0.0%
Other Securities^*§	108,237	—
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		5,379

SHORT-TERM INVESTMENTS — 1.8%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 1.535%	350,320	350,320

Collateral For Securities On Loan — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.560%	3,698,037	3,698,037
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,048,357)		4,048,357

Total Investments — 101.2% (Identified Cost $216,691,014)		226,372,240
Liabilities, Less Cash and Other Assets — (1.2%)		-2,715,883
Net Assets — 100.0%		$223,656,357

†	See Note 1
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.

*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2019, the market value of the securities on loan was $4,230,137.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2019 amounted to $2,838,269 or 1.27% of the net assets of the Fund.

~	Bankrupt/delisted security

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2019
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.2%
Oil, Gas & Consumable Fuels	16.0%
Metals & Mining	9.1%
Insurance	4.0%
Electronic Equipment, Instruments & Components	3.8%
Real Estate Management & Development	3.6%
Wireless Telecommunication Services	3.5%
Industrial Conglomerates	2.9%
Chemicals	2.9%
Automobiles	2.6%

Country Weightings as of December 31, 2019
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	15,716	$407,516
Agree Realty Corp.	6,555	459,963
Alexander’s, Inc.	403	133,131
Alexandria Real Estate Equities, Inc.	19,240	3,108,799
American Assets Trust, Inc.	7,620	349,758
American Campus Communities, Inc.	23,553	1,107,698
American Finance Trust, Inc.	4,993	66,207
American Homes 4 Rent., Class A	47,061	1,233,469
American Tower Corp.	73,733	16,945,318
Apartment Investment & Management Co., Class A	25,204	1,301,787
Apple Hospitality REIT, Inc.	37,683	612,349
Ashford Hospitality Trust, Inc.	19,998	55,794
AvalonBay Communities, Inc.	23,402	4,907,399
Bluerock Residential Growth REIT, Inc.	3,300	39,765
Boston Properties, Inc.	25,965	3,579,535
Braemar Hotels & Resorts, Inc.	7,756	69,261
Brandywine Realty Trust	30,935	487,226
Brixmor Property Group, Inc.	51,495	1,112,807
Brookfield Property REIT, Inc., Class A @	12,277	226,449
BRT Apartments Corp.	400	6,788
Camden Property Trust	16,288	1,728,157
CareTrust REIT, Inc.	13,678	282,177
CBL & Associates Properties, Inc. @	34,365	36,083
Cedar Realty Trust, Inc.	17,672	52,132
Chatham Lodging Trust	8,674	159,081
City Office REIT, Inc.	5,176	69,980
Clipper Realty, Inc.	1,167	12,370
Columbia Property Trust, Inc.	20,505	428,760
Community Healthcare Trust, Inc.	3,480	149,153
CorePoint Lodging, Inc.	7,863	83,977
CoreSite Realty Corp.	6,741	755,801
Corporate Office Properties Trust	19,635	576,876
Cousins Properties, Inc.	24,914	1,026,457
Crown Castle International Corp.	69,466	9,874,592
CubeSmart	32,818	1,033,111
CyrusOne, Inc.	18,871	1,234,730
DiamondRock Hospitality Co.	38,224	423,522
Digital Realty Trust, Inc. @	34,949	4,184,793
Diversified Healthcare Trust	46,083	388,941
Douglas Emmett, Inc.	28,724	1,260,984
Duke Realty Corp.	62,469	2,165,800
Easterly Government Properties, Inc.	8,837	209,702
EastGroup Properties, Inc.	6,698	888,624
Empire State Realty Trust, Inc., Class A	25,972	362,569
EPR Properties	13,058	922,417
Equinix, Inc.	14,195	8,285,621
Equity Commonwealth	21,729	713,363
Equity LifeStyle Properties, Inc.	29,125	2,050,109
Equity Residential	62,195	5,032,819
Essential Properties Realty Trust, Inc. @	8,300	205,923
Essex Property Trust, Inc.	11,127	3,347,669
Extra Space Storage, Inc.	21,846	2,307,375
Federal Realty Investment Trust	12,674	1,631,524
First Industrial Realty Trust, Inc.	22,063	915,835
Four Corners Property Trust, Inc.	10,646	300,111
Franklin Street Properties Corp.	22,915	196,152
Front Yard Residential Corp.	1,000	12,340
Gaming & Leisure Properties, Inc.	35,317	1,520,397
Getty Realty Corp.	6,637	218,158
Gladstone Commercial Corp.	5,964	130,373
Global Medical REIT, Inc.	5,127	67,830
Global Net Lease, Inc.	11,391	231,009
Global Self Storage, Inc.	2,195	9,439
Healthcare Realty Trust, Inc.	22,669	756,465
Healthcare Trust of America, Inc., Class A	36,588	1,107,885
Healthpeak Properties, Inc.	83,379	2,874,074
Hersha Hospitality Trust	7,035	102,359
Highwoods Properties, Inc.	18,570	908,259
Host Hotels & Resorts, Inc.	120,066	2,227,224
Hudson Pacific Properties, Inc.	26,970	1,015,420
Independence Realty Trust, Inc.	13,010	183,181
Industrial Logistics Properties Trust	8,397	188,261
Investors Real Estate Trust	2,611	189,298
Invitation Homes, Inc.	85,871	2,573,554
Iron Mountain, Inc. @	47,541	1,515,132
JBG SMITH Properties	20,330	810,964
Kilroy Realty Corp.	17,773	1,491,155
Kimco Realty Corp.	71,056	1,471,570
Kite Realty Group Trust	16,957	331,170
Lamar Advertising Co., Class A	14,473	1,291,860
Lexington Realty Trust	37,085	393,843
Liberty Property Trust	26,013	1,562,081
Life Storage, Inc.	7,997	865,915
LTC Properties, Inc.	6,971	312,092
Macerich Co. (The) @	18,478	497,428
Mack-Cali Realty Corp.	15,758	364,483
Medical Properties Trust, Inc.	74,129	1,564,863
MGM Growth Properties LLC, Class A @	18,384	569,352
Mid-America Apartment Communities, Inc.	19,206	2,532,503
Monmouth Real Estate Investment Corp.	14,037	203,256
National Health Investors, Inc.	7,578	617,455
National Retail Properties, Inc.	28,607	1,533,907
National Storage Affiliates Trust	8,583	288,560
New Senior Investment Group, Inc.	17,592	134,579
NexPoint Residential Trust, Inc.	2,800	126,000
Office Properties Income Trust	8,380	269,333
Omega Healthcare Investors, Inc.	35,948	1,522,398
One Liberty Properties, Inc.	2,871	78,062
Outfront Media, Inc.	23,791	638,075
Paramount Group, Inc.	32,574	453,430
Park Hotels & Resorts, Inc.	41,111	1,063,542
Pebblebrook Hotel Trust	22,918	614,432
Pennsylvania REIT @	14,993	79,913
Physicians Realty Trust	30,813	583,598

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Piedmont Office Realty Trust, Inc., Class A	22,147	$492,549
Plymouth Industrial REIT, Inc.	804	14,786
Prologis, Inc.	104,989	9,358,719
PS Business Parks, Inc.	3,640	600,127
Public Storage	26,188	5,576,996
QTS Realty Trust, Inc., Class A	8,920	484,088
Realty Income Corp.	53,833	3,963,724
Regency Centers Corp.	27,733	1,749,675
Retail Opportunity Investments Corp.	22,076	389,862
Retail Properties of America, Inc., Class A	37,649	504,497
Retail Value, Inc.	3,622	133,290
Rexford Industrial Realty, Inc.	16,853	769,677
RLJ Lodging Trust	30,974	548,859
RPT Realty	14,849	223,329
Ryman Hospitality Properties	8,389	726,991
Sabra Healthcare REIT, Inc.	31,913	681,023
Saul Centers, Inc.	3,089	163,037
SBA Communications Corp.	18,891	4,552,542
Seritage Growth Properties, Class A	4,826	193,426
Service Properties Trust	28,849	701,896
Simon Property Group, Inc.	51,264	7,636,285
SITE Centers Corp.	26,870	376,717
SL Green Realty Corp.	13,530	1,243,136
Sotherly Hotels, Inc.	3,111	21,093
Spirit MTA REIT	9,141	7,017
Spirit Realty Capital, Inc.	16,070	790,323
STAG Industrial, Inc.	20,104	634,683
STORE Capital Corp.	35,598	1,325,670
Summit Hotel Properties, Inc. @	21,227	261,941
Sun Communities, Inc.	15,480	2,323,548
Sunstone Hotel Investors, Inc.	40,540	564,317
Tanger Factory Outlet Centers, Inc. @	18,139	267,187
Taubman Centers, Inc.	11,250	349,762
Terreno Realty Corp.	10,190	551,687
UDR, Inc.	48,789	2,278,446
UMH Properties, Inc.	5,369	84,454
Uniti Group, Inc. @	27,583	226,456
Universal Health Realty Income Trust	2,594	304,432
Urban Edge Properties	22,808	437,457
Urstadt Biddle Properties, Inc.	1,000	19,870
Urstadt Biddle Properties, Inc., Class A	6,307	156,666
Ventas, Inc.	62,271	3,595,528
VEREIT, Inc.	170,759	1,577,813
Vornado Realty Trust	29,153	1,938,674
Washington Prime Group, Inc. @	37,014	134,731
Washington REIT	14,041	409,716
Weingarten Realty Investors	21,441	669,817
Welltower, Inc.	67,550	5,524,239
Whitestone REIT @	7,118	96,947
WP Carey, Inc.	28,765	2,302,351
Xenia Hotels & Resorts, Inc.	18,403	397,689
		195,942,531
TOTAL COMMON STOCKS (Identified Cost $112,261,041)		195,942,531

SHORT-TERM INVESTMENTS — 0.8%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 1.535%	1,010,567	$1,010,567

Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.560%	588,911	588,911
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,599,478)		1,599,478

Total Investments — 100.0% (Identified Cost $113,860,519)		197,542,009
Cash and Other Assets, Less Liabilities — 0.0%		79,529
Net Assets — 100.0%		$197,621,538

†	See Note 1
@	A portion or all of the security were held on loan. As of December 31, 2019, the market value of the securities on loan was $7,171,281.

Key to abbreviations:
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2019
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	420,972	$4,108,682
SA Global Fixed Income Fund €	587,169	5,589,848
SA International Value Fund €	642,233	7,096,679
SA Real Estate Securities Fund €	176,611	2,242,957
SA U.S. Core Market Fund €	186,089	4,482,874
SA U.S. Fixed Income Fund €	367,652	3,727,991
SA U.S. Small Company Fund €	159,658	4,108,013
SA U.S. Value Fund €	336,523	5,976,650
		37,333,694
TOTAL MUTUAL FUNDS (Identified Cost $35,149,956)		37,333,694

Total Investments — 100.0% (Identified Cost $35,149,956)		37,333,694
Cash and Other Assets, Less Liabilities — 0.0%		9,326
Net Assets — 100.0%		$37,343,020

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2019 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in unaffiliated securities, at value	$621,470,043	$808,572,407	$708,581,596
Cash	—	—	84,694
Foreign currency, at value	—	2,665	—
Receivable for investments sold	—	—	957,132
Dividends and interest receivable	1,480,171	3,016,287	614,441
Receivable for fund shares sold	1,081,071	1,448,335	732,270
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	842,060	—
Receivable from the Adviser (Note 2)	—	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	26,022	34,122	33,787
Other assets	—	—	808
Total Assets	624,057,307	813,915,876	711,004,728

LIABILITIES
Payable for investments purchased	9,974,250	—	—
Payable for fund shares redeemed	846,441	1,025,052	1,245,703
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	7,734,000	939,564
Unrealized depreciation on forward foreign currency
exchange contracts (Note 1)	—	9,770,783	—
Advisory fee payable (Note 2)	77,795	168,113	237,446
Sub-Advisory fee payable (Note 2)	15,559	20,174	17,808
Administration fee payable (Note 2)	51,863	67,245	59,362
Sub-Administration fee payable (Note 2)	10,807	10,378	15,571
Custody and accounting fees payable	32,039	53,167	43,617
Shareholder servicing fee payable (Note 2)	42,843	54,903	54,185
Transfer agent fee payable	15,103	14,686	16,524
Professional fees payable	8,347	12,459	12,593
Accrued expenses and other liabilities	22,698	25,578	27,406
Total Liabilities	11,097,745	18,956,538	2,669,779

NET ASSETS	$612,959,562	$794,959,338	$708,334,949
NET ASSETS CONSIST OF:
Paid-in capital	$616,135,250	$802,515,429	$232,245,563
Total distributable earnings (loss)(1)	(3,175,688)	(7,556,091)	476,089,386

NET ASSETS	$612,959,562	$794,959,338	$708,334,949

INVESTOR CLASS SHARES
Net Assets	$99,436,272	$125,402,303	$145,656,090
Shares of beneficial interest outstanding ($0.01 par value,
unlimited shares authorized)	9,802,925	13,120,497	6,014,258
Net asset value per share	$10.14	$9.56	$24.22

SELECT CLASS SHARES

Net Assets	$513,523,290	$669,557,035	$562,678,859
Shares of beneficial interest outstanding ($0.01 par value,
unlimited shares	50,668,251	70,351,832	23,353,158
Net asset value per share	$10.14	$9.52	$24.09
Identified cost of unaffiliated investments	$620,718,258	$810,880,049	$249,081,734
Cost of foreign currency	$—	$2,654	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA International	SA	SA
U.S. Value	U.S. Small	International	Small Company	Emerging Markets	Real Estate
Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund

$643,730,053	$449,059,488	$719,573,215	$347,296,443	$226,372,240	$197,542,009
144,493	347,387	24,880	—	—	875
—	—	1,393,932	—	1,236,613	—
219,748	73,627	—	169,000	—	—
649,279	299,407	716,883	—	350,948	884,837
810,927	655,512	837,159	367,989	327,634	278,786

—	—	—	—	—	—
—	—	—	—	39,067	5,939
—	—	1,395,944	—	2,514	—
32,349	30,148	32,879	29,341	21,150	20,703
—	—	—	—	—	—
645,586,849	450,465,569	723,974,892	347,862,773	228,350,166	198,733,149

—	121,053	—	—	255,287	88,602
775,682	525,360	813,054	339,797	284,293	282,070
—	—	—	168,721	—	—
1,390,828	5,121,368	17,676,965	—	3,698,037	588,911

—	—	—	—	—	—
214,833	148,822	265,169	72,746	83,121	57,542
53,708	93,013	117,853	—	86,815	16,440
53,708	37,205	58,927	28,799	18,471	16,440
8,556	6,124	11,699	5,174	3,852	3,054
26,204	35,911	56,177	9,160	90,130	15,462
45,990	31,845	48,807	24,576	14,737	13,961
15,887	15,652	16,401	15,709	14,338	14,550
8,887	8,920	11,111	9,529	21,534	6,140
21,532	16,034	22,769	9,523	123,194	8,439
2,615,815	6,161,307	19,098,932	683,734	4,693,809	1,111,611

$642,971,034	$444,304,262	$704,875,960	$347,179,039	$223,656,357	$197,621,538

$439,420,503	$290,896,834	$683,571,242	$246,286,631	$219,718,767	$115,053,591
203,550,531	153,407,428	21,304,718	100,892,408	3,937,590	82,567,947

$642,971,034	$444,304,262	$704,875,960	$347,179,039	$223,656,357	$197,621,538

$113,685,718	$78,497,629	$115,056,128	$60,930,755	$33,034,295	$34,219,568

6,369,067	3,043,835	10,361,094	2,961,651	3,380,123	2,683,460
$17.85	$25.79	$11.10	$20.57	$9.77	$12.75

$529,285,316	$365,806,633	$589,819,832	$286,248,284	$190,622,062	$163,401,970

29,796,242	14,219,437	53,355,889	13,991,994	19,532,225	12,866,050
$17.76	$25.73	$11.05	$20.46	$9.76	$12.70
$445,130,819	$297,846,611	$660,550,009	$222,385,885	$216,691,014	$113,860,519
$—	$—	$1,376,638	$—	$1,227,366	$—
$—	$—	$—	$—	$118,189	$—
The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES — DECEMBER 31, 2019 (Unaudited) (Continued)

SA Worldwide
Moderate
Growth Fund
ASSETS
Investments in affiliated securities, at value	$37,333,694
Receivable for investments sold	213,060
Receivable for fund shares sold	19,066
Receivable from the Adviser (Note 2)	16,229
Prepaid expenses	20,184
Total Assets	37,602,233

LIABILITIES
Payable for fund shares redeemed	231,626
Due to custodian bank	500
Sub-Administration fee payable (Note 2)	753
Custody and accounting fees payable	9,312
Transfer agent fee payable	625
Professional fees payable	6,921
Accrued expenses and other liabilities	9,476
Total Liabilities	259,213

NET ASSETS	$37,343,020
NET ASSETS CONSIST OF:
Paid-in capital	$34,575,304
Total distributable earnings (loss)	2,767,716

NET ASSETS	$37,343,020

Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	3,443,646
Net asset value per share	$10.84
Identified cost of affiliated investments	$35,149,956

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2019 (Unaudited)

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$6,526,717
Affiliated dividends	—	—	—
Interest(1)	7,083,400	3,306,802	19,059
Other income	—	—	17,346
Taxes withheld	—	(1,724)	(131)
Total Income	7,083,400	3,305,078	6,562,991
Expenses:
Advisory fees (Note 2)	465,031	990,276	1,413,454
Shareholder Services fees (Note 2)
Investor Class	134,480	167,203	189,503
Select Class	128,114	164,615	138,781
Administration fees (Note 2)	310,021	396,111	353,363
Sub-Advisory fees (Note 2)	93,006	118,833	101,601
Sub-Administration fees (Note 2)	57,697	70,162	68,298
Trustees’ fees and expenses (Note 2)	15,710	15,710	15,710
Custody and accounting fees	54,959	82,219	67,857
Transfer agent fees	56,200	55,730	62,550
Professional fees *	33,870	38,042	38,179
Registration fees	23,272	22,651	22,510
Other expenses **	50,160	58,131	61,900
Total expenses before waivers and reimbursements:	1,422,520	2,179,683	2,533,706
Less: Fee waiver by the Adviser (Note 2)	—	—	—
Net expenses	1,422,520	2,179,683	2,533,706
Net investment income	5,660,880	1,125,395	4,029,285

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)	580,991	(2,399,261)	46,512,666
Investments in affiliates	—	—	—
Forward currency transaction	—	9,948,787	—
Foreign currency translation	—	(7,405)	—
Capital gain distributions from underlying funds	—	—	611,297
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	(784,930)	(1,455,705)	17,978,798
Investments in affiliates	—	—	—
Forward currency transaction	—	(763,914)	—
Foreign currency translation	—	17,135	—
Net realized and unrealized gain (loss) on investments and
foreign currency transactions and translation	(203,939)	5,339,637	65,102,761

Net increase in net assets resulting from operations	$5,456,941	$6,465,032	$69,132,046
(1) Interest income includes security lending income of:	$—	$1,206	$6,265
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
*Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
**Other expenses include, but are not limited to, fees associated with insurance and printing services.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA International	SA International	SA Emerging	SA	SA Worldwide
Value	Small Company	Value	Small Company	Markets Value	Real Estate	Moderate
Fund	Fund	Fund	Fund	Fund	Securities Fund	Growth Fund

$7,793,522	$3,123,715	$9,454,339	$6,557,313	$4,096,600	$3,678,691
—	—	—	—	—	—	$699,395
17,117	76,212	143,465	—	32,210	10,146	—
10,354	60,896	—	—	10	572	—
—	(1,401)	(683,984)	—	(578,878)	—	—
7,820,993	3,259,422	8,913,820	6,557,313	3,549,942	3,689,409	699,395

1,224,963	851,511	1,529,180	407,586	475,513	347,418	—

144,209	100,341	147,047	75,930	42,169	46,024	N/A
124,278	86,371	140,499	66,331	44,401	40,426	N/A
306,241	212,878	339,818	163,035	105,669	99,262	—
306,241	532,195	679,636	—	496,646	99,262	—
54,177	37,798	62,171	29,502	19,531	18,178	3,738
15,710	15,710	15,710	15,710	15,710	15,710	15,710
39,014	55,010	82,022	13,857	137,021	23,063	13,776
60,913	60,256	62,523	59,681	54,412	55,447	2,517
34,474	34,503	36,695	35,052	40,938	31,723	32,443
21,726	19,849	22,329	19,246	18,897	18,059	12,873
47,000	38,940	59,651	34,583	30,809	21,769	13,643
2,378,946	2,045,362	3,177,281	920,513	1,481,716	816,341	94,700
—	—	—	(314)	(232,782)	(35,055)	(94,700)
2,378,946	2,045,362	3,177,281	920,199	1,248,934	781,286	—
5,442,047	1,214,060	5,736,539	5,637,114	2,301,008	2,908,123	699,395

10,964,250	4,854,487	(10,544,747)	(1,438,402)	(2,609,449)	1,096,049	—
—	—	—	—	—	—	139,952
—	—	—	—	55	—	—
—	—	24,420	—	(13,125)	—	—
—	—	—	7,161,197	—	—	917,991

41,257,516	19,139,637	39,492,978	21,379,930	3,827,650	9,557,188
—	—	—	—	—	—	181,071
—	—	—	—	—	—	—
—	—	531	—	6,994	—	—

52,221,766	23,994,124	28,973,182	27,102,725	1,212,125	10,653,237	1,239,014
$57,663,813	$25,208,184	$34,709,721	$32,739,839	$3,513,133	$13,561,360	$1,938,409
$2,600	$65,041	$133,818	$—	$28,522	$4,011	$—
$—	$—	$—	$—	$3,051	$—	$—
$—	$—	$—	$—	$(42,653)	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,660,880	$13,283,234
Net realized gain (loss) on investments and foreign currency transactions	580,991	(855,979)
Net increase (decrease) in unrealized appreciation (depreciation)	(784,930)	4,480,087
Net increase (decrease) in net assets from operations	5,456,941	16,907,342

Distributions to shareholders:
Investor Class	(940,826)	(2,511,526)
Select Class	(5,241,321)	(11,512,193)
Total distributions to shareholders	(6,182,147)	(14,023,719)

Capital share transactions
Proceeds from sale of shares
Investor Class	7,149,123	18,311,675
Select Class	42,909,885	95,929,848
	50,059,008	114,241,523
Value of distributions reinvested
Investor Class	927,243	2,438,362
Select Class	5,141,667	11,351,961
	6,068,910	13,790,323
Cost of shares redeemed
Investor Class	(17,094,995)	(30,582,475)
Select Class	(55,244,852)	(90,269,305)
	(72,339,847)	(120,851,780)
Tax-free interclass conversion
Investor Class	(4,884,143)	(24,761,930)
Select Class	4,884,143	24,761,930
	—	—
Total capital share transactions	(16,211,929)	7,180,066
Total increase (decrease) in net assets	(16,937,135)	10,063,689

NET ASSETS
Beginning of period	$629,896,697	$619,833,008
End of period	$612,959,562	$629,896,697

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	702,911	1,808,111
Select Class	4,222,094	9,476,826
Shares issued for distributions reinvested
Investor Class	91,407	241,383
Select Class	507,367	1,124,755
Shares redeemed
Investor Class	(1,681,083)	(3,019,041)
Select Class	(5,436,685)	(8,917,437)
Tax-free interclass conversion
Investor Class	(479,378)	(2,445,369)
Select Class	479,849	2,446,874
Net increase (decrease) in fund shares	(1,593,518)	716,102

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended		Six Months Ended
December 31, 2019	Year Ended	December 31, 2019	Year Ended
(Unaudited)	June 30, 2019	(Unaudited)	June 30, 2019

$1,125,395	$5,104,178	$4,029,285	$9,306,635
7,542,121	27,044,427	47,123,963	64,895,853
(2,202,484)	(2,047,196)	17,978,798	(4,897,507)
6,465,032	30,101,409	69,132,046	69,304,981

(1,957,371)	(5,005,633)	(16,802,237)	(9,676,209)
(10,642,663)	(23,876,553)	(65,886,578)	(35,979,252)
(12,600,034)	(28,882,186)	(82,688,815)	(45,655,461)

15,503,966	19,878,542	4,632,646	18,248,004
97,072,908	105,172,117	28,279,886	79,927,235
112,576,874	125,050,659	32,912,532	98,175,239

1,930,798	4,877,774	15,971,544	9,216,579
10,472,552	23,628,223	65,017,485	33,943,036
12,403,350	28,505,997	80,989,029	43,159,615

(19,364,585)	(35,427,647)	(34,288,564)	(42,938,278)
(55,835,206)	(107,487,662)	(113,023,964)	(161,697,779)
(75,199,791)	(142,915,309)	(147,312,528)	(204,636,057)

(5,661,143)	(26,483,597)	(4,143,601)	(31,121,043)
5,661,143	26,483,597	4,143,601	31,121,043
—	—	—	—
49,780,433	10,641,347	(33,410,967)	(63,301,203)
43,645,431	11,860,570	(46,967,736)	(39,651,683)

$751,313,907	$739,453,337	$755,302,685	$794,954,368
$794,959,338	$751,313,907	$708,334,949	$755,302,685

1,609,804	2,077,971	183,437	758,562
10,122,648	11,025,703	1,125,019	3,360,925

201,201	511,693	664,373	447,624
1,097,225	2,489,034	2,719,259	1,655,758

(2,010,256)	(3,702,879)	(1,362,181)	(1,792,141)
(5,818,686)	(11,276,940)	(4,502,000)	(6,749,392)

(587,991)	(2,769,820)	(160,200)	(1,243,195)
590,290	2,778,342	160,585	1,243,061
5,204,235	1,133,104	(1,171,708)	(2,318,798)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,442,047	$10,060,054
Net realized gain (loss) on investments and foreign currency transactions	10,964,250	30,531,694
Net increase (decrease) in unrealized appreciation (depreciation)	41,257,516	(26,224,913)
Net increase (decrease) in net assets from operations	57,663,813	14,366,835

Distributions to shareholders:
Investor Class	(5,623,754)	(10,387,101)
Select Class	(27,287,842)	(39,249,863)
Total distributions to shareholders	(32,911,596)	(49,636,964)

Capital share transactions
Proceeds from sale of shares
Investor Class	7,236,121	14,774,588
Select Class	48,215,717	73,308,742
	55,451,838	88,083,330
Value of distributions reinvested
Investor Class	5,494,859	10,033,363
Select Class	25,473,417	37,015,592
	30,968,276	47,048,955
Cost of shares redeemed
Investor Class	(17,972,085)	(28,823,661)
Select Class	(43,205,151)	(79,444,054)
	(61,177,236)	(108,267,715)
Tax-free interclass conversion
Investor Class	(3,365,509)	(24,080,571)
Select Class	3,365,509	24,080,571
	—	—
Total capital share transactions	25,242,878	26,864,570
Total increase (decrease) in net assets	49,995,095	(8,405,559)

NET ASSETS
Beginning of period	$592,975,939	$601,381,498
End of period	$642,971,034	$592,975,939

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	416,953	841,853
Select Class	2,788,727	4,257,717
Shares issued for distributions reinvested
Investor Class	310,619	678,388
Select Class	1,446,531	2,512,939
Shares redeemed
Investor Class	(1,029,295)	(1,665,204)
Select Class	(2,478,596)	(4,594,239)
Tax-free interclass conversion
Investor Class	(187,611)	(1,299,305)
Select Class	188,136	1,299,001
Net increase in fund shares	1,455,464	2,031,150

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
December 31, 2019	Year Ended	December 31, 2019	Year Ended
(Unaudited)	June 30, 2019	(Unaudited)	June 30, 2019

$1,214,060	$2,081,191	$5,736,539	$20,812,263
4,854,487	19,601,388	(10,520,327)	(26,818,688)
19,139,637	(38,126,825)	39,493,509	(36,504,671)
25,208,184	(16,444,246)	34,709,721	(42,511,096)

(3,409,041)	(2,474,953)	(4,103,404)	(2,413,501)
(16,655,015)	(10,022,966)	(22,391,509)	(12,985,834)
(20,064,056)	(12,497,919)	(26,494,913)	(15,399,335)

6,924,698	10,466,049	6,070,583	18,817,975
42,820,497	50,923,567	37,090,642	95,474,252
49,745,195	61,389,616	43,161,225	114,292,227

3,321,886	2,390,101	4,025,053	2,328,986
15,495,388	9,461,556	21,118,863	12,256,937
18,817,274	11,851,657	25,143,916	14,585,923

(12,138,179)	(20,113,433)	(17,617,235)	(29,631,782)
(28,503,510)	(57,952,707)	(46,706,054)	(83,941,904)
(40,641,689)	(78,066,140)	(64,323,289)	(113,573,686)

(2,260,331)	(17,580,369)	(3,570,022)	(29,167,039)
2,260,331	17,580,369	3,570,022	29,167,039
—	—	—	—
27,920,780	(4,824,867)	3,981,852	15,304,464
33,064,908	(33,767,032)	12,196,660	(42,605,967)

$411,239,354	$445,006,386	$692,679,300	$735,285,267
$444,304,262	$411,239,354	$704,875,960	$692,679,300

272,720	406,073	561,224	1,694,758
1,692,046	2,011,980	3,450,252	8,662,206

128,955	110,143	363,272	232,898
602,934	437,023	1,914,675	1,230,616

(477,799)	(785,670)	(1,627,911)	(2,685,365)
(1,120,574)	(2,256,172)	(4,304,058)	(7,658,728)

(87,966)	(651,802)	(324,359)	(2,566,124)
87,984	651,011	325,056	2,564,186
1,098,300	(77,414)	358,151	1,474,447

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,637,114	$5,949,597
Net realized gain (loss) on investments and foreign currency transactions	5,722,795	11,671,830
Net increase (decrease) in unrealized appreciation (depreciation)	21,379,930	(45,853,769)
Net increase (decrease) in net assets from operations	32,739,839	(28,232,342)
Distributions to shareholders:
Investor Class	(3,310,038)	(3,954,534)
Select Class	(16,168,256)	(15,924,470)
Total distributions to shareholders	(19,478,294)	(19,879,004)
Capital share transactions
Proceeds from sale of shares
Investor Class	3,116,484	8,482,092
Select Class	17,838,814	43,517,772
	20,955,298	51,999,864
Value of distributions reinvested
Investor Class	3,235,712	3,813,704
Select Class	15,954,808	15,789,268
	19,190,520	19,602,972
Cost of shares redeemed
Investor Class	(9,076,180)	(15,013,199)
Select Class	(21,749,775)	(38,928,367)
	(30,825,955)	(53,941,566)
Tax-free interclass conversion
Investor Class	(1,705,535)	(14,034,512)
Select Class	1,705,535	14,034,512
	—	—
Total capital share transactions	9,319,863	17,661,270
Total increase (decrease) in net assets	22,581,408	(30,450,076)
NET ASSETS
Beginning of period	$324,597,631	$355,047,707
End of period	$347,179,039	$324,597,631
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	156,837	416,466
Select Class	905,840	2,169,376
Shares issued for distributions reinvested
Investor Class	159,552	219,304
Select Class	791,017	912,674
Shares redeemed
Investor Class	(456,254)	(743,950)
Select Class	(1,094,807)	(1,948,349)
Tax-free interclass conversion
Investor Class	(83,971)	(655,909)
Select Class	84,238	655,708
Net increase in fund shares	462,452	1,025,320

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended		Six Months Ended
December 31, 2019	Year Ended	December 31, 2019	Year Ended
(Unaudited)	June 30, 2019	(Unaudited)	June 30, 2019

$2,301,008	$3,951,776	$2,908,123	$4,510,684
(2,622,519)	1,724,592	1,096,049	5,464,020
3,834,644	(3,349,320)	9,557,188	14,099,330
3,513,133	2,327,048	13,561,360	24,074,034

(713,402)	(685,828)	(1,423,501)	(1,360,083)
(4,453,559)	(3,414,178)	(7,112,402)	(5,993,355)
(5,166,961)	(4,100,006)	(8,535,903)	(7,353,438)

2,511,842	5,837,011	1,876,025	4,472,974
19,524,072	30,581,981	13,509,227	21,219,196
22,035,914	36,418,992	15,385,252	25,692,170

702,205	667,208	1,402,951	1,322,185
4,137,606	3,177,559	7,014,151	5,654,080
4,839,811	3,844,767	8,417,102	6,976,265

(5,470,998)	(9,068,092)	(5,940,533)	(8,883,587)
(12,903,984)	(26,044,011)	(14,864,013)	(36,469,819)
(18,374,982)	(35,112,103)	(20,804,546)	(45,353,406)

(1,246,889)	(9,334,441)	(1,180,397)	(8,386,548)
1,246,889	9,334,441	1,180,397	8,386,548
—	—	—	—
8,500,743	5,151,656	2,997,808	(12,684,971)
6,846,915	3,378,698	8,023,265	4,035,625

$216,809,442	$213,430,744	$189,598,273	$185,562,648
$223,656,357	$216,809,442	$197,621,538	$189,598,273

267,074	598,985	144,755	386,526
2,073,490	3,144,221	1,046,580	1,831,223

72,095	72,444	112,146	124,382
425,680	345,762	562,934	533,907

(584,643)	(932,919)	(455,034)	(758,733)
(1,368,505)	(2,684,764)	(1,144,817)	(3,099,795)

(132,236)	(955,001)	(90,079)	(719,667)
132,211	954,214	90,231	719,420
885,166	542,942	266,716	(982,737)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$699,395	$756,839
Net realized gain on investments and foreign currency transactions	1,057,943	670,514
Net increase (decrease) in unrealized appreciation (depreciation)	181,071	(452,604)
Net increase (decrease) in net assets from operations	1,938,409	974,749

Distributions to shareholders(1)	(1,858,952)	(2,134,551)

Capital share transactions
Proceeds from sale of shares	2,954,923	11,458,404
Value of distributions reinvested	1,851,726	2,125,762
Cost of shares redeemed	(5,752,880)	(9,959,625)
Total capital share transactions	(946,231)	3,624,541
Total increase (decrease) in net assets	(866,774)	2,464,739

NET ASSETS
Beginning of year	$38,209,794	$35,745,055
End of year	$37,343,020	$38,209,794

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	271,533	1,057,019
Shares issued for distributions reinvested	170,666	218,925
Shares redeemed	(527,077)	(913,986)
Net increase (decrease) in fund shares	(84,878)	361,958

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Investor Class	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.16		$10.11	$10.18	$10.22	$10.20	$10.19

Income from investment operations:
Net investment income (loss)	(0.09)		(0.20)	(0.05)	0.06	0.03	0.00	(1)
Net realized and unrealized gain (loss) on investments	0.16		0.46	0.07	(0.05)	0.03	0.01
Total from investment operations	0.07		0.26	0.02	0.01	0.06	0.01
Less distributions from:
Net investment income	(0.09)		(0.21)	(0.09)	(0.05)	(0.03)	—
Capital gains	—		—	—	—	(0.01)	(0.00	)(1)
Total distributions	(0.09)		(0.21)	(0.09)	(0.05)	(0.04)	(0.00	)(1)
Net asset value, end of period	$10.14		$10.16	$10.11	$10.18	$10.22	$10.20

Total return	0.71	%(2)	2.58%	0.17%	0.10%	0.53%	0.22%
Net assets, end of period (000s)	$99,436		$113,430	$147,431	$606,640	$615,114	$612,129
Ratio of net expenses to average net assets	0.65	%(3)	0.64%	0.64%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets	0.65	%(3)	0.64%	0.64%	0.65%	0.65%	0.74	%(4)
Ratio of net investment income (loss) to average net assets	1.64	%(3)	1.92%	0.94%	0.56%	0.31%	(0.01)%
Portfolio turnover rate	4%		88%	107%	115%	140%	202%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.09)		$(0.20)	$(0.05)	$0.06	$0.03	$(0.01)

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2019		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$10.15		$10.10	$10.18

Income from investment operations:
Net investment loss	(0.11)		(0.25)	(0.10)
Net realized and unrealized gain (loss) on investments	0.20		0.53	0.13
Total from investment operations	0.09		0.28	0.03
Less distributions from:
Net investment income	(0.10)		(0.23)	(0.11)
Capital gains	—		—	—
Total distributions	(0.10)		(0.23)	(0.11)
Net asset value, end of period	$10.14		$10.15	$10.10

Total return	0.93	%(2)	2.83%	0.33	%(2)
Net assets, end of period (000s)	$513,523		$516,466	$472,402
Ratio of net expenses to average net assets	0.42	%(3)	0.41%	0.43	%(3)
Ratio of gross expenses to average net assets	0.42	%(3)	0.41%	0.43	%(3)(4)
Ratio of net investment income to average net assets	1.86	%(3)	2.17%	1.55	%(3)
Portfolio turnover rate	4%		88%	107%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.11)		$(0.25)	$(0.10)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Investor Class	(Unaudited)		2019	2018		2017	2016	2015
Net asset value, beginning
of period	$9.63		$9.59	$9.63		$9.79	$9.63	$9.69

Income from investment
operations:
Net investment income (loss)	(0.27)		(0.09)	0.20		0.09	0.06	0.11
Net realized and unrealized
gain (loss) on investments	0.35		0.46	(0.20)		(0.13)	0.17	(0.01)
Total from investment operations	0.08		0.37	—		(0.04)	0.23	0.10
Less distributions from:
Net investment income	(0.15)		(0.33)	(0.04)		(0.10)	(0.06)	(0.15)
Capital gains	—		—	(0.00	)(1)	(0.02)	(0.01)	(0.01)
Total distributions	(0.15)		(0.33)	(0.04)		(0.12)	(0.07)	(0.16)
Net asset value, end of period	$9.56		$9.63	$9.59		$9.63	$9.79	$9.63

Total return	0.78	%(2)	3.90%	0.04%		(0.33)%	2.32%	1.00%
Net assets, end of period (000s)	$125,402		$133,954	$170,558		$721,120	$732,949	$753,463
Ratio of net expenses to
average net assets	0.73	%(3)	0.73%	0.73%		0.73%	0.73%	0.79%
Ratio of gross expenses to
average net assets	0.73	%(3)	0.73%	0.73%		0.73%	0.73%	0.79%
Ratio of net investment income
to average net assets	0.11	%(3)	0.53%	1.02%		1.06%	0.91%	1.04%
Portfolio turnover rate	27%		75%	46%		41%	42%	72%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$(0.27)		$(0.09)	$0.20		$0.09	$0.06	$0.11

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended
	December 31, 2019		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$9.59		$9.59	$9.62

Income from investment operations:
Net investment loss	(0.31)		(0.29)	(0.02)
Net realized and unrealized gain (loss) on investments	0.40		0.68	0.04
Total from investment operations	0.09		0.39	0.02
Less distributions from:
Net investment income	(0.16)		(0.39)	(0.05)
Capital gains	—		—	—
Total distributions	(0.16)		(0.39)	(0.05)
Net asset value, end of period	$9.52		$9.59	$9.59

Total return	0.90	%(2)	4.12%	0.25	%(2)
Net assets, end of period (000s)	$669,557		$617,360	$568,896
Ratio of net expenses to average net assets	0.51	%(3)	0.51%	0.52	%(3)
Ratio of gross expenses to average net assets	0.51	%(3)	0.51%	0.54	%(3)(4)
Ratio of net investment income to average net assets	0.32	%(3)	0.73%	1.12	%(3)
Portfolio turnover rate	27%		75%	46%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.31)		$(0.29)	$(0.02)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Investor Class	(Unaudited)		2019	2018		2017	2016	2015
Net asset value, beginning
of period	$24.79		$24.18	$21.71		$19.56	$19.47	$18.49

Income from investment
operations:
Net investment income (loss)	(0.32)		0.01	(0.02)		0.22	0.21	0.19
Net realized and unrealized
gain on investments	2.83		1.95	3.45		3.16	0.05	0.95
Total from investment operations	2.51		1.96	3.43		3.38	0.26	1.14
Less distributions from:
Net investment income	(0.26)		(0.17)	(0.22)		(0.26)	(0.17)	(0.16)
Capital gains	(2.82)		(1.18)	(0.74)		(0.97)	—	—
Total distributions	(3.08)		(1.35)	(0.96)		(1.23)	(0.17)	(0.16)
Net asset value, end
of period	$24.22		$24.79	$24.18		$21.71	$19.56	$19.47

Total return	10.17	%(1)	9.30%	15.91%		17.81%	1.31%	6.22%
Net assets, end of period (000s)	$145,656		$165,849	$205,989		$731,679	$668,601	$699,644
Ratio of net expenses to
average net assets	0.88	%(1)	0.88%	0.90%		0.93%	0.98%	1.00%
Ratio of gross expenses to
average net assets	0.88	%(1)	0.88%	0.90	%(2)	0.93%	0.98%	1.00%
Ratio of net investment income
to average net assets	0.97	%(1)	1.02%	0.90%		1.06%	1.09%	0.99%
Portfolio turnover rate	1%		4%	6%		8%	11%	10%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been	$(0.32)		$0.0	$(0.02)		$0.22	$0.21	$0.19
(1)	Annualized for periods less than one year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended
	December 31, 2019		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$24.71		$24.20	$21.74

Income from investment operations:
Net investment loss	(0.48)		(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	3.01		2.26	3.65
Total from investment operations	2.53		1.98	3.45
Less distributions from:
Net investment income	(0.33)		(0.29)	(0.25)
Capital gains	(2.82)		(1.18)	(0.74)
Total distributions	(3.15)		(1.47)	(0.99)
Net asset value, end of period	$24.09		$24.71	$24.20

Total return	10.27	%(2)	9.51%	15.99	%(2)
Net assets, end of period (000s)	$562,679		$589,454	$588,965
Ratio of net expenses to average net assets	0.67	%(3)	0.66%	0.67	%(3)
Ratio of gross expenses to average net assets	0.67	%(3)	0.66%	0.68	%(3)(4)
Ratio of net investment income to average net assets	1.19	%(3)	1.24%	1.12%
Portfolio turnover rate	1%		4%	6%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.48)		$(0.28)	$(0.20)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Investor Class	(Unaudited)		2019	2018		2017	2016	2015
Net asset value, beginning
of period	$17.13		$18.39	$18.51		$16.11	$17.45	$18.08

Income from investment
operations:
Net investment income (loss)	(0.33)		(0.03)	(0.00	)(1)	0.22	0.24	0.20
Net realized and unrealized
gain (loss) on investments	1.97		0.24	1.83		3.07	(0.52)	0.23
Total from investment operations	1.64		0.21	1.83		3.29	(0.28)	0.43
Less distributions from:
Net investment income	(0.26)		(0.19)	(0.24)		(0.25)	(0.22)	(0.17)
Capital gains	(0.66)		(1.28)	(1.71)		(0.64)	(0.84)	(0.89)
Total distributions	(0.92)		(1.47)	(1.95)		(0.89)	(1.06)	(1.06)
Net asset value, end
of period	$17.85		$17.13	$18.39		$18.51	$16.11	$17.45

Total return	9.60	%(2)	2.43%	9.59%		20.67%	(1.35)%	2.54%
Net assets, end of period (000s)	$113,686		$117,485	$152,688		$572,841	$519,215	$546,453
Ratio of net expenses to
average net assets	0.95	%(3)	0.96%	0.97%		1.00%	1.05%	1.05%
Ratio of gross expenses to
average net assets	0.95	%(3)	0.96%	0.97%		1.00%	1.05%	1.05	%(4)
Ratio of net investment income
to average net assets	1.61	%(3)	1.53%	1.41%		1.29%	1.55%	1.17%
Portfolio turnover rate	6%		11%	19%		16%	21%	23%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been	$(0.33)		$(0.03)	$0.00	(1)	$0.22	$0.24	$0.20

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2019		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$17.07		$18.41	$18.62

Income from investment operations:
Net investment loss	(0.45)		(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	2.11		0.51	1.99
Total from investment operations	1.66		0.23	1.76
Less distributions from:
Net investment income	(0.31)		(0.29)	(0.26)
Capital gains	(0.66)		(1.28)	(1.71)
Total distributions	(0.97)		(1.57)	(1.97)
Net asset value, end of period	$17.76		$17.07	$18.41

Total return	9.72	%(2)	2.63%	9.20	%(2)
Net assets, end of period (000s)	$529,285		$475,491	$448,694
Ratio of net expenses to average net assets	0.74	%(3)	0.74%	0.75	%(3)
Ratio of gross expenses to average net assets	0.74	%(3)	0.74%	0.76	%(3)(4)
Ratio of net investment income to average net assets	1.82	%(3)	1.76%	1.46	%(3)
Portfolio turnover rate	6%		11%	19%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.45)		$(0.28)	$(0.23)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Investor Class	(Unaudited)		2019	2018		2017		2016		2015
Net asset value, beginning
of period	$25.46		$27.37	$25.76		$22.40		$25.64		$25.77

Income from investment
operations:
Net investment income (loss)	(0.08)		0.07	(0.06)		0.05		0.09		0.07
Net realized and unrealized
gain (loss) on investments	1.57		(1.27)	3.75		4.62		(1.48)		1.11
Total from investment operations	1.49		(1.20)	3.69		4.67		(1.39)		1.18
Less distributions from:
Net investment income	(0.07)		—	(0.05)		(0.08)		(0.09)		(0.03)
Capital gains	(1.09)		(0.71)	(2.03)		(1.23)		(1.76)		(1.28)
Total distributions	(1.16)		(0.71)	(2.08)		(1.31)		(1.85)		(1.31)
Net asset value, end
of period	$25.79		$25.46	$27.37		$25.76		$22.40		$25.64

Total return	5.84	%(1)	(3.94)%	14.64%		20.90%		(5.23)%		4.81%
Net assets, end of period (000s)	$78,498		$81,679	$113,007		$402,770		$366,164		$404,400
Ratio of net expenses to
average net assets	1.14	%(2)	1.15%	1.17%		1.20%		1.20%		1.20%
Ratio of gross expenses to
average net assets	1.14	%(2)	1.15%	1.21	%(3)	1.27	%(3)	1.28	%(3)	1.34	%(3)
Ratio of net investment income
to average net assets	0.38	%(2)	0.31%	0.26%		0.26%		0.42%		0.27%
Portfolio turnover rate	6%		12%	16%		12%		12%		11%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$(0.08)		$0.07	$(0.09)		$0.03		$0.07		$0.03

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended
	December 31, 2019		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$25.43		$27.41	$25.96

Income from investment operations:
Net investment loss	(0.19)		(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	1.71		(1.08)	3.62
Total from investment operations	1.52		(1.16)	3.56
Less distributions from:
Net investment income	(0.13)		(0.11)	(0.08)
Capital gains	(1.09)		(0.71)	(2.03)
Total distributions	(1.22)		(0.82)	(2.11)
Net asset value, end of period	$25.73		$25.43	$27.41

Total return	5.99	%(2)	(3.73)%	14.05	%(2)
Net assets, end of period (000s)	$365,807		$329,561	$331,999
Ratio of net expenses to average net assets	0.92	%(3)	0.92%	0.93	%(3)
Ratio of gross expenses to average net assets	0.92	%(3)	0.92%	0.95	%(3)(4)
Ratio of net investment income to average net assets	0.62	%(3)	0.56%	0.48	%(3)
Portfolio turnover rate	6%		12%	16%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.19)		$(0.08)	$(0.06)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Investor Class	(Unaudited)		2019	2018	2017		2016	2015
Net asset value, beginning
of period	$10.96		$11.87	$11.20	$9.16		$11.34	$12.59

Income from investment
operations:
Net investment income (loss)	(0.62)		0.13	0.15	0.27		0.25	0.22
Net realized and unrealized
gain (loss) on investments	1.17		(0.85)	0.83	2.07		(2.24)	(1.08)
Total from investment operations	0.55		(0.72)	0.98	2.34		(1.99)	(0.86)
Less distributions from:
Net investment income	(0.41)		(0.19)	(0.31)	(0.30)		(0.19)	(0.39)
Capital gains	—		—	—	—		—	—
Total distributions	(0.41)		(0.19)	(0.31)	(0.30)		(0.19)	(0.39)
Net asset value, end
of period	$11.10		$10.96	$11.87	$11.20		$9.16	$11.34

Total return	4.99	%(1)	(5.88)%	8.61%	25.81%		(17.66)%	(6.62)%
Net assets, end of period (000s)	$115,056		$124,822	$174,610	$714,939		$602,565	$710,710
Ratio of net expenses to
average net assets	1.12	%(3)	1.12%	1.12%	1.13	%(2)	1.16%	1.26%
Ratio of gross expenses to
average net assets	1.12	%(3)	1.12%	1.12%	1.13	%(2)	1.16%	1.26%
Ratio of net investment income
to average net assets	1.51	%(3)	2.67%	1.86%	2.51%		2.51%	2.12%
Portfolio turnover rate	6%		19%	21%	17%		21%	21%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$(0.62)		$0.13	$0.15	$0.27		$0.25	$0.22

(1)	Periods less than one year are not annualized.
(2)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended
	December 31, 2019		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$10.93		$11.89	$11.28

Income from investment operations:
Net investment loss	(0.77)		(0.19)	(0.21)
Net realized and unrealized gain (loss) on investments	1.32		(0.51)	1.14
Total from investment operations	0.55		(0.70)	0.93
Less distributions from:
Net investment income	(0.43)		(0.26)	(0.32)
Capital gains	—		—	—
Total distributions	(0.43)		(0.26)	(0.32)
Net asset value, end of period	$11.05		$10.93	$11.89

Total return	5.08	%(2)	(5.66)%	8.16	%(2)
Net assets, end of period (000s)	$589,820		$567,858	$560,676
Ratio of net expenses to average net assets	0.90	%(3)	0.90%	0.90	%(3)
Ratio of gross expenses to average net assets	0.90	%(3)	0.90%	0.92	%(4)(3)
Ratio of net investment income to average net assets	1.73	%(3)	3.08%	4.25	%(3)
Portfolio turnover rate	6%		19%	21%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.77)		$(0.19)	$(0.21)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Investor Class	(Unaudited)		2019		2018	2017		2016	2015
Net asset value, beginning
of period	$19.75		$22.94		$22.09	$18.72		$20.43	$22.05

Income from investment
operations:
Net investment income (loss)	(0.40)		(0.21)		(0.60)	0.18		0.42	0.23
Net realized and unrealized
gain (loss) on investments	2.38		(1.80)		2.46	3.97		(1.40)	(1.42)
Total from investment operations	1.98		(2.01)		1.86	4.15		(0.98)	(1.19)
Less distributions from:
Net investment income	(0.35)		(0.29)		(0.43)	(0.36)		(0.19)	(0.31)
Capital gains	(0.81)		(0.89)		(0.58)	(0.42)		(0.54)	(0.12)
Total distributions	(1.16)		(1.18)		(1.01)	(0.78)		(0.73)	(0.43)
Net asset value, end of period	$20.57		$19.75		$22.94	$22.09		$18.72	$20.43

Total return	10.14	%(1)	(8.05)%		8.35%	22.87%		(4.81)%	(5.21)%
Net assets, end of period (000s)	$60,931		$62,905		$90,584	$355,959		$307,502	$337,659
Ratio of net expenses to
average net assets†	0.75	%(3)	0.75%		0.86%	0.96	%(2)	1.04%	1.10%
Ratio of gross expenses to
average net assets†	0.75	%(3)(4)	0.76	%(4)	0.86%	0.96	%(2)	1.04%	1.12	%(4)
Ratio of net investment income
to average net assets†	3.11	%(3)	1.58%		1.27%	0.64%		2.15%	1.15%
Ratio of expenses to average
net assets for the DFA
Portfolio (unaudited)(5)†	0.54%		0.53%		0.53%	0.53%		0.53%	0.53%
Ratio of expenses to average net
assets for the DFA Portfolio(6)†	0.54%		0.53%		0.53%	0.53%		0.54%	0.53%
Portfolio turnover rate(7)	4%		6%		6%	0%		0%	0%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$(0.40)		$(0.21)		$(0.60)	$0.18		$0.42	$0.23

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Periods less than one year are not annualized.
(2)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The DFA Portfolio expense ratios are as of April 30, 2019, 2018, 2017, 2016 and 2015, respectively and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2019, 2018, 2017, 2016, 2015 and 2014, respectively.
(7)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2019		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$19.67		$22.96	$22.01

Income from investment operations:
Net investment loss	(0.46)		(0.40)	(0.41)
Net realized and unrealized gain (loss) on investments	2.46		(1.58)	2.40
Total from investment operations	2.00		(1.98)	1.99
Less distributions from:
Net investment income	(0.40)		(0.42)	(0.46)
Capital gains	(0.81)		(0.89)	(0.58)
Total distributions	(1.21)		(1.31)	(1.04)
Net asset value, end of period	$20.46		$19.67	$22.96

Total return	10.30	%(2)	(7.81)%	8.98	%(2)
Net assets, end of period (000s)	$286,248		$261,693	$264,464
Ratio of net expenses to average net assets†	0.52	%(3)	0.52%	0.54%
Ratio of gross expenses to average net assets†	0.52	%(3)	0.52%	0.57	%(3)(4)
Ratio of net investment income to average net assets†	3.54	%(3)	1.91%	0.98	%(3)
Ratio of expenses to average net assets for
the DFA Portfolio (unaudited)†(5)	0.54%		0.53%	0.53%
Ratio of expenses to average net assets for the DFA Portfolio†(6)	0.54%		0.53%	0.53%
Portfolio turnover rate(7)	4%		6%	6%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.46)		$(0.40)	$(0.41)

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The DFA Portfolio expense ratios are as of April 30, 2019 and 2018, respectively and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2019, 2018 and 2017 respectively.
(7)	Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Investor Class	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.85		$9.93	$9.56	$7.78	$9.05	$10.51

Income from investment operations:
Net investment income (loss)	(0.31)		(0.12)	(0.11)	0.09	0.11	0.11
Net realized and unrealized
gain (loss) on investments	0.44		0.20	0.62	1.79	(1.29)	(1.43)
Total from investment operations	0.13		0.08	0.51	1.88	(1.18)	(1.32)
Less distributions from:
Net investment income	(0.21)		(0.16)	(0.14)	(0.10)	(0.09)	(0.13)
Capital gains	—		—	—	—	—	(0.01)
Total distributions	(0.21)		(0.16)	(0.14)	(0.10)	(0.09)	(0.14)
Net asset value, end of period	$9.77		$9.85	$9.93	$9.56	$7.78	$9.05

Total return	1.36	%(1)	0.97%	5.23%	24.42%	(12.95)%	(12.53)%
Net assets, end of period (000s)	$33,034		$37,001	$49,384	$204,553	$166,788	$167,220
Ratio of net expenses to average
net assets	1.35	%(2)	1.35%	1.38%	1.40%	1.40%	1.45%
Ratio of gross expenses to
average net assets(3)	1.61	%(2)	1.62%	1.61%	1.66%	1.72%	1.83%
Ratio of net investment income
to average net assets	2.10	%(2)	1.78%	1.26%	0.93%	1.52%	1.17%
Portfolio turnover rate	7%		12%	18%	21%	13%	14%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
(loss) per share would have been	$(0.32)		$(0.15)	$(0.19)	$0.07	$0.09	$0.07

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended
	December 31, 2019		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$9.84		$9.94	$9.61

Income from investment operations:
Net investment loss	(0.36)		(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	0.51		0.30	0.59
Total from investment operations	0.15		0.10	0.48
Less distributions from:
Net investment income	(0.23)		(0.20)	(0.15)
Capital gains	—		—	—
Total distributions	(0.23)		(0.20)	(0.15)
Net asset value, end of period	$9.76		$9.84	$9.94

Total return	1.57	%(2)	1.10%	4.87	%(2)
Net assets, end of period (000s)	$190,622		$179,808	$164,047
Ratio of net expenses to average net assets	1.15	%(3)	1.15%	1.16	%(3)
Ratio of gross expenses to average net assets(4)	1.36	%(3)	1.37%	1.41	%(3)
Ratio of net investment income to average net assets	2.19	%(3)	1.88%	1.74	%(3)
Portfolio turnover rate	7%		12%	18%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.36)		$(0.22)	$(0.10)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Investor Class	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.43		$11.40	$11.38	$12.17	$10.03	$9.94

Income from investment operations:
Net investment income (loss)	0.42		(0.34)	0.14	0.21	0.26	0.19
Net realized and unrealized
gain (loss) on investments	0.45		1.79	0.21	(0.59)	2.07	0.13
Total from investment operations	0.87		1.45	0.35	(0.38)	2.33	0.32
Less distributions from:
Net investment income	(0.15)		(0.35)	(0.14)	(0.35)	(0.19)	(0.23)
Capital gains	(0.40)		(0.07)	(0.19)	(0.06)	—	—
Total distributions	(0.55)		(0.42)	(0.33)	(0.41)	(0.19)	(0.23)
Net asset value, end of period	$12.75		$12.43	$11.40	$11.38	$12.17	$10.03

Total return	7.06	%(1)	13.32%	3.14%	(2.98)%	23.56%	3.12%
Net assets, end of period (000s)	$34,220		$36,944	$44,916	$172,150	$186,216	$160,246
Ratio of net expenses to
average net assets	0.95	%(2)	0.95%	0.98%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets(3)	1.02	%(2)	1.04%	1.04%	1.05%	1.06%	1.23%
Ratio of net investment income
to average net assets	2.71	%(2)	2.28%	2.27%	1.53%	2.43%	1.85%
Portfolio turnover rate	1%		6%	6%	7%	7%	3%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been	$0.42		$(0.35)	$0.12	$0.20	$0.25	$0.17

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended
	December 31, 2019		Year Ended	Period Ended
Select Class	(Unaudited)		June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$12.40		$11.41	$11.53

Income from investment operations:
Net investment loss	(0.18)		(0.53)	(0.09)
Net realized and unrealized gain (loss) on investments	1.06		2.00	0.32
Total from investment operations	0.88		1.47	0.23
Less distributions from:
Net investment income	(0.18)		(0.41)	(0.16)
Capital gains	(0.40)		(0.07)	(0.19)
Total distributions	(0.58)		(0.48)	(0.35)
Net asset value, end of period	$12.70		$12.40	$11.41

Total return	7.16	%(2)	13.54%	2.03	%(2)
Net assets, end of period (000s)	$163,402		$152,655	$140,647
Ratio of net expenses to average net assets	0.75	%(3)	0.75%	0.76	%(3)
Ratio of gross expenses to average net assets(4)	0.78	%(3)	0.78%	0.85	%(3)
Ratio of net investment income to average net assets	2.98	%(3)	2.42%	3.10	%(3)
Portfolio turnover rate	1%		6%	6%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.18)		$(0.54)	$(0.08)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended
	December 31, 2019		Year Ended June 30,
Select Class	(Unaudited)		2019	2018	2017	2016‡
Net asset value, beginning of period	$10.83		$11.29	$10.73	$9.51	$10.00

Income from investment operations:
Net investment income (loss)	(0.29)		(0.18)	(0.15)	0.14	0.10
Net realized and unrealized gain (loss) on investments	0.86		0.39	1.03	1.27	(0.49)
Total from investment operations	0.57		0.21	0.88	1.41	(0.39)
Less distributions from:
Net investment income	(0.25)		(0.21)	(0.15)	(0.14)	(0.10)
Capital gains	(0.31)		(0.46)	(0.17)	(0.05)	—
Total distributions	(0.56)		(0.67)	(0.32)	(0.19)	(0.10)
Net asset value, end of period	$10.84		$10.83	$11.29	$10.73	$9.51

Total return	5.30	%(1)	2.53%	8.11%	15.04%	(3.89	)%(1)
Net assets, end of period (000s)	$37,343		$38,210	$35,745	$27,422	$11,662
Ratio of net expenses to average net assets	0.00	%(2)	0.00%	0.00%	0.00%	0.00	%(2)
Ratio of gross expenses to average net assets(3)	0.51	%(2)	0.51%	0.60%	0.61%	2.72	%(2)
Ratio of net investment income to average net assets	3.73	%(2)	2.07%	1.09%	1.32%	1.11	%(2)
Portfolio turnover rate	16%		14%	20%	11%	5%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.32)		$(0.23)	$(0.21)	$0.10	$(0.02)

‡	Fund commenced operations on July 1, 2015.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5,1999, the SA Global Fixed Income Fund, commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, commenced operations on July 1, 2015.

Each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, offers Investor Class shares and Select Class shares. The SA Worldwide Moderate Growth Fund offers only a single share class.

Select Class shares are available to investors that invest through Buckingham Strategic Partners, LLC (the “Adviser” or “Buckingham”) or Buckingham Strategist Program and certain registered investment companies at the discretion of the Adviser. In addition, Select Class shares are available to certain Turn-Key Asset Management Program participants who invest through a unified managed account program sponsored by the Adviser and who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the SA Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

investment company. As of December 31, 2019, the SA International Small Company Fund held approximately 2.59% of the DFA Portfolio. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of December 31, 2019, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted Quoted
	Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable	Total Balance
	Investments	Observable Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	December 31, 2019
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$317,558,414	$—	$317,558,414
Short-Term Investments	35,866,506	268,045,123	—	303,911,629
Total Investments	$35,866,506	$585,603,537	$—	$621,470,043
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$710,377,233	—	$710,377,233
Short-Term Investments	17,391,007	80,804,167	—	98,195,174
Other Financial Instruments
Forward Foreign Currency Contracts	—	842,060	—	842,060
Total Investments	$17,391,007	$792,023,460	—	$809,414,467
Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(9,770,783)	—	$(9,770,783)
SA U.S. Core Market Fund
Common Stocks	$675,550,997	$—	$—	$675,550,997
Rights And Warrants	63,659	—	—	63,659
Mutual Funds	31,374,885	—	—	31,374,885
Short-Term Investments	1,592,055	—	—	1,592,055
Total Investments	$708,581,596	$—	$—	$708,581,596

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable		Total Balance
	Investments	Observable Inputs	Inputs		as of
Description	(Level 1)	(Level 2)	(Level 3)		December 31, 2019
SA U.S. Value Fund
Common Stocks	$640,861,520	$—	$—		$640,861,520
Short-Term Investments	2,868,533	—	—		2,868,533
Total Investments	$643,730,053	$—	$—		$643,730,053
SA U.S. Small Company Fund
Common Stocks	$443,059,825	$—	$—	†	$443,059,825
Preferred Stocks	32,438	—	—		32,438
Rights And Warrants	—	—	9,231	†	9,231
Short-Term Investments	5,957,994	—	—		5,957,994
Total Investments	$449,050,257	$—	$9,231		$449,059,488
SA International Value Fund
Common Stocks	$691,813,691	$—	$—	†	$691,813,691
Preferred Stocks	9,404,047	—	—		9,404,047
Rights And Warrants	6,465	—	—		6,465
Short-Term Investments	18,349,012	—	—		18,349,012
Total Investments	$719,573,215	$—	$—		$719,573,215
SA International Small Company Fund
Mutual Funds	$347,296,443	$—	$—		$347,296,443
Total Investments	$347,296,443	$—	$—		$347,296,443
SA Emerging Markets Value Fund
Common Stocks	$216,569,472	$120,511	$13,118	†	$216,703,101
Preferred Stocks	5,615,403	—	—		5,615,403
Rights And Warrants	1,765	3,614 †	—		5,379
Short-Term Investments	4,048,357	—	—		4,048,357
Total Investments	$226,234,997	$124,125	$13,118		$226,372,240
SA Real Estate Securities Fund
Common Stocks	$195,942,531	$—	$—		$195,942,531
Short-Term Investments	1,599,478	—	—		1,599,478
Total Investments	$197,542,009	$—	$—		$197,542,009
SA Worldwide Moderate Growth Fund
Mutual Funds	$37,333,694	$—	$—		$37,333,694
Total Investments	$37,333,694	$—	$—		$37,333,694
† Contains securities with a market value of zero.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the fiscal Period.

									Net Change in
									Unrealized
									Appreciation
									(Depreciation)
	Beginning							Ending	on Investments
	Balance			Accrued	Total realized	Transfers	Transfers	Balance	Held at
	June 30,			discounts	and unrealized	in to	out of	December 31,	December 31,
	2019	Purchases	Sales	(premiums)	gains (losses)*	Level 3	Level 3	2019	2019*
SA U.S. Small
Company Fund
Rights and Warrants(1)(2)	$1,279	$412	$(238)	$—	$7,778	$—	$—	$9,231	$8,190
SA Emerging Markets
Value Fund
Common Stocks(1)(2)	9,020	561	—	—	15,504	12,595	(24,562)	13,118	15,542

(1) Level 3 at July 1, 2019 included securities with a fair value of $0.

(2) Level 3 at December 31, 2019 included securities with a fair value of $0.

* All net realized and change in unrealized gains (losses) are reflected on the accompanying Statements of Operations.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of December 31, 2019, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value	Value of	(Including
	Value of	of Cash	Non-Cash	Calculated
	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$7,599,443	$7,748,550	$—	$7,748,550
SA U.S Core Market Fund	$7,968,856	$940,233	$7,215,108	$8,155,341
SA U.S. Value Fund	$3,986,550	$1,384,085	$2,693,740	$4,077,825
SA U.S. Small Company Fund	$38,341,640	$5,149,783	$34,342,881	$39,492,664
SA International Value Fund	$42,154,294	$17,756,174	$25,982,543	$43,738,717
SA Emerging Markets Value Fund	$4,230,137	$3,682,488	$770,836	$4,453,324
SA Real Estate Securities Fund	$7,171,281	$600,342	$6,750,611	$7,350,953

† Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2019
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Common Stocks	$7,734,000	$—	$—	$—	$7,734,000
Total Borrowings	$7,734,000	$—	$—	$—	$7,734,000
Gross amount of recognized liabilities for securities lending transactions					$7,734,000

SA U.S. Core Market Fund
Common Stocks	$939,564	$—	$—	$—	$939,564
Total Borrowings	$939,564	$—	$—	$—	$939,564
Gross amount of recognized liabilities for securities lending transactions					$939,564

SA U.S. Value Fund
Common Stocks	$1,390,828	$—	$—	$—	$1,390,828
Total Borrowings	$1,390,828	$—	$—	$—	$1,390,828
Gross amount of recognized liabilities for securities lending transactions					$1,390,828

SA U.S. Small Company Fund
Common Stocks	$5,121,368	$—	$—	$—	$5,121,368
Total Borrowings	$5,121,368	$—	$—	$—	$5,121,368
Gross amount of recognized liabilities for securities lending transactions					$5,121,368

SA International Value Fund
Common Stocks	$17,676,965	$—	$—	$—	$17,676,965
Total Borrowings	$17,676,965	$—	$—	$—	$17,676,965
Gross amount of recognized liabilities for securities lending transactions					$17,676,965

SA Emerging Markets Value Fund
Common Stocks	$3,698,037	$—	$—	$—	$3,698,037
Total Borrowings	$3,698,037	$—	$—	$—	$3,698,037
Gross amount of recognized liabilities for securities lending transactions					$3,698,037

SA Real Estate Securities Fund
Common Stocks	$588,911	$—	$—	$—	$588,911
Total Borrowings	$588,911	$—	$—	$—	$588,911
Gross amount of recognized liabilities for securities lending transactions					$588,911

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, discloses the amounts related to the Fund’s use of derivative instruments and hedging activities at December 31, 2019, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative		Change in
Risk Type	Fair Value(1)	Fair Value(2)	Realized Gain(3)	Depreciation(4)
Foreign currency	$842,060	$9,770,783	$9,948,787	$(763,914)

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3) Statement of Operations location: Realized gain (loss) on: Forward currency transactions.
(4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Forward currency translations.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2019:

	Gross Amount of	Financial
	Assets Presented	Instruments
	in Statements of	Available for	Collateral
Counterparty	Assets & Liabilities	Offset	Received	Net Amount
Bank of America N.A.	$255,369	$(116,261)	—	$139,108
HSBC Bank	$360,072	$(360,072)	—	—
State Street Bank and Trust Co.	$226,619	$(226,619)	—	—

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2019:

	Gross Amounts of	Financial
	Liabilities Presented	Instruments
	in Statements of	Available for	Collateral
Counterparty	Assets & Liabilities	Offset	Pledged	Net Amount
Bank of America N.A.	$116,261	$(116,261)	—	—
Citibank N.A.	$1,256,747	—	—	$1,256,747
HSBC Bank	$2,795,185	$(360,072)	—	$2,435,113
State Street Bank and Trust Co.	$5,602,590	$(226,619)	—	$5,375,971

For the six months ended December 31, 2019, the average monthly principal amount of forward foreign currency exchange contracts was $395,872,681.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2019, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2019, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2016- 2018), or expected to be taken in the Funds’ 2019 tax returns.

As of June 30, 2019, for U.S. federal income tax purposes, the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund and SA International Value Fund had an amount of $3,006,163, $42,317 and $1,676,121 in unlimited short-term losses, and the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA International Value Fund and SA Emerging Markets Value Fund had an amount of $1,475,682, $6,771,482, $25,160,432 and $1,048,313 in unlimited long-term losses, respectively, available to offset future net realized gains.

At December 31, 2019, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
SA U.S. Fixed Income Fund	$620,718,258	$784,763	$(32,978)	$751,785
SA Global Fixed Income Fund	810,880,049	5,903,111	(8,210,753)	(2,307,642)
SA U.S. Core Market Fund	249,081,734	463,723,385	(4,223,523)	459,499,862
SA U.S. Value Fund	445,130,819	222,751,637	(24,152,403)	198,599,234
SA U.S. Small Company Fund	297,846,611	183,806,807	(32,593,930)	151,212,877
SA International Value Fund	660,550,009	109,980,218	(50,957,012)	59,023,206
SA International Small Company Fund	222,385,885	124,910,558	—	124,910,558
SA Emerging Markets Value Fund	216,691,014	41,334,354	(31,653,128)	9,681,226
SA Real Estate Securities Fund	113,860,519	88,660,818	(4,979,328)	83,681,490
SA Worldwide Moderate Growth Fund	35,149,956	2,217,453	(33,715)	2,183,738

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and undistributed accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

For the advisory services provided to the Funds under the Advisory Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%*

*The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.25%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.47%
SA Real Estate Securities Fund	0.10%

*The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board. The expense limitations for the Funds are as follows:

	Expense Limitation
	Investor	Select
	Class	Class
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.70%
SA U.S. Value Fund	1.00%	0.80%
SA U.S. Small Company Fund	1.15%	0.95%
SA International Value Fund	1.15%	0.95%
SA International Small Company Fund	0.75%	0.55%
SA Emerging Markets Value Fund	1.35%	1.15%
SA Real Estate Securities Fund	0.95%	0.75%

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $100,800, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an annual supplemental compensation of $10,080 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2019 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	—	$12,124,707	$19,985,763	$75,547,769
SA Global Fixed Income Fund	$87,956,041	51,972,499	86,565,602	197,697,219
SA U.S. Core Market Fund	—	5,680,350	—	87,275,208
SA U.S. Value Fund	—	35,946,371	—	37,861,873
SA U.S. Small Company Fund	—	33,835,973	—	23,624,203
SA International Value Fund	—	40,833,177	—	53,150,293
SA International Small Company Fund	N/A	N/A	N/A	N/A
SA Emerging Markets Value Fund	—	20,820,791	—	14,684,554
SA Real Estate Securities Fund	—	2,432,849	—	5,022,224
SA Worldwide Moderate Growth Fund	—	6,028,540	—	7,231,275

N/A — The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio which are included elsewhere in this report.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2019 (Unaudited) (Continued)

4. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in underlying securities and other investment companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2019 follows:

				Net Realized				Dividend
				Gain (Loss)				Income	Capital Gain
				on Sales of	Change in	Ending		from	Distributions
	Beginning			Affiliated	Unrealized	Value as of	Shares as of	Affiliated	from Affiliated
	Value as of	Purchases at	Proceeds	Investment	Appreciation/	December 31,	December 31,	Investment	Investment
Affiliated Investment Companies	June 30, 2019	Cost	from Sales	Companies	Depreciation	2019	2019	Companies	Companies
SA Emerging Markets Value Fund	$3,821,594	$705,749	$(390,721)	$(42,582)	$14,642	$4,108,682	420,972	$96,855	$—
SA Global Fixed Income Fund	4,928,589	1,187,298	(486,369)	(1,786)	(37,884)	5,589,848	587,169	90,027	—
SA International Value Fund	7,276,809	504,691	(774,484)	(90,754)	180,417	7,096,679	642,233	269,847	—
SA Real Estate Securities Fund	1,861,300	678,098	(360,063)	44,896	18,726	2,242,957	176,611	31,057	68,470
SA US Core Market Fund	6,892,333	580,511	(2,923,833)	311,461	(377,598)	4,482,874	186,089	54,475	470,182
SA US Fixed Income Fund	4,546,809	215,946	(1,031,498)	(3,310)	44	3,727,991	367,652	37,956	—
SA US Small Company Fund	3,488,341	1,022,604	(458,016)	(26,629)	81,713	4,108,013	159,658	20,458	167,161
SA US Value Fund	5,399,631	1,133,643	(806,292)	(51,343)	301,011	5,976,650	336,523	98,720	212,178
Totals	$38,215,406	$6,028,540	$(7,231,276)	$139,953	$181,071	$37,333,694		$699,395	$917,991

5. Recent Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the six months ended December 31, 2019, the Funds have chosen to adopt certain provisions of the standard which eliminated the disclosures of transfers between level 1 and level 2 portfolio investments and the policy for the timing of transfers between levels of the fair value hierarchy. Management has evaluated that the full adoption of this ASU will not have a material impact on a Fund’s financial statements.

6. Subsequent Events

Effective January 1, 2020, the annual compensation of each Trustee increased from $100,800 to $107,500. In addition, the Chairman of the Board’s annual supplemental compensation was increased from $10,080 to $10,750. The Trustees approved these increases at a Board meeting on December 5, 2019.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT with every third month made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (844) 366-0905.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o Buckingham Strategic Partners, LLC
10 Almaden Blvd.
15th Floor
San Jose, California 95113

Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, July 1, 2019 through December 31, 2019. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,007.10	0.65%	$3.28	$1,000	$1,009.30	0.42%	$2.12
SA Global Fixed Income Fund	1,000	1,007.80	0.73	3.68	1,000	1,009.00	0.51	2.58
SA U.S. Core Market Fund	1,000	1,101.70	0.88	4.65	1,000	1,102.70	0.67	3.54
SA U.S. Value Fund	1,000	1,096.00	0.95	5.01	1,000	1,097.20	0.74	3.90
SA U.S. Small Company Fund	1,000	1,058.40	1.14	5.90	1,000	1,059.90	0.92	4.76
SA International Value Fund	1,000	1,049.90	1.12	5.77	1,000	1,050.80	0.90	4.64
SA International Small Company Fund	1,000	1,101.40	0.75	3.96	1,000	1,103.00	0.52	2.75
SA Emerging Markets Value Fund	1,000	1,013.60	1.35	6.83	1,000	1,015.70	1.15	5.83
SA Real Estate Securities Fund	1,000	1,070.60	0.95	4.94	1,000	1,071.60	0.75	3.91

Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,053.00	0.00%	$0.00

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$1,021.87	0.65%	$3.30	$1,000	$1,023.03	0.42%	$2.14
SA Global Fixed Income Fund	1,000	1,021.47	0.73	3.71	1,000	1,022.57	0.51	2.59
SA U.S. Core Market Fund	1,000	1,020.71	0.88	4.47	1,000	1,021.77	0.67	3.40
SA U.S. Value Fund	1,000	1,020.36	0.95	4.82	1,000	1,021.42	0.74	3.76
SA U.S. Small Company Fund	1,000	1,019.41	1.14	5.79	1,000	1,020.51	0.92	4.67
SA International Value Fund	1,000	1,019.51	1.12	5.69	1,000	1,020.61	0.90	4.57
SA International Small Company Fund	1,000	1,021.37	0.75	3.81	1,000	1,022.52	0.52	2.64
SA Emerging Markets Value Fund	1,000	1,018.35	1.35	6.85	1,000	1,019.36	1.15	5.84
SA Real Estate Securities Fund	1,000	1,020.36	0.95	4.82	1,000	1,021.37	0.75	3.81

Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,025.14	0.00%	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLE	Six Months Ended October 31, 2019

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/19	10/31/19	Ratio(1)	Period(1)
International Small Company Portfolio(2)
Actual Fund Return	$1,000.00	$1,014.50	0.54%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.54%	$2.75
____________________

1	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

2	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on October 31, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Schedule of Investments” in lieu of a full Schedule of Investments. The Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2019
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$5,245,922,417
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	3,201,649,722
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	2,368,657,552
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,359,162,307
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	1,222,826,508
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,398,218,506
____________________

†	See Note B to Financial Statements.

As of December 31, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	515	03/20/20	$82,219,263	$83,200,825	$981,562
Total Futures Contracts			$82,219,263	$83,200,825	$981,562

Summary of the Portfolio’s Master Fund’s investments as of December 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,398,218,506	—	—	$13,398,218,506
Futures Contracts**	981,562	—	—	981,562
TOTAL	$13,399,200,068	—	—	$13,399,200,068
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2019

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$4,902,033,708
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	3,104,231,823
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	2,205,859,880
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,299,382,680
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	1,121,067,005
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,632,575,096

As of October 31, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	705	12/20/19	$105,711,748	$107,011,950	$1,300,202
Total Futures Contracts			$105,711,748	$107,011,950	$1,300,202

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,632,575,096	—	—	$12,632,575,096
Futures Contracts**	1,300,202	—	—	1,300,202
TOTAL	$12,633,875,298	—	—	$12,633,875,298
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$13,398,219
Cash	95,555
Receivables:
Fund Shares Sold	6,070
Futures Margin Variation	983
Prepaid Expenses and Other Assets	74
Total Assets	13,500,901
LIABILITIES:
Payables:
Fund Shares Redeemed	23,598
Due to Advisor	4,496
Accrued Expenses and Other Liabilities	969
Total Liabilities	29,063
NET ASSETS	$13,471,838
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,471,838 and
shares outstanding of 712,826,258	$18.90
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$11,862,446
Total Distributable Earnings (Loss)	1,609,392
NET ASSETS	$13,471,838

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2019
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$12,632,575
Segregated Cash for Futures Contracts	4,441
Cash	119,937
Receivables:
Fund Shares Sold	3,815
Prepaid Expenses and Other Assets	60
Total Assets	12,760,828
LIABILITIES:
Payables:
Fund Shares Redeemed	5,279
Due to Advisor	4,205
Futures Margin Variation	424
Accrued Expenses and Other Liabilities	810
Total Liabilities	10,718
NET ASSETS	$12,750,110
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,750,110 and shares outstanding of 700,276,371	$18.21
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$11,684,308
Total Distributable Earnings (Loss)	1,065,802
NET ASSETS	$12,750,110

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2019
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $29,969)	$335,908
Income from Securities Lending	30,195
Expenses Allocated from Affiliated Investment Companies	(14,583)
Total Investment Income	351,520
Fund Expenses
Investment Management Fees	49,136
Accounting & Transfer Agent Fees	1,336
Custodian Fees	8
Filing Fees	215
Shareholders’ Reports	558
Directors’/Trustees’ Fees & Expenses	73
Professional Fees	72
Other	85
Total Expenses	51,483
Net Expenses	51,483
Net Investment Income (Loss)	300,037
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	313,315
Futures	(626)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	135,389
Futures	7,881
Net Realized and Unrealized Gain (Loss)	455,959
Net Increase (Decrease) in Net Assets Resulting from Operations	$755,996
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).
**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31, 2019	Oct. 31, 2018
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$300,037	$305,199
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	313,315	549,889
Futures	(626)	17,382
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	135,389	(2,214,609)
Futures	7,881	(9,491)
Net Increase (Decrease) in Net Assets Resulting from Operations	755,996	(1,351,630)
Distributions From:^
Institutional Class Shares	(857,472)	(711,038)
Total Distributions	(857,472)	(711,038)
Capital Share Transactions (1):
Shares Issued	2,921,274	2,606,895
Shares Issued in Lieu of Cash Distributions	824,335	680,889
Shares Redeemed	(3,550,227)	(2,059,202)
Net Increase from Capital Share Transactions	195,382	1,228,582
Total Increase (Decrease) in Net Assets	93,906	(834,086)
Net Assets
Beginning of Year	12,656,204	13,490,290
End of Year	$12,750,110	$12,656,204
(1) Shares Issued and Redeemed:
Shares Issued	170,065	124,547
Shares Issued in Lieu of Cash Distributions	51,059	33,057
Shares Redeemed	(206,414)	(98,779)
Net Increase (Decrease) from Shares Issued and Redeemed	14,710	58,825
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$18.46	$21.52	$17.78	$17.78	$18.24
Income from Investment Operations
Net Investment Income (Loss) (A)	0.43	0.46	0.41	0.43	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	0.58	(2.41)	4.13	0.48	0.12
Total from Investment Operations	1.01	(1.95)	4.54	0.91	0.53
Less Distributions
Net Investment Income	(0.44)	(0.44)	(0.34)	(0.51)	(0.42)
Net Realized Gains	(0.82)	(0.67)	(0.46)	(0.40)	(0.57)
Total Distributions	(1.26)	(1.11)	(0.80)	(0.91)	(0.99)
Net Asset Value, End of Year	$18.21	$18.46	$21.52	$17.78	$17.78
Total Return	6.44%	(9.54)%	26.54%	5.43%	3.30%
Net Assets, End of Year (thousands)	$12,750,110	$12,656,204	$13,490,290	$10,387,361	$9,323,492
Ratio of Expenses to Average Net Assets *(B)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)(B)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.18%	2.14%	2.47%	2.30%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.12%	0.12%	0.12%	0.13%	0.12%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2019, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Underlying Funds	at 10/31/19
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	83%
	The United Kingdom Small Company Series	97%
	The Asia Pacific Small Company Series	79%
	The Canadian Small Company Series	97%

The financial statements of the Portfolio’s Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator.

The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2019, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $312 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2019, the total liability for deferred compensation to Directors was $348 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018 and October 31, 2019 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gain	Capital Gains	Income	Total
International Small Company Portfolio
2018	$335,310	375,728	—	$711,038
2019	339,853	517,619	—	857,472

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio	$(34,708)	$(23,004)	$(57,712)

At October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$172,408	$278,416	—	$615,587	$1,066,411

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$12,017,254	$615,322	—	$615,322

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

Futures**
International Small Company Portfolio	$74,137

** Average Notional Value of contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

	Asset Derivatives Value
	Total Value at	Equity
	October 31,2019	Contracts*,(1)
International Small Company Portfolio	$1,300	$1,300

(1) Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

	Realized Gain (loss) on
	Derivatives
		Equity
	Total	Contracts(1)
International Small Company Portfolio	$(626)	$(626)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts(2)
International Small Company Portfolio	$7,881	$7,881

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

For the year ended October 31, 2019, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings as of
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	10/31/2019
International Small Company Portfolio	1.58%	1,004	2	—	2,008	—

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2019.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

J. Other:

At October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
	Number of	Percentage of
	Shareholders	Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	3	65%

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the broker and the transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2019

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/19	10/31/19	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,059.70	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$958.90	0.13%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,010.30	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/19	10/31/19	Ratio(1)	Period(1)
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,010.50	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,016.00	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
____________________

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 27 and 30, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

SERIES
The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
Communication Services	2.7%	Communication Services	8.8%	Communication Services	4.7%
Consumer Discretionary	18.4%	Consumer Discretionary	19.3%	Consumer Discretionary	21.8%
Consumer Staples	7.2%	Consumer Staples	6.5%	Consumer Staples	5.2%
Energy	1.4%	Energy	2.4%	Energy	3.8%
Financials	8.3%	Financials	12.0%	Financials	13.8%
Health Care	4.6%	Health Care	5.4%	Health Care	3.2%
Industrials	30.5%	Industrials	13.5%	Industrials	28.9%
Information Technology	13.2%	Information Technology	8.4%	Information Technology	6.5%
Materials	10.3%	Materials	13.4%	Materials	5.6%
Real Estate	2.2%	Real Estate	7.4%	Real Estate	4.4%
Utilities	1.2%	Utilities	2.9%	Utilities	2.1%
	100.0%		100.0%		100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED
The Continental Small Company Series		The Canadian Small Company Series
Communication Services	7.0%	Communication Services	2.3%
Consumer Discretionary	9.6%	Consumer Discretionary	5.5%
Consumer Staples	4.8%	Consumer Staples	4.6%
Energy	3.5%	Energy	14.9%
Financials	13.0%	Financials	10.6%
Health Care	6.8%	Health Care	1.8%
Industrials	25.1%	Industrials	11.5%
Information Technology	10.8%	Information Technology	4.0%
Materials	7.2%	Materials	33.2%
Real Estate	7.5%	Real Estate	4.7%
Utilities	4.7%	Utilities	6.9%
	100.0%		100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2019
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (97.7%)
	COMMUNICATION SERVICES — (2.7%)
	Other Securities		$104,022,407	2.7%

	CONSUMER DISCRETIONARY — (18.0%)
	Autobacs Seven Co., Ltd.	555,300	8,745,172	0.2%
	Fujitsu General, Ltd.	469,100	10,527,053	0.3%
	Other Securities		679,990,473	17.8%
	TOTAL CONSUMER DISCRETIONARY		699,262,698	18.3%

	CONSUMER STAPLES — (7.1%)
	cocokara fine, Inc.	149,160	8,661,596	0.2%
	Milbon Co., Ltd.	170,552	9,670,819	0.3%
	Morinaga Milk Industry Co., Ltd.	247,900	10,107,816	0.3%
	Nippon Suisan Kaisha, Ltd.	1,522,500	9,092,238	0.2%
	Other Securities		237,283,146	6.2%
	TOTAL CONSUMER STAPLES		274,815,615	7.2%

	ENERGY — (1.2%)
	Iwatani Corp.	283,400	9,637,810	0.3%
	Other Securities		37,055,359	0.9%
	TOTAL ENERGY		46,693,169	1.2%

	FINANCIALS — (8.0%)
	Fuyo General Lease Co., Ltd.	147,800	9,941,681	0.3%
	Hokuhoku Financial Group, Inc.	923,400	9,678,772	0.3%
	Jafco Co., Ltd.	241,100	9,451,088	0.3%
	Shiga Bank, Ltd. (The)	332,900	8,453,810	0.2%
	Other Securities		273,691,285	7.1%
	TOTAL FINANCIALS		311,216,636	8.2%

	HEALTH CARE — (4.5%)
	Miraca Holdings, Inc.	450,300	11,029,174	0.3%
	Other Securities		164,982,849	4.3%
	TOTAL HEALTH CARE		176,012,023	4.6%

	INDUSTRIALS — (29.6%)
	Daiseki Co., Ltd.	298,863	8,598,209	0.2%
#	DMG Mori Co., Ltd.	670,800	10,263,372	0.3%
	Duskin Co., Ltd.	336,400	9,304,227	0.3%
#	Fuji Corp.	484,400	8,851,573	0.2%
	Hazama Ando Corp.	1,485,000	12,914,236	0.3%
	Inaba Denki Sangyo Co., Ltd.	398,000	10,094,454	0.3%
	Kanematsu Corp.	630,225	8,468,268	0.2%
# *	Kawasaki Kisen Kaisha, Ltd.	567,500	9,578,179	0.3%
	Kumagai Gumi Co., Ltd.	287,100	8,732,332	0.2%
	Maeda Corp.	930,800	9,061,648	0.2%
	Meitec Corp.	209,300	11,759,576	0.3%
#	Mirait Holdings Corp.	586,235	8,859,590	0.2%
	Nichias Corp.	462,800	11,724,790	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Nikkon Holdings Co., Ltd.	385,300	$9,633,264	0.3%
Nishimatsu Construction Co., Ltd.	398,600	8,968,081	0.2%
Nisshinbo Holdings, Inc.	990,480	9,424,680	0.3%
NTN Corp.	3,034,100	9,487,913	0.3%
# Outsourcing, Inc.	822,100	8,649,357	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	10,625,799	0.3%
Shinmaywa Industries, Ltd.	634,100	8,600,077	0.2%
SMS Co., Ltd.	308,000	8,507,243	0.2%
Ushio, Inc.	964,600	14,303,146	0.4%
Other Securities		934,989,002	24.5%
TOTAL INDUSTRIALS		1,151,399,016	30.2%

INFORMATION TECHNOLOGY — (13.0%)
Citizen Watch Co., Ltd.	1,585,000	8,632,057	0.2%
NSD Co., Ltd.	566,360	9,325,811	0.3%
Oki Electric Industry Co., Ltd.	676,100	9,402,908	0.3%
Systena Corp.	536,700	8,716,245	0.2%
Tokyo Seimitsu Co., Ltd.	295,500	11,473,594	0.3%
Topcon Corp.	832,400	10,758,791	0.3%
Other Securities		447,080,603	11.7%
TOTAL INFORMATION TECHNOLOGY		505,390,009	13.3%

MATERIALS — (10.2%)
ADEKA Corp.	658,100	9,914,330	0.3%
# Kobe Steel, Ltd.	1,761,200	9,436,777	0.3%
Mitsui Mining & Smelting Co., Ltd.	460,600	12,214,894	0.3%
Nippon Light Metal Holdings Co., Ltd.	4,505,300	9,683,641	0.3%
Sumitomo Osaka Cement Co., Ltd.	238,699	10,397,291	0.3%
Toagosei Co., Ltd.	864,100	9,962,280	0.3%
Tokuyama Corp.	414,298	10,780,506	0.3%
Tokyo Ohka Kogyo Co., Ltd.	232,600	9,075,014	0.2%
Toyobo Co., Ltd.	685,700	10,412,987	0.3%
Other Securities		303,851,710	7.8%
TOTAL MATERIALS		395,729,430	10.4%

REAL ESTATE — (2.2%)
Unizo Holdings Co., Ltd.	211,100	9,912,559	0.3%
Other Securities		73,374,798	1.9%
TOTAL REAL ESTATE		83,287,357	2.2%

UTILITIES — (1.2%)
Other Securities		48,249,203	1.3%
TOTAL COMMON STOCKS
(Cost $3,241,036,667)		3,796,077,563	99.6%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	7,630,239	$88,289,498	2.3%
TOTAL INVESTMENTS—(100.0%)
	(Cost $3,329,317,612)		$3,884,367,061	101.9%
____________________

^	The cost for federal income tax purposes is $3,329,317,612

Summary of the Series’ investments as of December 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$104,022,407	—	$104,022,407
Consumer Discretionary	$2,922,203	696,340,495	—	699,262,698
Consumer Staples	—	274,815,615	—	274,815,615
Energy	—	46,693,169	—	46,693,169
Financials	—	311,216,636	—	311,216,636
Health Care	—	176,012,023	—	176,012,023
Industrials	—	1,151,399,016	—	1,151,399,016
Information Technology	—	505,390,009	—	505,390,009
Materials	—	395,729,430	—	395,729,430
Real Estate	—	83,287,357	—	83,287,357
Utilities	—	48,249,203	—	48,249,203
Securities Lending Collateral	—	88,289,498	—	88,289,498
TOTAL	$2,922,203	$3,881,444,858	—	$3,884,367,061

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2019
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.0%)
AUSTRALIA — (51.0%)
	ALS, Ltd.	1,365,117	$8,789,167	0.5%
	Altium, Ltd.	420,941	10,256,720	0.6%
	Ansell, Ltd.	840,210	17,109,111	1.0%
#	Bapcor, Ltd.	1,866,075	8,387,000	0.5%
	Breville Group, Ltd.	788,368	9,669,422	0.6%
	carsales.com, Ltd.	1,530,363	17,846,753	1.1%
	Cleanaway Waste Management, Ltd.	10,799,966	15,243,211	0.9%
#	Credit Corp. Group, Ltd.	531,516	11,509,252	0.7%
	CSR, Ltd.	3,828,183	12,238,962	0.7%
*	GrainCorp, Ltd., Class A	1,527,548	8,129,445	0.5%
	Independence Group NL	3,070,006	13,458,554	0.8%
#	InvoCare, Ltd.	1,006,913	9,320,600	0.6%
#	IOOF Holdings, Ltd.	2,149,859	11,856,860	0.7%
	IRESS, Ltd.	1,132,562	10,350,884	0.6%
#	JB Hi-Fi, Ltd.	800,010	21,173,092	1.3%
*	Lynas Corp., Ltd.	5,278,373	8,619,051	0.5%
#	Metcash, Ltd.	7,124,101	12,839,789	0.8%
#	Mineral Resources, Ltd.	1,210,928	14,043,294	0.8%
#*	NEXTDC, Ltd.	2,176,341	10,055,084	0.6%
	nib holdings, Ltd.	3,261,361	14,361,476	0.9%
	Nine Entertainment Co. Holdings, Ltd.	10,839,029	13,624,170	0.8%
#*	Nufarm, Ltd.	2,065,056	8,403,366	0.5%
	Orora, Ltd.	7,394,816	16,483,890	1.0%
	OZ Minerals, Ltd.	2,185,193	16,216,401	1.0%
	Pendal Group, Ltd.	1,860,191	11,216,609	0.7%
#	Perpetual, Ltd.	372,743	10,764,464	0.6%
	Premier Investments, Ltd.	786,850	10,358,052	0.6%
	Regis Resources, Ltd.	3,099,309	9,377,789	0.6%
#*	Resolute Mining, Ltd.	9,592,905	8,441,380	0.5%
*	Saracen Mineral Holdings, Ltd.	7,420,230	17,207,920	1.0%
	Sims Metal Management, Ltd.	1,121,268	8,393,714	0.5%
	Spark Infrastructure Group	9,664,927	14,168,687	0.8%
	St Barbara, Ltd.	5,006,626	9,512,294	0.6%
	Steadfast Group, Ltd.	5,683,479	13,883,491	0.8%
	Technology One, Ltd.	1,748,272	10,159,366	0.6%
*	Vocus Group, Ltd.	4,546,270	9,120,698	0.5%
	Other Securities		449,110,026	26.6%
TOTAL AUSTRALIA			881,700,044	52.4%

CHINA — (0.1%)
	Other Securities		738,110	0.0%

HONG KONG — (24.1%)
#	Luk Fook Holdings International, Ltd.	3,902,000	11,260,448	0.7%
	Man Wah Holdings, Ltd.	15,887,200	11,318,228	0.7%
#	Samsonite International SA	3,901,500	9,384,130	0.6%
	VTech Holdings, Ltd.	1,438,200	14,213,833	0.9%
	Other Securities		371,366,472	21.9%
TOTAL HONG KONG			417,543,111	24.8%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
NEW ZEALAND — (6.6%)
# Chorus, Ltd.	3,219,258	$13,393,427	0.8%
Infratil, Ltd.	4,439,775	15,070,251	0.9%
Mainfreight, Ltd.	370,944	10,618,393	0.6%
SKYCITY Entertainment Group, Ltd.	4,698,726	12,565,277	0.8%
Other Securities		62,819,566	3.7%
TOTAL NEW ZEALAND		114,466,914	6.8%

SINGAPORE — (14.2%)
# First Resources, Ltd.	5,941,700	8,393,999	0.5%
Sembcorp Industries, Ltd.	7,106,600	12,102,509	0.7%
# Singapore Post, Ltd.	13,246,100	9,211,139	0.5%
# Singapore Press Holdings, Ltd.	7,633,400	12,365,325	0.7%
Venture Corp., Ltd.	1,271,900	15,343,900	0.9%
Yangzijiang Shipbuilding Holdings Ltd.	23,215,200	19,351,426	1.2%
Other Securities		169,151,573	10.1%
TOTAL SINGAPORE		245,919,871	14.6%

UNITED STATES — (0.0%)
Other Security		557,612	0.0%
TOTAL COMMON STOCKS		1,660,925,662	98.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		3,607	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,684,937,013)		1,660,929,269

		Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	6,051,389	70,020,627	4.2%
TOTAL INVESTMENTS—(100.0%) (Cost $1,754,952,675)		$1,730,949,896	102.8%
____________________

^	The cost for federal income tax purposes is $1,754,952,675.

As of December 31, 2019, The Asia Pacific Small Company Series had entered into the following outstanding futures contracts:

					Unrealized
	Number	Expiration	Notional	Market	Appreciation
Description	of Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	115	03/20/20	$18,553,700	$18,578,825	$25,125
Total Futures Contracts			$18,553,700	$18,578,825	$25,125

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of December 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$377,924	$881,322,120	—	$881,700,044
China	—	738,110	—	738,110
Hong Kong	23,921	417,519,190	—	417,543,111
New Zealand	—	114,466,914	—	114,466,914
Singapore	—	245,919,871	—	245,919,871
United States	557,612	—	—	557,612
Rights/Warrants
Australia	—	3	—	3
Singapore	—	3,604	—	3,604
Securities Lending Collateral	—	70,020,627	—	70,020,627
Futures Contracts**	25,125	—	—	25,125
TOTAL	$984,582	$1,729,990,439	—	$1,730,975,021
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2019
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.7%)
Other Securities		$65,630,584	2.7%

CONSUMER DISCRETIONARY — (20.3%)
B&M European Value Retail SA	4,071,072	22,090,475	0.9%
Bellway P.L.C.	582,195	29,384,893	1.2%
* Boohoo Group P.L.C.	4,547,586	17,959,478	0.8%
Bovis Homes Group P.L.C.	1,149,166	20,665,464	0.9%
Games Workshop Group P.L.C.	225,968	18,256,849	0.8%
Greggs P.L.C.	708,806	21,620,265	0.9%
Inchcape P.L.C	2,900,376	27,135,386	1.1%
Redrow P.L.C.	1,727,378	17,049,709	0.7%
SSP Group P.L.C.	3,025,801	26,050,297	1.1%
WH Smith P.L.C.	751,843	25,911,345	1.1%
Other Securities		259,917,462	10.8%
TOTAL CONSUMER DISCRETIONARY		486,041,623	20.3%

CONSUMER STAPLES — (5.3%)
Britvic P.L.C.	1,797,722	21,544,977	0.9%
Cranswick P.L.C.	375,566	16,859,601	0.7%
Fevertree Drinks P.L.C.	623,396	17,263,526	0.7%
Tate & Lyle P.L.C.	3,293,684	33,186,602	1.4%
Other Securities		36,751,901	1.6%
TOTAL CONSUMER STAPLES		125,606,607	5.3%

ENERGY — (3.2%)
John Wood Group P.L.C.	3,682,638	19,531,636	0.8%
Other Securities		56,832,740	2.4%
TOTAL ENERGY		76,364,376	3.2%

FINANCIALS — (14.2%)
# Ashmore Group P.L.C.	2,429,174	16,663,131	0.7%
Beazley P.L.C.	3,060,183	22,516,237	0.9%
Close Brothers Group P.L.C.	1,047,363	22,183,165	0.9%
IG Group Holdings P.L.C.	2,577,389	23,712,057	1.0%
Intermediate Capital Group P.L.C.	1,527,197	32,573,486	1.4%
Man Group P.L.C.	10,728,537	22,469,382	0.9%
Quilter P.L.C.	9,786,100	20,892,862	0.9%
TP ICAP P.L.C.	3,741,156	20,281,823	0.9%
Other Securities		157,944,305	6.6%
TOTAL FINANCIALS		339,236,448	14.2%

HEALTH CARE — (3.2%)
ConvaTec Group P.L.C.	7,675,233	20,199,137	0.8%
Other Securities		56,256,305	2.4%
TOTAL HEALTH CARE		76,455,442	3.2%

INDUSTRIALS — (30.4%)
Aggreko P.L.C.	1,667,624	18,415,405	0.8%
Babcock International Group P.L.C.	3,358,269	28,024,563	1.2%
Balfour Beatty P.L.C.	4,769,544	16,530,758	0.7%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Bodycote P.L.C.	1,369,401	$17,226,738	0.7%
Cobham P.L.C.	16,545,169	35,983,259	1.5%
Diploma P.L.C.	1,445,946	21,866,755	0.9%
G4S P.L.C.	10,279,435	29,726,684	1.2%
Grafton Group P.L.C.	1,630,690	18,750,765	0.8%
Hays P.L.C.	10,009,978	24,074,253	1.0%
HomeServe P.L.C.	1,447,715	24,248,559	1.0%
Howden Joinery Group P.L.C.	4,421,129	39,388,939	1.6%
IMI P.L.C.	1,918,201	29,975,627	1.3%
National Express Group P.L.C.	3,186,456	19,860,318	0.8%
QinetiQ Group P.L.C.	3,964,771	18,765,431	0.8%
Rotork P.L.C.	5,894,982	26,205,010	1.1%
Signature Aviation PLC	5,841,254	24,557,246	1.0%
Travis Perkins P.L.C.	1,638,423	34,801,830	1.5%
Ultra Electronics Holdings P.L.C.	623,121	17,464,520	0.7%
Other Securities		281,297,216	11.7%
TOTAL INDUSTRIALS		727,163,876	30.3%

INFORMATION TECHNOLOGY — (6.8%)
Electrocomponents P.L.C.	3,109,851	27,970,262	1.2%
Spectris P.L.C.	796,033	30,677,230	1.3%
Other Securities		104,121,943	4.3%
TOTAL INFORMATION TECHNOLOGY		162,769,435	6.8%

MATERIALS — (6.0%)
Victrex P.L.C.	607,408	20,080,144	0.8%
Other Securities		122,126,779	5.1%
TOTAL MATERIALS		142,206,923	5.9%

REAL ESTATE — (4.8%)
Capital & Counties Properties P.L.C.	5,048,587	17,493,793	0.7%
Grainger P.L.C.	4,445,647	18,422,466	0.8%
IWG P.L.C.	4,427,345	25,639,813	1.1%
St. Modwen Properties P.L.C.	2,796,659	18,386,757	0.8%
Other Securities		35,497,772	1.4%
TOTAL REAL ESTATE		115,440,601	4.8%

UTILITIES — (2.1%)
Pennon Group P.L.C.	2,487,313	33,737,149	1.4%
Other Securities		17,351,494	0.7%
TOTAL UTILITIES		51,088,643	2.1%

TOTAL COMMON STOCKS (Cost $1,976,035,559)		2,368,004,558	98.8%

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	1,963,455	22,719,136	0.9%
TOTAL INVESTMENTS—(100.0%) (Cost $1,998,752,460)		$2,390,723,694	99.7%
____________________

^	The cost for federal income tax purposes is $1,998,752,460.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of December 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$65,630,584	—	$65,630,584
Consumer Discretionary	—	486,041,623	—	486,041,623
Consumer Staples	—	125,606,607	—	125,606,607
Energy	—	76,364,376	—	76,364,376
Financials	—	339,236,448	—	339,236,448
Health Care	—	76,455,442	—	76,455,442
Industrials	—	727,163,876	—	727,163,876
Information Technology	—	162,769,435	—	162,769,435
Materials	—	142,206,923	—	142,206,923
Real Estate	—	115,440,601	—	115,440,601
Utilities	—	51,088,643	—	51,088,643
Securities Lending Collateral	—	22,719,136	—	22,719,136
TOTAL	—	$2,390,723,694	—	$2,390,723,694

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2019
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRIA — (3.1%)
# ANDRITZ AG	510,397	$21,942,086	0.4%
Other Securities		176,231,883	2.9%
TOTAL AUSTRIA		198,173,969	3.3%

BELGIUM — (4.0%)
Ackermans & van Haaren NV	170,969	26,807,439	0.5%
Other Securities		226,085,725	3.8%
TOTAL BELGIUM		252,893,164	4.3%

DENMARK — (4.7%)
Royal Unibrew A.S.	362,160	33,173,405	0.6%
SimCorp A.S.	292,294	33,256,791	0.6%
Topdanmark A.S.	467,367	23,037,508	0.4%
Other Securities		207,619,527	3.4%
TOTAL DENMARK		297,087,231	5.0%

FINLAND — (5.6%)
Huhtamaki Oyj	765,266	35,531,377	0.6%
Kesko Oyj, Class B	421,805	29,857,017	0.5%
Metso Oyj	667,333	26,363,023	0.4%
Nokian Renkaat Oyj	883,124	25,400,303	0.4%
# Orion Oyj, Class B	748,676	34,672,406	0.6%
# Valmet Oyj	947,069	22,710,620	0.4%
Other Securities		182,216,388	3.1%
TOTAL FINLAND		356,751,134	6.0%

FRANCE — (10.7%)
Altran Technologies SA	1,693,540	26,983,283	0.5%
Elis SA	1,112,804	23,145,223	0.4%
Euronext NV	373,020	30,490,613	0.5%
Ingenico Group SA	410,246	44,625,854	0.8%
Rexel SA	2,301,645	30,613,455	0.5%
Rubis SCA	608,177	37,424,755	0.6%
Other Securities		480,594,016	8.1%
TOTAL FRANCE		673,877,199	11.4%

GERMANY — (15.5%)
# Bechtle AG	219,385	30,632,702	0.5%
CTS Eventim AG & Co. KGaA	442,453	27,760,979	0.5%
* Dialog Semiconductor P.L.C.	601,965	30,572,120	0.5%
Freenet AG	970,933	22,233,530	0.4%
# GEA Group AG	890,332	29,469,537	0.5%
Hugo Boss AG	488,688	23,654,506	0.4%
Lanxess AG	628,306	42,186,541	0.7%
Nemetschek SE	355,407	23,413,666	0.4%
OSRAM Licht AG	602,174	29,943,673	0.5%
Rheinmetall AG	335,274	38,443,183	0.7%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (Continued)
TAG Immobilien AG	1,004,621	$24,950,432	0.4%
TLG Immobilien AG	722,981	23,001,109	0.4%
Other Securities		634,216,828	10.6%
TOTAL GERMANY		980,478,806	16.5%

IRELAND — (0.6%)
Other Securities		38,693,640	0.7%

ISRAEL — (2.9%)
Other Securities		184,163,068	3.1%

ITALY — (9.8%)
#* Banco BPM SpA	11,213,677	25,522,063	0.4%
Hera SpA	6,212,281	27,210,016	0.5%
Italgas SpA	3,697,613	22,606,084	0.4%
#* Saipem SpA	4,752,726	23,244,218	0.4%
# Unione di Banche Italiane SpA	7,195,705	23,521,722	0.4%
Other Securities		499,801,101	8.4%
TOTAL ITALY		621,905,204	10.5%

NETHERLANDS — (6.7%)
Aalberts NV	723,006	32,540,937	0.6%
* Altice Europe NV	4,683,910	30,330,658	0.5%
ASM International NV	317,039	35,784,959	0.6%
ASR Nederland NV	738,879	27,689,844	0.5%
BE Semiconductor Industries NV	577,528	22,421,396	0.4%
IMCD NV	357,089	31,265,651	0.5%
SBM Offshore NV	1,334,375	24,930,141	0.4%
Signify NV	743,551	23,272,239	0.4%
#* Takeaway.com NV	233,901	21,620,937	0.4%
Other Securities		172,561,750	2.8%
TOTAL NETHERLANDS		422,418,512	7.1%

NORWAY — (2.5%)
Other Securities		156,392,115	2.6%

PORTUGAL — (1.0%)
Other Securities		62,191,594	1.1%

SPAIN — (6.2%)
Cellnex Telecom SA	666,257	28,739,399	0.5%
# Enagas SA	1,053,434	26,907,019	0.5%
Other Securities		334,067,347	5.6%
TOTAL SPAIN		389,713,765	6.6%

SWEDEN — (7.7%)
Other Securities		485,997,902	8.2%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (11.8%)
# Belimo Holding AG	3,005	$22,641,803	0.4%
Georg Fischer AG	30,391	30,817,226	0.5%
Helvetia Holding AG	216,663	30,603,441	0.5%
PSP Swiss Property AG	325,433	44,934,028	0.8%
VAT Group AG	199,273	33,618,705	0.6%
Other Securities		581,004,361	9.8%
TOTAL SWITZERLAND		743,619,564	12.6%

UNITED KINGDOM — (0.0%)
Other Security		685,632	0.0%
TOTAL COMMON STOCKS		5,865,042,499	99.0%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		37,289,417	0.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		334,072	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $4,862,298,531)		5,902,665,988

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	36,118,928	417,932,116	7.0%

TOTAL INVESTMENTS—(100.0%)
(Cost $5,280,179,896)		$6,320,598,104	106.6%
____________________

^	The cost for federal income tax purposes is $5,280,179,896.

The Continental Small Company Series
continued

Summary of the Series’ investments as of December 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments
	in Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$198,173,969	—	$198,173,969
Belgium	$10,691,067	242,202,097	—	252,893,164
Denmark	—	297,087,231	—	297,087,231
Finland	—	356,751,134	—	356,751,134
France	—	673,877,199	—	673,877,199
Germany	1,241,992	979,236,814	—	980,478,806
Ireland	—	38,693,640	—	38,693,640
Israel	566,272	183,596,796	—	184,163,068
Italy	2,705,578	619,199,626	—	621,905,204
Netherlands	—	422,418,512	—	422,418,512
Norway	—	156,392,115	—	156,392,115
Portugal	—	62,191,594	—	62,191,594
Spain	—	389,713,765	—	389,713,765
Sweden	—	485,997,902	—	485,997,902
Switzerland	—	743,619,564	—	743,619,564
United Kingdom	—	685,632	—	685,632
Preferred Stocks
Germany	—	37,289,417	—	37,289,417
Rights/Warrants
Norway	—	7,804	—	7,804
Spain	—	325,083	—	325,083
Sweden	—	1,185	—	1,185
Securities Lending Collateral	—	417,932,116	—	417,932,116
TOTAL	$15,204,909	$6,305,393,195	—	$6,320,598,104

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2019
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (86.5%)
COMMUNICATION SERVICES — (2.1%)
#	Cineplex, Inc.	388,838	$10,136,049	0.8%
	Other Securities		19,865,948	1.6%
TOTAL COMMUNICATION SERVICES			30,001,997	2.4%

CONSUMER DISCRETIONARY — (4.7%)
*	Great Canadian Gaming Corp.	412,684	13,678,271	1.1%
	Linamar Corp.	317,583	12,015,596	1.0%
	Other Securities		42,128,598	3.3%
TOTAL CONSUMER DISCRETIONARY			67,822,465	5.4%

CONSUMER STAPLES — (3.8%)
	Cott Corp.	96,682	1,322,610	0.1%
	Cott Corp.	902,170	12,324,898	1.0%
#	Premium Brands Holdings Corp.	180,719	12,658,889	1.0%
	Other Securities		28,069,206	2.2%
TOTAL CONSUMER STAPLES			54,375,603	4.3%

ENERGY — (14.7%)
#	ARC Resources, Ltd.	1,607,614	10,126,897	0.8%
	Crescent Point Energy Corp.	2,146,838	9,572,363	0.8%
	Enerplus Corp.	1,541,818	10,982,878	0.9%
#	Gibson Energy, Inc.	837,646	17,152,214	1.4%
*	Parex Resources, Inc.	1,002,298	18,640,404	1.5%
#	Whitecap Resources, Inc.	2,757,376	11,785,019	0.9%
	Other Securities		134,293,624	10.7%
TOTAL ENERGY			212,553,399	17.0%

FINANCIALS — (8.7%)
#	Canadian Western Bank	636,331	15,627,119	1.2%
	ECN Capital Corp.	2,426,362	8,950,194	0.7%
	Element Fleet Management Corp.	2,322,226	19,832,495	1.6%
#	Genworth MI Canada, Inc.	277,680	12,150,304	1.0%
#*	Home Capital Group, Inc.	528,870	13,423,861	1.1%
#	Laurentian Bank of Canada	315,090	10,780,832	0.9%
	Other Securities		44,465,648	3.5%
TOTAL FINANCIALS			125,230,453	10.0%

HEALTH CARE — (1.3%)
	Other Securities		19,019,766	1.5%

INDUSTRIALS — (9.9%)
#*	ATS Automation Tooling Systems, Inc.	544,399	8,984,229	0.7%
#	Morneau Shepell, Inc.	342,711	8,917,797	0.7%
#	Stantec, Inc.	615,390	17,392,332	1.4%
	TFI International, Inc.	543,589	18,322,660	1.5%
	Other Securities		88,601,989	7.0%
TOTAL INDUSTRIALS			142,219,007	11.3%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INFORMATION TECHNOLOGY — (3.5%)
*	Descartes Systems Group, Inc. (The)	259,820	$11,104,701	0.9%
	Enghouse Systems, Ltd.	251,614	9,335,615	0.8%
*	Kinaxis, Inc.	136,174	10,488,717	0.8%
	Other Securities		19,567,710	1.5%
TOTAL INFORMATION TECHNOLOGY			50,496,743	4.0%

MATERIALS — (28.4%)
*	Alacer Gold Corp.	2,162,988	11,493,294	0.9%
	Alamos Gold, Inc., Class A	2,897,498	17,471,338	1.4%
	B2Gold Corp.	5,115,388	20,523,793	1.6%
*	Centerra Gold, Inc.	1,661,044	13,213,651	1.1%
*	Detour Gold Corp.	1,259,316	24,380,428	2.0%
#*	Eldorado Gold Corp.	1,125,514	9,040,167	0.7%
#*	Endeavour Mining Corp.	495,656	9,363,084	0.8%
#*	First Majestic Silver Corp.	952,031	11,679,071	0.9%
*	IAMGOLD Corp.	3,307,246	12,352,349	1.0%
*	Ivanhoe Mines, Ltd., Class A	3,717,728	12,167,682	1.0%
	Osisko Gold Royalties, Ltd.	934,945	9,086,298	0.7%
	Pan American Silver Corp.	1,366,489	32,369,334	2.6%
#*	Pretium Resources, Inc.	293,903	3,271,140	0.3%
*	Pretium Resources, Inc.	782,788	8,710,706	0.7%
#*	Sandstorm Gold, Ltd.	1,253,777	9,355,896	0.8%
*	SSR Mining, Inc.	851,205	16,381,050	1.3%
	Stella-Jones, Inc.	325,502	9,404,979	0.8%
*	Torex Gold Resources, Inc.	623,504	9,852,760	0.8%
	West Fraser Timber Co., Ltd.	239,802	10,577,843	0.8%
	Yamana Gold, Inc.	6,776,574	26,823,450	2.1%
	Other Securities		131,895,730	10.4%
TOTAL MATERIALS			409,414,043	32.7%

REAL ESTATE — (3.8%)
	Colliers International Group, Inc.	221,419	17,238,813	1.4%
	FirstService Corp.	114,795	10,686,972	0.9%
	Other Securities		26,700,064	2.1%
TOTAL REAL ESTATE			54,625,849	4.4%

UTILITIES — (5.6%)
#	Boralex, Inc., Class A	481,967	9,078,521	0.7%
	Capital Power Corp.	714,120	18,912,315	1.5%
	Innergex Renewable Energy, Inc.	733,181	9,519,410	0.8%
#	Superior Plus Corp.	1,133,810	10,966,581	0.9%
	TransAlta Corp.	1,999,424	14,288,749	1.1%
#	TransAlta Renewables, Inc.	779,039	9,310,912	0.7%
	Other Securities		9,384,100	0.8%
TOTAL UTILITIES			81,460,588	6.5%
TOTAL COMMON STOCKS			1,247,219,913	99.5%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
Other Securities		$662,804	0.1%

TOTAL INVESTMENT SECURITIES
(Cost $1,329,313,708)		1,247,882,717

SECURITIES LENDING COLLATERAL — (13.5%)
@§ The DFA Short Term Investment Fund	16,820,638	194,631,604	15.5%

TOTAL INVESTMENTS — (100.0%)
(Cost $1,523,928,877)		$1,442,514,321	115.1%
____________________

^	The cost for federal income tax purposes is $1,523,928,877.

The Canadian Small Company Series
continued

Summary of the Series’ investments as of December 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$30,001,997	—	—	$30,001,997
Consumer Discretionary	65,136,886	$2,685,579	—	67,822,465
Consumer Staples	54,375,603	—	—	54,375,603
Energy	212,553,399	—	—	212,553,399
Financials	125,230,453	—	—	125,230,453
Health Care	19,019,766	—	—	19,019,766
Industrials	142,219,007	—	—	142,219,007
Information Technology	50,496,743	—	—	50,496,743
Materials	409,413,731	312	—	409,414,043
Real Estate	54,625,849	—	—	54,625,849
Utilities	81,460,588	—	—	81,460,588
Rights/Warrants
Energy	—	77	—	77
Materials	—	662,727	—	662,727
Securities Lending Collateral	—	194,631,604	—	194,631,604
TOTAL	$1,244,534,022	$197,980,299	—	$1,442,514,321

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (2.6%)
Other Securities		$100,852,769	2.7%

CONSUMER DISCRETIONARY — (18.0%)
Autobacs Seven Co., Ltd.	555,300	9,166,960	0.3%
# Fujitsu General, Ltd.	512,500	9,251,020	0.3%
Showa Corp.	399,000	8,336,955	0.2%
Other Securities		657,574,356	17.5%
TOTAL CONSUMER DISCRETIONARY		684,329,291	18.3%

CONSUMER STAPLES — (7.1%)
Milbon Co., Ltd.	170,552	9,341,344	0.3%
Morinaga Milk Industry Co., Ltd.	250,300	9,731,214	0.3%
Other Securities		250,052,565	6.6%
TOTAL CONSUMER STAPLES		269,125,123	7.2%

ENERGY — (1.3%)
Iwatani Corp.	294,300	10,205,404	0.3%
Other Securities		40,052,153	1.0%
TOTAL ENERGY		50,257,557	1.3%

FINANCIALS — (8.1%)
Fuyo General Lease Co., Ltd.	150,600	9,815,904	0.3%
Hokuhoku Financial Group, Inc.	923,400	9,032,551	0.2%
Jafco Co., Ltd.	241,100	9,056,167	0.2%
Other Securities		279,431,248	7.5%
TOTAL FINANCIALS		307,335,870	8.2%

HEALTH CARE — (4.5%)
Miraca Holdings, Inc.	472,500	11,152,044	0.3%
Other Securities		160,281,465	4.3%
TOTAL HEALTH CARE		171,433,509	4.6%

INDUSTRIALS — (29.7%)
Daiseki Co., Ltd.	305,263	8,867,639	0.2%
# DMG Mori Co., Ltd.	701,300	11,354,168	0.3%
Duskin Co., Ltd.	346,300	9,201,820	0.3%
Fujikura, Ltd.	1,953,600	9,064,834	0.3%
Glory, Ltd.	299,055	8,804,941	0.2%
Hanwa Co., Ltd.	285,000	8,303,047	0.2%
Hazama Ando Corp.	1,528,900	11,846,070	0.3%
Inaba Denki Sangyo Co., Ltd.	201,800	9,270,433	0.3%
Japan Steel Works, Ltd. (The)	421,200	8,875,711	0.2%
* Kawasaki Kisen Kaisha, Ltd.	632,300	9,408,578	0.3%
Kumagai Gumi Co., Ltd.	303,400	9,353,855	0.3%
Maeda Corp.	930,800	8,638,586	0.2%
Makino Milling Machine Co., Ltd.	177,900	8,845,037	0.2%
Meitec Corp.	216,400	11,280,995	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Mirait Holdings Corp.	586,235	$9,413,178	0.3%
Nichias Corp.	480,100	10,128,253	0.3%
Nikkon Holdings Co., Ltd.	385,300	9,365,788	0.3%
Nishimatsu Construction Co., Ltd.	398,600	8,299,205	0.2%
NTN Corp.	3,034,100	9,407,385	0.3%
Outsourcing, Inc.	822,100	8,849,066	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	10,529,135	0.3%
Shinmaywa Industries, Ltd.	707,200	8,712,038	0.2%
SMS Co., Ltd.	398,300	9,765,014	0.3%
Ushio, Inc.	973,200	14,544,315	0.4%
Other Securities		900,111,597	23.8%
TOTAL INDUSTRIALS		1,132,240,688	30.2%

INFORMATION TECHNOLOGY — (12.9%)
NSD Co., Ltd.	293,480	9,046,407	0.2%
Oki Electric Industry Co., Ltd.	699,800	9,391,632	0.3%
Tokyo Seimitsu Co., Ltd.	315,100	10,120,723	0.3%
Topcon Corp.	862,100	11,887,112	0.3%
Ulvac, Inc.	237,200	10,377,361	0.3%
Other Securities		438,718,873	11.7%
TOTAL INFORMATION TECHNOLOGY		489,542,108	13.1%

MATERIALS — (10.1%)
ADEKA Corp.	665,700	9,526,870	0.3%
Kureha Corp.	141,650	9,053,385	0.2%
Mitsui Mining & Smelting Co., Ltd.	484,900	13,551,811	0.4%
Nippon Light Metal Holdings Co., Ltd.	4,755,800	9,250,215	0.3%
Sumitomo Osaka Cement Co., Ltd.	238,699	10,419,680	0.3%
Toagosei Co., Ltd.	871,100	9,655,071	0.3%
Tokuyama Corp.	414,298	11,067,550	0.3%
Tokyo Ohka Kogyo Co., Ltd.	242,500	9,603,821	0.3%
Toyobo Co., Ltd.	715,200	9,667,381	0.3%
Other Securities		292,639,320	7.5%
TOTAL MATERIALS		384,435,104	10.2%

REAL ESTATE — (2.1%)
Kenedix, Inc.	1,600,900	8,713,937	0.2%
# Unizo Holdings Co., Ltd.	211,100	9,736,461	0.3%
Other Securities		61,699,038	1.6%
TOTAL REAL ESTATE		80,149,436	2.1%

UTILITIES — (1.2%)
Other Securities		45,413,941	1.2%
TOTAL COMMON STOCKS
(Cost $3,300,844,445)		3,715,115,396	99.1%

		Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	7,882,015	91,202,795	2.5%
TOTAL INVESTMENTS—(100.0%)
(Cost $3,392,036,762)		$3,806,318,191	101.6%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$100,852,769	—	$100,852,769
Consumer Discretionary	$2,914,557	681,414,734	—	684,329,291
Consumer Staples	—	269,125,123	—	269,125,123
Energy	—	50,257,557	—	50,257,557
Financials	—	307,335,870	—	307,335,870
Health Care	—	171,433,509	—	171,433,509
Industrials	—	1,132,240,688	—	1,132,240,688
Information Technology	—	489,542,108	—	489,542,108
Materials	—	384,435,104	—	384,435,104
Real Estate	—	80,149,436	—	80,149,436
Utilities	—	45,413,941	—	45,413,941
Securities Lending Collateral	—	91,202,795	—	91,202,795
TOTAL	$2,914,557	$3,803,403,634	—	$3,806,318,191

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.1%)
AUSTRALIA — (52.9%)
	ALS, Ltd.	1,937,440	$10,775,238	0.7%
	Altium, Ltd.	596,319	13,200,823	0.8%
	Ansell, Ltd.	897,943	17,075,979	1.0%
	Appen, Ltd.	556,409	8,359,545	0.5%
#	Bapcor, Ltd.	1,866,075	9,198,821	0.6%
	Breville Group, Ltd.	834,341	8,836,168	0.5%
	carsales.com, Ltd.	1,661,566	17,806,162	1.1%
	Cleanaway Waste Management, Ltd.	10,062,156	12,788,931	0.8%
#	Credit Corp. Group, Ltd.	553,754	11,961,519	0.7%
	CSR, Ltd.	3,957,955	11,313,522	0.7%
	GrainCorp, Ltd., Class A	1,833,496	9,136,956	0.6%
	Independence Group NL	3,324,011	14,557,711	0.9%
#	InvoCare, Ltd.	1,006,913	9,100,772	0.6%
#	IOOF Holdings, Ltd.	2,296,344	11,677,647	0.7%
	IRESS, Ltd.	1,095,248	9,618,441	0.6%
#	JB Hi-Fi, Ltd.	861,985	22,028,595	1.3%
*	Lynas Corp., Ltd.	5,145,389	8,809,881	0.5%
#	Metcash, Ltd.	7,553,452	14,683,218	0.9%
#	Mineral Resources, Ltd.	1,210,928	11,910,590	0.7%
#*	NEXTDC, Ltd.	1,959,517	8,659,622	0.5%
	nib holdings, Ltd.	3,390,280	16,388,762	1.0%
#	Nine Entertainment Co. Holdings, Ltd.	11,957,501	15,172,093	0.9%
#*	Nufarm, Ltd.	2,065,056	8,427,098	0.5%
	Orora, Ltd.	7,303,221	15,566,511	1.0%
	OZ Minerals, Ltd.	2,477,965	17,289,828	1.1%
	Pendal Group, Ltd.	1,938,181	9,569,992	0.6%
#	Perpetual, Ltd.	356,633	8,841,267	0.5%
	Premier Investments, Ltd.	829,371	10,991,808	0.7%
	Regis Resources, Ltd.	3,442,546	11,666,993	0.7%
*	Saracen Mineral Holdings, Ltd.	5,717,531	14,793,622	0.9%
	Sims Metal Management, Ltd.	1,382,214	8,895,865	0.5%
	Spark Infrastructure Group	9,526,664	13,285,174	0.8%
	St Barbara, Ltd.	5,006,626	9,658,812	0.6%
	Steadfast Group, Ltd.	5,956,128	14,750,048	0.9%
	Technology One, Ltd.	1,891,632	9,609,521	0.6%
*	Vocus Group, Ltd.	4,120,793	9,447,578	0.6%
	Other Securities		453,786,509	27.6%
TOTAL AUSTRALIA			889,641,622	54.2%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
CHINA — (0.1%)
Other Securities		$877,015	0.0%
HONG KONG — (24.2%)
Cafe de Coral Holdings, Ltd.	3,476,000	9,484,602	0.6%
HKBN, Ltd.	5,339,000	9,528,487	0.6%
# Luk Fook Holdings International, Ltd.	3,963,000	10,526,170	0.7%
# Man Wah Holdings, Ltd.	17,293,600	11,778,606	0.7%
VTech Holdings, Ltd.	1,359,100	11,916,338	0.7%
Other Securities		352,926,496	21.4%
TOTAL HONG KONG		406,160,699	24.7%

NEW ZEALAND — (6.3%)
Chorus, Ltd.	3,243,921	11,029,769	0.7%
Infratil, Ltd.	4,611,834	14,572,102	0.9%
Mainfreight, Ltd.	402,884	10,378,721	0.6%
SKYCITY Entertainment Group, Ltd.	4,793,322	12,008,879	0.7%
Other Securities		58,498,299	3.6%
TOTAL NEW ZEALAND		106,487,770	6.5%

SINGAPORE — (13.6%)
# Sembcorp Industries, Ltd.	6,073,600	10,196,907	0.6%
# Singapore Post, Ltd.	12,563,600	8,858,074	0.5%
# Singapore Press Holdings, Ltd.	6,521,000	10,612,235	0.7%
Venture Corp., Ltd.	1,125,100	13,050,734	0.8%
Yangzijiang Shipbuilding Holdings Ltd.	18,491,700	12,945,807	0.8%
Other Securities		172,482,497	10.5%
TOTAL SINGAPORE		228,146,254	13.9%
TOTAL COMMON STOCKS		1,631,313,360	99.3%

RIGHTS/WARRANTS — (0.0%)
Other Securities		2,976	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,736,491,472)		1,631,316,336

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	4,221,581	48,847,919	3.0%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,785,334,426)		$1,680,164,255	102.3%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$439,275	$889,202,347	—	$889,641,622
China	—	877,015	—	877,015
Hong Kong	460,908	405,699,791	—	406,160,699
New Zealand	—	106,487,770	—	106,487,770
Singapore	11,864	228,134,390	—	228,146,254
Rights/Warrants
Australia	—	2,976	—	2,976
Securities Lending Collateral	—	48,847,919	—	48,847,919
TOTAL	$912,047	$1,679,252,208	—	$1,680,164,255

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (4.7%)
Entertainment One, Ltd.	2,630,507	$18,997,490	0.8%
Inmarsat P.L.C.	2,400,987	17,128,455	0.8%
Other Securities		69,081,559	3.0%
TOTAL COMMUNICATION SERVICES		105,207,504	4.6%

CONSUMER DISCRETIONARY — (21.6%)
B&M European Value Retail SA	5,453,680	26,163,411	1.2%
Bellway P.L.C.	785,920	32,167,252	1.4%
* Boohoo Group P.L.C.	4,528,022	15,478,500	0.7%
Bovis Homes Group P.L.C.	1,284,142	19,457,559	0.9%
Greggs P.L.C.	734,900	16,903,572	0.7%
Inchcape P.L.C.	2,923,312	24,440,490	1.1%
JD Sports Fashion P.L.C.	1,736,308	17,271,954	0.8%
Merlin Entertainments P.L.C.	4,495,638	26,485,860	1.2%
Moneysupermarket.com Group P.L.C.	3,912,801	17,410,624	0.8%
SSP Group P.L.C.	3,025,801	24,951,150	1.1%
WH Smith P.L.C.	741,725	21,018,611	0.9%
Other Securities		245,393,384	10.6%
TOTAL CONSUMER DISCRETIONARY		487,142,367	21.4%

CONSUMER STAPLES — (5.2%)
Britvic P.L.C.	1,845,637	23,586,871	1.1%
Fevertree Drinks P.L.C.	631,057	15,205,992	0.7%
Tate & Lyle P.L.C.	3,470,820	30,273,503	1.3%
Other Securities		48,295,503	2.1%
TOTAL CONSUMER STAPLES		117,361,869	5.2%

ENERGY — (3.8%)
John Wood Group P.L.C.	3,647,826	16,016,209	0.7%
Tullow Oil P.L.C.	9,865,717	26,364,357	1.2%
Other Securities		43,225,104	1.9%
TOTAL ENERGY		85,605,670	3.8%

FINANCIALS — (13.6%)
Beazley P.L.C.	2,966,841	22,548,944	1.0%
Close Brothers Group P.L.C.	1,042,864	18,699,833	0.8%
IG Group Holdings P.L.C.	2,610,897	21,480,945	0.9%
Intermediate Capital Group P.L.C.	1,866,605	35,924,136	1.6%
Man Group P.L.C.	11,167,689	20,785,020	0.9%
Quilter P.L.C.	9,786,100	17,363,535	0.8%
TP ICAP P.L.C.	3,608,881	16,046,822	0.7%
Other Securities		154,748,420	6.8%
TOTAL FINANCIALS		307,597,655	13.5%

HEALTH CARE — (3.1%)
ConvaTec Group P.L.C.	7,978,950	20,384,000	0.9%
Other Securities		50,367,254	2.2%
TOTAL HEALTH CARE		70,751,254	3.1%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (28.7%)
Aggreko P.L.C.	1,647,699	$16,892,274	0.7%
Babcock International Group P.L.C.	3,197,831	22,967,450	1.0%
BBA Aviation P.L.C.	7,301,568	28,725,347	1.3%
Cobham P.L.C.	16,545,169	33,842,830	1.5%
Diploma P.L.C.	793,073	16,418,068	0.7%
G4S P.L.C.	9,906,519	26,568,687	1.2%
Grafton Group P.L.C.	1,638,906	16,595,963	0.7%
Hays P.L.C.	10,246,441	20,852,201	0.9%
HomeServe P.L.C.	1,762,201	26,469,025	1.2%
Howden Joinery Group P.L.C.	4,476,142	33,500,704	1.5%
IMI P.L.C.	1,911,037	24,851,430	1.1%
Meggitt P.L.C.	2,528,732	20,460,802	0.9%
National Express Group P.L.C.	3,061,395	17,712,519	0.8%
QinetiQ Group P.L.C.	3,964,771	16,162,957	0.7%
Rotork P.L.C.	5,871,491	22,929,186	1.0%
Travis Perkins P.L.C.	1,726,015	32,059,239	1.4%
Ultra Electronics Holdings P.L.C.	646,972	16,341,114	0.7%
Other Securities		253,872,435	11.1%
TOTAL INDUSTRIALS		647,222,231	28.4%

INFORMATION TECHNOLOGY — (6.5%)
Electrocomponents P.L.C.	3,231,445	28,511,406	1.3%
Spectris P.L.C.	827,935	25,667,336	1.1%
Other Securities		92,305,157	4.0%
TOTAL INFORMATION TECHNOLOGY		146,483,899	6.4%

MATERIALS — (5.5%)
Victrex P.L.C.	629,414	17,880,697	0.8%
Other Securities		106,253,523	4.6%
TOTAL MATERIALS		124,134,220	5.4%

REAL ESTATE — (4.4%)
Capital & Counties Properties P.L.C.	4,962,871	16,403,005	0.7%
IWG P.L.C.	4,354,218	21,689,498	1.0%
St. Modwen Properties P.L.C.	2,832,022	16,530,842	0.7%
Other Securities		43,243,787	1.9%
TOTAL REAL ESTATE		97,867,132	4.3%

UTILITIES — (2.1%)
Pennon Group P.L.C.	2,929,675	34,062,254	1.5%
Other Securities		12,972,658	0.6%
TOTAL UTILITIES		47,034,912	2.1%
TOTAL COMMON STOCKS		2,236,408,713	98.2%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
PREFERRED STOCKS — (0.0%)

CONSUMER STAPLES — (0.0%)
Other Security		$13,207	0.0%
TOTAL INVESTMENT SECURITIES
Cost $2,084,250,199)		2,236,421,920

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,625,922	18,813,540	0.8%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,103,060,882)		$2,255,235,460	99.0%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,207,504	—	$105,207,504
Consumer Discretionary	—	487,142,367	—	487,142,367
Consumer Staples	—	117,361,869	—	117,361,869
Energy	—	85,605,670	—	85,605,670
Financials	—	307,597,655	—	307,597,655
Health Care	—	70,751,254	—	70,751,254
Industrials	—	647,222,231	—	647,222,231
Information Technology	—	146,483,899	—	146,483,899
Materials	—	124,134,220	—	124,134,220
Real Estate	—	97,867,132	—	97,867,132
Utilities	—	47,034,912	—	47,034,912
Preferred Stocks
Consumer Staples	—	13,207	—	13,207
Securities Lending Collateral	—	18,813,540	—	18,813,540
TOTAL	—	$2,255,235,460	—	$2,255,235,460

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (91.0%)
AUSTRIA — (3.1%)
# ANDRITZ AG	510,397	$22,950,629	0.4%
Other Securities		167,851,812	3.0%
TOTAL AUSTRIA		190,802,441	3.4%

BELGIUM — (4.4%)
Ackermans & van Haaren NV	174,099	26,688,658	0.5%
* Galapagos NV	220,186	40,539,939	0.7%
Other Securities		201,242,099	3.6%
TOTAL BELGIUM		268,470,696	4.8%

DENMARK — (4.4%)
Royal Unibrew A.S.	364,385	29,893,850	0.5%
SimCorp A.S.	294,845	26,382,068	0.5%
Topdanmark A.S.	475,380	21,291,486	0.4%
Other Securities		191,284,392	3.4%
TOTAL DENMARK		268,851,796	4.8%

FINLAND — (5.7%)
Huhtamaki Oyj	768,251	35,574,237	0.6%
Kesko Oyj, Class B	421,805	28,104,043	0.5%
# Metso Oyj	667,333	25,263,083	0.4%
Nokian Renkaat Oyj	883,124	25,238,923	0.4%
# Orion Oyj, Class B	748,676	33,214,713	0.6%
Valmet Oyj	956,184	21,399,886	0.4%
Other Securities		175,351,457	3.2%
TOTAL FINLAND		344,146,342	6.1%

FRANCE — (10.6%)
Altran Technologies SA	1,693,540	26,925,558	0.5%
Elis SA	1,112,804	21,275,159	0.4%
Euronext NV	373,020	30,092,307	0.5%
Eutelsat Communications SA	1,279,751	24,276,769	0.4%
Ingenico Group SA	424,498	45,392,020	0.8%
Rexel SA	2,320,855	28,772,809	0.5%
Rubis SCA	608,177	35,266,736	0.6%
Other Securities		436,977,009	7.9%
TOTAL FRANCE		648,978,367	11.6%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (15.4%)
# Bechtle AG	225,300	$24,398,771	0.4%
CTS Eventim AG & Co. KGaA	442,453	26,797,580	0.5%
* Dialog Semiconductor P.L.C.	621,432	27,952,191	0.5%
Freenet AG	981,903	21,805,853	0.4%
# GEA Group AG	890,332	27,192,379	0.5%
Gerresheimer AG	262,222	21,146,921	0.4%
# K+S AG	1,567,865	22,263,660	0.4%
Lanxess AG	628,306	40,826,813	0.7%
# OSRAM Licht AG	602,174	26,956,108	0.5%
Rheinmetall AG	339,164	40,905,414	0.7%
TAG Immobilien AG	1,024,715	24,902,336	0.5%
TLG Immobilien AG	722,981	21,202,568	0.4%
Other Securities		613,715,934	10.8%
TOTAL GERMANY		940,066,528	16.7%

IRELAND — (0.5%)
Other Securities		32,095,239	0.6%

ISRAEL — (3.0%)
Other Securities		184,044,089	3.3%

ITALY — (9.7%)
#* Banco BPM SpA	12,626,497	28,742,468	0.5%
Hera SpA	6,455,969	27,655,462	0.5%
Italgas SpA	3,818,401	24,581,718	0.4%
#* Saipem SpA	5,057,693	22,957,059	0.4%
# Unione di Banche Italiane SpA	7,724,232	23,530,091	0.4%
Other Securities		462,560,883	8.3%
TOTAL ITALY		590,027,681	10.5%

NETHERLANDS — (6.4%)
Aalberts NV	728,381	29,352,137	0.5%
#* Altice Europe NV	4,683,910	26,800,426	0.5%
ASM International NV	331,781	33,450,744	0.6%
ASR Nederland NV	688,282	25,231,450	0.5%
BE Semiconductor Industries NV	589,568	21,856,942	0.4%
IMCD NV	357,303	27,899,685	0.5%
SBM Offshore NV	1,376,758	23,742,884	0.4%
Other Securities		200,756,381	3.5%
TOTAL NETHERLANDS		389,090,649	6.9%

NORWAY — (2.3%)
Other Securities		138,761,156	2.5%

PORTUGAL — (1.0%)
Other Securities		62,779,176	1.1%

SPAIN — (6.0%)
# Cellnex Telecom SA	684,045	29,515,742	0.5%
Enagas SA	945,913	23,406,228	0.4%
Other Securities		310,162,882	5.6%
TOTAL SPAIN		363,084,852	6.5%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (7.2%)
Other Securities		$441,605,487	7.9%

SWITZERLAND — (11.3%)
Cembra Money Bank AG	214,769	22,775,270	0.4%
# Georg Fischer AG	31,450	30,036,368	0.5%
Helvetia Holding AG	216,663	30,434,052	0.5%
PSP Swiss Property AG	325,433	43,075,928	0.8%
VAT Group AG	199,273	29,299,419	0.5%
Other Securities		534,051,612	9.6%
TOTAL SWITZERLAND		689,672,649	12.3%

UNITED KINGDOM — (0.0%)
Other Security		1,167,097	0.0%
TOTAL COMMON STOCKS		5,553,644,245	99.0%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Other Securities		33,843,637	0.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		873,861	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $4,988,017,993)		5,588,361,743

		Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§ The DFA Short Term Investment Fund	44,497,991	514,886,250	9.2%
TOTAL INVESTMENTS—(100.0%)
(Cost $5,502,845,113)		$6,103,247,993	108.8%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$190,802,441	—	$190,802,441
Belgium	$9,150,257	259,320,439	—	268,470,696
Denmark	—	268,851,796	—	268,851,796
Finland	—	344,146,342	—	344,146,342
France	—	648,978,367	—	648,978,367
Germany	1,207,475	938,859,053	—	940,066,528
Ireland	—	32,095,239	—	32,095,239
Israel	799,434	183,244,655	—	184,044,089
Italy	2,432,465	587,595,216	—	590,027,681
Netherlands	—	389,090,649	—	389,090,649
Norway	—	138,761,156	—	138,761,156
Portugal	—	62,779,176	—	62,779,176
Spain	—	363,084,852	—	363,084,852
Sweden	—	441,605,487	—	441,605,487
Switzerland	—	689,672,649	—	689,672,649
United Kingdom	—	1,167,097	—	1,167,097
Preferred Stocks
Germany	—	33,843,637	—	33,843,637
Rights/Warrants
Italy	—	379,240	—	379,240
Norway	—	16,603	—	16,603
Spain	—	477,143	—	477,143
Sweden	—	875	—	875
Securities Lending Collateral	—	514,886,250	—	514,886,250
TOTAL	$13,589,631	$6,089,658,362	—	$6,103,247,993
See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (86.3%)
COMMUNICATION SERVICES — (2.0%)
Cogeco Communications, Inc.	95,472	$8,252,591	0.7%
Other Securities		18,350,341	1.6%
TOTAL COMMUNICATION SERVICES		26,602,932	2.3%

CONSUMER DISCRETIONARY — (4.8%)
* Great Canadian Gaming Corp.	418,284	13,230,363	1.1%
Linamar Corp.	322,683	10,522,538	0.9%
Other Securities		39,534,125	3.5%
TOTAL CONSUMER DISCRETIONARY		63,287,026	5.5%

CONSUMER STAPLES — (4.0%)
Cott Corp.	96,682	1,242,364	0.1%
Cott Corp.	909,370	11,682,135	1.0%
# Premium Brands Holdings Corp.	186,219	12,284,997	1.1%
Other Securities		27,482,578	2.4%
TOTAL CONSUMER STAPLES		52,692,074	4.6%

ENERGY — (12.8%)
Crescent Point Energy Corp.	2,146,838	7,840,172	0.7%
# Enerplus Corp.	1,624,918	9,807,986	0.9%
Gibson Energy, Inc.	855,146	14,907,108	1.3%
* Parex Resources, Inc.	1,044,698	14,158,271	1.2%
# Whitecap Resources, Inc.	2,833,976	7,896,661	0.7%
Other Securities		115,545,912	10.0%
TOTAL ENERGY		170,156,110	14.8%

FINANCIALS — (9.2%)
# Canadian Western Bank	643,831	16,302,304	1.4%
ECN Capital Corp.	2,446,608	8,080,438	0.7%
Element Fleet Management Corp.	2,450,611	20,838,845	1.8%
# Genworth MI Canada, Inc.	281,680	11,377,554	1.0%
#* Home Capital Group, Inc.	541,770	11,151,306	1.0%
# Laurentian Bank of Canada	326,390	11,225,774	1.0%
Other Securities		42,556,392	3.7%
TOTAL FINANCIALS		121,532,613	10.6%

HEALTH CARE — (1.5%)
Other Securities		20,377,182	1.8%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INDUSTRIALS — (9.9%)
	Morneau Shepell, Inc.	346,211	$8,335,245	0.7%
#	Stantec, Inc.	625,036	13,334,987	1.2%
	TFI International, Inc.	556,989	17,748,712	1.6%
	Other Securities		91,974,002	8.0%
TOTAL INDUSTRIALS			131,392,946	11.5%

INFORMATION TECHNOLOGY — (3.5%)
*	Descartes Systems Group, Inc. (The)	333,561	12,979,273	1.1%
*	Kinaxis, Inc.	145,074	9,264,425	0.8%
	Other Securities		24,038,252	2.1%
TOTAL INFORMATION TECHNOLOGY			46,281,950	4.0%

MATERIALS — (28.6%)
*	Alacer Gold Corp.	2,184,997	10,816,324	0.9%
	Alamos Gold, Inc., Class A	2,957,288	16,098,817	1.4%
*	B2Gold Corp.	5,382,692	18,921,770	1.6%
*	Centerra Gold, Inc.	1,682,253	14,343,409	1.3%
*	Detour Gold Corp.	1,259,316	20,910,516	1.8%
#*	Eldorado Gold Corp.	1,158,414	9,753,860	0.9%
#*	Endeavour Mining Corp.	502,056	9,091,206	0.8%
#*	First Majestic Silver Corp.	977,531	10,449,958	0.9%
*	IAMGOLD Corp.	3,346,046	12,575,300	1.1%
*	Ivanhoe Mines, Ltd., Class A	3,744,528	9,296,642	0.8%
	OceanaGold Corp.	4,416,629	10,596,422	0.9%
	Osisko Gold Royalties, Ltd.	963,845	9,484,046	0.8%
	Pan American Silver Corp.	1,378,389	23,410,948	2.0%
*	Pretium Resources, Inc.	794,788	8,007,620	0.7%
#*	Sandstorm Gold, Ltd.	1,264,677	9,025,863	0.8%
*	SSR Mining, Inc.	859,605	12,713,617	1.1%
	Stella-Jones, Inc.	332,002	9,205,613	0.8%
*	Torex Gold Resources, Inc.	632,604	9,255,394	0.8%
	Yamana Gold, Inc.	6,883,874	25,139,651	2.2%
	Other Securities		130,973,674	11.5%
TOTAL MATERIALS			380,070,650	33.1%

REAL ESTATE — (4.1%)
	Colliers International Group, Inc.	224,919	15,070,307	1.3%
	FirstService Corp.	1,234	107,741	0.0%
	FirstService Corp.	153,669	13,412,640	1.2%
#	Tricon Capital Group, Inc.	1,029,132	8,329,320	0.7%
	Other Securities		17,246,869	1.5%
TOTAL REAL ESTATE			54,166,877	4.7%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
UTILITIES — (5.9%)
# Boralex, Inc., Class A	485,312	$8,032,649	0.7%
Capital Power Corp.	724,420	17,363,859	1.5%
Innergex Renewable Energy, Inc.	740,781	9,246,404	0.8%
Northland Power, Inc.	513,208	10,247,795	0.9%
# Superior Plus Corp.	1,170,310	10,564,867	0.9%
TransAlta Corp.	2,047,057	12,091,795	1.1%
# TransAlta Renewables, Inc.	779,039	8,387,194	0.7%
Other Securities		2,618,233	0.2%
TOTAL UTILITIES		78,552,796	6.8%

TOTAL COMMON STOCKS		1,145,113,156	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		525,727	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $1,363,796,012)		1,145,638,883

		Value†
SECURITIES LENDING COLLATERAL — (13.7%)
@§ The DFA Short Term Investment Fund	15,667,770	181,291,764	15.8%

TOTAL INVESTMENTS—(100.0%)
(Cost $1,545,068,154)		$1,326,930,647	115.5%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$26,602,932	—	—	$26,602,932
Consumer Discretionary	63,280,149	$6,877	—	63,287,026
Consumer Staples	52,692,074	—	—	52,692,074
Energy	169,654,103	502,007	—	170,156,110
Financials	121,532,613	—	—	121,532,613
Health Care	20,377,182	—	—	20,377,182
Industrials	131,392,946	—	—	131,392,946
Information Technology	46,281,950	—	—	46,281,950
Materials	380,070,161	489	—	380,070,650
Real Estate	54,166,877	—	—	54,166,877
Utilities	78,552,796	—	—	78,552,796
Rights/Warrants
Communication Services	—	50,475	—	50,475
Energy	—	76	—	76
Materials	—	475,176	—	475,176
Securities Lending Collateral	—	181,291,764	—	181,291,764
TOTAL	$1,144,603,783	$182,326,864	—	$1,326,930,647

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $180,095, $208,267, $21,162 $413,980 and $241,474 of securities on loan, respectively)	$3,796,078	$1,660,929	$2,368,005	$5,902,666	$1,247,883
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $88,281, $70,016, $22,717, $417,881 and $194,615)	88,289	70,021	22,719	417,932	194,632
Foreign Currencies at Value	1,399	14,549	3,018	3,390	2,315
Cash	4,330	41	7	10,513	33
Receivables:
Investment Securities Sold	6,229	8,832	19,549	801	88
Dividends and Interest	5,519	1,820	7,354	10,747	2,948
Securities Lending Income	502	395	49	1,029	249
Futures Margin Variation	—	25	—	—	—
Total Assets	3,902,346	1,756,612	2,420,701	6,347,078	1,448,148
LIABILITIES:
Payables:
Upon Return of Securities Loaned	88,320	70,007	22,720	417,927	194,611
Investment Securities Purchased	2,721	2,007	—	925	—
Due to Advisor	324	140	198	492	102
Accrued Expenses and Other Liabilities	360	177	178	507	96
Total Liabilities	91,725	72,331	23,096	419,851	194,809
NET ASSETS	$3,810,621	$1,684,281	$2,397,605	$5,927,227	$1,253,339
Investments at Cost	$3,241,037	$1,684,937	$1,976,036	$4,862,299	$1,329,314
Foreign Currencies at Cost	$1,391	$14,460	$2,968	$3,360	$2,296
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2019

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $191,793, $231,554, $17,450, $527,896 and $215,322 of securities on loan, respectively)	$3,715,115	$1,631,316	$2,236,422	$5,588,362	$1,145,639
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $91,192, $48,843, $18,811, $527,896 and $215,322)	91,203	48,848	18,814	514,886	181,292
Foreign Currencies at Value	2,283	6,498	6,006	10,125	741
Cash	4,341	—	312	3,377	810
Receivables:
Investment Securities Sold	2,309	2,994	31,768	4,167	899
Dividends and Interest	26,307	1,251	6,901	12,045	843
Securities Lending Income	580	409	50	1,327	232
Total Assets	3,842,138	1,691,316	2,300,273	6,134,289	1,330,456
LIABILITIES:
Payables:
Due to Custodian	—	2	—	—	—
Upon Return of Securities Loaned	91,233	48,834	18,814	514,881	181,271
Investment Securities Purchased	2,089	327	3,656	10,962	384
Due to Advisor	308	137	187	461	97
Line of Credit	—	10	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	14	—
Accrued Expenses and Other Liabilities	331	163	165	476	89
Total Liabilities	93,961	49,473	22,822	526,794	181,841
NET ASSETS	$3,748,177	$1,641,843	$2,084,250	$5,607,495	$1,148,615
Investments at Cost	$3,300,844	$1,736,491	$2,233,549	$4,988,018	$1,363,796
Foreign Currencies at Cost	$2,272	$6,486	$5,978	$10,108	$744
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2019

(Amounts in thousands)

	The	The Asia	The United	The	The
	Japanese	Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series#	Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,503, $912, $223, $21,820 and $4,102 respectively)	$76,667	$64,269	$78,292	$138,372	$23,553
Non Cash Income
Income from Securities Lending	9,223	6,043	460	15,048	4,211
Total Investment Income	85,890	70,312	78,752	153,420	27,764
Expenses
Investment Management Fees	3,519	1,659	2,223	5,366	1,118
Accounting & Transfer Agent Fees	174	100	121	253	71
Custodian Fees	478	267	127	798	76
Shareholders’ Reports	12	12	12	13	12
Directors'/Trustees' Fees & Expenses	22	10	12	32	6
Professional Fees	59	28	36	164	17
Other	100	54	63	164	28
Total Expenses	4,364	2,130	2,594	6,790	1,328
Fees Paid Indirectly (Note C)	(77)	(33)	(94)	(276)	(46)
Net Expenses	4,287	2,097	2,500	6,514	1,282
Net Investment Income (Loss)	81,603	68,215	76,252	146,906	26,482
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	63,546	28,597	45,398	271,616	(81,417)
Affiliated Investment Companies Shares Sold	—	3	2	7	(6)
Futures	—	(97)	—	—	—
Foreign Currency Transactions	893	(572)	(1,016)	(101)	172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,479	(10,141)	105,943	20,336	60,948
Affiliated Investment Companies Shares	10	4	1	46	16
Translation of Foreign Currency Denominated Amounts	9	16	552	63	6
Net Realized and Unrealized Gain (Loss)	66,937	17,810	150,880	291,967	(20,281)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$148,540	$86,025	$227,132	$438,873	$6,201
____________________

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$81,603	$80,378
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	63,546	229,342
Affiliated Investment Companies Shares Sold	—	(137)
Foreign Currency Transactions	893	(2,149)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,479	(628,895)
Affiliated Investment Companies Shares	10	71
Translation of Foreign Currency-Denominated Amounts	9	280
Net Increase (Decrease) in Net Assets Resulting from Operations	148,540	(321,110)
Transactions in Interest:
Contributions	105,276	364,251
Withdrawals	(339,736)	(198,093)
Net Increase (Decrease) from Transactions in Interest	(234,460)	166,158
Total Increase (Decrease) in Net Assets	(85,920)	(154,952)
Net Assets
Beginning of Year	3,834,097	3,989,049
End of Year	$3,748,177	$3,834,097
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series		Company Series
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2019	2018	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$68,215	$76,219	$76,252	$76,805	$146,906	$152,247	$26,482	$25,307
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	28,597	(55,523)	45,398	85,120	271,616	319,242	(81,417)	27,505
Affiliated Investment
Companies Shares Sold	3	(60)	2	(9)	7	(101)	(6)	(19)
Futures	(97)	(134)	—	—	—	161	—	—
Foreign Currency Transactions	(572)	(898)	(1,016)	(1,153)	(101)	(2,498)	172	120
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and
Foreign Currency	(10,141)	(175,750)	105,943	(373,044)	20,336	(1,131,028)	60,948	(185,376)
Affiliated Investment
Companies Shares	4	42	1	—	46	78	16	(3)
Translation of Foreign Currency-
Denominated Amounts	16	(7)	552	(181)	63	(371)	6	6
Net Increase (Decrease) in
Net Assets Resulting
from Operations	86,025	(156,111)	227,132	(212,462)	438,873	(662,270)	6,201	(132,460)
Transactions in Interest:
Contributions	84,771	199,024	92,887	120,516	223,410	480,253	99,460	136,490
Withdrawals	(259,324)	(128,247)	(231,393)	(49,141)	(477,048)	(146,782)	(103,857)	(47,441)
Net Increase (Decrease) from
Transactions in Interest	(174,553)	70,777	(138,506)	71,375	(253,638)	333,471	(4,397)	89,049
Total Increase (Decrease) in
Net Assets	(88,528)	(85,334)	88,626	(141,087)	185,235	(328,799)	1,804	(43,411)
Net Assets
Beginning of Year	1,730,371	1,815,705	2,188,825	2,329,912	5,422,260	5,751,059	1,146,811	1,190,222
End of Year	$1,641,843	$1,730,371	$2,277,451	$2,188,825	$5,607,495	$5,422,260	$1,148,615	$1,146,811
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015
Total Return	4.47%	(7.46%)	27.10%	14.53%	9.04%	5.27%	(8.14%)	16.21%	16.69%	(11.83%)
Net Assets, End of Year (thousands)	$3,748,177	$3,834,097	$3,989,049	$3,132,594	$2,631,688	$1,641,843	$1,730,371	$1,815,705	$1,555,736	$1,228,274
Ratio of Expenses to Average
Net Assets	0.12%	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.32%	1.90%	1.90%	1.99%	1.69%	4.11%	3.96%	3.82%	4.00%	4.17%
Portfolio Turnover Rate	12%	17%	13%	10%	6%	18%	18%	14%	10%	7%
____________________ See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015
Total Return	10.67%	(8.90%)	29.87%	(15.82%)	9.95%	8.43%	(10.78%)	34.27%	6.10%	9.81%
Net Assets, End of Year (thousands)	$2,277,451	$2,188,825	$2,329,912	$1,683,465	$2,084,113	$5,607,495	$5,422,260	$5,751,059	$4,147,925	$3,653,743
Ratio of Expenses to Average
Net Assets	0.11%	0.11%	0.12%	0.12%	0.11%	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.11%	0.12%	0.12%	0.11%	0.13%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	3.43%	3.23%	3.40%	4.36%	3.44%	2.74%	2.51%	2.33%	2.49%	2.44%
Portfolio Turnover Rate	18%	14%	9%	15%	10%	17%	15%	13%	9%	14%
____________________

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2019	2018	2017	2016	2015
Total Return	1.00%	(10.44%)	12.10%	20.77%	(25.00%)
Net Assets, End of Year (thousands)	$1,148,615	$1,146,811	$1,190,222	$933,264	$623,132
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.11%	2.14%	2.52%	2.73%
Portfolio Turnover Rate	12%	14%	22%	8%	18%
____________________

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core

Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$77
The Asia Pacific Small Company Series	33
The United Kingdom Small Company Series	94
The Continental Small Company Series	276
The Canadian Small Company Series	46

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amounts paid by the Trust to the CCO were $73 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$101
The Asia Pacific Small Company Series	51
The United Kingdom Small Company Series	66
The Continental Small Company Series	133
The Canadian Small Company Series	32

E. Purchases and Sales of Securities:

For the year ended October 31, 2019, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$413,924	$566,085
The Asia Pacific Small Company Series	303,278	331,966
The United Kingdom Small Company Series	414,490	399,311
The Continental Small Company Series	886,698	964,242
The Canadian Small Company Series	172,997	133,503

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows(amounts in thousands):

	Balance at 10/31/18	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2019	Shares as of October 31, 2019	Dividend Income	Capital Gain Distributions
The Japanese Small Company Series
The DFA Short Term Investment Fund	$218,283	$566,951	$694,041	$—	$10	$91,203	$7,882	$3,328	—
Total	$218,283	$566,951	$694,041	$—	$10	$91,203	$7,882	$3,328	—

The Asia Pacific Small Company
The DFA Short Term Investment Fund	$102,269	$215,000	$268,428	$3	$4	$48,848	$4,222	$2,167	—
Total	$102,269	$215,000	$268,428	$3	$4	$48,848	$4,222	$2,167	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$25,540	$222,126	$228,855	$2	$1	$18,814	$1,626	$729	—
Total	$25,540	$222,126	$228,855	$2	$1	$18,814	$1,626	$729	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$589,645	$1,524,995	$1,599,808	$7	$47	$514,886	$44,498	$11,828	—
Total	$589,645	$1,524,995	$1,599,808	$7	$47	$514,886	$44,498	$11,828	—

The Canadian Small Company
The DFA Short Term Investment Fund	$154,044	$912,955	$885,717	$(6)	$16	$181,292	$15,668	$3,714	—
Total	$154,044	$912,955	$885,717	$(6)	$16	$181,292	$15,668	$3,714	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$3,458,783	$730,459	$(382,924)	$347,535
The Asia Pacific Small Company Series	1,819,346	298,364	(437,545)	(139,181)
The United Kingdom Small Company Series	2,134,598	452,850	(332,212)	120,638
The Continental Small Company Series	5,549,045	1,377,133	(822,930)	554,203
The Canadian Small Company Series	1,567,974	205,101	(446,144)	(241,043)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) vote to exit the EU in June 2016. Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

Futures**
The Asia Pacific Small Company Series	$698

**	Average Notional Value of contracts

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

	Realized Gain (Loss)
	on Derivatives
		Equity
	Total	Contracts(1)
The Asia Pacific Small Company Series	$(97)	$(97)*

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
*	As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019 with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

For the year ended October 31, 2019, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	As of 10/31/2019
The Japanese Small Company Series	2.96%	$1,452	28	$3	$4,590	—
The Asia Pacific Small Company Series	2.84%	2,880	29	6	32,447	$10
The United Kingdom Small Company Series	3.01%	409	15	—	2,481	—
The Continental Small Company Series	2.70%	2,327	10	2	16,411	—
The Canadian Small Company Series	2.15%	333	4	—	443	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not utilize the interfund lending program during the year ended October 31, 2019.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Portfolio	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$77,611	$45,808	$2,930
The Asia Pacific Small Company Series	19,544	52,066	7,392
The United Kingdom Small Company Series	125	34,943	(47,534)
The Continental Small Company Series	48,163	30,355	5,452
The Canadian Small Company Series	28,285	3,871	12

J. Securities Lending:

As of October 31, 2019, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Market Value
The Japanese Small Company Series	$112,829
The Asia Pacific Small Company Series	197,335
The Continental Small Company Series	43,921
The Canadian Small Company Series	45,992

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series with securities on loan or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series with securities on loan could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the Money Market Series), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2019
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$91,233	—	—	—	$91,233
The Asia Pacific Small Company Series
Common Stocks	48,834	—	—	—	48,834
The United Kingdom Small Company Series
Common Stocks	18,814	—	—	—	18,814
The Continental Small Company Series
Common Stocks, Rights/Warrants	514,881	—	—	—	514,881
The Canadian Small Company Series
Common Stocks, Rights/Warrants	181,271	—	—	—	181,271

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	Since 1983	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	128 portfolios in 4 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	128 portfolios in 4 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	128 portfolios in 4 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-April 2018).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	Since 1981	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	128 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director	Since 2010	Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Davies Family Professor of Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).	128 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	Since 1981	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	128 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	128 portfolios in 4 investment companies	Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/ sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	128 portfolios in 4 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	128 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of
●all the DFA Entities (since 2001)
●DFA Australia Limited (since 2002)
●Dimensional Fund Advisors Ltd. (since 2002)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
Director, Vice President and Assistant Secretary (since 2003) of
●Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019
Vice President and Assistant Secretary of
●DFAIDG, DIG, DFAITC and DEM (since September 2019)
Vice President (since January 2018) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investment LLC
●DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer (since 2017) of
●all the DFA entities
Director (since 2017) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors Canada ULC
●Dimensional Japan Ltd.
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
●Dimensional Fund Advisors LP
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2017
Executive Vice President (since 2017) of
●all the DFA entities
Director and Vice President (since 2016) of
●Dimensional Japan Ltd.
 President and Director (since 2016) of
●Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
●DFA Australia Limited
Director (since 2016) of
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited
Vice President (since 2016) of
●Dimensional Fund Advisors Pte. Ltd.
Formerly, Vice President (2004 – 2017) of
●all the DFA Entities
Formerly, Vice President (2010 – 2016) of
●Dimensional Fund Advisors Canada ULC
Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
●Dimensional Fund Advisors LP

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004
Vice President and Global Chief Compliance Officer (since 2004) of
●all the DFA Entities
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.
Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of
●Dimensional Fund Advisors Canada ULC
Chief Compliance Officer of
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Japan Ltd. (since 2017)
Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014) for
●Dimensional SmartNest (US) LLC

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Vice President since 2015 and Chief Financial Officer and Treasurer since 2016
Vice President, Chief Financial Officer, and Treasurer (since 2016) of
●all the DFA Entities
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●Dimensional Hong Kong Limited
●Dimensional Cayman Commodity Fund I Ltd.
●Dimensional Fund Advisors Canada ULC
●Dimensional Fund Advisors Pte. Ltd.
●DFA Australia Limited
Director (since 2016) for
●Dimensional Funds plc
●Dimensional Funds II plc
Formerly, interim Chief Financial Officer and interim Treasurer (2016) of
●all the DFA Entities
●Dimensional Fund Advisors LP
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited
●Dimensional Cayman Commodity Fund I Ltd.
●Dimensional Fund Advisors Canada ULC
Formerly, Controller (2015 – 2016) of
●all the DFA Entities
●Dimensional Fund Advisors LP
Formerly, Vice President (2008 – 2015) of
●T. Rowe Price Group, Inc.
Formerly, Director of Investment Treasury and Treasurer (2008 – 2015) of
●the T. Rowe Price Funds

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of ●all the DFA Entities Vice President and Assistant Secretary (since 2010) of ●Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of ●all the DFA Entities Assistant Treasurer (since 2017) of ●the DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for ●Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President (since 2010) of ●all the DFA Entities ●Dimensional Cayman Commodity Fund I Ltd.

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001
President (since 2017) of
●the DFA Fund Complex
General Counsel (since 2001) of
●All the DFA Entities
Executive Vice President (since 2017) and Secretary (since 2000) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●DFA Securities LLC
●Dimensional Investment LLC
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.
Vice President and Secretary of
●Dimensional Fund Advisors Canada ULC (since 2003)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
●Dimensional Funds plc (since 2002)
●Dimensional Funds II plc (since 2006)
●Director of Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd. (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
Formerly, Vice President and Secretary (2010 – 2014) of
●Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
●the DFA Fund Complex
Formerly, Vice President of
●Dimensional Fund Advisors LP (1997 – 2017)
●Dimensional Holdings Inc. (2006 – 2017)
●DFA Securities LLC (1997 – 2017)
●Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of ●the DFA Fund Complex (since 2013) ●Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017
Vice President (since 2010) and Secretary (since 2017) of
●the DFA Fund Complex
Vice President (since 2010) and Assistant Secretary (since 2016) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●Dimensional Investment LLC
Vice President of
●DFA Securities LLC (since 2010)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Canada ULC (since 2016)

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017
Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●all the DFA Entities
●Dimensional Fund Advisors Canada ULC
Director, Chief Investment Officer and Vice President (since 2017) of
●DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
●Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Director of
●Dimensional Funds plc (since 2014)
●Dimensional Fund II plc (since 2014)
●Dimensional Holdings Inc. (since 2017)
Formerly, Co-Chief Investment Officer of
●Dimensional Japan Ltd. (2016 – 2017)
●DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
●all the DFA Entities
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
●Dimensional Fund Advisors Canada ULC
Formerly, Director (2017 – 2018) of
●Dimensional Fund Advisors Pte. Ltd.

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Distributor for the SA Funds:
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds objectives and policies, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)
SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.6%
Aerojet Rocketdyne Holdings, Inc. *	2,690	$122,825
Arconic, Inc.	8,728	268,561
Axon Enterprise, Inc. *	500	36,640
Boeing Co. (The)	12,878	4,195,137
BWX Technologies, Inc.	3,963	246,023
Curtiss-Wright Corp.	1,160	163,432
General Dynamics Corp.	5,924	1,044,697
HEICO Corp.	1,321	150,792
HEICO Corp., Class A	2,193	196,339
HEXCEL Corp.	2,560	187,674
Huntington Ingalls Industries, Inc.	1,299	325,893
L3Harris Technologies, Inc.	5,492	1,086,702
Lockheed Martin Corp.	8,754	3,408,633
Mercury Systems, Inc. *	613	42,365
Moog, Inc., Class A	977	83,367
Northrop Grumman Corp.	4,821	1,658,279
Raytheon Co.	8,584	1,886,248
Spirit Aerosystems Holdings, Inc., Class A	4,119	300,193
Teledyne Technologies, Inc. *	749	259,559
Textron, Inc.	4,852	216,399
TransDigm Group, Inc.	1,195	669,200
United Technologies Corp.	14,634	2,191,588
		18,740,546
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	5,050	394,910
Expeditors International of Washington, Inc.	5,423	423,102
FedEx Corp.	6,437	973,339
United Parcel Service, Inc., Class B	25,317	2,963,608
XPO Logistics, Inc. *@	2,858	227,783
		4,982,742
Airlines — 0.5%
Alaska Air Group, Inc.	3,201	216,868
American Airlines Group, Inc.	11,010	315,767
Copa Holdings SA, Class A	741	80,087
Delta Air Lines, Inc.	17,510	1,023,985
JetBlue Airways Corp. *	6,352	118,909
Skywest, Inc.	1,469	94,942
Southwest Airlines Co.	14,637	790,105
Spirit Airlines, Inc. *	2,600	104,806
United Continental Holdings, Inc. *	6,959	613,018
		3,358,487
Auto Components — 0.2%
Aptiv PLC	7,686	729,939
Autoliv, Inc.	2,200	185,702
BorgWarner, Inc.	5,449	236,378
Gentex Corp.	6,416	185,936
Goodyear Tire & Rubber Co. (The)	7,653	119,042
Lear Corp. @	1,420	194,824
		1,651,821
Automobiles — 0.5%
Ford Motor Co.	95,191	885,276
General Motors Co.	38,721	1,417,188
Harley-Davidson, Inc.	4,619	171,781
Tesla, Inc. *	1,590	665,145
Thor Industries, Inc. @	1,179	87,588
		3,226,978
Beverages — 2.3%
Boston Beer Co., Inc. (The), Class A *@	261	98,619
Brown-Forman Corp., Class A	1,902	119,389
Brown-Forman Corp., Class B	11,475	775,710
Coca-Cola Co. (The)	122,545	6,782,866
Coca-Cola Consolidated, Inc.	97	27,553
Constellation Brands, Inc., Class A	2,870	544,583
Keurig Dr Pepper, Inc. @	3,375	97,706
Molson Coors Brewing Co., Class B	1,400	75,460
Monster Beverage Corp. *	9,970	633,593
PepsiCo, Inc.	50,535	6,906,618
		16,062,097
Biotechnology — 2.1%
AbbVie, Inc.	35,619	3,153,706
ACADIA Pharmaceuticals, Inc. *	971	41,539
Alexion Pharmaceuticals, Inc. *	2,224	240,526
Alkermes PLC *	1,579	32,212
Alnylam Pharmaceuticals, Inc. *	1,281	147,533
Amgen, Inc.	22,372	5,393,218
Biogen, Inc. *	5,514	1,636,169
BioMarin Pharmaceutical, Inc. *	1,433	121,160
Bluebird Bio, Inc. *@	593	52,036
Blueprint Medicines Corp. *	517	41,417
Exact Sciences Corp. *	1,754	162,210
Exelixis, Inc. *	8,017	141,259
FibroGen, Inc. *	1,047	44,906
Gilead Sciences, Inc.	31,756	2,063,505
Global Blood Therapeutics, Inc. *	871	69,236
Incyte Corp. *	1,173	102,426
Ionis Pharmaceuticals, Inc. *	1,498	90,494
Neurocrine Biosciences, Inc. *	1,024	110,070
Regeneron Pharmaceuticals, Inc. *	1,450	544,446
Sage Therapeutics, Inc. *@	386	27,865
Sarepta Therapeutics, Inc. *@	770	99,361
Seattle Genetics, Inc. *	1,165	133,113
United Therapeutics Corp. *	1,397	123,048
Vertex Pharmaceuticals, Inc. *	2,363	517,379
		15,088,834
Building Products — 0.3%
A.O. Smith Corp.	3,947	188,035
AAON, Inc.	600	29,646
Allegion PLC	3,463	431,282
Armstrong World Industries, Inc.	1,690	158,809
Fortune Brands Home & Security, Inc.	3,352	219,020
Johnson Controls International PLC	10,147	413,084
Lennox International, Inc.	835	203,715
Masco Corp.	7,363	353,350
Owens Corning	2,802	182,466
Simpson Manufacturing Co., Inc.	1,080	86,649
Trex Co., Inc. *@	2,000	179,760
		2,445,816
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	1,196	101,349
Ameriprise Financial, Inc.	4,010	667,986
Ares Management Corp., Class A	2,300	82,087
Bank of New York Mellon Corp. (The)	8,449	425,238
BGC Partners, Inc., Class A	8,437	50,116
BlackRock, Inc.	1,671	840,012
Blackstone Group, Inc. (The), Class A	5,482	306,663
CBOE Holdings, Inc.	2,123	254,760
Charles Schwab Corp. (The)	26,568	1,263,574
CME Group, Inc.	3,716	745,876
Cohen & Steers, Inc.	785	49,267
E*Trade Financial Corp.	5,476	248,446
Eaton Vance Corp.	3,368	157,252
Evercore, Inc., Class A	1,680	125,597
FactSet Research Systems, Inc. @	1,387	372,132

The accompanying notes are an integral part of these financial statements.
1

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Federated Investors, Inc., Class B	3,536	$115,238
Franklin Resources, Inc.	4,676	121,483
Goldman Sachs Group, Inc. (The)	3,838	882,471
Hamilton Lane, Inc. Class A	723	43,091
Houlihan Lokey, Inc.	1,466	71,643
Interactive Brokers Group, Inc., Class A @	2,083	97,109
Intercontinental Exchange, Inc.	7,466	690,978
Invesco Ltd.	7,462	134,167
Janus Henderson Group PLC	3,343	81,736
Lazard Ltd., Class A	3,196	127,712
Legg Mason, Inc.	1,900	68,229
LPL Financial Holdings, Inc.	3,218	296,861
MarketAxess Holdings, Inc.	992	376,077
Moody's Corp.	5,423	1,287,474
Morgan Stanley	21,933	1,121,215
Morningstar, Inc.	700	105,917
MSCI, Inc., Class A	2,174	561,283
Nasdaq, Inc.	2,219	237,655
Northern Trust Corp.	3,808	404,562
Raymond James Financial, Inc.	2,130	190,550
S&P Global, Inc.	8,962	2,447,074
SEI Investments Co.	3,532	231,275
State Street Corp.	3,828	302,795
Stifel Financial Corp.	1,686	102,256
T. Rowe Price Group, Inc.	5,629	685,837
TD Ameritrade Holding Corp.	6,510	323,547
		16,798,590
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,849	904,476
Albemarle Corp. @	1,733	126,578
Ashland Global Holdings, Inc.	670	51,275
Axalta Coating Systems Ltd. *	6,803	206,811
Balchem Corp.	893	90,756
Celanese Corp., Series A	3,863	475,613
CF Industries Holdings, Inc.	4,724	225,524
Corteva, Inc. *	6,894	203,787
Dow, Inc. *	11,749	643,023
DuPont de Nemours, Inc.	6,894	442,595
Eastman Chemical Co.	3,324	263,460
Ecolab, Inc.	6,249	1,205,994
FMC Corp.	2,554	254,940
Huntsman Corp.	5,594	135,151
Ingevity Corp. *	1,630	142,429
International Flavors & Fragrances, Inc. @	1,158	149,405
Linde PLC	5,114	1,088,771
LyondellBasell Industries NV, Class A	8,725	824,338
Mosaic Co. (The)	4,472	96,774
NewMarket Corp.	353	171,742
Olin Corp.	3,768	64,998
PPG Industries, Inc.	7,225	964,465
Quaker Chemical Corp. @	100	16,452
RPM International, Inc.	4,015	308,191
Scotts Miracle-Gro Co. (The)	1,264	134,212
Sensient Technologies Corp.	1,000	66,090
Sherwin Williams Co. (The)	2,581	1,506,117
Valvoline, Inc.	6,062	129,787
W.R. Grace & Co.	2,716	189,713
Westlake Chemical Corp.	1,143	80,181
		11,163,648
Commercial Banks — 3.8%
Ameris Bancorp	300	12,762
Associated Banc-Corp.	2,802	61,756
Atlantic Union Bankshares Corp.	723	27,149
BancorpSouth Bank	2,260	70,987
Bank of America Corp.	103,861	3,657,984
Bank of Hawaii Corp.	900	85,644
Bank OZK	3,146	95,969
BankUnited, Inc.	2,500	91,400
BOK Financial Corp.	536	46,846
Cathay General Bancorp	2,395	91,130
CenterState Bank Corp.	2,400	59,952
CIT Group, Inc.	2,584	117,908
Citigroup, Inc.	21,608	1,726,263
Citizens Financial Group, Inc.	4,226	171,618
Columbia Banking System, Inc.	2,122	86,334
Comerica, Inc.	2,162	155,123
Commerce Bancshares, Inc. @	2,060	139,956
Community Bank System, Inc.	1,414	100,309
Cullen/Frost Bankers, Inc.	998	97,584
CVB Financial Corp.	2,712	58,525
East West Bancorp, Inc.	3,283	159,882
Fifth Third Bancorp	9,854	302,912
First Citizens Bancshares, Inc., Class A	212	112,829
First Financial Bankshares, Inc. @	3,094	108,599
First Hawaiian, Inc.	2,089	60,268
First Horizon National Corp.	6,040	100,022
First Interstate Bancsystem, Inc., Class A	976	40,914
First Republic Bank	1,536	180,403
FNB Corp.	6,315	80,200
Fulton Financial Corp.	5,467	95,290
Glacier Bancorp, Inc.	1,416	65,122
Hancock Whiteny Corp.	2,048	89,866
Hilltop Holdings, Inc.	2,327	58,012
Home Bancshares, Inc.	2,811	55,264
Huntington Bancshares, Inc.	17,719	267,203
Iberiabank Corp.	966	72,286
Independent Bank Corp.	523	43,540
Investors Bancorp, Inc.	5,282	62,935
JPMorgan Chase & Co.	56,659	7,898,265
KeyCorp	12,191	246,746
M&T Bank Corp.	2,341	397,385
Old National Bancorp	2,800	51,212
PacWest Bancorp	1,422	54,420
People's United Financial, Inc.	6,502	109,884
Pinnacle Financial Partners, Inc.	1,595	102,080
PNC Financial Services Group, Inc. (The)	4,208	671,723
Popular, Inc.	2,182	128,192
Prosperity Bancshares, Inc.	1,226	88,137
Regions Financial Corp.	8,968	153,891
Signature Bank	645	88,113
South State Corp.	799	69,313
Sterling Bancorp	4,073	85,859
SVB Financial Group *	1,071	268,864
Synovus Financial Corp.	3,294	129,125
TCF Financial Corp.	3,233	151,304
Texas Capital Bancshares, Inc. *	1,332	75,618
Truist Financial Corp.	14,505	816,922
UMB Financial Corp.	900	61,776
Umpqua Holdings Corp.	4,700	83,190
United Bankshares, Inc.	2,162	83,583
US Bancorp	27,512	1,631,186

The accompanying notes are an integral part of these financial statements.
2

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Valley National Bancorp	5,707	$65,345
Webster Financial Corp.	1,771	94,501
Wells Fargo & Co.	72,581	3,904,858
Western Alliance Bancorp	2,242	127,794
Wintrust Financial Corp.	1,447	102,592
Zions Bancorp NA	4,331	224,866
		26,877,490
Commercial Services & Supplies — 0.7%
Brady Corp., Class A	700	40,082
Brink's Co. (The)	1,830	165,944
Cimpress PLC *@	1,180	148,409
Cintas Corp.	2,711	729,476
Clean Harbors, Inc. *	1,735	148,776
Copart, Inc. *	6,410	582,925
Iaa, Inc. *	3,452	162,451
KAR Auction Services, Inc. @	3,266	71,166
MSA Safety, Inc.	764	96,539
Republic Services, Inc.	5,945	532,850
Rollins, Inc.	5,072	168,188
Stericycle, Inc. *@	1,544	98,523
Tetra Tech, Inc.	1,092	94,087
UniFirst Corp.	477	96,345
Waste Management, Inc.	15,620	1,780,055
		4,915,816
Communications Equipment — 1.1%
Arista Networks, Inc. *	571	116,141
Ciena Corp. *	2,569	109,671
Cisco Systems, Inc.	122,164	5,858,986
EchoStar Corp., Class A *	1,040	45,042
F5 Networks, Inc. *	1,495	208,777
Juniper Networks, Inc.	3,011	74,161
Lumentum Holdings, Inc. *	1,528	121,170
Motorola Solutions, Inc.	4,257	685,973
Ubiquiti, Inc. @	593	112,065
Viasat, Inc. *	1,131	82,784
Viavi Solutions, Inc. *	5,100	76,500
		7,491,270
Computers & Peripherals — 4.6%
Apple, Inc.	99,457	29,205,548
Dell Technologies, Inc., Class C *	3,966	203,813
Hewlett Packard Enterprise Co.	23,303	369,586
HP, Inc.	35,523	729,998
NCR Corp. *	4,927	173,233
NetApp, Inc.	7,606	473,473
Pure Storage, Inc., Class A *	3,981	68,115
Seagate Technology PLC	10,030	596,785
Western Digital Corp.	4,286	272,032
Xerox Holdings Corp. *	4,155	153,195
		32,245,778
Construction & Engineering — 0.1%
AECOM *	2,700	116,451
EMCOR Group, Inc.	1,700	146,710
Jacobs Engineering Group, Inc.	1,857	166,814
MasTec, Inc. *	2,200	141,152
Quanta Services, Inc.	3,524	143,462
Valmont Industries, Inc.	432	64,705
		779,294
Construction Materials — 0.1%
Eagle Materials, Inc.	880	79,781
Martin Marietta Materials, Inc.	1,092	305,367
Vulcan Materials Co.	2,310	332,617
		717,765
Consumer Finance — 0.8%
Ally Financial, Inc.	7,957	243,166
American Express Co.	20,941	2,606,945
Capital One Financial Corp.	8,641	889,245
Credit Acceptance Corp. *@	294	130,045
Discover Financial Services	7,681	651,503
FirstCash, Inc.	1,400	112,882
Navient Corp.	4,553	62,285
OneMain Holdings, Inc.	2,157	90,918
Santander Consumer USA Holdings, Inc.	3,992	93,293
SLM Corp.	9,696	86,391
Synchrony Financial	14,918	537,197
		5,503,870
Containers & Packaging — 0.5%
Amcor PLC *	12,061	130,741
AptarGroup, Inc.	1,821	210,544
Avery Dennison Corp.	3,141	410,906
Ball Corp.	7,723	499,446
Berry Plastics Group, Inc. *	4,752	225,673
Crown Holdings, Inc. *	5,401	391,789
Graphic Packaging Holding Co.	9,342	155,544
International Paper Co.	11,961	550,804
Packaging Corp. of America	3,112	348,513
Sealed Air Corp.	4,059	161,670
Silgan Holdings, Inc.	3,389	105,330
Sonoco Products Co.	2,906	179,358
WestRock Co.	3,963	170,052
		3,540,370
Distributors — 0.1%
Genuine Parts Co.	3,610	383,490
LKQ Corp. *	6,545	233,657
Pool Corp.	1,468	311,774
		928,921
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	1,422	213,712
Chegg, Inc. *	1,910	72,408
Frontdoor, Inc. *	1,191	56,477
Graham Holdings Co., Class B	100	63,899
Grand Canyon Education, Inc. *	834	79,889
H&R Block, Inc. @	5,446	127,872
Laureate Education, Inc. Class A *	240	4,227
Service Corp. International	5,267	242,440
ServiceMaster Global Holdings, Inc. *	3,309	127,926
		988,850
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	22,583	5,115,050
Cannae Holdings, Inc. *	574	21,347
Jefferies Financial Group, Inc.	2,673	57,122
Voya Financial, Inc.	2,076	126,594
		5,320,113
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	175,947	6,876,009
CenturyLink, Inc.	21,894	289,220
Cogent Communications Holdings, Inc.	1,228	80,815
GCI Liberty, Inc., Class A *	1,244	88,137
Iridium Communications, Inc. *	3,043	74,980
Verizon Communications, Inc.	149,421	9,174,449
Zayo Group Holdings, Inc. *	7,662	265,488
		16,849,098

The accompanying notes are an integral part of these financial statements.
3

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities — 1.9%
Allete, Inc.	1,153	$93,589
Alliant Energy Corp.	5,592	305,994
American Electric Power Co., Inc.	11,151	1,053,881
Avangrid, Inc.	1,433	73,312
Duke Energy Corp.	16,577	1,511,988
Edison International	8,634	651,090
El Paso Electric Co.	1,200	81,468
Entergy Corp.	4,510	540,298
Evergy, Inc.	4,970	323,497
Eversource Energy	7,165	609,527
Exelon Corp.	23,906	1,089,875
FirstEnergy Corp.	12,570	610,902
Hawaiian Electric Industries, Inc.	2,245	105,201
IDACORP, Inc.	1,054	112,567
MGE Energy, Inc.	1,340	105,619
NextEra Energy, Inc.	10,877	2,633,974
OGE Energy Corp.	3,314	147,374
Pinnacle West Capital Corp.	2,769	249,016
PNM Resources, Inc.	2,600	131,846
Portland General Electric Co.	2,100	117,159
PPL Corp.	17,675	634,179
Southern Co. (The)	25,224	1,606,769
Xcel Energy, Inc.	11,715	743,785
		13,532,910
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	138,000
AMETEK, Inc.	5,356	534,207
Eaton Corp. PLC	7,736	732,754
Emerson Electric Co.	10,326	787,461
EnerSys	1,200	89,796
Generac Holdings, Inc. *	2,200	221,298
GrafTech International Ltd. @	2,123	24,669
Hubbell, Inc.	1,588	234,738
nVent Electric PLC	3,472	88,814
Regal Beloit Corp.	967	82,785
Rockwell Automation, Inc.	4,141	839,257
Sensata Technologies Holding PLC *	3,883	209,177
		3,982,956
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	9,208	996,582
Arrow Electronics, Inc. *	1,783	151,091
Avnet, Inc.	1,880	79,787
CDW Corp.	5,466	780,763
Cognex Corp.	2,453	137,466
Coherent, Inc. *	580	96,483
Corning, Inc.	15,028	437,465
Dolby Laboratories, Inc., Class A	938	64,534
Flex Ltd. *	15,083	190,347
FLIR Systems, Inc.	3,073	160,011
IPG Photonics Corp. *	990	143,471
Jabil, Inc.	5,400	223,182
Keysight Technologies, Inc. *	3,985	408,981
Littelfuse, Inc.	580	110,954
National Instruments Corp.	1,675	70,920
Novanta, Inc. *	1,061	93,835
SYNNEX Corp.	1,139	146,703
TE Connectivity Ltd.	8,176	783,588
Tech Data Corp. *	763	109,567
Trimble, Inc. *	3,146	131,157
Zebra Technologies Corp., Class A *	1,624	414,835
		5,731,722
Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	5,800	148,654
Halliburton Co.	12,311	301,250
Helmerich & Payne, Inc.	1,381	62,739
National Oilwell Varco, Inc.	4,552	114,028
Schlumberger Ltd.	13,582	545,996
TechnipFMC PLC	5,163	110,695
Transocean Ltd. *@	8,229	56,615
		1,339,977
Entertainment — 1.2%
Activision Blizzard, Inc.	12,571	746,969
Cinemark Holdings, Inc. @	3,424	115,902
Electronic Arts, Inc. *	5,572	599,046
Liberty Media Corp-Liberty Formula One, Class A *	315	13,791
Liberty Media Corp-Liberty Formula One, Class C *	3,134	144,054
Live Nation Entertainment, Inc. *	3,717	265,654
Madison Square Garden Co. (The), Class A *	314	92,376
Netflix, Inc. *	8,167	2,642,596
Take-Two Interactive Software, Inc. *	1,964	240,452
Walt Disney Co. (The)	21,765	3,147,872
World Wrestling Entertainment, Inc., Class A @	1,295	84,007
Zynga, Inc., Class A *	18,104	110,796
		8,203,515
Food & Staples Retailing — 1.7%
BJ's Wholesale Club Holdings, Inc. *@	2,341	53,234
Casey's General Stores, Inc.	986	156,764
Costco Wholesale Corp.	13,301	3,909,430
Kroger Co. (The)	25,414	736,752
Performance Food Group Co. *	2,733	140,695
Sysco Corp.	17,731	1,516,710
US Foods Holding Corp. *	5,611	235,045
Walgreens Boots Alliance, Inc.	17,494	1,031,446
Walmart, Inc.	37,347	4,438,317
		12,218,393
Food Products — 1.0%
Archer-Daniels-Midland Co.	5,638	261,321
Bunge Ltd.	2,539	146,119
Campbell Soup Co.	6,657	328,989
Conagra Brands, Inc.	5,086	174,145
Darling Ingredients, Inc. *	4,810	135,065
Flowers Foods, Inc.	3,652	79,394
General Mills, Inc.	15,879	850,479
Hershey Co. (The)	5,359	787,666
Hormel Foods Corp. @	6,202	279,772
Ingredion, Inc.	1,990	184,971
J&J Snack Foods Corp.	160	29,483
J.M. Smucker Co. (The)	1,655	172,335
Kellogg Co.	7,817	540,624
Kraft Heinz Co. (The)	6,163	198,017
Lamb Weston Holdings, Inc.	4,433	381,371
Lancaster Colony Corp.	722	115,592
McCormick & Co., Inc.	3,337	566,389
Mondelez International, Inc., Class A	16,383	902,376
Pilgrim's Pride Corp. *	1,700	55,616

The accompanying notes are an integral part of these financial statements.
4

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Post Holdings, Inc. *	1,937	$211,327
Sanderson Farms, Inc.	405	71,369
TreeHouse Foods, Inc. *	916	44,426
Tyson Foods, Inc., Class A	7,468	679,887
		7,196,733
Gas Utilities — 0.2%
Atmos Energy Corp.	2,360	263,989
National Fuel Gas Co.	2,513	116,955
New Jersey Resources Corp.	2,300	102,511
ONE Gas, Inc.	1,574	147,279
South Jersey Industries, Inc. @	1,600	52,768
Southwest Gas Corp.	1,343	102,028
Spire, Inc.	1,429	119,050
UGI Corp.	5,299	239,303
		1,143,883
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	25,889	2,248,719
ABIOMED, Inc. *	957	163,255
Align Technology, Inc. *	2,300	641,792
Baxter International, Inc.	9,285	776,412
Becton Dickinson & Co.	3,312	900,765
Boston Scientific Corp. *	24,678	1,115,939
Cantel Medical Corp. @	1,074	76,147
CONMED Corp.	586	65,532
Cooper Companies, Inc. (The)	939	301,691
Danaher Corp.	6,437	987,951
Dentsply Sirona, Inc.	2,313	130,893
DexCom, Inc. *	783	171,273
Edwards Lifesciences Corp. *	3,752	875,304
Envista Holdings Corp. *	2,804	83,116
Globus Medical, Inc., Class A *	1,500	88,320
Haemonetics Corp. *	1,000	114,900
Hill-Rom Holdings, Inc.	1,695	192,433
Hologic, Inc. *	6,492	338,947
ICU Medical, Inc. *	148	27,694
Idexx Laboratories, Inc. *	2,754	719,152
Insulet Corp. *	901	154,251
Integra LifeSciences Holdings Corp. *	1,168	68,071
Intuitive Surgical, Inc. *	1,828	1,080,622
LivaNova PLC *	1,115	84,104
Masimo Corp. *	934	147,628
Medtronic PLC	16,142	1,831,310
Neogen Corp. *	417	27,213
Novocure Ltd. *	596	50,225
NuVasive, Inc. *	1,369	105,878
Penumbra, Inc. *@	389	63,901
ResMed, Inc.	4,096	634,757
STERIS PLC	1,118	170,406
Stryker Corp.	6,278	1,318,003
Teleflex, Inc.	364	137,024
Varian Medical Systems, Inc. *	2,401	340,966
West Pharmaceutical Services, Inc.	1,311	197,083
Wright Medical Group NV *	1,712	52,182
Zimmer Biomet Holdings, Inc.	2,095	313,580
		16,797,439
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *@	2,540	84,379
Amedisys, Inc. *	980	163,582
AmerisourceBergen Corp.	4,597	390,837
AMN Healthcare Services, Inc. *	1,226	76,392
Anthem, Inc.	4,651	1,404,741
Cardinal Health, Inc.	9,239	467,309
Centene Corp. *	3,642	228,973
Chemed Corp.	521	228,854
CIGNA Corp. *	6,747	1,379,694
CVS Health Corp.	16,898	1,255,352
DaVita, Inc. *	2,810	210,834
Encompass Health Corp.	2,746	190,215
HCA Holdings, Inc.	6,512	962,539
HealthEquity, Inc. *	1,189	88,069
Henry Schein, Inc. *	3,048	203,363
Humana, Inc.	3,389	1,242,136
Laboratory Corp. of America Holdings *	1,916	324,130
LHC Group, Inc. *	200	27,552
McKesson Corp.	4,455	616,216
Molina Healthcare, Inc. *	1,312	178,025
Pennant Group Inc.(The) *	870	28,771
Premier, Inc., Class A *	1,155	43,751
Quest Diagnostics, Inc.	2,647	282,673
Tenet Healthcare Corp. *	1,620	61,609
UnitedHealth Group, Inc.	22,819	6,708,330
Universal Health Services, Inc., Class B	2,201	315,755
WellCare Health Plans, Inc. *	936	309,077
		17,473,158
Health Care Technology — 0.1%
Cerner Corp.	7,738	567,892
Omnicell, Inc. *	700	57,204
Teladoc Health, Inc. *@	659	55,171
Veeva Systems, Inc., Class A *	1,900	267,254
		947,521
Hotels, Restaurants & Leisure — 2.1%
Aramark	6,056	262,831
Caesars Entertainment Corp. *	6,077	82,647
Carnival Corp.	8,022	407,758
Chipotle Mexican Grill, Inc. *	475	397,627
Choice Hotels International, Inc. @	1,000	103,430
Churchill Downs, Inc.	450	61,740
Cracker Barrel Old Country Store, Inc.	814	125,144
Darden Restaurants, Inc.	3,965	432,225
Domino's Pizza, Inc.	936	274,978
Dunkin' Brands Group, Inc.	2,456	185,526
Eldorado Resorts, Inc. *@	1,074	64,053
Extended Stay America, Inc.	4,450	66,127
Hilton Grand Vacations, Inc. *	1,941	66,751
Hilton Worldwide Holdings, Inc.	6,598	731,784
Hyatt Hotels Corp., Class A	420	37,678
International Game Technology PLC	1,437	21,512
Las Vegas Sands Corp.	13,565	936,528
Marriott International, Inc., Class A	10,042	1,520,660
Marriott Vacations Worldwide Corp.	917	118,073
McDonald's Corp.	18,329	3,621,994
MGM Resorts International	7,904	262,966
Norwegian Cruise Line Holdings Ltd. *	4,996	291,816
Planet Fitness, Inc. Class A *	2,043	152,571
Royal Caribbean Cruises Ltd.	3,090	412,546
Six Flags Entertainment Corp.	2,452	110,610
Starbucks Corp.	28,870	2,538,251
Texas Roadhouse, Inc.	1,857	104,586
Vail Resorts, Inc.	1,101	264,053
Wendy's Co. (The)	5,687	126,308
Wyndham Destinations, Inc.	2,756	142,458
Wyndham Hotels & Resorts, Inc.	1,765	110,860
Wynn Resorts Ltd.	2,638	366,339
Yum! Brands, Inc.	7,478	753,259
		15,155,689

The accompanying notes are an integral part of these financial statements.
5

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables — 0.4%
DR Horton, Inc.	6,751	$356,115
Garmin Ltd.	2,389	233,071
Helen of Troy Ltd. *	496	89,176
Leggett & Platt, Inc.	4,900	249,067
Lennar Corp., Class A	3,817	212,950
Lennar Corp., B Shares	72	3,218
Meritage Homes Corp. *	900	54,999
Mohawk Industries, Inc. *	1,266	172,657
Newell Brands, Inc.	3,579	68,788
NVR, Inc. *	116	441,776
PulteGroup, Inc.	5,849	226,941
Tempur Sealy International, Inc. *	1,941	168,984
Toll Brothers, Inc.	2,101	83,011
TopBuild Corp. *	500	51,540
Whirlpool Corp.	1,555	229,409
		2,641,702
Household Products — 1.6%
Church & Dwight Co., Inc.	5,860	412,192
Clorox Co. (The)	4,691	720,256
Colgate-Palmolive Co.	19,614	1,350,228
Kimberly-Clark Corp.	8,363	1,150,331
Procter & Gamble Co. (The)	59,661	7,451,659
WD-40 Co. @	404	78,432
		11,163,098
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	17,413	346,519
Clearway Energy, Inc., Class A	475	9,082
Clearway Energy, Inc., Class C	2,875	57,356
NRG Energy, Inc.	6,557	260,641
Ormat Technologies, Inc.	741	55,219
Vistra Energy Corp.	6,082	139,825
		868,642
Industrial Conglomerates — 1.3%
3M Co.	20,776	3,665,302
Carlisle Cos., Inc.	1,544	249,881
General Electric Co.	82,761	923,613
Honeywell International, Inc.	19,032	3,368,664
Roper Technologies, Inc.	1,844	653,200
		8,860,660
Insurance — 1.8%
Aflac, Inc.	7,771	411,086
Alleghany Corp. *	225	179,903
Allstate Corp. (The)	3,557	399,985
American Financial Group, Inc.	705	77,303
American International Group, Inc.	8,541	438,410
American National Insurance Co.	117	13,769
Aon PLC	7,676	1,598,834
Arch Capital Group Ltd. *	3,648	156,463
Arthur J. Gallagher & Co.	3,602	343,018
Assurant, Inc.	1,143	149,824
Assured Guaranty Ltd.	1,936	94,903
Athene Holding Ltd., Class A *	2,509	117,998
Axis Capital Holdings Ltd.	1,600	95,104
Brighthouse Financial, Inc. *	1,815	71,202
Brown & Brown, Inc.	4,399	173,673
Chubb Ltd.	4,128	642,564
Cincinnati Financial Corp.	1,256	132,068
CNO Financial Group, Inc.	5,300	96,089
Enstar Group Ltd. *	300	62,058
Erie Indemnity Co., Class A @	830	137,780
Everest Re Group Ltd.	406	112,397
Fidelity National Financial, Inc.	3,562	161,537
First American Financial Corp.	2,790	162,713
Genworth Financial, Inc., Class A *	12,668	55,739
Globe Life, Inc.	1,112	117,038
Hanover Insurance Group, Inc. (The)	946	129,290
Hartford Financial Services Group, Inc.	8,847	537,632
Kemper Corp.	1,200	93,000
Lincoln National Corp.	2,007	118,433
Loews Corp.	2,266	118,942
Markel Corp. *	100	114,317
Marsh & McLennan Cos., Inc.	12,157	1,354,411
MBIA, Inc. *	3,900	36,270
Mercury General Corp.	800	38,984
MetLife, Inc.	7,921	403,733
Old Republic International Corp.	4,650	104,021
Primerica, Inc.	1,400	182,784
Principal Financial Group, Inc.	3,893	214,115
Progressive Corp. (The)	14,182	1,026,635
Prudential Financial, Inc.	3,976	372,710
Reinsurance Group of America, Inc.	777	126,698
RenaissanceRe Holdings Ltd.	883	173,086
RLI Corp.	700	63,014
Selective Insurance Group, Inc.	1,695	110,497
Travelers Companies, Inc. (The)	6,364	871,550
Unum Group	2,795	81,502
White Mountains Insurance Group Ltd.	84	93,703
Willis Towers Watson PLC	1,133	228,798
WR Berkley Corp.	1,770	122,307
		12,717,890
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A *	5,413	7,250,118
Alphabet, Inc., Class C *	5,585	7,467,257
Cargurus, Inc. *	251	8,830
Facebook, Inc., Class A *	57,962	11,896,700
IAC/InterActiveCorp *	956	238,149
Match Group, Inc. *@	1,404	115,282
Snap, Inc., Class A *@	3,870	63,197
TripAdvisor, Inc.	2,215	67,292
Twitter, Inc. *	5,842	187,236
Zillow Group, Inc., Class A *@	436	19,943
Zillow Group, Inc., Class C *@	1,985	91,191
		27,405,195
Internet & Catalog Retail — 4.4%
Amazon.com, Inc. *	14,215	26,267,046
Booking Holdings, Inc. *	1,512	3,105,240
eBay, Inc.	27,692	999,958
Etsy, Inc. *	1,722	76,285
Expedia Group, Inc.	2,994	323,771
GrubHub, Inc. *@	1,212	58,952
Qurate Retail, Inc., Series A *	13,550	114,226
Wayfair, Inc., Class A *@	1,168	105,552
		31,051,030
IT Services — 6.2%
Accenture PLC, Class A	19,355	4,075,582
Akamai Technologies, Inc. *	2,706	233,744
Alliance Data Systems Corp.	1,570	176,154
Amdocs Ltd.	2,698	194,769
Automatic Data Processing, Inc.	15,683	2,673,952

The accompanying notes are an integral part of these financial statements.
6

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Black Knight, Inc. *	2,949	$190,152
Booz Allen Hamilton Holding Corp.	5,147	366,106
Broadridge Financial Solutions, Inc.	4,418	545,800
CACI International, Inc., Class A *	656	163,993
Cognizant Technology Solutions Corp., Class A	13,196	818,416
CoreLogic, Inc. *	2,907	127,065
DXC Technology Co.	6,204	233,208
EPAM Systems, Inc. *	1,012	214,706
Euronet Worldwide, Inc. *	1,435	226,099
Fidelity National Information Services, Inc.	7,652	1,064,317
Fiserv, Inc. *	7,200	832,536
FleetCor Technologies, Inc. *	2,121	610,254
Gartner, Inc., Class A *	2,233	344,105
Genpact Ltd.	4,492	189,428
Global Payments, Inc.	3,673	670,543
GoDaddy, Inc., Class A *	4,882	331,585
International Business Machines Corp.	31,997	4,288,878
Jack Henry & Associates, Inc.	1,984	289,009
KBR, Inc.	2,987	91,104
Leidos Holdings, Inc.	2,174	212,813
Liveramp Holdings, Inc. *	1,791	86,093
MasterCard, Inc., Class A	32,433	9,684,169
MAXIMUS, Inc.	1,704	126,761
MongoDB, Inc. *@	284	37,377
Okta, Inc. *	1,243	143,405
Paychex, Inc.	10,313	877,224
PayPal Holdings, Inc. *	20,154	2,180,058
Perspecta, Inc.	3,641	96,268
Sabre Corp.	8,718	195,632
Science Applications International Corp.	1,571	136,708
Square, Inc., Class A *	2,409	150,707
Twilio, Inc., Class A *@	609	59,853
VeriSign, Inc. *	2,583	497,692
Visa, Inc., Class A	51,539	9,684,178
Western Union Co. (The) @	12,741	341,204
WEX, Inc. *	803	168,196
		43,629,843
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	165,905
Hasbro, Inc.	2,087	220,408
Mattel, Inc. *@	6,202	84,037
Polaris Industries, Inc.	2,499	254,148
		724,498
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	6,058	516,808
Bio-Rad Laboratories, Inc., Class A *	290	107,309
Bio-Techne Corp.	800	175,608
Bruker Corp.	2,844	144,959
Charles River Laboratories International, Inc. *	1,272	194,311
Illumina, Inc. *	2,286	758,358
IQVIA Holdings, Inc. *	2,629	406,207
Mettler-Toledo International, Inc. *	875	694,120
PerkinElmer, Inc.	1,576	153,029
PRA Health Sciences, Inc. *	1,513	168,170
Syneos Health, Inc. *	927	55,133
Thermo Fisher Scientific, Inc.	6,555	2,129,523
Waters Corp. *	2,267	529,684
		6,033,219
Machinery — 2.2%
AGCO Corp.	1,297	100,193
Albany International Corp., Class A	577	43,806
Allison Transmission Holdings, Inc.	4,543	219,518
Caterpillar, Inc.	20,265	2,992,735
Colfax Corp. *@	1,602	58,281
Crane Co.	1,115	96,314
Cummins, Inc.	3,728	667,163
Deere & Co.	9,007	1,560,553
Donaldson Co., Inc.	4,104	236,472
Dover Corp.	3,693	425,655
Flowserve Corp.	1,775	88,342
Fortive Corp.	5,025	383,860
Gardner Denver Holdings, Inc. *@	600	22,008
Graco, Inc.	5,179	269,308
IDEX Corp.	2,054	353,288
Illinois Tool Works, Inc.	12,234	2,197,593
Ingersoll-Rand PLC	5,904	784,760
ITT, Inc.	2,281	168,589
John Bean Technologies Corp.	1,192	134,291
Kennametal, Inc.	2,100	77,469
Lincoln Electric Holdings, Inc.	1,791	173,243
Middleby Corp. *	1,500	164,280
Nordson Corp.	1,255	204,364
Oshkosh Corp.	2,000	189,300
PACCAR, Inc.	8,704	688,486
Parker-Hannifin Corp.	3,322	683,734
Pentair PLC	3,472	159,261
Proto Labs, Inc. *	473	48,033
RBC Bearings, Inc. *	421	66,661
Rexnord Corp. *	3,100	101,122
Snap-On, Inc.	1,424	241,225
Stanley Black & Decker, Inc.	2,738	453,796
Timken Co., (The)	1,644	92,574
Toro Co. (The)	3,554	283,147
WABCO Holdings, Inc. *	2,200	298,100
Wabtec Corp. @	2,029	157,856
Watts Water Technologies, Inc., Class A	400	39,904
Woodward, Inc.	1,254	148,524
Xylem, Inc.	4,353	342,973
		15,416,781
Marine — 0.0%
Kirby Corp. *	792	70,908

Media — 1.5%
Altice USA, Inc., Class A *	5,718	156,330
Cable One, Inc.	145	215,828
Charter Communications, Inc., Class A *	3,622	1,756,960
Comcast Corp., Class A	109,345	4,917,245
Discovery, Inc., Class A *@	3,611	118,224
Discovery, Inc., Class C *	8,027	244,743
DISH Network Corp., Class A *	5,319	188,665
Fox Corp. Class A	6,818	252,743
Fox Corp. Class B *	3,842	139,849
Interpublic Group of Cos., Inc. (The)	10,877	251,259
John Wiley & Sons, Inc., Class A	1,300	63,076
Liberty Broadband Corp., Class A *	315	39,236
Liberty Broadband Corp., Class C *	1,507	189,505
Liberty Latin America Ltd. *	3,298	64,179
Liberty SiriusXM Group, Class A *	1,263	61,053
Liberty SiriusXM Group, Class C *	1,841	88,626
New York Times Co. (The), Class A @	1,201	38,636
News Corp., Class A	5,348	75,621
News Corp., Class B	1,525	22,128
Nexstar Media Group, Inc., Class A	900	105,525

The accompanying notes are an integral part of these financial statements.
7

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Omnicom Group, Inc.	7,861	$636,898
Sinclair Broadcast Group, Inc., Class A	2,200	73,348
Sirius XM Holdings, Inc. @	40,907	292,485
TEGNA, Inc.	6,935	115,745
ViacomCBS, Inc. Class A. Class A @	1,291	57,927
ViacomCBS, Inc. Class B	16,018	672,276
		10,838,110
Metals & Mining — 0.2%
Alcoa Corp. *	6,138	132,028
Freeport-McMoRan, Inc.	18,140	237,997
Newmont Mining Corp.	6,254	271,736
Nucor Corp.	7,801	439,040
Reliance Steel & Aluminum Co.	1,803	215,927
Royal Gold, Inc.	1,115	136,309
Southern Copper Corp.	2,789	118,477
Steel Dynamics, Inc.	5,547	188,820
		1,740,334
Multi-Utilities — 0.9%
Ameren Corp.	5,621	431,693
Avista Corp.	1,575	75,742
Black Hills Corp.	1,500	117,810
Centerpoint Energy, Inc.	11,464	312,623
CMS Energy Corp.	7,195	452,134
Consolidated Edison, Inc.	7,627	690,015
Dominion Resources, Inc.	17,786	1,473,037
DTE Energy Co.	4,323	561,428
MDU Resources Group, Inc.	4,722	140,291
NiSource, Inc.	5,791	161,221
NorthWestern Corp.	1,200	86,004
Public Service Enterprise Group, Inc.	11,426	674,705
Sempra Energy	5,144	779,213
WEC Energy Group, Inc.	6,993	644,964
		6,600,880
Multiline Retail — 0.5%
Dollar General Corp.	6,138	957,405
Dollar Tree, Inc. *	1,434	134,868
Kohl's Corp.	4,974	253,425
Macy's, Inc. @	7,638	129,846
Nordstrom, Inc. @	4,741	194,049
Ollie's Bargain Outlet Holdings, Inc. *@	742	48,460
Target Corp.	15,884	2,036,488
		3,754,541
Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.	9,789	250,501
Cabot Oil & Gas Corp.	12,160	211,706
Cheniere Energy, Inc. *	5,605	342,297
Chevron Corp.	31,063	3,743,402
Cimarex Energy Co.	2,858	150,016
Concho Resources, Inc.	1,960	171,637
ConocoPhillips	31,100	2,022,433
Continental Resources, Inc.	3,516	120,599
CVR Energy, Inc.	600	24,258
Devon Energy Corp.	7,592	197,164
Diamondback Energy, Inc.	1,701	157,955
EOG Resources, Inc.	14,221	1,191,151
Exxon Mobil Corp.	68,646	4,790,118
Hess Corp.	4,373	292,160
HollyFrontier Corp.	4,361	221,146
Kinder Morgan, Inc.	27,337	578,724
Marathon Oil Corp.	16,317	221,585
Marathon Petroleum Corp.	7,289	439,162
Murphy Oil Corp. @	4,149	111,193
Noble Energy, Inc.	8,781	218,120
Occidental Petroleum Corp.	21,868	901,180
ONEOK, Inc.	7,907	598,323
Parsley Energy, Inc., Class A	3,133	59,245
PBF Energy, Inc., Class A	3,569	111,960
Phillips 66	7,609	847,719
Pioneer Natural Resources Co.	3,205	485,141
Targa Resources Corp. @	3,540	144,538
Valero Energy Corp.	7,812	731,594
Williams Cos., Inc. (The)	12,624	299,441
World Fuel Services Corp.	1,397	60,658
WPX Energy, Inc. *	8,368	114,976
		19,810,102
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,153	63,880

Personal Products — 0.3%
Coty, Inc., Class A	4,317	48,566
Estee Lauder Companies, Inc. (The), Class A	8,042	1,660,995
Herbalife Nutriation Ltd. *	2,876	137,099
		1,846,660
Pharmaceuticals — 5.0%
Allergan PLC	3,045	582,112
Bristol-Myers Squibb Co.	73,101	4,692,353
Catalent, Inc. *	4,134	232,744
Elanco Animal Health, Inc. *	4,517	133,026
Eli Lilly & Co.	25,881	3,401,540
Horizon Therapeutics PLC *	1,910	69,142
Jazz Pharmaceuticals PLC *	1,375	205,260
Johnson & Johnson	79,239	11,558,593
Merck & Co., Inc.	75,235	6,842,623
Mylan NV *	9,849	197,965
Perrigo Co. PLC	1,942	100,324
Pfizer, Inc.	133,582	5,233,743
Taro Pharmaceutical Industries Ltd. *	475	41,767
Zoetis, Inc.	17,465	2,311,493
		35,602,685
Professional Services — 0.4%
ASGN, Inc. *	1,277	90,629
CoStar Group, Inc. *	438	262,055
Equifax, Inc.	1,565	219,288
Exponent, Inc.	1,658	114,419
FTI Consulting, Inc. *	662	73,257
Insperity, Inc.	1,714	147,472
Manpowergroup, Inc.	1,621	157,399
Nielsen Holdings PLC	8,630	175,189
Robert Half International, Inc.	4,575	288,911
TransUnion	4,425	378,824
TriNet Group, Inc. *	1,165	65,951
Verisk Analytics, Inc., Class A	4,688	700,106
		2,673,500
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	8,207	503,007
Howard Hughes Corp. (The) *	803	101,820
Jones Lang LaSalle, Inc.	1,173	204,208

The accompanying notes are an integral part of these financial statements.
8

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Kennedy-Wilson Holdings, Inc.	1,369	$30,529
		839,564
Road & Rail — 1.1%
AMERCO	236	88,694
CSX Corp.	22,710	1,643,296
JB Hunt Transport Services, Inc.	2,703	315,656
Kansas City Southern	1,994	305,401
Knight-Swift Transportation Holdings, Inc. @	2,249	80,604
Landstar System, Inc.	1,385	157,710
Norfolk Southern Corp.	6,281	1,219,331
Old Dominion Freight Line, Inc.	1,863	353,560
Ryder System, Inc.	1,922	104,384
Schneider National, Inc., Class B	1,175	25,638
Union Pacific Corp.	20,900	3,778,511
		8,072,785
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc. *	19,236	882,163
Amkor Technology, Inc. *	2,800	36,400
Analog Devices, Inc.	6,654	790,761
Applied Materials, Inc.	30,666	1,871,853
Broadcom, Inc.	9,221	2,914,020
Brooks Automation, Inc.	1,100	46,156
Cabot Microelectronics Corp.	836	120,652
Cirrus Logic, Inc. *	1,900	156,579
Cree, Inc. *	2,253	103,976
Cypress Semiconductor Corp.	9,792	228,447
Enphase Energy, Inc. *@	1,883	49,203
Entegris, Inc.	4,137	207,222
First Solar, Inc. *	1,402	78,456
Intel Corp.	130,967	7,838,375
Kla-Tencor Corp.	5,527	984,746
Lam Research Corp.	4,493	1,313,753
Lattice Semiconductor Corp. *	1,737	33,246
Marvell Technology Group Ltd.	6,428	170,728
Maxim Integrated Products, Inc.	8,317	511,579
Microchip Technology, Inc. @	4,789	501,504
Micron Technology, Inc. *	28,080	1,510,142
MKS Instruments, Inc.	1,252	137,733
Monolithic Power Systems, Inc.	706	125,682
NVIDIA Corp.	13,418	3,157,255
ON Semiconductor Corp. *	10,894	265,596
Qorvo, Inc. *	1,579	183,527
QUALCOMM, Inc.	27,407	2,418,120
Semtech Corp. *	600	31,740
Silicon Laboratories, Inc. *	600	69,588
Skyworks Solutions, Inc.	4,491	542,872
SolarEdge Technologies, Inc. *	622	59,146
Teradyne, Inc.	6,144	418,959
Texas Instruments, Inc.	33,772	4,332,610
Universal Display Corp.	786	161,971
Xilinx, Inc.	6,217	607,836
		32,862,596
Software — 6.8%
ACI Worldwide, Inc. *	2,645	100,206
Adobe, Inc. *	11,659	3,845,255
Alteryx, Inc., Class A *@	675	67,547
ANSYS, Inc. *	1,606	413,400
Appfolio, Inc., Class A *@	486	53,436
Aspen Technology, Inc. *	2,399	290,111
Atlassian Corp. PLC, Class A *	1,245	149,823
Autodesk, Inc. *	5,345	980,594
Avalara, Inc. *	354	25,930
Blackbaud, Inc.	1,688	134,365
Cadence Design Systems, Inc. *	8,709	604,056
CDK Global, Inc.	3,619	197,887
Cerence, Inc. *	550	12,447
Citrix Systems, Inc.	4,957	549,731
Cornerstone OnDemand, Inc. *	725	42,449
Coupa Software, Inc. *@	835	122,119
Dropbox, Inc., Class A *	1,689	30,250
Envestnet, Inc. *	1,085	75,549
Fair Isaac Corp. *	1,050	393,414
Fortinet, Inc. *	2,910	310,672
Globant SA *	394	41,784
Guidewire Software, Inc. *	801	87,926
HubSpot, Inc. *	757	119,984
Intuit, Inc.	7,838	2,053,007
j2 Global, Inc.	1,413	132,412
LogMeIn, Inc.	1,043	89,427
Manhattan Associates, Inc. *	2,518	200,810
Microsoft Corp.	177,335	27,965,729
New Relic, Inc. *	369	24,247
NortonLifeLock, Inc.	6,790	173,281
Nuance Communications, Inc. *	4,400	78,452
Oracle Corp.	76,275	4,041,049
Palo Alto Networks, Inc. *	795	183,844
Paycom Software, Inc. *	1,495	395,816
Paylocity Holding Corp. *	300	36,246
Pegasystems, Inc.	255	20,311
Proofpoint, Inc. *	470	53,947
PTC, Inc. *	953	71,370
Qualys, Inc. *	503	41,935
RealPage, Inc. *	1,381	74,229
RingCentral, Inc., Class A *	628	105,925
Salesforce.com, Inc. *	7,732	1,257,532
ServiceNow, Inc. *	2,331	658,088
Splunk, Inc. *	1,731	259,252
SS&C Technologies Holdings, Inc.	3,246	199,304
Synopsys, Inc. *	2,448	340,762
Teradata Corp. *	3,627	97,095
TiVo Corp.	1,378	11,685
Trade Desk, Inc. (The), Class A *@	483	125,474
Tyler Technologies, Inc. *	544	163,211
Verint Systems, Inc. *	1,038	57,464
VMware, Inc., Class A *	2,065	313,446
Workday, Inc., Class A *	1,676	275,618
Zendesk, Inc. *	1,651	126,516
		48,276,419
Specialty Retail — 2.8%
Aaron's, Inc.	1,750	99,943
Advance Auto Parts, Inc.	1,480	237,037
AutoNation, Inc. *	2,137	103,922
AutoZone, Inc. *	582	693,342
Best Buy Co., Inc.	8,809	773,430
Burlington Stores, Inc. *	2,632	600,175
Carmax, Inc. *	4,316	378,384
Dick's Sporting Goods, Inc. @	2,102	104,028
Five Below, Inc. *	1,605	205,215
Floor & Decor Holdings, Inc., Class A *	1,935	98,317
Foot Locker, Inc.	2,923	113,968
Gap, Inc. (The)	6,907	122,116
Home Depot, Inc. (The)	26,274	5,737,716
L Brands, Inc. @	6,819	123,560
Lithia Motors, Inc. Class A	315	46,305

The accompanying notes are an integral part of these financial statements.
9

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Special Retail (Continued)
Lowe's Cos., Inc.	27,692	$3,316,394
Murphy USA, Inc. *	1,416	165,672
O'Reilly Automotive, Inc. *	2,734	1,198,203
Penske Auto Group, Inc. @	1,318	66,190
Ross Stores, Inc.	13,305	1,548,968
Tiffany & Co.	3,102	414,582
TJX Cos., Inc.	44,118	2,693,845
Tractor Supply Co.	3,772	352,456
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	531,594
Williams-Sonoma, Inc. @	2,640	193,882
		19,919,244
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	3,945	150,502
Carter's, Inc.	1,668	182,379
Columbia Sportswear Co.	858	85,963
Deckers Outdoor Corp. *	977	164,976
Hanesbrands, Inc.	14,244	211,523
Lululemon Athletica, Inc. *	3,400	787,678
NIKE, Inc., Class B	39,480	3,999,719
PVH Corp.	1,316	138,377
Ralph Lauren Corp.	1,100	128,942
Skechers U.S.A., Inc., Class A *	3,300	142,527
Steven Madden Ltd.	2,346	100,902
Tapestry, Inc.	7,810	210,636
Under Armour, Inc., Class A *@	2,760	59,616
Under Armour, Inc., Class C *	2,884	55,315
VF Corp.	9,707	967,400
		7,386,455
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	2,110	109,699
LendingTree, Inc. *@	202	61,295
New York Community Bancorp, Inc.	9,133	109,779
TFS Financial Corp.	1,093	21,510
Washington Federal, Inc.	1,476	54,095
		356,378
Tobacco — 0.9%
Altria Group, Inc.	67,700	3,378,907
Philip Morris International, Inc.	37,475	3,188,748
		6,567,655
Trading Companies & Distributors — 0.3%
Air Lease Corp.	3,438	163,374
Fastenal Co.	17,811	658,117
GATX Corp. @	1,100	91,135
HD Supply Holdings, Inc. *	5,845	235,086
MSC Industrial Direct Co., Class A	1,509	118,411
United Rentals, Inc. *	2,892	482,299
Univar, Inc. *	2,106	51,049
Watsco, Inc.	474	85,391
WW Grainger, Inc.	1,654	559,912
		2,444,774
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	55,049
Water Utilities — 0.1%
American States Water Co.	1,331	115,318
American Water Works Co., Inc.	4,451	546,805
Aqua America, Inc.	4,781	224,420
		886,543
Wireless Telecommunication Services — 0.1%
Sprint Corp. *@	15,015	78,228
T-Mobile US, Inc. *	10,305	808,118
Telephone & Data Systems, Inc.	2,613	66,449
United States Cellular Corp. *	400	14,492
		967,287
TOTAL COMMON STOCKS (Identified Cost $228,635,502)		675,550,997

RIGHTS AND WARRANTS — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. *	21,149	63,659
TOTAL RIGHTS AND WARRANTS (Identified Cost $45,047)		63,659

MUTUAL FUNDS — 4.4%
Other — 4.4%
DFA U.S. Micro Cap Portfolio	1,446,514	31,374,885
TOTAL MUTUAL FUNDS (Identified Cost $18,809,130)		31,374,885

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 1.534%	652,491	652,491

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.560%	939,564	939,564
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,592,055)		1,592,055

Total Investments — 100.0% (Identified Cost $249,081,734)		708,581,596

Liabilities, Less Cash and Other Assets — 0.0%		(246,647)
Net Assets — 100.0%		$708,334,949
†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2019, the market value of the securities on loan was $7,968,856.

The accompanying notes are an integral part of these financial statements.
10

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.7%
Arconic, Inc.	42,783	$1,316,433
L3Harris Technologies, Inc.	3,843	760,414
Textron, Inc.	43,757	1,951,562
United Technologies Corp.	46,760	7,002,778
		11,031,187
Air Freight & Logistics — 0.6%
FedEx Corp.	19,292	2,917,143
XPO Logistics, Inc. *@	15,841	1,262,528
		4,179,671
Airlines — 1.7%
Alaska Air Group, Inc.	13,361	905,208
Delta Air Lines, Inc.	65,959	3,857,282
JetBlue Airways Corp. *	49,875	933,660
Southwest Airlines Co.	30,194	1,629,872
United Continental Holdings, Inc. *	38,241	3,368,650
		10,694,672
Auto Components — 0.6%
Autoliv, Inc.	11,805	996,460
BorgWarner, Inc.	24,241	1,051,574
Gentex Corp.	25,695	744,641
Goodyear Tire & Rubber Co. (The)	2,391	37,192
Lear Corp. @	6,743	925,140
Veoneer, Inc. *@	5,087	79,459
		3,834,466
Automobiles — 1.3%
Ford Motor Co.	271,359	2,523,638
General Motors Co.	147,663	5,404,466
Harley-Davidson, Inc.	3,067	114,062
		8,042,166
Beverages — 0.3%
Constellation Brands, Inc., Class A	4,982	945,334
Molson Coors Brewing Co., Class B	17,672	952,521
		1,897,855
Biotechnology — 0.1%
Alexion Pharmaceuticals, Inc. *	2,354	254,585
Biogen, Inc. *	2,165	642,420
United Therapeutics Corp. *	683	60,159
		957,164
Building Products — 0.6%
Fortune Brands Home & Security, Inc.	11,027	720,504
Johnson Controls International PLC	44,717	1,820,429
Owens Corning	19,528	1,271,664
		3,812,597
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	82,474	4,150,916
Goldman Sachs Group, Inc. (The)	27,710	6,371,360
Invesco Ltd.	13,425	241,382
Morgan Stanley	108,757	5,559,658
State Street Corp.	6,744	533,450
		16,856,766
Chemicals — 2.2%
Air Products & Chemicals, Inc.	7,452	1,751,145
Albemarle Corp. @	9,985	729,304
Ashland Global Holdings, Inc.	2,645	202,422
CF Industries Holdings, Inc.	25,378	1,211,546
Corteva, Inc. *	18,513	547,244
Dow, Inc. *	31,294	1,712,721
DuPont de Nemours, Inc.	24,698	1,585,612
Eastman Chemical Co.	23,262	1,843,746
FMC Corp.	1,536	153,324
Huntsman Corp.	8,468	204,587
Linde PLC	9,842	2,095,362
LyondellBasell Industries NV, Class A	13,053	1,233,247
Valvoline, Inc.	20,825	445,863
Westlake Chemical Corp.	7,968	558,955
		14,275,078
Commercial Banks — 13.6%
Bank of America Corp.	472,935	16,656,771
Citigroup, Inc.	136,813	10,929,991
Citizens Financial Group, Inc.	18,613	755,874
Comerica, Inc.	2,306	165,455
East West Bancorp, Inc.	2,390	116,393
Fifth Third Bancorp	86,881	2,670,722
Huntington Bancshares, Inc.	122,871	1,852,895
JPMorgan Chase & Co.	156,713	21,845,792
KeyCorp	66,158	1,339,038
M&T Bank Corp.	3,071	521,302
PacWest Bancorp	293	11,213
People's United Financial, Inc.	5,834	98,595
PNC Financial Services Group, Inc. (The)	21,675	3,459,980
Regions Financial Corp.	155,307	2,665,068
TCF Financial Corp.	3,510	164,268
Truist Financial Corp.	78,338	4,411,996
Wells Fargo & Co.	343,221	18,465,290
Zions Bancorp NA	23,470	1,218,562
		87,349,205
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	40,514	3,631,270

Communications Equipment — 0.1%
Cisco Systems, Inc.	1,166	55,921
Juniper Networks, Inc.	28,774	708,704
		764,625
Computers & Peripherals — 1.5%
Dell Technologies, Inc., Class C *	873	44,863
Hewlett Packard Enterprise Co.	168,468	2,671,902
HP, Inc.	184,096	3,783,173
Western Digital Corp.	27,278	1,731,335
Xerox Holdings Corp. *	34,600	1,275,702
		9,506,975
Construction & Engineering — 0.3%
AECOM *	11,462	494,356
Arcosa, Inc.	447	19,914
Jacobs Engineering Group, Inc.	8,552	768,226
Quanta Services, Inc.	13,887	565,340
		1,847,836
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	4,728	1,322,138
Vulcan Materials Co.	11,511	1,657,469
		2,979,607
Consumer Finance — 1.3%
Ally Financial, Inc.	66,748	2,039,819
Capital One Financial Corp.	47,279	4,865,482
Santander Consumer USA Holdings, Inc.	15,524	362,796
Synchrony Financial	25,544	919,839
		8,187,936
Containers & Packaging — 0.6%
Amcor PLC *	7,600	82,384
Ball Corp.	8,846	572,071
International Paper Co.	44,343	2,041,995
Packaging Corp. of America	2,898	324,547

The accompanying notes are an integral part of these financial statements.
11

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Sonoco Products Co.	611	$37,711
WestRock Co.	24,453	1,049,278
		4,107,986
Distributors — 0.3%
LKQ Corp. *	47,648	1,701,034

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B *	58,774	13,312,311
Jefferies Financial Group, Inc.	6,993	149,440
Voya Financial, Inc.	7,020	428,080
		13,889,831
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	678,094	26,499,913
CenturyLink, Inc.	139,832	1,847,181
		28,347,094
Electrical Equipment — 0.8%
Eaton Corp. PLC	40,532	3,839,191
Sensata Technologies Holding PLC *	18,677	1,006,130
		4,845,321
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc. *	7,332	621,314
Avnet, Inc.	2,422	102,790
Corning, Inc.	80,778	2,351,448
Flex Ltd. *	31,420	396,520
Jabil, Inc.	496	20,500
SYNNEX Corp.	879	113,215
TE Connectivity Ltd.	20,879	2,001,043
		5,606,830
Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	20,187	517,393
Halliburton Co.	6,541	160,058
Helmerich & Payne, Inc.	1,046	47,520
National Oilwell Varco, Inc.	29,834	747,342
Schlumberger Ltd.	40,615	1,632,723
TechnipFMC PLC	34,156	732,304
		3,837,340
Entertainment — 1.7%
Activision Blizzard, Inc.	11,439	679,706
Liberty Media Corp-Liberty Formula One,
Class A *	1,097	48,027
Liberty Media Corp-Liberty Formula One,
Class C *	2,194	100,847
Madison Square Garden Co. (The),
Class A *	443	130,326
Walt Disney Co. (The)	68,629	9,925,812
		10,884,718
Food & Staples Retailing — 2.0%
Kroger Co. (The)	62,007	1,797,583
US Foods Holding Corp. *	20,840	872,988
Walgreens Boots Alliance, Inc.	63,418	3,739,125
Walmart, Inc.	51,637	6,136,541
		12,546,237
Food Products — 2.1%
Archer-Daniels-Midland Co.	27,404	1,270,175
Bunge Ltd.	12,845	739,230
Conagra Brands, Inc.	10,593	362,704
Ingredion, Inc.	3,073	285,635
J.M. Smucker Co. (The)	18,272	1,902,663
Kraft Heinz Co. (The)	3,992	128,263
Mondelez International, Inc., Class A	74,783	4,119,048
Post Holdings, Inc. *	8,176	892,002
Seaboard Corp.	43	182,774
Tyson Foods, Inc., Class A	41,844	3,809,478
		13,691,972
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	9,224	801,197
Becton Dickinson & Co.	574	156,111
Danaher Corp.	32,463	4,982,421
Envista Holdings Corp. *	14,141	419,147
Medtronic PLC	76,880	8,722,036
STERIS PLC	3,637	554,351
Zimmer Biomet Holdings, Inc.	6,835	1,023,063
		16,658,326
Health Care Providers & Services — 6.5%
Anthem, Inc.	28,740	8,680,342
Cardinal Health, Inc.	28,915	1,462,521
Centene Corp. *	32,696	2,055,597
CIGNA Corp. *	31,781	6,498,897
CVS Health Corp.	113,823	8,455,911
DaVita, Inc. *	30,386	2,279,862
Henry Schein, Inc. *	3,777	252,001
Humana, Inc.	10,141	3,716,879
Laboratory Corp. of America Holdings *	16,237	2,746,813
McKesson Corp.	13,077	1,808,811
Quest Diagnostics, Inc.	19,764	2,110,598
Universal Health Services, Inc., Class B	10,322	1,480,794
		41,549,026
Hotels, Restaurants & Leisure — 1.6%
Aramark	24,025	1,042,685
Carnival Corp.	27,865	1,416,378
Hyatt Hotels Corp., Class A	3,874	347,536
MGM Resorts International	67,948	2,260,630
Norwegian Cruise Line Holdings Ltd. *	34,226	1,999,141
Royal Caribbean Cruises Ltd.	26,539	3,543,222
		10,609,592
Household Durables — 1.7%
DR Horton, Inc.	65,701	3,465,728
Garmin Ltd.	12,982	1,266,524
Lennar Corp., Class A	23,116	1,289,642
Lennar Corp.,B Shares	573	25,613
Mohawk Industries, Inc. *	6,136	836,828
Newell Brands, Inc.	19,061	366,352
PulteGroup, Inc.	50,018	1,940,698
Toll Brothers, Inc.	4,225	166,930
Whirlpool Corp.	12,182	1,797,210
		11,155,525
Household Products — 0.0%
Spectrum Brands Holdings, Inc.	175	11,251

Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc.	22,148	880,383
Vistra Energy Corp.	25,467	585,486
		1,465,869
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	6,915	1,119,124
General Electric Co.	67,314	751,224
		1,870,348

The accompanying notes are an integral part of these financial statements.
12

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance — 4.5%
Aflac, Inc.	46,265	$2,447,419
Alleghany Corp. *	855	683,632
Allstate Corp. (The)	18,126	2,038,269
American Financial Group, Inc.	6,623	726,212
American International Group, Inc.	41,993	2,155,501
Arch Capital Group Ltd. *	11,691	501,427
Assurant, Inc.	4,786	627,349
Athene Holding Ltd., Class A *	1,982	93,213
Axis Capital Holdings Ltd.	2,004	119,118
Chubb Ltd.	11,440	1,780,750
CNA Financial Corp.	4,467	200,166
Everest Re Group Ltd.	3,455	956,482
Hartford Financial Services Group, Inc.	49,258	2,993,409
Lincoln National Corp.	15,935	940,324
Loews Corp.	25,413	1,333,928
MetLife, Inc.	37,755	1,924,372
Old Republic International Corp.	23,484	525,337
Principal Financial Group, Inc.	32,419	1,783,045
Prudential Financial, Inc.	19,379	1,816,587
Reinsurance Group of America, Inc.	5,167	842,531
RenaissanceRe Holdings Ltd.	2,534	496,715
Travelers Companies, Inc. (The)	23,169	3,172,995
Unum Group	19,221	560,484
WR Berkley Corp.	6,805	470,226
		29,189,491
IT Services — 1.5%
Akamai Technologies, Inc. *	1,638	141,491
Amdocs Ltd.	15,213	1,098,227
Cognizant Technology Solutions Corp., Class A	7,059	437,799
DXC Technology Co.	26,465	994,819
Fidelity National Information Services, Inc.	26,982	3,752,926
Fiserv, Inc. *	7,058	816,117
Global Payments, Inc.	3,897	711,436
Leidos Holdings, Inc.	20,264	1,983,643
		9,936,458
Life Sciences Tools & Services — 1.2%
Bio-Rad Laboratories, Inc., Class A *	172	63,645
IQVIA Holdings, Inc. *	6,395	988,091
Thermo Fisher Scientific, Inc.	20,616	6,697,520
		7,749,256
Machinery — 2.0%
AGCO Corp.	8,713	673,079
Cummins, Inc.	8,463	1,514,539
Dover Corp.	8,822	1,016,824
Ingersoll-Rand PLC	16,931	2,250,469
Oshkosh Corp.	7,274	688,484
PACCAR, Inc.	16,406	1,297,715
Parker-Hannifin Corp.	2,864	589,468
Pentair PLC	20,400	935,748
Snap-On, Inc.	6,351	1,075,859
Stanley Black & Decker, Inc.	14,300	2,370,082
Wabtec Corp. @	5,333	414,907
		12,827,174
Media — 5.4%
Altice USA, Inc., Class A *	9,995	273,263
Charter Communications, Inc., Class A *	20,137	9,768,056
Comcast Corp., Class A	428,572	19,272,883
Discovery, Inc., Class A *@	17,782	582,183
Discovery, Inc., Class C *	35,235	1,074,315
DISH Network Corp., Class A *	11,054	392,086
Fox Corp. Class A	12,954	480,205
Fox Corp. Class B *	8,600	313,040
Interpublic Group of Cos., Inc. (The)	13,320	307,692
Liberty Broadband Corp., Class C *	3,887	488,790
Liberty SiriusXM Group, Class A *	4,389	212,164
Liberty SiriusXM Group, Class C *	8,778	422,573
News Corp., Class A	8,320	117,645
News Corp., Class B	1,734	25,160
ViacomCBS, Inc. Class B	24,269	1,018,570
		34,748,625
Metals & Mining — 1.5%
Freeport-McMoRan, Inc.	120,413	1,579,819
Newmont Mining Corp.	40,759	1,770,979
Nucor Corp.	56,664	3,189,050
Reliance Steel & Aluminum Co.	12,373	1,481,790
Royal Gold, Inc.	1,245	152,201
Steel Dynamics, Inc.	33,820	1,151,233
		9,325,072
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	152,145

Multiline Retail — 1.0%
Dollar Tree, Inc. *	6,798	639,352
Kohl's Corp.	33,121	1,687,515
Target Corp.	30,047	3,852,326
		6,179,193
Oil, Gas & Consumable Fuels — 12.0%
Apache Corp.	41,053	1,050,546
Chevron Corp.	176,242	21,238,923
Cimarex Energy Co.	937	49,183
Concho Resources, Inc.	16,586	1,452,436
ConocoPhillips	97,287	6,326,574
Devon Energy Corp.	52,433	1,361,685
Diamondback Energy, Inc.	8,333	773,802
EOG Resources, Inc.	3,217	269,456
Exxon Mobil Corp.	291,290	20,326,216
Hess Corp.	21,400	1,429,734
HollyFrontier Corp.	23,643	1,198,937
Kinder Morgan, Inc.	98,222	2,079,360
Marathon Oil Corp.	102,694	1,394,585
Marathon Petroleum Corp.	75,262	4,534,536
Noble Energy, Inc.	55,397	1,376,061
Occidental Petroleum Corp.	63,984	2,636,781
Phillips 66	25,426	2,832,711
Pioneer Natural Resources Co.	8,833	1,337,051
Targa Resources Corp. @	19,687	803,820
Valero Energy Corp.	52,914	4,955,396
		77,427,793
Personal Products — 0.0%
Coty, Inc., Class A	22,181	249,536

Pharmaceuticals — 3.7%
Allergan PLC	3,547	678,080
Jazz Pharmaceuticals PLC *	4,730	706,094
Mylan NV *	65,716	1,320,892
Perrigo Co. PLC	10,679	551,677
Pfizer, Inc.	516,804	20,248,381
		23,505,124
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	844,090
Nielsen Holdings PLC	29,426	597,348
		1,441,438
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	15,282	936,634

The accompanying notes are an integral part of these financial statements.
13

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Jones Lang LaSalle, Inc.	5,491	$955,928
		1,892,562
Road & Rail — 1.3%
AMERCO	2,003	752,767
Kansas City Southern	14,222	2,178,242
Norfolk Southern Corp.	27,918	5,419,721
		8,350,730
Semiconductors & Semiconductor Equipment — 6.0%
Analog Devices, Inc.	10,368	1,232,133
Intel Corp.	451,952	27,049,327
Lam Research Corp.	1,417	414,331
Marvell Technology Group Ltd.	18,929	502,754
Micron Technology, Inc. *	110,111	5,921,770
ON Semiconductor Corp. *	41,142	1,003,042
Qorvo, Inc. *	12,299	1,429,513
Skyworks Solutions, Inc.	5,876	710,291
		38,263,161
Software — 0.0%
NortonLifeLock, Inc.	3,129	79,852
SS&C Technologies Holdings, Inc.	3,456	212,198
		292,050
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	789,909
Carmax, Inc. *	6,257	548,552
Foot Locker, Inc.	694	27,059
Gap, Inc. (The)	17,531	309,948
Tiffany & Co.	911	121,755
		1,797,223
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	9,516	1,000,608
Ralph Lauren Corp.	4,113	482,126
Tapestry, Inc.	12,722	343,112
		1,825,846
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	101,389

Trading Companies & Distributors — 0.1%
United Rentals, Inc. *	5,460	910,564

Wireless Telecommunication Services — 0.3%
Sprint Corp. *@	29,977	156,180
T-Mobile US, Inc. *	24,396	1,913,134
		2,069,314
TOTAL COMMON STOCKS
(Identified Cost $442,262,285)		640,861,520

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund 1.535%	1,477,705	1,477,705
Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending
Government Money Market Portfolio,
1.560%	1,390,828	1,390,828
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,868,533)		2,868,533

Total Investments — 100.1%
(Identified Cost $445,130,818)		643,730,053
Liabilities, Less Cash and Other Assets — (0.1%)		(759,019)
Net Assets — 100.0%		$642,971,034

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2019, the market value of the securities on loan was $3,986,550.

The accompanying notes are an integral part of these financial statements.
14

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.5%
AAR Corp.	6,733	$303,658
Aerojet Rocketdyne Holdings, Inc. *	16,439	750,605
Aerovironment, Inc. *	4,738	292,524
Astronics Corp. *	4,622	129,185
Astronics Corp. Class B *	693	19,456
Axon Enterprise, Inc. *	11,968	877,015
BWX Technologies, Inc.	4,085	253,597
CPI Aerostructures, Inc. *	1,342	9,032
Cubic Corp.	6,175	392,545
Curtiss-Wright Corp.	2,920	411,399
Ducommun, Inc. *	2,355	118,998
HEXCEL Corp.	6,425	471,017
Innovative Solutions & Support, Inc. *	3,248	18,968
Kratos Defense & Security Solutions, Inc. *	17,754	319,750
Mercury Systems, Inc. *	8,267	571,332
Moog, Inc., Class A	6,352	542,016
National Presto Industries, Inc. @	1,177	104,035
Park Aerospace Corp.	4,648	75,623
SIFCO Industries, Inc. *	1,187	4,689
Spirit Aerosystems Holdings, Inc., Class A	6,971	508,046
Triumph Group, Inc.	2,204	55,695
Vectrus, Inc. *	2,671	136,915
Wesco Aircraft Holdings, Inc. *	12,061	132,912
		6,499,012
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc. *	12,229	286,892
Atlas Air Worldwide Holdings, Inc. *	5,507	151,828
Echo Global Logistics, Inc. *	5,962	123,413
Forward Air Corp.	5,515	385,774
HUB Group, Inc., Class A *	6,511	333,949
Radiant Logistics, Inc. *	9,354	52,102
XPO Logistics, Inc. *@	5,795	461,862
		1,795,820
Airlines — 0.6%
Alaska Air Group, Inc.	8,750	592,812
Allegiant Travel Co.	3,245	564,760
Hawaiian Holdings, Inc.	9,213	269,849
JetBlue Airways Corp. *	21,174	396,377
Skywest, Inc.	10,165	656,964
Spirit Airlines, Inc. *	3,315	133,628
		2,614,390
Auto Components — 1.6%
American Axle & Manufacturing Holdings,
Inc. *	22,774	245,048
Autoliv, Inc.	5,961	503,168
BorgWarner, Inc.	14,240	617,731
Cooper Tire & Rubber Co.	10,126	291,123
Cooper-Standard Holdings, Inc. *	3,482	115,463
Dana, Inc.	28,485	518,427
Delphi Technologies PLC	2,052	26,327
Dorman Products, Inc. *	7,027	532,084
Fox Factory Holding Corp. *	7,705	536,037
Gentex Corp.	17,024	493,356
Gentherm, Inc. *	6,526	289,689
Goodyear Tire & Rubber Co. (The)	30,115	468,439
Horizon Global Corp. *	3,431	11,974
LCI Industries	5,143	550,970
Lear Corp. @	4,180	573,496
Modine Manufacturing Co. *	11,514	88,658
Motorcar Parts of America, Inc. *@	4,413	97,218
Shiloh Industries, Inc. *	7,004	24,934
Standard Motor Products, Inc.	4,549	242,098
Stoneridge, Inc. *	5,532	162,198
Strattec Security Corp.	1,541	34,226
Superior Industries International, Inc.	3,031	11,184
Tenneco, Inc. Class A	9,249	121,162
Visteon Corp. *	5,114	442,821
		6,997,831
Automobiles — 0.2%
Harley-Davidson, Inc.	10,877	404,516
Thor Industries, Inc. @	875	65,004
Winnebago Industries, Inc.	6,981	369,853
		839,373
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *@	1,852	699,778
Coca-Cola Consolidated, Inc.	1,354	384,604
Craft Brew Alliance, Inc. *	4,918	81,147
MGP Ingredients, Inc. @	3,495	169,333
National Beverage Corp. *@	4,756	242,651
Primo Water Corp. *@	5,815	65,273
		1,642,786
Biotechnology — 1.7%
Acadia Pharmaceuticals, Inc. *	8,765	374,967
Achillion Pharmaceuticals, Inc. *	23,152	139,606
Acorda Therapeutics, Inc. *@	12,575	25,653
Aduro Biotech, Inc. *	1,186	1,399
Adverum Biotechnologies, Inc. *	8,282	95,409
Agios Pharmaceuticals, Inc. *@	1,978	94,449
Alkermes PLC *	4,984	101,674
Alnylam Pharmaceuticals, Inc. *	8,545	984,128
AMAG Pharmaceuticals, Inc. *@	2,638	32,104
Anika Therapeutics, Inc. *	3,341	173,231
Applied Genetic Technologies Corp. *	2,241	10,129
Aravive, Inc. *	1,937	26,479
Ardelyx, Inc. *	10,642	79,868
Arrowhead Pharmaceuticals, Inc. *@	5,579	353,876
BioSpecifics Technologies Corp. *	1,701	96,855
Bluebird Bio, Inc. *@	4,559	400,052
Blueprint Medicines Corp. *	2,864	229,435
Calithera Biosciences, Inc. *	3,632	20,739
Cellular Biomedicine Group, Inc. *@	2,000	32,480
Chimerix, Inc. *	13,027	26,445
Concert Pharmaceuticals, Inc. *	4,026	37,140
Corvus Pharmaceuticals, Inc. *@	1,065	5,794
Emergent BioSolutions, Inc. *	9,016	486,413
Enanta Pharmaceuticals, Inc. *	4,112	254,039
Exelixis, Inc. *	21,779	383,746
Five Prime Therapeutics, Inc. *	4,603	21,128
Infinity Pharmaceuticals, Inc. *	17,874	17,159
Intrexon Corp. *@	872	4,779
Ionis Pharmaceuticals, Inc. *	7,150	431,931
Karyopharm Therapeutics, Inc. *	2,354	45,126
Kindred Biosciences, Inc. *	3,345	28,366
Ligand Pharmaceuticals, Inc. *@	2,408	251,130
Lineage Cell Therapeutics, Inc. *@	3,419	3,043
MacroGenics, Inc. *	2,337	25,427
Madrigal Pharmaceuticals, Inc. *@	101	9,202
MEI Pharma, Inc. *	6,204	15,386
Merrimack Pharmaceuticals, Inc.	4,336	13,658
Minerva Neurosciences, Inc. *	5,077	36,097
Myriad Genetics, Inc. *	13,779	375,202
Neoleukin Therapeutics, Inc. *	1,970	24,270
Neurocrine Biosciences, Inc. *	7,422	797,791
OPKO Health, Inc. *@	23,063	33,903

The accompanying notes are an integral part of these financial statements.
15

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
PDL BioPharma, Inc. *	18,262	$59,260
Pfenex, Inc. *	2,903	31,875
Retrophin, Inc. *	8,973	127,417
Sage Therapeutics, Inc. *@	3,009	217,220
Sarepta Therapeutics, Inc. *@	4,098	528,806
Spectrum Pharmaceuticals, Inc. *	4,922	17,916
Syndax Pharmaceuticals, Inc. *	6,974	61,232
United Therapeutics Corp. *	796	70,112
Verastem, Inc. *@	9,653	12,935
		7,726,481
Building Products — 2.1%
A.O. Smith Corp.	10,163	484,165
AAON, Inc.	11,897	587,831
Advanced Drainage Systems, Inc.	12,236	475,246
American Woodmark Corp. *	3,248	339,449
Apogee Enterprises, Inc.	5,443	176,898
Armstrong Flooring, Inc. *	5,675	24,232
Armstrong World Industries, Inc.	11,660	1,095,690
Builders FirstSource, Inc. *	23,094	586,819
Continental Building Products, Inc. *	6,826	248,671
Cornerstone Building Brands, Inc. *	10,395	88,462
CSW Industrials, Inc.	1,329	102,333
Fortune Brands Home & Security, Inc.	9,604	627,525
Gibraltar Industries, Inc. *	6,651	335,476
Griffon Corp.	10,377	210,964
Insteel Industries, Inc.	4,690	100,788
Masonite International Corp. *	169	12,204
Owens Corning	7,572	493,089
Patrick Industries, Inc.	4,826	253,027
PGT Innovations, Inc. *	12,429	185,316
Quanex Building Products Corp.	7,483	127,810
Simpson Manufacturing Co., Inc.	9,021	723,755
Trex Co., Inc. *@	15,148	1,361,502
Universal Forest Products, Inc.	13,969	666,321
		9,307,573
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	2,857	242,102
Ares Management Corp., Class A	2,832	101,074
Artisan Partners Asset Management, Inc.,
Class A	10,977	354,777
BGC Partners, Inc., Class A	58,742	348,928
Blucora, Inc. *	10,400	271,856
BrightSphere Investment Group PLC *	5,801	59,286
Cohen & Steers, Inc.	7,453	467,750
Cowen Group, Inc. Class A *	6,131	96,563
Diamond Hill Investment Group, Inc.	739	103,800
Donnelley Financial Solutions, Inc. *	7,095	74,285
Eaton Vance Corp.	6,683	312,029
Evercore, Inc., Class A	9,789	731,826
Federated Investors, Inc., Class B	20,626	672,201
Gain Capital Holdings, Inc. @	9,997	39,488
GAMCO Investors, Inc., Class A	1,700	33,133
Greenhill & Co., Inc.	3,087	52,726
Houlihan Lokey, Inc.	1,002	48,968
Interactive Brokers Group, Inc., Class A @	16,151	752,960
Intl FCStone, Inc. *	3,859	188,435
Invesco Ltd.	27,257	490,081
Janus Henderson Group PLC	16,584	405,479
Ladenburg Thalmann Financial Service
Inc.	35,937	125,061
Lazard Ltd., Class A	7,639	305,254
LPL Financial Holdings, Inc.	6,530	602,393
Manning & Napier, Inc. @	2,524	4,392
Moelis & Co., Class A	3,839	122,541
Morningstar, Inc.	3,198	483,889
Oppenheimer Holdings, Inc., Class A	2,523	69,332
Piper Jaffray Cos.	2,887	230,787
PJT Partners, Inc., Class A	597	26,943
Pzena Investment Management, Inc.,
Class A	4,481	38,626
Safeguard Scientifics, Inc.	5,542	60,851
Silvercrest Asset Management Group, Inc.,
Class A	759	9,548
Stifel Financial Corp.	12,616	765,160
Virtu Financial, Inc., Class A @	5,099	81,533
Virtus Investment Partners, Inc.	1,373	167,122
Waddell & Reed Financial, Inc., Class A @	3,742	62,566
Westwood Holdings Group, Inc.	2,110	62,498
WisdomTree Investments, Inc.	28,811	139,445
		9,205,688
Chemicals — 2.6%
Advanced Emissions Solutions, Inc. @	2,266	23,793
AdvanSix, Inc. *	6,440	128,542
AgroFresh Solutions, Inc. *	3,359	8,666
Albemarle Corp. @	8,394	613,098
American Vanguard Corp.	7,147	139,152
Ashland Global Holdings, Inc.	3,607	276,044
Axalta Coating Systems Ltd. *	18,164	552,186
Balchem Corp.	7,418	753,891
Cabot Corp.	9,527	452,723
Chase Corp.	1,902	225,349
Chemours Co. (The) @	10,027	181,388
Core Molding Technologies, Inc. *	1,500	4,875
Element Solutions, Inc. *	30,212	352,876
Ferro Corp. *	16,853	249,930
Flotek Industries, Inc. *	6,893	13,786
FutureFuel Corp.	10,473	129,761
GCP Applied Technologies, Inc. *	2,256	51,234
H.B. Fuller Co.	10,077	519,671
Hawkins, Inc.	2,398	109,852
Huntsman Corp.	13,650	329,784
Ingevity Corp. *	948	82,836
Innophos Holdings, Inc.	4,500	143,910
Innospec, Inc.	5,199	537,785
Intrepid Potash, Inc. *	15,892	43,067
Koppers Holdings, Inc. *	4,597	175,697
Kraton Corp. *	6,776	171,568
Kronos Worldwide, Inc.	10,857	145,484
Minerals Technologies, Inc.	6,456	372,059
Mosaic Co. (The)	23,015	498,045
NewMarket Corp.	570	277,316
Northern Technologies International Corp.	1,600	22,496
Olin Corp.	2,299	39,658
Omnova Solutions, Inc. *	10,952	110,725
PolyOne Corp.	15,538	571,643
Quaker Chemical Corp. @	896	147,410
Rayonier Advanced Materials, Inc.	12,548	48,184
RPM International, Inc.	6,495	498,556
Scotts Miracle-Gro Co. (The)	3,752	398,387

The accompanying notes are an integral part of these financial statements.
16

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Sensient Technologies Corp.	8,813	$582,451
Stepan Co.	3,991	408,838
Trecora Resources *	5,488	39,239
Tredegar Corp.	7,107	158,842
Trinseo SA	7,865	292,657
Tronox Holdings PLC Class A *	12,458	142,270
Valvoline, Inc.	3,829	81,979
W.R. Grace & Co.	4,369	305,175
Westlake Chemical Corp.	4,157	291,614
		11,704,492
Commercial Banks — 10.3%
1st Source Corp.	5,209	270,243
Allegiance Bancshares, Inc. *	1,614	60,686
American National Bankshares, Inc.	2,356	93,227
Ameris Bancorp	15,532	660,731
AmeriServ Financial, Inc.	4,400	18,480
Arrow Financial Corp.	3,163	119,561
Associated Banc-Corp.	33,353	735,100
Atlantic Capital Bancshares, Inc. *	2,502	45,912
Atlantic Union Bankshares Corp.	12,121	455,144
Banc of California, Inc.	8,558	147,026
Bancfirst Corp.	6,580	410,855
Bancorp, Inc. (The) *	13,385	173,603
BancorpSouth Bank	20,043	629,551
Bank of Hawaii Corp.	9,487	902,783
Bank of Marin Bancorp	2,100	94,605
Bank OZK	3,630	110,733
BankFinancial Corp.	3,364	44,001
BankUnited, Inc.	3,750	137,100
Bankwell Financial Group, Inc.	326	9,402
Banner Corp.	6,855	387,924
Bar Harbor Bankshares	2,489	63,196
BCB Bancorp, Inc.	878	12,108
Berkshire Hills Bancorp, Inc.	7,927	260,640
BOK Financial Corp.	4,438	387,881
Boston Private Financial Holdings, Inc.	18,069	217,370
Bridge Bancorp, Inc.	2,975	99,752
Brookline Bancorp, Inc.	16,454	270,833
Bryn Mawr Bank Corp.	4,448	183,436
C&F Financial Corp.	962	53,227
Cadence BanCorp	6,063	109,922
Camden National Corp.	3,508	161,578
Capital City Bank Group, Inc.	1,890	57,645
Carolina Financial Corp.	4,074	176,119
Cathay General Bancorp	16,356	622,346
CenterState Bank Corp.	14,477	361,635
Central Pacific Financial Corp.	7,849	232,173
Central Valley Community Bancorp	2,688	58,249
Century Bancorp, Inc., Class A	975	87,711
CIT Group, Inc.	6,260	285,644
Citizens & Northern Corp.	852	24,069
Citizens Community Bancorp, Inc.	400	4,888
City Holding Co.	3,198	262,076
Civista Bancshares, Inc.	270	6,480
CNB Financial Corp.	3,264	106,668
Columbia Banking System, Inc.	14,629	595,181
Commerce Bancshares, Inc. @	8,130	552,352
Community Bank System, Inc.	10,370	735,648
Community Trust Bancorp, Inc.	3,934	183,482
Connectone Bancorp, Inc.	6,144	158,024
Cullen/Frost Bankers, Inc.	4,337	424,072
Customers Bancorp, Inc. *	5,348	127,336
CVB Financial Corp.	27,325	589,673
Dime Community Bancshares, Inc.	7,456	155,756
Eagle Bancorp, Inc.	6,328	307,731
East West Bancorp, Inc.	11,036	537,453
Enterprise Bancorp, Inc.	331	11,211
Enterprise Financial Services Corp.	3,837	184,982
Equity Bancshares, Inc., Class A *	2,190	67,605
Farmers & Merchants Bancorp,
Inc./Archbold OH @	1,205	36,331
Farmers National Banc Corp.	6,489	105,900
FB Financial Corp.	630	24,942
Financial Institutions, Inc.	3,165	101,596
First Bancorp	35,131	372,037
First Bancorp, Inc.	2,600	78,598
First Bancorp/Southern Pines NC	4,576	182,628
First Busey Corp.	7,922	217,855
First Business Financial Services, Inc.	551	14,508
First Citizens Bancshares, Inc., Class A	551	293,248
First Commonwealth Financial Corp.	18,560	269,306
First Community Bancshares, Inc.	3,404	105,592
First Financial Bancorp	19,373	492,849
First Financial Bankshares, Inc. @	27,608	969,041
First Financial Corp.	2,768	126,553
First Financial Northwest, Inc.	2,239	33,451
First Foundation, Inc.	6,207	108,002
First Hawaiian, Inc.	1,200	34,620
First Horizon National Corp.	19,448	322,059
First Internet Bancorp	1,284	30,444
First Interstate Bancsystem, Inc., Class A	6,668	279,523
First Merchants Corp.	9,708	403,756
First Mid Bancshares, Inc.	500	17,625
First Midwest Bancorp, Inc.	18,632	429,654
First of Long Island Corp. (The)	5,134	128,761
Flushing Financial Corp.	6,540	141,297
FNB Corp.	24,564	311,963
Franklin Financial Network, Inc.	2,740	94,064
Fulton Financial Corp.	33,159	577,961
German American Bancorp, Inc.	4,050	144,261
Glacier Bancorp, Inc.	19,481	895,931
Great Southern Bancorp, Inc.	2,813	178,119
Great Western Bancorp, Inc.	1,271	44,155
Hancock Whiteny Corp.	7,368	323,308
Hanmi Financial Corp.	7,091	141,785
Harborone Bancorp, Inc. *	7,533	82,788
Heartland Financial USA, Inc.	5,400	268,596
Heritage Commerce Corp.	9,426	120,936
Heritage Financial Corp.	5,733	162,244
Hilltop Holdings, Inc.	25,969	647,407
Home Bancshares, Inc.	14,737	289,729
HomeTrust Bancshares, Inc.	2,644	70,939
Hope Bancorp, Inc.	24,778	368,201
Horizon Bancorp, Inc.	9,114	173,166
Howard Bancorp, Inc. *	499	8,423
Iberiabank Corp.	4,398	329,102
Independent Bank Corp.	5,646	470,029
Independent Bank Group, Inc.	2,477	137,325
International Bancshares Corp.	13,041	561,676
Investors Bancorp, Inc.	2,762	32,909
Lakeland Bancorp, Inc.	6,732	117,002
Lakeland Financial Corp.	5,055	247,341
Live Oak Bancshares, Inc.	500	9,505
Macatawa Bank Corp.	6,741	75,027
Mercantile Bank Corp.	3,731	136,070
Midland States Bancorp, Inc.	1,086	31,451
MidWestOne Financial Group, Inc.	613	22,209

The accompanying notes are an integral part of these financial statements.
17

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
National Bank Holdings Corp., Class A	5,759	$202,832
NBT Bancorp, Inc.	8,112	329,023
Nicolet Bankshares, Inc. *	1,020	75,327
Northeast Bank *	2,190	48,158
Northrim Bancorp, Inc.	1,680	64,344
OFG Bancorp	10,569	249,534
Old National Bancorp	29,051	531,343
Old Second Bancorp, Inc.	2,244	30,227
Opus Bank	4,401	113,854
Pacific Mercantile Bancorp *	2,500	20,300
Pacific Premier Bancorp, Inc.	6,414	209,128
PacWest Bancorp	6,913	264,560
Park National Corp.	3,197	327,309
Peapack Gladstone Financial Corp.	4,278	132,190
Penns Woods Bancorp, Inc.	1,738	61,803
People's United Financial, Inc.	41,235	696,871
People's Utah Bancorp	3,598	108,372
Peoples Bancorp, Inc.	4,491	155,658
Pinnacle Financial Partners, Inc.	3,114	199,296
Popular, Inc.	10,180	598,075
Preferred Bank	3,337	200,520
Premier Financial Bancorp, Inc.	1,726	31,310
Prosperity Bancshares, Inc.	9,198	661,244
QCR Holdings, Inc.	3,022	132,545
Renasant Corp.	8,712	308,579
Republic Bancorp, Inc., Class A	3,994	186,919
Republic First Bancorp, Inc. *	3,546	14,822
S&T Bancorp, Inc.	6,802	274,053
Sandy Spring Bancorp, Inc.	6,300	238,644
Seacoast Banking Corp. of Florida *	5,668	173,271
Select Bancorp, Inc. *	200	2,460
ServisFirst Bancshares, Inc.	6,378	240,323
Sierra Bancorp	3,623	105,502
Signature Bank	4,291	586,193
Simmons First National Corp., Class A	15,870	425,157
South State Corp.	6,422	557,108
Southern First Bancshares, Inc. *	1,759	74,740
Southern National Bancorp of Virginia, Inc.	3,875	63,356
Southside Bancshares, Inc.	6,142	228,114
Sterling Bancorp	40,698	857,914
Stock Yards Bancorp, Inc.	4,336	178,036
Summit Financial Group, Inc.	392	10,619
Synovus Financial Corp.	10,832	424,614
TCF Financial Corp.	32,127	1,503,544
Texas Capital Bancshares, Inc. *	3,548	201,420
Tompkins Financial Corp.	2,420	221,430
TowneBank	6,582	183,111
Trico Bancshares	5,350	218,333
TriState Capital Holdings, Inc. *	6,765	176,702
Triumph Bancorp, Inc. *	4,016	152,688
Trustmark Corp.	12,329	425,474
UMB Financial Corp.	10,042	689,283
Umpqua Holdings Corp.	9,156	162,061
United Bankshares, Inc.	11,450	442,657
United Community Banks, Inc.	15,117	466,813
Univest Financial Corp	6,110	163,626
Valley National Bancorp	75,975	869,914
Veritex Holdings, Inc.	7,096	206,706
Washington Trust Bancorp, Inc.	3,000	161,370
Webster Financial Corp.	3,323	177,315
WesBanco, Inc.	12,954	489,532
West Bancorp, Inc.	3,998	102,469
Westamerica Bancorp	5,298	359,045
Western Alliance Bancorp	5,446	310,422
Wintrust Financial Corp.	5,592	396,473
Zions Bancorp NA	11,502	597,184
		45,708,436
Commercial Services & Supplies — 2.9%
ABM Industries, Inc.	14,023	528,807
ACCO Brands Corp.	19,452	182,071
ARC Document Solutions, Inc. *	5,486	7,626
Brady Corp., Class A	9,812	561,835
Brink's Co. (The)	7,356	667,042
Casella Waste Systems, Inc., Class A *	9,857	453,718
Ceco Environmental Corp. *	4,211	32,256
Cimpress PLC *@	6,005	755,249
Civeo Corp. *	16,915	21,820
Clean Harbors, Inc. *	12,448	1,067,416
Covanta Holding Corp.	25,646	380,587
Deluxe Corp.	8,496	424,120
Ennis, Inc.	5,800	125,570
Healthcare Services Group, Inc. @	7,841	190,693
Heritage-Crystal Clean, Inc. *	3,229	101,294
Herman Miller, Inc.	12,375	515,419
HNI Corp.	7,981	298,968
Iaa, Inc. *	7,649	359,962
Interface, Inc.	12,507	207,491
KAR Auction Services, Inc. @	5,924	129,084
Kimball International, Inc., Class B	8,557	176,873
Knoll, Inc.	10,471	264,497
Matthews International Corp., Class A	6,646	253,678
Mcgrath Rentcorp	5,000	382,700
Mobile Mini, Inc.	8,863	335,996
MSA Safety, Inc.	8,699	1,099,206
NL Industries, Inc. *	7,891	30,854
Pico Holdings, Inc. *	2,830	31,470
Pitney Bowes, Inc. @	4,177	16,833
Quad/Graphics, Inc. @	4,591	21,440
SP Plus Corp. *	5,058	214,611
Steelcase, Inc., Class A	16,551	338,633
Stericycle, Inc. *@	4,583	292,441
Team, Inc. *@	6,603	105,450
Tetra Tech, Inc.	13,369	1,151,873
UniFirst Corp.	3,000	605,940
US Ecology, Inc.	4,572	264,764
Viad Corp.	4,330	292,275
Virco Manufacturing Corp.	2,494	10,575
VSE Corp.	2,564	97,535
		12,998,672
Communications Equipment — 1.1%
Acacia Communications, Inc. *	545	36,957
ADTRAN, Inc.	10,951	108,305
Applied Optoelectronics, Inc. *@	4,381	52,046
Bk Technologies Corp. *	2,000	6,200
CalAmp Corp. *	7,114	68,152
Ciena Corp. *	27,004	1,152,801
Clearfield, Inc. *	3,231	45,040
CommScope Holding Co., Inc. *	3,352	47,565
Communications Systems, Inc.	1,418	8,749
Comtech Telecommunications Corp.	5,019	178,124
Digi International, Inc. *	5,749	101,872

The accompanying notes are an integral part of these financial statements.
18

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
EMCORE Corp. *	4,428	$13,461
F5 Networks, Inc. *	2,328	325,105
Harmonic, Inc. *	10,330	80,574
Infinera Corp. *@	22,351	177,467
InterDigital, Inc.	5,953	324,379
Juniper Networks, Inc.	5,414	133,347
KVH Industries, Inc. *	5,534	61,593
Lantronix, Inc. *	1,100	3,905
Lumentum Holdings, Inc. *	5,615	445,270
NETGEAR, Inc. *	6,587	161,447
NetScout Systems, Inc. *	12,873	309,853
Network-1 Technologies, Inc.	1,343	2,928
Optical Cable Corp. *	374	1,216
PC-Tel, Inc. *	4,100	34,727
Plantronics, Inc. @	745	20,368
Ribbon Communications, Inc. *	13,960	43,276
Tessco Technologies, Inc.	1,000	11,220
Ubiquiti, Inc. @	367	69,356
Viasat, Inc. *	4,646	340,064
Viavi Solutions, Inc. *	33,947	509,205
		4,874,572
Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	21,568
Avid Technology, Inc. *	14,913	127,953
CCUR Holdings, Inc. *	1,362	5,925
Diebold Nixdorf, Inc. *@	2,237	23,623
Intevac, Inc. *	4,883	34,474
Pure Storage, Inc., Class A *	8,857	151,543
Super Micro Computer, Inc. *	2,692	64,662
Transact Technologies, Inc.	1,515	16,619
Xerox Holdings Corp. *	28,195	1,039,550
		1,485,917
Construction & Engineering — 1.2%
AECOM *	10,667	460,068
Aegion Corp. *	7,119	159,252
Ameresco, Inc., Class A *	6,298	110,215
Arcosa, Inc.	1,853	82,551
Argan, Inc.	1,886	75,704
Comfort Systems USA, Inc.	6,794	338,681
Dycom Industries, Inc. *	6,260	295,159
EMCOR Group, Inc.	9,013	777,822
Fluor Corp.	6,585	124,325
Goldfield Corp. (The) *	11,707	41,560
Granite Construction, Inc. @	9,465	261,896
Great Lakes Dredge & Dock Corp. *	16,460	186,492
IES Holdings, Inc. *	4,932	126,555
MasTec, Inc. *	7,480	479,917
MYR Group, Inc. *	3,408	111,067
Northwest Pipe Co. *	1,898	63,222
NV5 Global, Inc. *	2,453	123,754
Orion Marine Group, Inc. *	3,431	17,807
Primoris Services Corp.	10,526	234,098
Quanta Services, Inc.	9,091	370,095
Sterling Construction Co., Inc. *	5,413	76,215
Tutor Perini Corp. *@	10,146	130,477
Valmont Industries, Inc.	4,290	642,556
		5,289,488
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	130,460
Forterra, Inc. *	1,512	17,479
Summit Materials, Inc., Class A *	5,300	126,670
United States Lime & Minerals, Inc.	1,679	151,613
US Concrete, Inc. *	3,055	127,271
		553,493
Consumer Finance — 0.9%
Atlanticus Holdings Corp. *	5,476	49,339
Consumer Portfolio Services, Inc. *	7,272	24,507
Credit Acceptance Corp. *@	170	75,196
Encore Capital Group, Inc. *	6,224	220,081
Enova International, Inc. *	7,369	177,298
Ezcorp, Inc., Class A *	10,752	73,329
FirstCash, Inc.	11,198	902,895
Green Dot Corp., Class A *	9,784	227,967
LendingClub Corp. *	8,351	105,390
Navient Corp.	25,118	343,614
Nelnet, Inc., Class A	6,172	359,457
OneMain Holdings, Inc.	8,524	359,286
PRA Group, Inc. *	9,204	334,105
Regional Management Corp. *	2,592	77,838
Santander Consumer USA Holdings, Inc.	16,393	383,104
SLM Corp.	14,278	127,217
World Acceptance Corp. *	1,946	168,134
		4,008,757
Containers & Packaging — 0.8%
AptarGroup, Inc.	4,442	513,584
Berry Plastics Group, Inc. *	10,559	501,447
Crown Holdings, Inc. *	5,848	424,214
Graphic Packaging Holding Co.	8,918	148,485
Greif, Inc., Class B	1,193	61,762
Greif, Inc., Class A	5,187	229,265
Myers Industries, Inc.	8,111	135,291
Sealed Air Corp.	12,255	488,117
Silgan Holdings, Inc.	16,218	504,055
Sonoco Products Co.	7,641	471,603
UFP Technologies, Inc. *	913	45,294
		3,523,117
Distributors — 0.3%
Core-Mark Holding Co., Inc.	8,938	243,024
LKQ Corp. *	9,154	326,798
Pool Corp.	3,189	677,280
Weyco Group, Inc.	1,489	39,384
		1,286,486
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. *	10,328	361,170
American Public Education, Inc. *	3,824	104,739
Bright Horizons Family Solutions, Inc. *	2,527	379,783
Carriage Services, Inc.	3,469	88,806
Chegg, Inc. *	6,405	242,814
Collectors Universe, Inc.	1,790	41,259
Frontdoor, Inc. *	2,710	128,508
Graham Holdings Co., Class B	523	334,192
Grand Canyon Education, Inc. *	8,480	812,299
H&R Block, Inc. @	13,196	309,842
Houghton Mifflin Harcourt Co. *	14,959	93,494
K12, Inc. *	8,196	166,789
Perdoceo Education Corp. *	13,672	251,428
Regis Corp. *	8,486	151,645
Service Corp. International	12,310	566,629
ServiceMaster Global Holdings, Inc. *	10,611	410,221
Strategic Education, Inc.	3,002	477,018
Universal Technical Institute, Inc. *	5,900	45,489
WW International, Inc. *	6,398	244,468
Zovio, Inc. *	3,315	6,829
		5,217,422

The accompanying notes are an integral part of these financial statements.
19

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc. *	1,856	$15,349
Cannae Holdings, Inc. *	4,237	157,574
Jefferies Financial Group, Inc.	24,499	523,544
Marlin Business Services Corp.	3,196	70,248
On Deck Capital, Inc. *	14,292	59,169
Voya Financial, Inc.	11,507	701,697
		1,527,581
Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group,
Inc. *	2,448	4,333
ATN International, Inc.	3,292	182,344
Cincinnati Bell, Inc. *@	6,675	69,887
Cogent Communications Holdings, Inc.	11,951	786,495
Consolidated Communications Holdings,
Inc. @	8,637	33,512
GCI Liberty, Inc., Class A *	8,984	636,516
IDT Corp., Class B *	6,820	49,172
Intelsat SA *@	9,952	69,963
Orbcomm, Inc. *	17,501	73,679
Vonage Holdings Corp. *	46,407	343,876
Zayo Group Holdings, Inc. *	9,177	317,983
		2,567,760
Electric Utilities — 1.0%
Allete, Inc.	10,480	850,662
El Paso Electric Co.	9,131	619,904
Genie Energy Ltd., Class B	4,900	37,877
Hawaiian Electric Industries, Inc.	8,115	380,269
IDACORP, Inc.	3,214	343,255
MGE Energy, Inc.	7,061	556,548
OGE Energy Corp.	4,121	183,261
Otter Tail Corp.	7,365	377,751
PNM Resources, Inc.	16,209	821,958
Portland General Electric Co.	6,399	357,000
Spark Energy, Inc., Class A @	2,000	18,460
		4,546,945
Electrical Equipment — 1.3%
Acuity Brands, Inc.	2,065	284,970
Allied Motion Technologies, Inc.	2,312	112,132
Atkore International Group, Inc. *	9,891	400,190
AZZ, Inc.	5,198	238,848
Encore Wire Corp.	4,184	240,162
EnerSys	8,454	632,613
Espey Manufacturing & Electronics Corp.	565	12,204
Generac Holdings, Inc. *	14,198	1,428,177
Hubbell, Inc.	4,209	622,174
LSI Industries, Inc.	3,137	18,979
nVent Electric PLC	1,295	33,126
Powell Industries, Inc.	3,021	147,999
Preformed Line Products Co.	1,398	84,369
Regal Beloit Corp.	6,159	527,272
Sensata Technologies Holding PLC *	11,437	616,111
Sunrun, Inc. *@	8,165	112,759
Thermon Group Holdings, Inc. *	7,133	191,164
TPI Composites, Inc. *	564	10,440
Ultralife Corp. *	3,600	26,604
Vicor Corp. *	5,666	264,715
		6,005,008
Electronic Equipment, Instruments & Components — 3.6%
Anixter International, Inc. *	6,907	636,135
Arlo Technologies, Inc. *	16,012	67,410
Arrow Electronics, Inc. *	10,507	890,363
Avnet, Inc.	13,159	558,468
AVX Corp.	15,493	317,142
Badger Meter, Inc.	5,392	350,103
Bel Fuse, Inc., Class B	3,168	64,944
Belden, Inc.	9,004	495,220
Benchmark Electronics, Inc.	7,901	271,478
Cognex Corp.	10,272	575,643
Coherent, Inc. *	520	86,502
CTS Corp.	6,694	200,887
Daktronics, Inc.	11,985	72,989
Data I/O Corp. *	4,458	18,679
Dolby Laboratories, Inc., Class A	974	67,011
ePlus, Inc. *	2,400	202,296
Fabrinet *	7,181	465,616
FARO Technologies, Inc. *	3,545	178,491
Flex Ltd. *	26,859	338,961
FLIR Systems, Inc.	6,022	313,566
Frequency Electronics, Inc. *	1,400	14,294
IEC Electronics Corp. *	800	7,272
II-VI, Inc. *@	15,901	535,387
Insight Enterprises, Inc. *	6,742	473,895
IPG Photonics Corp. *	1,161	168,252
Itron, Inc. *	8,406	705,684
Jabil, Inc.	4,847	200,326
Kemet Corp.	12,384	334,987
Key Tronic Corp. *	1,700	9,248
Kimball Electronics, Inc. *	5,879	103,176
Knowles Corp. *	11,920	252,108
LightPath Technologies, Inc., Class A *	4,009	2,906
Littelfuse, Inc.	4,934	943,874
Methode Electronics, Inc.	7,927	311,927
MTS Systems Corp.	3,800	182,514
NAPCO Security Technologies, Inc. *	4,850	142,541
National Instruments Corp.	8,623	365,098
Novanta, Inc. *	4,922	435,302
OSI Systems, Inc. *	3,527	355,310
PAR Technology Corp. *@	3,000	92,220
PC Connection, Inc.	5,585	277,351
Perceptron, Inc. *	1,100	6,050
Plexus Corp. *	5,984	460,409
Richardson Electronics Ltd.	2,700	15,201
Rogers Corp. *	3,568	445,037
Sanmina Corp. *	13,614	466,143
Scansource, Inc. *	5,628	207,955
SYNNEX Corp.	3,640	468,832
Tech Data Corp. *	4,480	643,328
TTM Technologies, Inc. *	20,635	310,557
Vishay Intertechnology, Inc.	34,292	730,077
Vishay Precision Group, Inc. *	3,234	109,956
Wayside Technology Group, Inc.	315	5,103
		15,954,224
Energy Equipment & Services — 0.9%
Archrock, Inc.	21,713	217,999
Basic Energy Services, Inc. *	3,202	849
Core Laboratories NV @	2,189	82,460
Dawson Geophysical Co. *	2,775	6,660
Diamond Offshore Drilling, Inc. *@	20,830	149,768

The accompanying notes are an integral part of these financial statements.
20

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
DMC Global, Inc. @	2,998	$134,730
Dril-Quip, Inc. *	6,853	321,474
Era Group, Inc. *	6,415	65,241
Exterran Corp. *	8,570	67,103
Forum Energy Technologies, Inc. *	13,194	22,166
Frank's International NV *	12,111	62,614
Geospace Technologies Corp. *	1,646	27,603
Gulf Island Fabrication, Inc. *	1,823	9,243
Helix Energy Solutions Group, Inc. *	17,953	172,887
Helmerich & Payne, Inc.	7,229	328,413
ION Geophysical Corp. *	1,706	14,808
KLX Energy Services Holdings, Inc. *	3,833	24,685
Matrix Service Co. *	5,785	132,361
McDermott International, Inc. *@	19,039	12,882
Mitcham Industries, Inc. *	2,601	7,465
Nabors Industries Ltd.	50,859	146,474
National Oilwell Varco, Inc.	15,617	391,206
Natural Gas Services Group, Inc. *	3,685	45,178
Newpark Resources, Inc. *	20,693	129,745
Noble Corp. PLC *	29,917	36,499
Oceaneering International, Inc. *	19,653	293,026
Oil States International, Inc. *	7,268	118,541
Patterson-UTI Energy, Inc.	599	6,289
RigNet, Inc. *	2,347	15,490
SEACOR Holdings, Inc. *	3,874	167,163
SEACOR Marine Holdings, Inc. *	5,046	69,584
Tetra Technologies, Inc. *	15,222	29,835
Transocean Ltd. *@	46,000	316,480
U.S. Silica Holdings, Inc. @	13,442	82,668
Valaris PLC *@	26,586	174,404
		3,883,993
Entertainment — 0.5%
AMC Entertainment Holdings, Inc.,
Class A @	6,707	48,559
Ballantyne Strong, Inc. *	3,464	11,223
Cinemark Holdings, Inc. @	1,868	63,232
Gaia, Inc. *@	1,407	11,242
Glu Mobile, Inc. *	14,543	87,985
IMAX Corp. *	4,817	98,411
Lions Gate Entertainment Corp., Class A *	4,059	43,269
Lions Gate Entertainment Corp., Class B *	5,120	50,842
Madison Square Garden Co. (The),
Class A *	500	147,095
Marcus Corp. (The)	4,500	142,965
Reading International, Inc., Class A *	4,951	55,402
Roku, Inc. *@	3,533	473,069
Rosetta Stone, Inc. *	1,222	22,167
World Wrestling Entertainment, Inc.,
Class A @	2,212	143,492
Zynga, Inc., Class A *	155,342	950,693
		2,349,646
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	6,913	174,761
Casey's General Stores, Inc.	2,566	407,968
Chefs' Warehouse Inc. (The) *	6,038	230,108
Ingles Markets, Inc., Class A	2,846	135,213
Natural Grocers by Vitamin Cottage, Inc.	2,710	26,748
Performance Food Group Co. *	5,713	294,105
PriceSmart, Inc.	6,117	434,429
SpartanNash Co.	8,657	123,276
Sprouts Farmers Market, Inc. *	8,100	156,735
United Natural Foods, Inc. *	8,554	74,933
US Foods Holding Corp. *	9,874	413,622
Village Super Market, Inc., Class A	2,388	55,402
Weis Markets, Inc.	5,514	223,262
		2,750,562
Food Products — 1.8%
B&G Foods, Inc. @	23,846	427,559
Bunge Ltd.	9,297	535,042
Cal-Maine Foods, Inc.	8,148	348,327
Calavo Growers, Inc. @	3,350	303,476
Coffee Holding Co., Inc. *	600	2,760
Darling Ingredients, Inc. *	37,935	1,065,215
Dean Foods Co. @	11,073	664
Farmer Bros. Co. *	3,998	60,210
Flowers Foods, Inc.	12,107	263,206
Fresh Del Monte Produce, Inc.	9,718	339,936
Hostess Brands, Inc. *	4,664	67,815
Ingredion, Inc.	4,253	395,316
J&J Snack Foods Corp.	4,900	902,923
John B. Sanfilippo & Son, Inc.	2,254	205,745
Lancaster Colony Corp.	5,159	825,956
Landec Corp. *	7,274	82,269
Lifeway Foods, Inc. *	3,800	7,562
Limoneira Co.	2,072	39,845
Pilgrim's Pride Corp. *	5,624	183,989
Post Holdings, Inc. *	5,411	590,340
Rocky Mountain Chocolate Factory, Inc.	1,260	11,630
Sanderson Farms, Inc.	6,194	1,091,507
Seaboard Corp.	20	85,011
Seneca Foods Corp., Class A *	2,138	87,209
Tootsie Roll Industries, Inc. @	8,150	278,241
TreeHouse Foods, Inc. *	225	10,912
		8,212,665
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	3,064	293,623
National Fuel Gas Co.	4,531	210,873
New Jersey Resources Corp.	19,713	878,609
Northwest Natural Holding Co.	5,935	437,588
ONE Gas, Inc.	9,334	873,382
RGC Resources, Inc.	600	17,148
South Jersey Industries, Inc. @	17,084	563,430
Southwest Gas Corp.	4,554	345,967
Spire, Inc.	11,344	945,069
		4,565,689
Health Care Equipment & Supplies — 3.5%
ABIOMED, Inc. *	2,553	435,516
Accuray, Inc. *	14,711	41,485
Angiodynamics, Inc. *	7,968	127,568
Apollo Endosurgery, Inc. *@	1,905	5,429
Atrion Corp.	374	281,061
Avanos Medical, Inc. *	8,986	302,828
Cantel Medical Corp. @	10,310	730,979
CONMED Corp.	6,792	759,549
CryoLife, Inc. *	8,010	216,991
Cutera, Inc. *	3,187	114,127
Electromed, Inc. *	2,929	25,336
FONAR Corp. *	1,982	39,026
Globus Medical, Inc., Class A *	18,325	1,078,976
Haemonetics Corp. *	12,126	1,393,277
Heska Corp. *	1,387	133,069
Hill-Rom Holdings, Inc.	5,319	603,866
ICU Medical, Inc. *	3,065	573,523
Inogen, Inc. *	3,628	247,901
Insulet Corp. *	4,730	809,776
Integer Holdings Corp. *	6,581	529,310
The accompanying notes are an integral part of these financial statements.
21

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Integra LifeSciences Holdings Corp. *	16,147	$941,047
IntriCon Corp. *@	1,000	18,000
Invacare Corp.	9,456	85,293
Iridex Corp. *	671	1,503
Lantheus Holdings, Inc. *	8,245	169,105
LeMaitre Vascular, Inc. @	3,866	138,983
LivaNova PLC *	5,780	435,985
Masimo Corp. *	4,143	654,843
Meridian Bioscience, Inc.	10,411	101,715
Merit Medical Systems, Inc. *	10,450	326,249
Mesa Laboratories, Inc. @	788	196,527
Misonix, Inc. *	2,200	40,942
Natus Medical, Inc. *	6,850	225,982
Neogen Corp. *	7,090	462,693
Novocure Ltd. *	7,372	621,238
NuVasive, Inc. *	9,715	751,358
Nuvectra Corp. *	4,525	430
OraSure Technologies, Inc. *	14,221	114,195
Orthofix Medical, Inc. *	3,915	180,795
Penumbra, Inc. *@	2,535	416,424
Quidel Corp. *	7,203	540,441
RTI Surgical Holdings Inc *	15,534	42,563
SeaSpine Holdings Corp. *	2,964	35,598
SurModics, Inc. *	3,056	126,610
Utah Medical Products, Inc.	831	89,665
Varex Imaging Corp. *	2,200	65,582
West Pharmaceutical Services, Inc.	1,000	150,330
		15,383,689
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc. *@	4,406	146,367
Addus HomeCare Corp. *	2,638	256,466
Amedisys, Inc. *	7,540	1,258,577
American Renal Associates Holdings, Inc. *	3,424	35,507
AMN Healthcare Services, Inc. *	12,615	786,041
BioTelemetry, Inc. *	6,594	305,302
Brookdale Senior Living, Inc. *	15,683	114,015
Capital Senior Living Corp. *	10,327	31,910
Chemed Corp.	3,195	1,403,436
Corvel Corp. *	3,554	310,477
Cross Country Healthcare, Inc. *	9,103	105,777
CynergisTek, Inc. *	2,905	9,586
DaVita, Inc. *	10,027	752,326
Digirad Corp. *	210	542
Diplomat Pharmacy, Inc. *	7,290	29,160
Encompass Health Corp.	7,365	510,174
Ensign Group, Inc. (The)	12,396	562,407
Enzo Biochem, Inc. *	9,744	25,627
Guardant Health, Inc. *	5,181	404,843
HealthEquity, Inc. *	7,664	567,672
LHC Group, Inc. *	7,231	996,143
Magellan Health, Inc. *	4,712	368,714
MEDNAX, Inc. *	2,085	57,942
Molina Healthcare, Inc. *	3,919	531,769
National Healthcare Corp.	3,000	259,290
National Research Corp.	5,162	340,382
Option Care Health, Inc. *	9,341	34,842
Owens & Minor, Inc.	7,490	38,723
Patterson Cos., Inc. @	6,194	126,853
Pennant Group Inc. (The) *	6,498	214,889
Premier, Inc., Class A *	1,300	49,244
Providence Service Corp. (The) *	2,749	162,686
Psychemedics Corp.	2,439	22,317
RadNet, Inc. *	10,696	217,129
Select Medical Holdings Corp. *	26,888	627,566
Surgery Partners, Inc. *	1,077	16,860
Tenet Healthcare Corp. *	16,691	634,759
Tivity Health, Inc. *@	5,834	118,693
Triple-S Management Corp., Class B *	5,643	104,339
U.S. Physical Therapy, Inc.	2,557	292,393
		12,831,745
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc. *	31,571	309,869
Computer Programs & Systems, Inc.	2,670	70,488
Evolent Health, Inc., Class A *@	3,026	27,385
HealthStream, Inc. *	6,577	178,894
HMS Holdings Corp. *	20,254	599,519
NextGen Healthcare, Inc. *	13,127	210,951
Omnicell, Inc. *	8,383	685,059
Simulations Plus, Inc.	3,432	99,768
Teladoc Health, Inc. *@	4,229	354,052
		2,535,985
Hotels, Restaurants & Leisure — 3.2%
BBQ Holdings, Inc. *	2,602	10,226
BBX Capital Corp.	2,088	9,960
Biglari Holdings, Inc., Class A *	7	4,200
Biglari Holdings, Inc., Class B *	74	8,467
BJ's Restaurants, Inc.	3,923	148,917
Bloomin' Brands, Inc.	17,597	388,366
Brinker International, Inc. @	11,556	485,352
Caesars Entertainment Corp. *	41,187	560,143
Carrols Restaurant Group, Inc. *	8,916	62,858
Cheesecake Factory, Inc. (The) @	8,694	337,849
Choice Hotels International, Inc. @	10,908	1,128,214
Churchill Downs, Inc.	4,317	592,292
Chuy's Holdings, Inc. *	3,969	102,876
Cracker Barrel Old Country Store, Inc.	3,034	466,447
Dave & Buster's Entertainment, Inc. @	6,312	253,553
Del Taco Restaurants, Inc. *	9,103	71,959
Denny's Corp. *	17,545	348,795
DineEquity, Inc. @	1,127	94,127
Dover Motorsports, Inc.	4,000	7,440
Drive Shack, Inc. *@	17,393	63,658
Dunkin' Brands Group, Inc.	5,619	424,459
El Pollo Loco Holdings, Inc. *	4,284	64,860
Eldorado Resorts, Inc. *@	7,498	447,181
Everi Holdings, Inc. *	4,400	59,092
Extended Stay America, Inc.	8,000	118,880
Fiesta Restaurant Group, Inc. *	6,458	63,870
Habit Restaurants, Inc. (The), Class A *	2,386	24,886
Hilton Grand Vacations, Inc. *	559	19,224
International Game Technology PLC @	969	14,506
Jack in the Box, Inc. @	7,279	567,980
Lindblad Expeditions Holdings, Inc. *	9,143	149,488
Luby's, Inc. *	7,260	15,972
Marriott Vacations Worldwide Corp.	9,427	1,213,821
Monarch Casino & Resort, Inc. *	1,490	72,339
Nathan's Famous, Inc.	1,394	98,807
Papa John's International, Inc.	10,862	685,935
Penn National Gaming, Inc. *	11,868	303,346
Planet Fitness, Inc. Class A *	14,937	1,115,495

The accompanying notes are an integral part of these financial statements.
22

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Playa Hotels & Resorts NV *	1,000	$8,400
Potbelly Corp. *	6,131	25,873
RCI Hospitality Holdings, Inc.	2,209	45,285
Red Lion Hotels Corp. *	7,375	27,509
Red Robin Gourmet Burgers, Inc. *	2,986	98,598
Ruth's Hospitality Group, Inc.	5,962	129,763
Scientific Games Corp., Class A *	900	24,102
SeaWorld Entertainment, Inc. *	3,757	119,134
Shake Shack, Inc., Class A *@	2,567	152,916
Six Flags Entertainment Corp.	3,778	170,426
Texas Roadhouse, Inc.	17,624	992,584
Town Sports International Holdings, Inc. *	8,000	13,680
Wendy's Co. (The)	49,718	1,104,237
Wingstop, Inc.	2,302	198,501
Wyndham Destinations, Inc.	1,300	67,197
Wyndham Hotels & Resorts, Inc.	6,210	390,050
		14,174,095
Household Durables — 2.2%
Bassett Furniture Industries, Inc.	2,600	43,368
Beazer Homes USA, Inc. *	1,643	23,216
Cavco Industries, Inc. *	1,874	366,142
Century Communities, Inc. *	5,284	144,517
CSS Industries, Inc.	2,100	9,261
Dixie Group, Inc. (The) *	1,200	1,368
Ethan Allen Interiors, Inc.	5,445	103,782
Flexsteel Industries, Inc.	1,493	29,740
Green Brick Partners, Inc. *	4,024	46,195
Hamilton Beach Brands Holding Co.,
Class A	2,000	38,200
Helen of Troy Ltd. *	6,811	1,224,550
Hooker Furniture Corp.	2,500	64,225
Installed Building Products, Inc. *	6,010	413,909
iRobot Corp. *@	5,565	281,756
KB Home	21,141	724,502
La-Z-Boy, Inc.	9,134	287,538
Leggett & Platt, Inc.	8,250	419,347
Libbey, Inc. *	7,340	10,643
Lifetime Brands, Inc.	3,200	22,240
M.D.C. Holdings, Inc.	12,404	473,337
M/I Homes, Inc. *	5,641	221,973
Meritage Homes Corp. *	10,314	630,288
New Home Co., Inc. (The) *	3,433	15,998
Newell Brands, Inc.	29,428	565,606
Orleans Homebuilders, Inc. *@§	4,953	—
PulteGroup, Inc.	12,367	479,840
Skyline Champion Corp. *	2,906	92,120
Taylor Morrison Home Corp., Class A *	9,818	214,621
Tempur Sealy International, Inc. *	6,494	565,368
Toll Brothers, Inc.	18,692	738,521
TopBuild Corp. *	4,720	486,538
TRI Pointe Group, Inc. *@	28,274	440,509
Tupperware Brands Corp.	11,712	100,489
Universal Electronics, Inc. *	3,172	165,769
VOXX International Corp. *	3,284	14,384
William Lyon Homes, Class A *	5,111	102,118
ZAGG, Inc. *@	6,699	54,329
		9,616,307
Household Products — 0.3%
Central Garden & Pet Co. *@	2,917	90,631
Central Garden & Pet Co., Class A *	7,899	231,915
Spectrum Brands Holdings, Inc.	4,389	282,169
WD-40 Co. @	2,752	534,273
		1,138,988
Independent Power Producers & Energy Traders — 0.3%
Atlantica Yield PLC	1,800	47,502
Clearway Energy, Inc., Class A	6,260	119,691
Clearway Energy, Inc., Class C	11,658	232,577
Ormat Technologies, Inc.	8,775	653,913
Pattern Energy Group, Inc., Class A	11,892	318,171
TerraForm Power, Inc., Class A	1,900	29,241
		1,401,095
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	3,012	487,462
Raven Industries, Inc.	7,343	253,040
		740,502
Insurance — 3.8%
Ambac Financial Group, Inc. *	9,649	208,129
American Equity Investment Life
Holding Co.	17,733	530,749
American National Insurance Co.	1,527	179,697
AMERISAFE, Inc.	3,769	248,867
Argo Group International Holdings Ltd.	7,513	493,980
Assurant, Inc.	4,647	609,129
Assured Guaranty Ltd.	5,276	258,629
Athene Holding Ltd., Class A *	10,158	477,731
Axis Capital Holdings Ltd.	4,913	292,029
Brighthouse Financial, Inc. *	5,795	227,338
Citizens, Inc. *@	11,958	80,716
CNO Financial Group, Inc.	45,733	829,139
Crawford & Co., Class A	8,228	94,375
Crawford & Co., Class B	4,945	50,192
Donegal Group, Inc., Class A	5,984	88,683
eHealth, Inc. *@	4,939	474,539
Employers Holdings, Inc.	6,325	264,069
Enstar Group Ltd. *	1,353	279,882
Erie Indemnity Co., Class A @	856	142,096
FBL Financial Group, Inc., Class A	5,048	297,479
FedNat Holding Co.	3,068	51,021
First American Financial Corp.	8,052	469,593
Genworth Financial, Inc., Class A *	14,918	65,639
Global Indemnity Ltd.	2,787	82,579
Greenlight Capital Re Ltd., Class A *@	7,144	72,226
Hallmark Financial Services, Inc. *	5,700	100,149
Hanover Insurance Group, Inc. (The)	2,430	332,108
HCI Group, Inc.	1,727	78,837
Heritage Insurance Holdings, Inc.	3,869	51,264
Horace Mann Educators Corp.	7,635	333,344
Independence Holding Co.	3,115	131,079
Investors Title Co.	393	62,566
James River Group Holdings Ltd.	829	34,163
Kemper Corp.	17,267	1,338,192
Kingstone Cos, Inc.	2,759	21,382
Kinsale Capital Group, Inc.	400	40,664
Maiden Holdings Ltd. *	18,753	14,065
MBIA, Inc. *	29,495	274,303
Mercury General Corp.	12,090	589,146
National General Holdings Corp.	17,357	383,590
Old Republic International Corp.	23,032	515,226
Primerica, Inc.	8,809	1,150,103
ProAssurance Corp.	10,680	385,975
Protective Insurance Corp., Class B	1,818	29,252
RenaissanceRe Holdings Ltd.	2,704	530,038
RLI Corp.	9,126	821,522
Safety Insurance Group, Inc.	3,658	338,475
Selective Insurance Group, Inc.	13,673	891,343

The accompanying notes are an integral part of these financial statements.
23

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
State Auto Financial Corp.	9,300	$288,486
Stewart Information Services Corp.	5,055	206,193
Third Point Reinsurance Ltd. *	655	6,891
Unico American Corp. *	1,700	10,710
United Fire Group, Inc.	5,088	222,498
United Insurance Holdings Corp.	9,819	123,818
Universal Insurance Holdings, Inc.	7,187	201,164
Unum Group	16,633	485,018
White Mountains Insurance Group Ltd.	28	31,234
		16,891,304
Interactive Media & Services — 0.3%
ANGI Homeservices, Inc., Class A *@	2,836	24,021
Cargurus, Inc. *	2,133	75,039
DHI Group, Inc. *	8,881	26,732
Liberty TripAdvisor Holdings, Inc.,
Class A *	3,488	25,637
Meet Group, Inc. (The) *	17,611	88,231
QuinStreet, Inc. *	5,714	87,481
Travelzoo, Inc. *	2,482	26,557
TripAdvisor, Inc.	8,308	252,397
Yelp, Inc. *	812	28,282
Zedge, Inc., Class B *	2,411	3,713
Zillow Group, Inc., Class A *@	4,757	217,585
Zillow Group, Inc., Class C *@	9,300	427,242
		1,282,917
Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A *	8,747	126,831
Etsy, Inc. *	9,627	426,476
Groupon, Inc. *	8,500	20,315
GrubHub, Inc. *	6,667	324,283
Liquidity Services, Inc. *	9,034	53,843
PetMed Express, Inc. @	6,065	142,649
Qurate Retail, Inc., Series A *	12,485	105,249
Rubicon Project, Inc. (The) *	6,096	49,743
Shutterstock, Inc. *	4,226	181,211
Stamps.com, Inc. *	2,543	212,391
Wayfair, Inc., Class A *@	308	27,834
		1,670,825
IT Services — 2.4%
Alithya Group, Inc., Class A *	2,741	7,730
Alliance Data Systems Corp.	2,520	282,744
Booz Allen Hamilton Holding Corp.	8,116	577,291
CACI International, Inc., Class A *	5,262	1,315,447
Cardtronics PLC, Class A *	5,567	248,567
Cass Information Systems, Inc.	2,976	171,834
Computer Task Group, Inc. *	4,027	20,860
Conduent, Inc. *	3,934	24,391
CoreLogic, Inc. *	4,731	206,792
CSG Systems International, Inc.	6,722	348,065
DXC Technology Co.	1,987	74,691
Endurance International Group Holdings,
Inc. *	1,300	6,110
Euronet Worldwide, Inc. *	1,747	275,257
ExlService Holdings, Inc. *	6,315	438,640
Genpact Ltd.	14,441	608,977
GTT Communications, Inc. *@	7,000	79,450
Hackett Group, Inc. (The)	6,586	106,298
Internap Corp. *@	3,747	4,122
KBR, Inc.	27,114	826,977
Limelight Networks, Inc. *	30,307	123,653
Liveramp Holdings, Inc. *	13,482	648,080
Mantech International Corp., Class A	5,860	468,097
MAXIMUS, Inc.	3,256	242,214
MoneyGram International, Inc. *	131	275
MongoDB, Inc. *@	2,881	379,168
NIC, Inc.	14,552	325,237
Perficient, Inc. *	7,103	327,235
PFSweb, Inc. *	6,940	26,511
PRGX Global, Inc. *	4,649	22,873
Sabre Corp.	19,391	435,134
Science Applications International Corp.	12,120	1,054,682
ServiceSource International, Inc. *	10,651	17,787
Steel Connect, Inc. *	6,850	10,001
SYKES Enterprises, Inc. *	8,532	315,599
TTEC Holdings, Inc.	10,800	427,896
Virtusa Corp. *	5,735	259,968
		10,708,653
Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp. *	11,555	107,230
Brunswick Corp.	4,070	244,119
Callaway Golf Co.	19,272	408,566
Clarus Corp.	1,900	25,764
Escalade, Inc.	1,950	19,168
Jakks Pacific, Inc. *@	5,129	5,283
Johnson Outdoors, Inc., Class A	1,000	76,700
Malibu Boats, Inc., Class A *	4,144	169,697
Marine Products Corp.	4,652	66,989
MasterCraft Boat Holdings, Inc. *	2,852	44,919
Mattel, Inc. *@	16,916	229,212
Nautilus, Inc. *	7,268	12,719
Polaris Industries, Inc.	3,878	394,393
Vista Outdoor, Inc. *	4,965	37,138
		1,841,897
Life Sciences Tools & Services — 0.8%
Bio-Techne Corp.	2,944	646,238
Bruker Corp.	11,119	566,735
Charles River Laboratories International,
Inc. *	3,705	565,976
Harvard Bioscience, Inc. *	10,123	30,875
Luminex Corp.	9,396	217,611
NeoGenomics, Inc. *	4,184	122,382
PRA Health Sciences, Inc. *	4,966	551,971
Repligen Corp. *	5,344	494,320
Syneos Health, Inc. *	6,541	389,026
		3,585,134
Machinery — 5.4%
Actuant Corp., Class A	12,314	320,533
AGCO Corp.	5,254	405,871
Alamo Group, Inc.	2,414	303,078
Albany International Corp., Class A	5,824	442,158
Allison Transmission Holdings, Inc.	8,374	404,632
Altra Industrial Motion Corp.	3,940	142,667
Astec Industries, Inc.	4,624	194,208
Barnes Group, Inc.	10,114	626,663
Blue Bird Corp. *	2,584	59,225
Briggs & Stratton Corp. @	9,985	66,500
Chart Industries, Inc. *	6,711	452,925
CIRCOR International, Inc. *	4,536	209,745
Columbus McKinnon Corp.	5,051	202,192

The accompanying notes are an integral part of these financial statements.
24

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Commercial Vehicle Group, Inc. *	3,758	$23,863
Crane Co.	3,500	302,330
Donaldson Co., Inc.	9,298	535,751
Douglas Dynamics, Inc.	4,736	260,480
Eastern Co. (The)	1,272	38,834
EnPro Industries, Inc.	4,011	268,256
ESCO Technologies, Inc.	4,812	445,110
Federal Signal Corp.	12,784	412,284
Flowserve Corp.	9,994	497,401
Franklin Electric Co., Inc.	9,295	532,789
FreightCar America, Inc. *	1,800	3,726
Gardner Denver Holdings, Inc. *@	15,797	579,434
Gorman-Rupp Co. (The)	5,655	212,063
Graco, Inc.	12,071	627,692
Graham Corp.	2,904	63,540
Greenbrier Cos., Inc. (The)	6,690	216,957
Harsco Corp. *	14,561	335,049
Helios Technologies, Inc.	5,762	266,377
Hillenbrand, Inc.	11,612	386,796
Hurco Cos., Inc.	1,000	38,360
Hyster-Yale Materials Handling, Inc.	2,000	117,920
ITT, Inc.	5,814	429,713
John Bean Technologies Corp.	7,290	821,291
Kadant, Inc.	2,216	233,433
Kennametal, Inc.	14,622	539,406
LB Foster Co., Class A *	2,165	41,958
Lincoln Electric Holdings, Inc.	3,730	360,803
Lindsay Corp.	2,158	207,146
Lydall, Inc. *	3,767	77,299
Manitex International, Inc. *	1,300	7,735
Manitowoc Co., Inc. (The) *	7,249	126,858
Meritor, Inc. *	16,295	426,766
Middleby Corp. *	4,593	503,025
Miller Industries, Inc.	2,618	97,206
Mueller Industries, Inc.	10,675	338,931
Mueller Water Products, Inc., Class A	31,902	382,186
Navistar International Corp. *	6,372	184,406
NN, Inc.	6,764	62,567
Nordson Corp.	3,371	548,934
Omega Flex, Inc.	1,525	163,617
Oshkosh Corp.	4,679	442,867
Park-Ohio Holdings Corp.	2,956	99,469
Pentair PLC	12,478	572,366
Perma-Pipe International Holdings, Inc. *	1,900	17,822
Proto Labs, Inc. *	5,322	540,449
RBC Bearings, Inc. *	5,044	798,667
Rexnord Corp. *	20,662	673,994
Spartan Motors, Inc.	8,341	150,805
SPX Corp. *	6,967	354,481
SPX FLOW, Inc. *	6,533	319,268
Standex International Corp.	2,545	201,946
Tennant Co.	3,621	282,148
Terex Corp.	11,454	341,100
Timken Co. (The)	11,431	643,680
Titan International, Inc.	16,288	58,963
Toro Co. (The)	8,408	669,865
Trimas Corp. *	8,514	267,425
Trinity Industries, Inc.	5,561	123,176
Twin Disc, Inc. *	4,162	45,865
Wabash National Corp.	11,633	170,889
WABCO Holdings, Inc. *	1,143	154,877
Watts Water Technologies, Inc., Class A	6,350	633,476
Welbilt, Inc. *	28,893	451,020
Woodward, Inc.	4,897	580,001
		24,143,308
Marine — 0.2%
Costamare, Inc.	5,728	54,588
Eagle Bulk Shipping, Inc. *@	3,052	14,039
Kirby Corp. *	4,949	443,084
Matson, Inc.	8,420	343,536
Scorpio Bulkers, Inc.	4,203	26,773
		882,020
Media — 1.3%
AH Belo Corp., Class A	3,878	10,936
AMC Networks, Inc., Class A *	4,654	183,833
Beasley Broadcast Group, Inc., Class A	1,657	5,120
Cable One, Inc.	431	641,531
Central European Media Enterprises Ltd.,
Class A *	4,512	20,439
Clear Channel Outdoor Holdings *	3,398	9,718
Entercom Communications Corp.,
Class A @	4,435	20,578
Entravision Communications Corp., Class A	12,528	32,823
EW Scripps Co. (The), Class A	15,088	237,033
Gannett Co., Inc.	15,545	99,177
Gray Television, Inc. *	15,960	342,182
Hemisphere Media Group, Inc. *	2,950	43,808
Interpublic Group of Cos., Inc. (The)	12,380	285,978
John Wiley & Sons, Inc., Class A	10,578	513,245
Meredith Corp.	8,002	259,825
MSG Networks, Inc., Class A *	12,409	215,917
National CineMedia, Inc.	9,576	69,809
New York Times Co. (The), Class A @	32,019	1,030,051
News Corp., Class A	26,953	381,115
News Corp., Class B	12,850	186,454
Nexstar Media Group, Inc., Class A	4,746	556,469
Saga Communications, Inc., Class A	1,116	33,926
Salem Media Group, Inc.	1,041	1,499
Scholastic Corp.	6,461	248,425
Sinclair Broadcast Group, Inc., Class A	9,840	328,066
TechTarget, Inc. *	4,551	118,781
Tribune Publishing Co.	4,438	58,404
Urban One, Inc. *	6,700	12,730
		5,947,872
Metals & Mining — 1.7%
AK Steel Holding Corp. *@	41,100	135,219
Alcoa Corp. *	24,027	516,821
Allegheny Technologies, Inc. *@	21,731	448,962
Ampco-Pittsburgh Corp. *	1,498	4,509
Carpenter Technology Corp.	9,739	484,807
Century Aluminum Co. *	17,927	134,721
Cleveland-Cliffs, Inc. @	42,686	358,562
Coeur Mining, Inc. *	19,749	159,572
Commercial Metals Co.	24,392	543,210
Compass Minerals International, Inc.	6,276	382,585
Ferroglobe PLC *	20,848	19,597
Ferroglobe Representation & Warranty
Insurance Trust *§~	24,025	—
Friedman Industries, Inc.	700	4,214
Gold Resource Corp.	16,351	90,584
Haynes International, Inc.	1,520	54,386
Hecla Mining Co.	34,978	118,575
Kaiser Aluminum Corp.	4,533	502,664
Materion Corp.	4,288	254,922
McEwen Mining, Inc. *@	21,736	27,605
Olympic Steel, Inc.	1,900	34,048
Reliance Steel & Aluminum Co.	8,480	1,015,565

The accompanying notes are an integral part of these financial statements.
25

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Royal Gold, Inc.	4,971	$607,705
Ryerson Holding Corp. *	6,828	80,775
Schnitzer Steel Industries, Inc., Class A	5,492	119,067
Steel Dynamics, Inc.	16,505	561,830
SunCoke Energy, Inc.	14,843	92,472
TimkenSteel Corp. *	11,317	88,952
United States Steel Corp. @	13,108	149,562
Universal Stainless & Alloy Products, Inc. *	1,092	16,271
Worthington Industries, Inc.	10,359	436,943
		7,444,705
Multi-Utilities — 0.6%
Avista Corp.	13,101	630,027
Black Hills Corp.	10,799	848,153
MDU Resources Group, Inc.	12,119	360,056
NorthWestern Corp.	11,897	852,658
Unitil Corp.	3,202	197,948
		2,888,842
Multiline Retail — 0.4%
Big Lots, Inc.	8,437	242,311
Dillard's, Inc., Class A @	1,249	91,777
J.C. Penney Co., Inc. *@	37,504	42,004
Kohl's Corp.	12,490	636,365
Macy's, Inc. @	22,038	374,646
Nordstrom, Inc. @	7,155	292,854
Ollie's Bargain Outlet Holdings, Inc. *@	4,252	277,698
Tuesday Morning Corp. *	9,803	18,136
		1,975,791
Oil, Gas & Consumable Fuels — 2.6%
Abraxas Petroleum Corp. *	28,096	9,864
Adams Resources & Energy, Inc.	900	34,263
Amplify Energy Corp.	424	2,803
Antero Resources Corp. *@	14,321	40,815
Apache Corp.	11,482	293,824
Arch Coal, Inc., Class A @	3,080	220,959
Ardmore Shipping Corp. *	1,612	14,589
Bonanza Creek Energy, Inc. *	1,752	40,892
Cabot Oil & Gas Corp.	23,549	409,988
California Resources Corp. *@	1,945	17,563
Callon Petroleum Co. *@	32,041	154,759
Centennial Resource Development, Inc.,
Class A *	12,753	58,919
Chesapeake Energy Corp. *@	54,989	45,399
Cimarex Energy Co.	7,087	371,997
Clean Energy Fuels Corp. *	22,203	51,955
CNX Resources Corp. *	19,013	168,265
CONSOL Energy, Inc. *	2,376	34,476
Contango Oil & Gas Co. *@	3,109	11,410
CVR Energy, Inc.	3,184	128,729
Delek US Holdings, Inc.	21,124	708,288
Denbury Resources, Inc. *	32,490	45,811
DHT Holdings, Inc.	19,547	161,849
Dorian LPG Ltd. *	8,036	124,397
Earthstone Energy, Inc. Class A *	3,602	22,801
Energy Transfer LP	5,825	74,735
EnLink Midstream LLC @*	26,027	159,545
EQT Corp.	14,074	153,407
Equitrans Midstream Corp. @	4,100	54,776
Evolution Petroleum Corp.	8,084	44,219
Extraction Oil & Gas, Inc. *@	1,577	3,343
GasLog Ltd.	18,166	177,845
Goodrich Petroleum Corp. *	401	4,026
Green Plains, Inc.	6,397	98,706
Gulfport Energy Corp. *	12,179	37,024
HighPoint Resources Corp. *	21,993	37,168
HollyFrontier Corp.	9,545	484,027
International Seaways, Inc. *	4,383	130,438
Kosmos Energy Ltd. @	63,708	363,136
Laredo Petroleum, Inc. *	36,599	105,039
Matador Resources Co. *@	18,366	330,037
Montage Resources Corp. *@	635	5,042
Murphy Oil Corp. @	20,866	559,209
NACCO Industries, Inc., Class A	1,000	46,830
Oasis Petroleum, Inc. *	38,552	125,680
Overseas Shipholding Group, Inc.,
Class A *	11,837	27,225
Panhandle Oil & Gas, Inc., Class A	3,577	40,098
Par Pacific Holdings, Inc. *	4,135	96,097
Parsley Energy, Inc., Class A	29,123	550,716
PBF Energy, Inc., Class A	23,970	751,939
PDC Energy, Inc. *	11,615	303,965
Peabody Energy Corp.	15,042	137,183
Penn Virginia Corp. *	1,880	57,058
QEP Resources, Inc.	23,580	106,110
Range Resources Corp. @	9,528	46,211
Renewable Energy Group, Inc. *@	8,526	229,776
Rex American Resources Corp. *	1,283	105,155
Ring Energy, Inc. *@	11,864	31,321
SandRidge Energy, Inc. *	4,227	17,922
Scorpio Tankers, Inc.	4,277	168,257
SFL Corp. Ltd.	20,026	291,178
SilverBow Resources, Inc. *	1,024	10,138
SM Energy Co.	13,539	152,178
Southwestern Energy Co. *@	85,859	207,779
SRC Energy, Inc. *	47,630	196,236
Talos Energy, Inc. *	4,465	134,620
Targa Resources Corp. @	10,817	441,658
Teekay Corp.	5,035	26,786
Unit Corp. *	6,551	4,557
W&T Offshore, Inc. *	31,492	175,095
Whiting Petroleum Corp. *	13,670	100,338
World Fuel Services Corp.	6,251	271,418
WPX Energy, Inc. *	37,576	516,294
		11,366,155
Paper & Forest Products — 0.6%
Boise Cascade Co.	8,316	303,784
Clearwater Paper Corp. *	3,870	82,663
Domtar Corp.	11,548	441,596
Louisiana-Pacific Corp.	29,614	878,647
Mercer International, Inc.	13,909	171,081
Neenah Paper, Inc.	3,300	232,419
P. H. Glatfelter Co.	10,448	191,198
Resolute Forest Products, Inc. *	8,572	36,002
Schweitzer-Mauduit International, Inc.	6,610	277,554
Verso Corp. Class A *	5,404	97,434
		2,712,378
Personal Products — 0.6%
Coty, Inc., Class A	49,522	557,123
Edgewell Personal Care Co. *	5,042	156,100
Herbalife Nutriation Ltd. *	10,721	511,070

The accompanying notes are an integral part of these financial statements.
26

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Inter Parfums, Inc.	6,047	$439,677
Medifast, Inc. @	2,306	252,691
Natural Alternatives International, Inc. *	1,000	7,980
Natural Health Trends Corp. @	1,100	5,918
Natures Sunshine Products, Inc. *	1,700	15,181
Nu Skin Enterprises, Inc., Class A	8,973	367,714
United-Guardian, Inc.	600	11,790
USANA Health Sciences, Inc. *	4,094	321,584
		2,646,828
Pharmaceuticals — 1.0%
Akorn, Inc. *	7,475	11,212
Amphastar Pharmaceuticals, Inc. *	9,402	181,365
ANI Pharmaceuticals, Inc. *	2,753	169,777
Assertio Therapeutics, Inc. *	7,708	9,635
Catalent, Inc. *	9,068	510,528
Corcept Therapeutics, Inc. *	6,100	73,810
Cumberland Pharmaceuticals, Inc. *	5,912	30,447
Endo International PLC *	13,442	63,043
Horizon Therapeutics PLC *	10,834	392,191
Innoviva, Inc. *	9,199	130,258
Intra-Cellular Therapies, Inc. *@	3,760	129,006
Jazz Pharmaceuticals PLC *	4,540	677,731
Lannett Co., Inc. *@	4,608	40,643
Mallinckrodt PLC *@	7,995	27,903
Otonomy, Inc. *	6,289	24,087
Perrigo Co. PLC	15,181	784,250
Phibro Animal Health Corp., Class A	3,593	89,214
Prestige Consumer Healthcare Inc *@	10,178	412,209
Reata Pharmaceuticals, Inc., Class A *@	1,299	265,555
Supernus Pharmaceuticals, Inc. *	10,511	249,321
Taro Pharmaceutical Industries Ltd. *	250	21,982
Zogenix, Inc. *	2,380	124,069
Zynerba Pharmaceuticals, Inc. *@	1,626	9,821
		4,428,057
Professional Services — 2.0%
Acacia Research Corp. *	7,978	21,221
ASGN, Inc. *	10,462	742,488
Barrett Business Services, Inc.	1,975	178,658
CBIZ, Inc. *	11,152	300,658
CRA International, Inc.	1,646	89,658
Exponent, Inc.	11,502	793,753
Forrester Research, Inc.	3,935	164,089
Franklin Covey Co. *	3,586	115,577
FTI Consulting, Inc. *	9,657	1,068,644
GP Strategies Corp. *	4,107	54,336
Heidrick & Struggles International, Inc.	4,281	139,132
Hill International, Inc. *	10,450	33,022
Huron Consulting Group, Inc. *	4,951	340,233
ICF International, Inc.	3,918	358,967
Innerworkings, Inc. *	11,271	62,103
Insperity, Inc.	8,294	713,616
Kelly Services, Inc., Class A	7,420	167,544
Kforce, Inc.	5,057	200,763
Korn Ferry	10,230	433,752
Manpowergroup, Inc.	3,981	386,555
Mastech Digital, Inc. *	2,122	23,491
Mistras Group, Inc. *	6,212	88,645
Nielsen Holdings PLC	23,742	481,963
RCM Technologies, Inc. *	2,995	8,985
Resources Connection, Inc.	7,377	120,466
Robert Half International, Inc.	9,008	568,855
TriNet Group, Inc. *	13,099	741,534
TrueBlue, Inc. *	8,569	206,170
Volt Information Sciences, Inc. *	2,024	5,020
Willdan Group, Inc. *@	2,610	82,946
		8,692,844
Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA *@	5,434	105,039
Consolidated-Tomoka Land Co.	1,010	60,923
Forestar Group, Inc. *	1,150	23,977
Griffin Industrial Realty, Inc.	420	16,611
Howard Hughes Corp. (The) *	2,754	349,207
Jones Lang LaSalle, Inc.	4,395	765,126
Kennedy-Wilson Holdings, Inc.	22,178	494,569
Marcus & Millichap, Inc. *	7,383	275,017
Maui Land & Pineapple Co., Inc. *	3,255	36,619
Newmark Group, Inc., Class A	27,250	366,649
Rafael Holdings, Inc., Class B *	3,410	60,834
RE/MAX Holdings, Inc., Class A	3,519	135,446
Realogy Holdings Corp. @	5,347	51,759
RMR Group, Inc. (The), Class A	1,159	52,897
St. Joe Co. (The) *@	3,249	64,428
Stratus Properties, Inc. *	313	9,697
Tejon Ranch Co. *	5,317	84,966
		2,953,764
Road & Rail — 0.8%
AMERCO	1,383	519,759
ArcBest Corp.	5,050	139,380
Avis Budget Group, Inc. *	14,120	455,229
Covenant Transportation Group, Inc.,
Class A *	3,731	48,223
Heartland Express, Inc.	16,521	347,767
Knight-Swift Transportation Holdings,
Inc. @	11,850	424,704
Landstar System, Inc.	3,248	369,850
Marten Transport Ltd.	11,619	249,692
P.A.M. Transportation Services, Inc. *	1,523	87,893
Saia, Inc. *	5,234	487,390
Schneider National, Inc., Class B	1,500	32,730
Universal Truckload Services, Inc.	3,300	62,568
USA Truck, Inc. *	2,154	16,047
Werner Enterprises, Inc.	13,955	507,823
YRC Worldwide, Inc. *@	11,286	28,779
		3,777,834
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries, Inc. *	7,778	553,794
Alpha & Omega Semiconductor Ltd. *	6,435	87,645
Ambarella, Inc. *	1,829	110,764
Amkor Technology, Inc. *	48,825	634,725
Amtech Systems, Inc. *	4,964	35,542
Axcelis Technologies, Inc. *	7,504	180,809
AXT, Inc. *	10,752	46,771
Brooks Automation, Inc.	16,216	680,423
Cabot Microelectronics Corp.	6,595	951,790
Ceva, Inc. *	4,958	133,668
Cirrus Logic, Inc. *	7,387	608,763
Cohu, Inc.	8,645	197,538
Cree, Inc. *	18,393	848,837
Cyberoptics Corp. *	2,334	42,899
Cypress Semiconductor Corp.	1,769	41,271
Diodes, Inc. *	10,097	569,168
DSP Group, Inc. *	3,919	61,685
Entegris, Inc.	27,952	1,400,116
First Solar, Inc. *	13,324	745,611
FormFactor, Inc. *	15,477	401,938
GSI Technology, Inc. *	6,914	49,020

The accompanying notes are an integral part of these financial statements.
27

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Impinj, Inc. *@	1,813	$46,884
inTEST Corp. *	4,064	24,181
Kopin Corp. *@	5,434	2,179
Kulicke & Soffa Industries, Inc.	12,549	341,333
Lattice Semiconductor Corp. *	28,018	536,264
MACOM Technology Solutions Holdings,
Inc., Class H *@	447	11,890
Magnachip Semiconductor Corp. *	4,588	53,267
MaxLinear, Inc. *	9,792	207,786
MKS Instruments, Inc.	9,585	1,054,446
Monolithic Power Systems, Inc.	2,989	532,102
NeoPhotonics Corp. *	5,402	47,646
NVE Corp.	1,137	81,182
ON Semiconductor Corp. *	15,186	370,235
Onto Innovation, Inc. *	11,007	402,196
PDF Solutions, Inc. *	8,488	143,362
Photronics, Inc. *	14,152	223,035
Pixelworks, Inc. *	6,964	27,299
Power Integrations, Inc.	6,728	665,466
Rambus, Inc. *	23,915	329,429
Semtech Corp. *	15,219	805,085
Silicon Laboratories, Inc. *	10,112	1,172,790
SolarEdge Technologies, Inc. *	1,621	154,141
Synaptics, Inc. *@	7,083	465,849
Teradyne, Inc.	8,189	558,408
Ultra Clean Holdings, Inc. *	8,834	207,334
Universal Display Corp.	3,170	653,242
Veeco Instruments, Inc. *	6,421	94,292
Xperi Corp.	10,874	201,169
		17,795,269
Software — 3.7%
ACI Worldwide, Inc. *	29,488	1,117,153
Agilysys, Inc. *	6,366	161,760
Alteryx, Inc., Class A *@	3,151	315,321
American Software, Inc., Class A	7,098	105,618
Anaplan, Inc. *	2,318	121,463
Appfolio, Inc., Class A *@	4,264	468,827
Aspen Technology, Inc. *	4,773	577,199
Asure Software, Inc. *@	4,622	37,808
Avalara, Inc. *	5,536	405,512
Aware, Inc. *	4,900	16,464
Blackbaud, Inc.	7,542	600,343
Bottomline Technologies de, Inc. *	3,996	214,186
Bsquare Corp. *	2,300	3,197
CDK Global, Inc.	8,754	478,669
Ceridian HCM Holding, Inc. *@	5,411	367,299
Coupa Software, Inc. *@	4,614	674,797
DocuSign, Inc. *	8,222	609,332
Dropbox, Inc., Class A *	11,120	199,159
Ebix, Inc. @	2,155	71,999
eGain Corp. *	6,644	52,620
Elastic NV *	684	43,981
Envestnet, Inc. *	1,760	122,549
Fair Isaac Corp. *	1,394	522,304
Finjan Holdings, Inc. *	9,872	19,843
Globant SA *	760	80,598
GSE Systems, Inc. *	2,896	4,778
Guidewire Software, Inc. *	2,842	311,966
HubSpot, Inc. *	3,318	525,903
j2 Global, Inc.	3,394	318,052
LogMeIn, Inc.	1,838	157,590
Manhattan Associates, Inc. *	4,150	330,962
MicroStrategy, Inc., Class A *	1,426	203,390
New Relic, Inc. *	3,973	261,066
Nutanix, Inc., Class A *	8,033	251,112
OneSpan, Inc. *	7,796	133,468
Paylocity Holding Corp. *	3,520	425,286
Pegasystems, Inc.	15,185	1,209,485
Progress Software Corp.	8,638	358,909
Proofpoint, Inc. *	4,384	503,196
PTC, Inc. *	6,767	506,781
QAD, Inc., Class A	3,478	177,135
QAD, Inc., Class B	960	35,414
Qualys, Inc. *	4,710	392,673
RealNetworks, Inc. *	7,399	8,879
RealPage, Inc. *	6,552	352,170
RingCentral, Inc., Class A *	2,517	424,542
Seachange International, Inc. *	5,137	21,524
Teradata Corp. *	6,634	177,592
TiVo Corp.	30,394	257,741
Verint Systems, Inc. *	12,694	702,740
Zendesk, Inc. *	7,781	596,258
Zix Corp. *	13,571	92,011
Zscaler, Inc. *@	6,198	288,207
		16,416,831
Specialty Retail — 3.0%
Aaron's, Inc.	18,376	1,049,453
Abercrombie & Fitch Co., Class A @	12,872	222,557
America's Car-Mart, Inc. *	1,341	147,054
American Eagle Outfitters, Inc.	42,236	620,869
Asbury Automotive Group, Inc. *	4,068	454,762
Ascena Retail Group, Inc. *@	2,744	21,033
At Home Group, Inc. *@	6,138	33,759
AutoNation, Inc. *	1,104	53,688
Barnes & Noble Education, Inc. *	5,686	24,279
Bed Bath & Beyond, Inc.	3,408	58,958
Big 5 Sporting Goods Corp.	3,022	9,066
Boot Barn Holdings, Inc. *	5,243	233,471
Buckle, Inc. (The) @	12,544	339,190
Build-A-Bear Workshop, Inc. *	5,546	17,969
Caleres, Inc.	8,392	199,310
Cato Corp. (The), Class A	5,992	104,261
Chico's FAS, Inc.	15,662	59,672
Children's Place, Inc. (The) @	3,074	192,186
Citi Trends, Inc.	2,477	57,268
Conn's, Inc. *@	5,865	72,667
Designer Brands, Inc., Class A	13,304	209,405
Dick's Sporting Goods, Inc. @	10,466	517,962
Express, Inc. *	9,133	44,478
Five Below, Inc. *	10,803	1,381,272
Floor & Decor Holdings, Inc., Class A *	4,095	208,067
Foot Locker, Inc.	6,115	238,424
Francesca's Holdings Corp. *	350	3,633
GameStop Corp., Class A @	11,233	68,297
Gap, Inc. (The)	20,559	363,483
Genesco, Inc. *	3,221	154,350
Group 1 Automotive, Inc.	2,384	238,400
Guess?, Inc.	12,802	286,509
Haverty Furniture Cos., Inc.	4,500	90,720
Hibbett Sports, Inc. *	4,336	121,581

The accompanying notes are an integral part of these financial statements.
28

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Speciality Retail (Continued)
Kirkland's, Inc. *@	3,932	$4,876
L Brands, Inc. @	18,756	339,859
Lithia Motors, Inc. Class A	5,254	772,338
MarineMax, Inc. *	4,001	66,777
Monro, Inc. @	7,778	608,240
Murphy USA, Inc. *	6,893	806,481
Office Depot, Inc.	45,381	124,344
Penske Auto Group, Inc. @	1,742	87,483
Pier 1 Imports, Inc. *@	502	3,213
Rent-A-Center, Inc.	10,324	297,744
RTW RetailWinds, Inc. *	9,814	7,861
Sally Beauty Holdings, Inc. *@	4,925	89,881
Shoe Carnival, Inc. @	2,788	103,937
Signet Jewelers Ltd. @	9,096	197,747
Sleep Number Corp. *	9,893	487,131
Sonic Automotive, Inc., Class A @	7,331	227,261
Sportsman's Warehouse Holdings, Inc. *	7,232	58,073
Stage Stores, Inc.	5,910	47,989
Tailored Brands, Inc. @	7,289	30,176
Tandy Leather Factory, Inc. *	3,611	20,619
Tilly's, Inc., Class A	3,349	41,025
Trans World Entertainment Corp. *@	220	442
TravelCenters of America, Inc. *	1,344	23,050
Urban Outfitters, Inc. *	4,462	123,910
Williams-Sonoma, Inc. @	4,597	337,604
Winmark Corp.	1,294	256,600
Zumiez, Inc. *	5,880	203,095
		13,265,809
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd. *	8,732	333,126
Carter's, Inc.	1,548	169,258
Columbia Sportswear Co.	5,106	511,570
Crocs, Inc. *	13,778	577,161
Culp, Inc.	3,004	40,915
Deckers Outdoor Corp. *	6,638	1,120,893
Delta Apparel, Inc. *	1,153	35,858
Fossil Group, Inc. *@	2,477	19,519
G-III Apparel Group Ltd. *	9,938	332,923
Hanesbrands, Inc.	25,238	374,784
Lakeland Industries, Inc. *	3,373	36,428
Movado Group, Inc.	3,710	80,655
Oxford Industries, Inc. @	3,287	247,906
PVH Corp.	5,039	529,851
Ralph Lauren Corp.	2,011	235,729
Rocky Brands, Inc.	1,000	29,430
Skechers U.S.A., Inc., Class A *	6,921	298,918
Steven Madden Ltd.	18,405	791,599
Superior Group of Cos., Inc.	2,200	29,788
Tapestry, Inc.	19,202	517,878
Under Armour, Inc., Class A *@	11,819	255,290
Under Armour, Inc., Class C *	2,376	45,572
Unifi, Inc. *	4,533	114,504
Vera Bradley, Inc. *	6,960	82,128
Wolverine World Wide, Inc.	16,872	569,261
		7,380,944
Thrifts & Mortgage Finance — 1.8%
Axos Financial, Inc. *	12,388	375,109
Capitol Federal Financial, Inc.	27,655	379,703
ESSA Bancorp, Inc.	1,900	32,205
Essent Group Ltd.	5,259	273,415
Federal Agricultural Mortgage Corp.,
Class C	1,400	116,900
First Defiance Financial Corp.	3,904	122,937
Flagstar Bancorp, Inc.	10,468	400,401
FS Bancorp, Inc.	481	30,683
Hingham Institution for Savings	348	73,150
Home Bancorp, Inc.	994	38,955
HomeStreet, Inc. *	5,290	179,860
Impac Mortgage Holdings, Inc. *@	301	1,583
Kearny Financial Corp.	18,182	251,457
LendingTree, Inc. *@	2,115	641,776
Meridian Bancorp, Inc.	11,660	234,249
Meta Financial Group, Inc.	8,563	312,635
MGIC Investment Corp.	12,435	176,204
Mr Cooper Group, Inc. *	5,663	70,844
New York Community Bancorp, Inc.	31,398	377,404
NMI Holdings, Inc., Class A *	8,926	296,165
Northfield Bancorp, Inc.	9,595	162,731
Northwest Bancshares, Inc.	21,287	354,003
OceanFirst Financial Corp.	7,799	199,187
Ocwen Financial Corp. *	14,766	20,229
PennyMac Financial Services, Inc.	1,561	53,136
Provident Financial Holdings, Inc.	1,124	24,616
Provident Financial Services, Inc.	12,494	307,977
Radian Group, Inc.	8,095	203,670
Riverview Bancorp, Inc.	5,418	44,482
Southern Missouri Bancorp, Inc.	686	26,315
Territorial Bancorp, Inc.	2,444	75,617
Timberland Bancorp, Inc.	2,163	64,328
Trustco Bank Corp. NY	21,023	182,269
United Community Financial Corp.	10,792	125,835
Walker & Dunlop, Inc.	6,152	397,911
Washington Federal, Inc.	18,720	686,088
Waterstone Financial, Inc.	6,169	117,396
Western New England Bancorp, Inc.	6,806	65,542
WSFS Financial Corp.	9,849	433,258
		7,930,225
Tobacco — 0.2%
Pyxus International, Inc. *@	3,932	35,152
Turning Point Brands, Inc. @	1,280	36,608
Universal Corp.	4,713	268,924
Vector Group Ltd. @	40,220	538,546
		879,230
Trading Companies & Distributors — 1.5%
Air Lease Corp.	5,572	264,781
Applied Industrial Technologies, Inc.	7,530	502,176
Beacon Roofing Supply, Inc. *	13,685	437,646
BMC Stock Holdings, Inc. *	14,022	402,291
CAI International, Inc. *	3,151	91,316
DXP Enterprises, Inc. *	4,133	164,535
GATX Corp. @	7,339	608,036
GMS, Inc. *	2,900	78,532
H&E Equipment Services, Inc.	7,929	265,067
HD Supply Holdings, Inc. *	12,884	518,195
Herc Holdings, Inc. *	5,162	252,628
Huttig Building Products, Inc. *@	1,858	2,861
Kaman Corp.	5,160	340,147
Lawson Products, Inc. *	1,575	82,058
MRC Global, Inc. *	16,111	219,754
MSC Industrial Direct Co., Class A	936	73,448
NOW, Inc. *	21,709	244,009
Rush Enterprises, Inc., Class A	5,838	271,467
Systemax, Inc.	8,059	202,764
Textainer Group Holdings Ltd. *	6,922	74,135
Titan Machinery, Inc. *	4,710	69,614
Triton International Ltd.	13,664	549,293

The accompanying notes are an integral part of these financial statements.
29

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
Univar, Inc. *	1,143	$27,706
Veritiv Corp. *	1,000	19,670
Watsco, Inc.	1,976	355,976
WESCO International, Inc. *	7,914	470,013
Willis Lease Finance Corp. *	900	53,019
		6,641,137
Water Utilities — 0.5%
American States Water Co.	7,808	676,485
Aqua America, Inc.	5,414	254,133
Artesian Resources Corp., Class A	1,783	66,345
California Water Service Group	11,688	602,633
Consolidated Water Co., Ltd.	2,822	45,999
Middlesex Water Co.	3,505	222,813
Pure Cycle Corp. *	1,000	12,590
SJW Corp.	4,400	312,664
York Water Co.	2,654	122,376
		2,316,038
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc. *	9,496	103,981
Shenandoah Telecommunications Co.	9,536	396,793
Spok Holdings, Inc.	3,861	47,220
Telephone & Data Systems, Inc.	18,553	471,803
United States Cellular Corp. *	2,957	107,132
		1,126,929
TOTAL COMMON STOCKS
(Identified Cost $291,907,415)		443,059,825

PREFERRED STOCKS — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc. 7.000% *	1,225	32,438
TOTAL PREFERRED STOCKS
(Identified Cost $4,658)		32,438

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR *§~¶	13,144	9,231

Chemicals — 0.0%
Schulman A, Inc. CVR *§~¶	6,827	—

Media — 0.0%
Media General, Inc. CVR *§~¶	3,965	—

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR *§¶	16,344	—
FRD Acquisition Co. CVR *§~¶	656	—
		—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $6,541)		9,231

SHORT-TERM INVESTMENTS — 1.3%
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund 1.534%	836,626	836,626

Collateral For Securities On Loan — 1.1%
State Street Navigator Securities Lending
Government Money Market Portfolio,
1.560%	5,121,368	5,121,368
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,957,994)		5,957,994

Total Investments — 101.1%
(Identified Cost $297,876,608)		449,059,488
Liabilities, Less Cash and Other Assets — (1.1%)		(4,755,226)
Net Assets — 100.0%		$444,304,262

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2019, the market value of the securities on loan was $38,341,640.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.

Key to abbreviations:
CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.
30

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Australia — 5.9%
AMP Ltd. @	497,852	$669,039
Australia & New Zealand Banking
Group Ltd.	454,892	7,862,399
Bank of Queensland Ltd. @	57,449	292,283
Bendigo & Adelaide Bank Ltd. @	89,016	610,927
BlueScope Steel Ltd.	175,538	1,855,148
Boral Ltd.	232,161	729,877
Challenger Ltd.	19,494	110,670
Crown Resorts Ltd.	14,484	122,071
Downer EDI Ltd.	107,258	614,942
Fortescue Metals Group Ltd. @	547,655	4,108,347
Harvey Norman Holdings Ltd. @	136,089	388,687
Incitec Pivot Ltd.	276,700	617,474
National Australia Bank Ltd.	277,774	4,801,074
Newcrest Mining Ltd.	54,329	1,153,293
Oil Search Ltd.	178,755	909,450
Origin Energy Ltd.	203,601	1,207,311
QBE Insurance Group Ltd.	91,369	825,842
Qube Holdings Ltd.	50,863	117,430
Santos Ltd.	319,417	1,833,554
South32 Ltd.	1,097,269	2,079,023
Star Entertainment Group Ltd. (The)	192,770	622,271
Suncorp Group Ltd.	189,947	1,727,507
TABCORP Holdings Ltd.	208,042	661,350
Westpac Banking Corp.	179,331	3,049,237
Whitehaven Coal Ltd. @	91,114	168,800
Woodside Petroleum Ltd.	168,726	4,070,711
WorleyParsons Ltd.	30,039	322,733
		41,531,450
Austria — 0.1%
Raiffeisen Bank International AG	19,663	493,834

Belgium — 1.1%
Ageas	34,647	2,047,331
KBC Groep NV	31,034	2,334,415
Proximus SADP	1,095	31,345
Solvay SA	16,274	1,885,694
UCB SA	20,439	1,625,484
		7,924,269
Canada — 8.7%
Agnico Eagle Mines Ltd. @	21,605	1,331,084
AltaGas Ltd. @	20,555	313,101
Bank of Montreal	79,335	6,148,462
Bank of Montreal	13,274	1,028,759
Bank of Nova Scotia (The)	66,838	3,775,679
Bank of Nova Scotia (The)	21,150	1,194,681
Barrick Gold Corp.	81,840	1,521,406
Cameco Corp.	37,046	329,709
Canadian Imperial Bank of Commerce @	15,004	1,248,333
Canadian Imperial Bank of Commerce @	31,391	2,612,230
Canadian Natural Resources Ltd.	179,399	5,803,558
Cenovus Energy, Inc.	104,410	1,059,761
Empire Co., Ltd., Class A	706	16,561
Encana Corp. @	99,224	465,361
EnCana Corp. @¥	92,785	434,433
Fairfax Financial Holdings Ltd.	4,373	2,053,362
First Quantum Minerals Ltd.	85,708	869,258
Great-West Lifeco, Inc.	14,520	371,903
Husky Energy, Inc.	97,683	783,841
Ia Financial Corp., Inc.	31,827	1,748,273
Imperial Oil Ltd. @	36,955	978,199
Kinross Gold Corp. *	292,831	1,389,118
Lundin Mining Corp. @	146,222	873,807
Magna International, Inc.	78,921	4,328,028
Manulife Financial Corp.	189,784	3,850,717
Nutrien Ltd. @	37,001	1,772,718
Nutrien Ltd.	1,100	52,664
Onex Corp.	608	38,473
Stars Group, Inc. (The) *	13,428	350,336
Sun Life Financial, Inc.	35,956	1,638,515
Suncor Energy, Inc.	31,230	1,024,344
Suncor Energy, Inc. ¥	217,673	7,134,237
Teck Resources Ltd., Class A	500	8,729
Teck Resources Ltd., Class B	94,542	1,642,195
Teck Resources Ltd., Class B ¥	75,600	1,311,087
TMX Group Ltd.	5,966	516,635
Tourmaline Oil Corp.	15,175	177,863
Wheaton Precious Metals Corp.	27,867	829,043
		61,026,463
Denmark — 1.7%
AP Moeller - Maersk A/S, Class A	430	582,856
AP Moeller - Maersk A/S, Class B	315	454,306
Carlsberg A/S, Class B	15,445	2,304,051
Danske Bank A/S	41,578	672,802
Drilling Co. of 1972 A/S (The) *	706	46,693
DSV A/S	14,852	1,711,742
H Lundbeck A/S	12,173	464,858
ISS A/S	24,024	576,452
Novozymes A/S, B Shares	9,923	485,585
Pandora A/S	771	33,540
Rockwool International A/S, B Shares	1,147	271,691
Tryg A/S	7,068	209,541
Vestas Wind Systems A/S	37,580	3,797,572
William Demant Holding A/S @*	11,349	357,411
		11,969,100
Finland — 1.0%
Fortum Oyj	50,706	1,251,292
Nordea Bank Abp	189,414	1,538,252
Stora Enso Oyj, R Shares	83,052	1,207,812
UPM-Kymmene Oyj	89,202	3,092,789
		7,090,145
France — 10.3%
Amundi SA ±	3,901	305,865
Arkema SA	15,142	1,608,459
Atos SE	7,307	609,146
AXA SA	161,385	4,545,552
BNP Paribas SA	86,860	5,147,272
Bollore SA	148,214	646,719
Bollore SA *	861	3,664
Bouygues SA	55,128	2,342,388
Carrefour SA	125,739	2,108,569
Casino Guichard Perrachon SA @	2,001	93,597
Cie de Saint-Gobain	101,314	4,148,003
Cie Generale des Etablissements Michelin	38,971	4,769,172
CNP Assurances	26,215	521,357
Credit Agricole SA	58,593	849,480
Electricite de France SA	91,190	1,015,513
Engie SA	153,978	2,487,127
Faurecia SE	4,636	249,766
Iliad SA @	1,937	251,059
Natixis SA	109,065	484,215
Orange SA	322,578	4,747,285
Peugeot SA	170,171	4,065,761
Publicis Groupe SA	21,609	978,279
Renault SA	38,066	1,801,028

The accompanying notes are an integral part of these financial statements.
31

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Sanofi	17,489	$1,758,112
SCOR SE	16,613	697,314
Societe Generale SA	115,065	4,003,057
Total SA	378,156	20,869,536
Valeo SA	37,542	1,322,702
		72,429,997
Germany — 6.6%
1&1 Drillisch AG	1,291	33,133
Allianz SE	12,770	3,128,385
BASF SE	4,353	328,854
Bayer AG	108,375	8,851,092
Bayerische Motoren Werke AG	62,360	5,116,085
Commerzbank AG	150,668	932,397
Continental AG	15,550	2,010,415
Daimler AG	168,879	9,352,236
Deutsche Bank AG	46,122	357,851
Deutsche Bank AG	177,432	1,380,421
Deutsche Lufthansa AG	82,096	1,511,149
Hapag-Lloyd AG ±	3,538	303,596
HeidelbergCement AG	28,941	2,108,804
METRO AG	13,398	215,659
Muenchener Rueckversicherungs AG	15,112	4,458,147
RWE AG	62,224	1,908,939
Talanx AG *	13,218	655,041
Telefonica Deutschland Holding AG	207,880	602,535
Uniper SE	55,055	1,822,396
Volkswagen AG	6,709	1,303,790
		46,380,925
Hong Kong — 2.9%
Bank of East Asia Ltd. (The)	36,400	81,280
Cathay Pacific Airways Ltd. @	231,000	341,506
CK Asset Holdings Ltd.	210,000	1,515,920
CK Hutchison Holdings Ltd.	401,124	3,824,739
Hang Lung Group Ltd.	86,000	212,564
Hang Lung Properties Ltd.	239,000	524,479
Henderson Land Development Co., Ltd.	133,684	656,214
Hongkong Land Holdings Ltd.	101,200	581,900
Kerry Properties Ltd.	162,000	514,546
Melco International Development Ltd.	32,000	89,935
MTR Corp. Ltd.	123,449	729,544
New World Development Co., Ltd.	1,189,436	1,630,222
NWS Holdings Ltd.	290,715	407,403
Shangri-La Asia Ltd.	175,143	182,958
Sino Land Co., Ltd.	424,061	616,040
SJM Holdings Ltd.	433,000	492,885
Sun Hung Kai Properties Ltd.	207,177	3,171,877
Swire Pacific Ltd., Series A	132,000	1,226,441
Swire Pacific Ltd., Series B	210,000	314,233
Tsim Sha Tsui Properties	60,907	192,281
WH Group Ltd. ±	640,000	661,166
Wharf Holdings Ltd. (The)	171,000	434,945
Wheelock & Co., Ltd.	231,000	1,540,040
Xinyi Glass Holdings Ltd.	106,000	140,385
Yue Yuen Industrial Holdings Ltd.	103,000	304,018
		20,387,521
Ireland — 0.4%
AIB Group PLC	71,738	249,935
Bank of Ireland Group PLC	25,156	137,758
CRH PLC, ADR	38,201	1,540,646
Paddy Power Betfair PLC	6,892	837,628
		2,765,967
Israel — 0.4%
Bank Hapoalim B.M.	138,244	1,146,929
Bank Leumi Le-Israel	81,999	596,952
First International Bank Of Israel Ltd.	4,623	133,725
Israel Discount Bank Ltd., Series A	172,805	801,146
Mizrahi Tefahot Bank Ltd.	1,068	28,453
Teva Pharmaceutical Industries Ltd., ADR *	47,500	465,500
		3,172,705
Italy — 1.3%
Eni SpA	115,191	1,789,038
Intesa Sanpaolo SpA	1,147,125	3,021,885
Mediobanca SpA	39,607	436,008
Telecom Italia SpA *	2,860,918	1,785,539
UniCredit SpA	163,283	2,384,672
		9,417,142
Japan — 22.6%
AEON Financial Service Co. Ltd.	5,400	85,829
AGC, Inc.	48,500	1,754,222
Air Water, Inc.	4,900	72,155
Aisin Seiki Co., Ltd.	22,500	842,805
Alfresa Holdings Corp.	5,800	118,931
Alps Alpine Co. Ltd.	12,300	282,100
Amada Holdings Co., Ltd.	37,100	426,810
Aozora Bank Ltd.	14,700	391,125
Asahi Kasei Corp.	33,100	375,918
Bank of Kyoto Ltd. (The)	8,000	346,049
Brother Industries Ltd.	5,100	106,595
Canon Marketing Japan, Inc. @	12,000	280,521
Chiba Bank Ltd. (The)	79,000	460,237
Chugoku Bank Ltd. (The)	19,700	202,158
Citizen Watch Co., Ltd.	42,800	235,163
Coca-Cola West Co., Ltd. @	20,975	538,781
Concordia Financial Group Ltd.	111,200	462,587
Credit Saison Co., Ltd.	23,900	418,148
Dai Nippon Printing Co., Ltd.	30,000	817,266
Dai-ichi Life Holdings, Inc. (The)	107,000	1,788,832
Daicel Corp.	52,000	502,029
Daido Steel Co., Ltd.	6,200	274,180
Daio Paper Corp.	12,400	170,613
Daiwa Securities Group, Inc.	214,000	1,089,154
Denka Co., Ltd.	16,200	487,543
Denso Corp.	45,800	2,093,257
Dentsu, Inc. @	24,200	840,780
DIC Corp. @	16,000	446,919
Dowa Holdings Co., Ltd.	9,600	360,039
Ebara Corp.	16,800	514,104
FUJIFILM Holdings Corp.	26,100	1,256,298
Fukuoka Financial Group, Inc.	18,000	348,718
Fukuyama Transporting Co., Ltd.	4,300	157,903
Furukawa Electric Co., Ltd.	14,000	363,352
Fuyo General Lease Co., Ltd.	800	54,264
Glory Ltd.	11,200	341,190
GS Yuasa Corp.	4,500	97,948
Hachijuni Bank Ltd. (The)	48,000	211,164
Hankyu Hanshin Holdings, Inc.	44,300	1,908,094
Haseko Corp.	22,300	301,903
Heiwa Corp.	14,000	294,547
Hino Motors Ltd.	25,900	276,985
The accompanying notes are an integral part of these financial statements.
32

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Hitachi Capital Corp.	9,900	$262,317
Hitachi Chemical Co., Ltd.	3,900	164,212
Hitachi Ltd.	116,700	4,968,517
Hitachi Metals Ltd.	47,400	703,660
Honda Motor Co., Ltd.	260,600	7,432,694
Ibiden Co., Ltd.	17,800	426,754
Idemitsu Kosan Co., Ltd.	32,600	909,098
IHI Corp.	7,700	182,410
Iida Group Holdings Co., Ltd.	36,900	651,706
Inpex Corp.	86,000	899,535
Isetan Mitsukoshi Holdings Ltd.	26,300	238,178
Isuzu Motors Ltd.	57,600	688,624
ITOCHU Corp.	77,600	1,810,107
Itoham Yonekyu Holdings, Inc.	22,300	144,692
Iyo Bank Ltd. (The)	19,600	111,840
J. Front Retailing Co., Ltd.	51,400	723,777
Japan Post Holdings Co., Ltd.	71,600	676,100
JFE Holdings, Inc.	91,300	1,185,627
JGC Corp.	16,300	263,278
JSR Corp.	33,300	616,627
JTEKT Corp.	49,700	595,092
JX Holdings, Inc.	478,800	2,194,050
K's Holdings Corp.	32,000	421,444
Kajima Corp.	54,000	724,605
Kamigumi Co., Ltd.	15,700	346,641
Kandenko Co., Ltd.	16,400	158,332
Kaneka Corp.	16,000	518,338
Kawasaki Heavy Industries Ltd.	32,800	726,910
Kobe Steel Ltd.	18,900	102,454
Kokuyo Co., Ltd. @	11,900	178,957
Konica Minolta, Inc.	142,000	931,812
Kuraray Co., Ltd.	76,400	935,883
Kurita Water Industries Ltd.	3,100	92,867
Kyushu Financial Group, Inc.	44,870	194,916
Lintec Corp.	4,200	94,472
LIXIL Group Corp.	45,500	791,031
Mabuchi Motor Co., Ltd.	5,100	194,791
Maeda Corp.	7,100	69,853
Maeda Road Construction Co., Ltd.	10,300	253,483
Marubeni Corp.	203,100	1,515,189
Mazda Motor Corp.	116,300	1,003,998
Mebuki Financial Group, Inc.	83,070	214,068
Medipal Holdings Corp.	25,300	561,860
Mitsubishi Chemical Holdings Corp.	185,800	1,397,925
Mitsubishi Corp.	121,400	3,240,164
Mitsubishi Gas Chemical Co., Inc.	36,300	559,258
Mitsubishi Heavy Industries Ltd.	36,600	1,430,922
Mitsubishi Logistics Corp.	2,500	65,506
Mitsubishi Materials Corp.	35,500	972,652
Mitsubishi Motors Corp.	126,800	534,484
Mitsubishi Tanabe Pharma Corp.	16,600	306,777
Mitsubishi UFJ Financial Group, Inc.	263,200	1,436,936
Mitsubishi UFJ Financial Group, Inc., ADR	600,079	3,258,429
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	716,039
Mitsui Chemicals, Inc.	47,200	1,164,199
Mitsui Fudosan Co., Ltd.	38,600	949,236
Mitsui OSK Lines Ltd.	24,600	684,874
Mizuho Financial Group, Inc.	1,258,800	1,949,805
MS&AD Insurance Group Holdings, Inc.	43,428	1,443,270
Nagase & Co., Ltd.	10,200	153,016
NEC Corp.	47,700	1,984,299
NGK Insulators Ltd.	22,300	390,771
NGK Spark Plug Co., Ltd.	10,600	208,186
NH Foods Ltd.	15,533	644,736
NHK Spring Co., Ltd.	42,200	386,443
Nikkon Holdings Co., Ltd.	2,800	70,763
Nikon Corp.	41,100	508,383
Nippo Corp.	11,000	238,314
Nippon Electric Glass Co., Ltd. @	13,000	292,053
Nippon Express Co., Ltd.	21,600	1,276,260
Nippon Kayaku Co., Ltd.	11,700	145,907
Nippon Paper Industries Co., Ltd.	16,500	280,631
Nippon Shokubai Co., Ltd.	4,600	287,460
Nippon Steel Sumitomo Metal Corp.	124,127	1,889,522
Nippon Yusen KK	32,300	588,894
Nipro Corp.	14,600	176,697
Nissan Motor Co., Ltd.	354,400	2,074,767
Nitto Denko Corp.	1,300	73,940
NOK Corp.	19,900	300,547
Nomura Holdings, Inc.	175,700	911,043
Nomura Real Estate Holdings, Inc.	23,700	571,479
NSK Ltd.	84,600	810,534
NTN Corp.	39,800	126,372
Obayashi Corp.	113,200	1,267,907
Oji Holdings Corp.	226,000	1,237,587
Panasonic Corp.	50,000	473,747
Rengo Co., Ltd.	35,400	271,719
Resona Holdings, Inc.	246,400	1,086,242
Ricoh Co., Ltd.	118,700	1,302,199
Rohm Co., Ltd.	9,500	767,659
Sawai Pharmaceutical Co., Ltd.	3,200	203,801
Seiko Epson Corp.	8,700	132,516
Seino Holdings Co., Ltd.	20,400	277,307
Sekisui House Ltd.	81,800	1,756,756
Shimamura Co., Ltd.	2,600	199,089
Shimizu Corp.	68,400	702,539
Shinsei Bank Ltd. @	18,500	285,192
Shizuoka Bank Ltd. (The)	58,000	436,648
Showa Denko KK @	14,000	373,531
SoftBank Group Corp.	81,200	3,554,252
Sojitz Corp.	179,100	580,214
Sompo Holdings, Inc.	37,143	1,469,927
Sumitomo Chemical Co., Ltd.	471,000	2,158,741
Sumitomo Corp.	102,000	1,524,532
Sumitomo Electric Industries Ltd.	181,800	2,764,103
Sumitomo Forestry Co., Ltd.	33,800	502,388
Sumitomo Heavy Industries Ltd.	26,000	748,976
Sumitomo Metal Mining Co., Ltd.	38,800	1,265,540
Sumitomo Mitsui Financial Group, Inc.	172,700	6,418,136
Sumitomo Mitsui Trust Holdings, Inc.	24,900	993,892
Sumitomo Osaka Cement Co., Ltd.	4,500	197,759
Sumitomo Rubber Industries Ltd.	42,800	526,654
T&D Holdings, Inc.	122,400	1,571,469
Taiheiyo Cement Corp.	25,000	739,727
Taiyo Yuden Co. Ltd. @	10,400	321,127
Takashimaya Co., Ltd.	23,500	265,593
Takeda Pharmaceutical Co. Ltd.	44,373	1,769,121
TDK Corp.	9,000	1,026,276
Teijin Ltd.	53,199	1,001,261
THK Co., Ltd. @	8,300	226,721
Toda Corp.	28,000	187,088
Toho Holdings Co., Ltd.	8,800	196,563
Tokai Carbon Co. Ltd. @	21,300	214,657
Tokio Marine Holdings, Inc.	20,400	1,148,844
Tokyo Tatemono Co., Ltd.	37,600	591,398
Tokyu Fudosan Holdings Corp.	132,300	919,300
Toray Industries, Inc.	128,500	876,456
Tosoh Corp.	58,300	909,470

The accompanying notes are an integral part of these financial statements.
33

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Toyo Seikan Group Holdings Ltd.	30,500	$530,532
Toyoda Gosei Co., Ltd.	15,300	386,531
Toyota Motor Corp.	131,890	9,363,577
Toyota Motor Corp., ADR @	40,897	5,747,664
Toyota Tsusho Corp.	46,800	1,662,583
TS Tech Co., Ltd.	7,000	220,653
Ube Industries Ltd.	24,700	540,806
Wacoal Holdings Corp.	1,700	45,952
Yamada Denki Co., Ltd.	93,100	495,254
Yamaguchi Financial Group, Inc.	23,000	157,489
Yamaha Motor Co., Ltd. @	37,200	754,237
Yokohama Rubber Co., Ltd. (The)	27,600	541,306
Zeon Corp.	28,500	358,299
		159,029,015
Luxembourg — 0.1%
SES SA	60,528	848,678

Netherlands — 4.0%
ABN AMRO Group NV ±	77,588	1,411,634
Aegon NV	178,433	814,003
Akzo Nobel NV	2,244	228,150
ArcelorMittal @	53,718	942,214
ArcelorMittal =	1,708	29,968
ASR Nederland NV	2,539	95,009
Fiat Chrysler Automobiles NV	202,005	2,989,615
Fiat Chrysler Automobiles NV	52,894	777,013
ING Groep NV	386,479	4,633,392
Koninklijke Ahold Delhaize NV	285,058	7,128,816
Koninklijke DSM NV	38,309	4,988,957
Koninklijke Philips NV @	22,433	1,094,730
Koninklijke Vopak NV	10,435	565,700
NN Group NV	46,074	1,747,858
Randstad Holding NV	13,836	844,900
		28,291,959
New Zealand — 0.2%
Air New Zealand Ltd.	126,439	249,398
Auckland International Airport Ltd.	122,236	720,031
EBOS Group Ltd.	14,140	230,837
Fletcher Building Ltd.	104,034	356,482
Ryman Healthcare Ltd.	16,629	182,808
SKYCITY Entertainment Group, Ltd.	9,800	26,191
		1,765,747
Norway — 0.7%
Austevoll Seafood ASA	4,728	48,496
DNB ASA	140,787	2,629,944
Norsk Hydro ASA	174,914	650,302
SpareBank 1 SR-Bank ASA	25,719	292,950
Statoil ASA	11,143	222,751
Storebrand ASA	56,200	441,826
Subsea 7 SA	28,831	344,653
Yara International ASA	14,514	603,751
		5,234,673
Portugal — 0.1%
Banco Espirito Santo SA *§	414,564	—
EDP Renovaveis SA	32,371	381,261
		381,261
Singapore — 1.1%
BOC Aviation Ltd. ±	47,800	486,140
CapitaLand Ltd.	430,800	1,201,160
City Developments Ltd.	103,600	843,466
Frasers Centrepoint Ltd.	23,300	29,278
Keppel Corp. Ltd.	379,500	1,910,268
Olam International Ltd.	82,000	110,353
Oversea-Chinese Banking Corp. Ltd.	83,765	683,847
Singapore Airlines Ltd.	158,940	1,068,306
United Industrial Corp. Ltd.	63,243	134,955
UOL Group Ltd.	47,218	292,095
Wilmar International Ltd.	239,800	734,582
		7,494,450
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	283,641	1,585,392
Banco Bilbao Vizcaya Argentaria SA,
ADR @	19,187	107,063
Banco de Sabadell SA	370,058	431,698
Banco Santander SA	2,786,466	11,658,409
Bankia SA	123,310	263,148
CaixaBank SA	63,253	198,521
Repsol SA	13,625	212,894
		14,457,125
Sweden — 2.3%
BillerudKorsnas AB	35,971	424,946
Boliden AB	68,429	1,815,500
Dometic Group AB ±	22,074	222,287
Getinge AB, B Shares	33,006	613,157
Holmen AB	23,456	714,222
Husqvarna AB, Class B	9,183	73,551
ICA Gruppen AB	15,599	728,126
Intrum AB	10,769	321,241
Millicom International Cellular SA	12,736	609,989
Peab AB	3,201	32,040
SKF AB	68,707	1,389,347
SSAB AB, A Shares	32,802	115,044
SSAB AB, B Shares	185,078	1,740,451
SSAB AB, Series B	71,560	233,176
Svenska Cellulosa AB, Series A	244	2,602
Svenska Cellulosa AB, Series B	83,778	849,734
Svenska Handelsbanken AB, A Shares	84,880	914,379
Svenska Handelsbanken AB, B Shares	1,918	21,174
Swedbank AB, A Shares	67,198	1,000,471
Tele2 AB, B Shares	8,541	123,879
Telia Co. AB	390,069	1,676,243
Trelleborg AB	39,848	717,076
Volvo AB, Series A	21,144	357,127
Volvo AB, Series B	85,902	1,438,984
		16,134,746
Switzerland — 9.8%
ABB Ltd.	119,814	2,893,215
Adecco Group SA	36,654	2,318,617
Alcon, Inc. *µ	31,115	1,761,833
Alcon, Inc. @*	3,914	221,415
Baloise Holding AG	10,839	1,959,935
Banque Cantonale Vaudoise	173	141,217
Chocoladefabriken Lindt & Spruengli AG	1	88,345
Cie Financiere Richemont SA	68,383	5,374,262
Clariant AG	8,119	181,205
Credit Suisse Group AG	129,912	1,759,141
Flughafen Zuerich AG	517	94,393
Helvetia Holding AG	2,160	305,319
Julius Baer Group Ltd.	38,000	1,960,467

The accompanying notes are an integral part of these financial statements.
34

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
LafargeHolcim Ltd.	56,614	$3,141,322
Lonza Group AG	9,923	3,621,413
Novartis AG	155,578	14,773,319
Novartis AG, ADR	19,570	1,853,083
Swatch Group AG (The) µ	12,219	645,797
Swatch Group AG (The) @µ	5,344	1,490,887
Swiss Life Holding AG	5,678	2,850,147
Swiss Re AG	27,273	3,063,211
Swisscom AG	4,128	2,186,415
UBS Group AG	385,713	4,872,227
Vifor Pharma AG	3,119	569,303
Zurich Insurance Group AG	26,257	10,773,564
		68,900,052
United Kingdom — 14.9%
Anglo American PLC	157,388	4,530,186
Antofagasta PLC	11,948	145,096
Aviva PLC	901,779	5,001,356
Barclays PLC, ADR	274,779	2,615,896
Barratt Developments PLC	249,631	2,468,716
BP PLC, ADR	270,319	10,201,839
British American Tobacco PLC	220,071	9,420,016
British American Tobacco PLC, ADR @	2,004	85,090
Carnival PLC	7,715	372,391
Coca-Cola European Partners PLC	3,617	181,153
Glencore PLC	1,526,564	4,758,980
GVC Holdings PLC	14,764	172,918
HSBC Holdings PLC	142,436	1,116,742
HSBC Holdings PLC, ADR @	256,837	10,039,758
Investec PLC	102,451	601,316
J Sainsbury PLC	422,622	1,286,992
Kingfisher PLC	420,977	1,210,049
Lloyds Banking Group PLC	9,201,932	7,618,048
Lloyds Banking Group PLC, ADR @	376,801	1,247,211
Melrose Industries PLC	351,390	1,117,548
Micro Focus International PLC @	13,173	184,817
Phoenix Group Holdings PLC	47,050	466,795
Royal Bank of Scotland Group PLC	40,266	128,167
Royal Bank of Scotland Group PLC,
ADR @	162,939	1,049,327
Royal Dutch Shell PLC, ADR, Class A	182,057	10,737,722
Royal Dutch Shell PLC, ADR, Class B @	201,632	12,091,871
Standard Chartered PLC	186,070	1,755,840
Standard Life Aberdeen PLC	112,099	487,184
Tesco PLC	28,781	97,291
Vodafone Group PLC	4,677,355	9,092,697
WM Morrison Supermarkets PLC	548,065	1,450,482
WPP PLC	166,889	2,357,617
WPP PLC, ADR @	8,470	595,356
		104,686,467
TOTAL COMMON STOCKS
(Identified Cost $631,309,587)		691,813,691

PREFERRED STOCKS — 1.3%
Germany — 1.3%
Bayerische Motoren Werke AG, 6.210%	11,127	687,088
Porsche Automobil Holding SE, 3.200%	17,284	1,291,980
Volkswagen AG, 2.680%	37,559	7,424,979
		9,404,047
TOTAL PREFERRED STOCKS
(Identified Cost $10,884,972)		9,404,047

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Repsol SA *	13,625	6,465
TOTAL RIGHTS AND WARRANTS
(Identified Cost $6,438)		6,465

SHORT-TERM INVESTMENTS — 2.6%
Investment Company — 0.1%
State Street Institutional U.S. Government
Money Market Fund 1.535%	672,047	672,047

Collateral For Securities On Loan — 2.5%
State Street Navigator Securities Lending
Government Money Market Portfolio,
1.560%	17,676,965	17,676,965
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,349,012)		18,349,012

Total Investments — 102.1%
(Identified Cost $660,550,009)		719,573,215

Liabilities, Less Cash and Other Assets — (2.1%)		(14,697,255)
Net Assets — 100.0%		$704,875,960

†	See Note 1
@	A portion or all of the security were held on loan. As of December 31, 2019, the market value of the securities on loan was $42,154,294.12.
¥	Traded on the Canada, Toronto Stock Exchange.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2019 amounted to $3,390,688 or 0.48% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
µ	Traded on the Switzerland, Swiss Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.
35

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.9%
Brazil — 7.1%
Aliansce Sonae Shopping Centers sa *	—	$5
Alliar Medicos A Frente SA	4,900	22,120
Banco Bradesco SA	16,432	139,170
Banco Bradesco SA, ADR	120,549	1,078,914
Banco BTG Pactual SA	7,330	138,721
Banco do Brasil SA	68,244	896,077
Banco Pan SA *	569	1,498
Banco Santander Brasil SA	29,897	368,036
Banco Santander Brasil SA, ADR @	2,200	26,686
Camil Alimentos SA	17,192	38,506
Cia Siderurgica Nacional SA	8,513	29,860
Cia Siderurgica Nacional SA, ADR @	50,677	174,836
Cogna Educacao	137,145	389,680
Construtora Tenda SA	8,231	61,773
Cosan SA Industria e Comercio	8,196	141,744
Direcional Engenharia SA	12,000	44,746
Duratex SA	30,856	128,250
Embraer SA, ADR	18,374	358,109
Enauta Participacoes SA	13,118	52,176
Ez Tec Empreendimentos e
Participacoes SA	11,543	148,931
Gerdau SA, ADR @	102,151	500,540
International Meal Co., Alimentacao SA	24,900	51,995
Iochpe Maxion SA	16,997	98,787
JBS SA	79,507	509,926
JHSF Participacoes SA	20,831	36,922
MRV Engenharia e Participacoes SA	42,264	226,412
Petroleo Brasileiro SA	451,622	3,592,588
Petroleo Brasileiro SA, ADR	8,100	129,114
Restoque Comercio e Confeccoes de
Roupas SA	1,622	6,855
Sao Martinho SA	24,581	144,943
SLC Agricola SA	15,358	94,682
Sul America SA	30,818	459,049
Tupy SA	9,747	61,302
Usinas Siderurgicas de Minas Gerais SA	9,100	22,328
Vale SA	423,489	5,611,148
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	14,643	61,809
		15,848,238
Chile — 1.1%
Besalco SA	22,668	12,299
CAP SA	9,560	72,429
Cencosud SA	141,787	186,674
Cia Sud Americana de Vapores SA *	231,075	8,417
Empresas CMPC SA	98,730	241,590
Empresas COPEC SA	28,915	259,560
Empresas La Polar SA *	307,156	5,188
Enel Americas SA	3,013,130	669,184
Enel Chile SA, ADR	16,218	77,036
Enersis Americas SA, ADR	14,495	159,155
ENTEL Chile SA *	16,734	119,015
Grupo Security SA	151,161	39,381
Inversiones Aguas Metropolitanas SA	40,036	43,606
Itau CorpBanca	12,354,030	71,632
Latam Airlines Group SA, ADR	17,808	180,929
Masisa SA *	174,355	7,457
PAZ Corp. SA	9,073	8,253
Ripley Corp. SA	104,950	47,065
Salfacorp SA	43,600	25,338
Sigdo Koppers SA	27,803	36,605
SMU SA	147,411	28,592
Sociedad Matriz SAAM SA	550,961	43,413
Socovesa SA	38,881	13,185
SONDA SA	26,216	22,591
Vina Concha y Toro SA	10,997	20,986
		2,399,580
China — 17.0%
361 Degrees International Ltd.	71,000	12,938
Agile Group Holdings Ltd.	131,091	197,167
Agricultural Bank of China Ltd., H Shares	1,551,000	682,716
Air China Ltd., Class H	154,000	156,326
Ajisen China Holdings Ltd.	37,000	13,153
Aluminum Corp. of China Ltd., H Shares *	290,000	99,367
Angang Steel Co., Ltd., H Shares @	142,999	59,458
Anton Oilfield Services Group	226,000	25,813
Apex International Co., Ltd.	15,000	23,018
Asia Cement China Holdings Corp.	40,000	59,751
AviChina Industry & Technology Co., Ltd.
H Shares	37,000	16,666
BAIC Motor Corp., Ltd., H Shares ±	123,500	70,052
Baidu, Inc. ADR *	1,184	149,658
Bank of China Ltd., H Shares	3,637,902	1,554,639
Bank of Chongqing Co., Ltd., H Shares	46,500	27,868
Bank of Communications Co., Ltd.,
H Shares	427,400	303,864
BBMG Corp., H Shares	143,000	43,860
Beijing Capital International Airport Co.,
Ltd., H Shares	128,000	124,020
Beijing Capital Land Ltd., H Shares @	100,000	28,105
Beijing Enterprises Clean Energy Group Ltd. *	260,000	2,069
Beijing Enterprises Holdings Ltd.	29,500	135,342
Beijing North Star Co., Ltd., Class H	100,000	32,725
Brilliance China Automotive Holdings Ltd.	150,000	155,538
BYD Electronic International Co., Ltd.	42,000	80,741
C C Land Holdings Ltd.	106,500	24,465
CAR, Inc. *	44,000	30,040
Central China Real Estate Ltd.	56,000	32,627
CGN Meiya Power Holdings Co., Ltd. *±	152,000	21,652
Chaowei Power Holdings Ltd.	71,000	26,059
China Agri-Industries Holdings Ltd.	203,700	107,963
China Aircraft Leasing Group Holdings Ltd.	16,000	17,022
China Aoyuan Group Ltd.	62,000	101,048
China BlueChemical Ltd., H Shares	192,000	47,308
China Cinda Asset Management Co., Ltd.,
Class H	505,000	114,709
China Citic Bank Corp., Ltd., H Shares	448,000	268,491
China Coal Energy Co., Ltd., H Shares	120,000	47,585
China Communication Services Corp., Ltd.,
H Shares	155,600	113,421
China Communications Construction Co.,
Ltd., H Shares	218,000	177,650
China Construction Bank Corp., H Shares	5,998,810	5,181,011
China Development Bank Financial Leasing
Co., Ltd., H Shares ±	128,000	24,640
China Dongxiang Group Co., Ltd	218,000	24,060
China Eastern Airlines Corp., Ltd.,
H Shares *	104,000	57,657
China Energy Engineering Corp., Ltd.,
H Shares	152,000	18,141
China Everbright Bank Co., Ltd., H Shares	160,000	74,330
China Everbright Greentech Ltd. ±	32,000	17,330
China Everbright Ltd.	40,000	74,740
China Evergrande Group *@	19,000	52,667
China Galaxy Securities Co., Ltd., H Shares	176,000	103,672

The accompanying notes are an integral part of these financial statements.
36

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Harmony New Energy Auto Holding Ltd. @	62,000	$31,190
China High Speed Transmission Equipment
Group Co., Ltd. @	23,000	16,323
China Hongqiao Group Ltd.	162,500	98,013
China Huarong Asset Management Co., Ltd.
Class H ±	395,000	62,350
China Huiyuan Juice Group Ltd. *@§	84,500	—
China International Capital Corp., Ltd., H
Shares @±	35,600	68,621
China International Marine Containers
Group Co., Ltd., Class H	49,640	46,313
China Jinmao Holdings Group Ltd.	266,000	207,207
China Lesso Group Holdings Ltd.	73,000	93,589
China Lumena New Materials Corp. *@§~	224,000	—
China Machinery Engineering Corp.,
Class H	57,000	22,969
China Merchants Bank Co., Ltd., H Shares	8,500	43,687
China Merchants Land Ltd. *	118,000	18,475
China Merchants Port Holdings Co., Ltd.	74,421	125,877
China Minsheng Banking Corp., Ltd.,
H Shares	424,880	321,156
China Mobile Ltd.	490,500	4,123,012
China National Building Material Co., Ltd.,
H Shares	382,850	427,447
China Oil & Gas Group Ltd. *	200,000	7,957
China Oilfield Services Ltd., H Shares	102,000	159,958
China Oriental Group Co., Ltd.	122,000	50,570
China Overseas Grand Oceans Group Ltd.	131,500	90,960
China Overseas Land & Investment Ltd.	320,000	1,246,359
China Petroleum & Chemical Corp.,
H Shares	1,746,400	1,051,117
China Railway Construction Corp., Ltd.,
H Shares	159,500	174,600
China Railway Group Ltd., H Shares	248,000	153,084
China Reinsurance Group Corp., H Shares	323,000	53,058
China Resources Cement Holdings Ltd.	150,000	190,958
China Resources Land Ltd.	246,000	1,224,901
China Resources Medical Holdings Co., Ltd.	28,000	16,242
China Resources Pharmaceutical Group Ltd. ±	58,000	53,815
China Sanjiang Fine Chemicals Co., Ltd.	44,000	9,317
China SCE Group Holdings Ltd.	151,000	87,977
China Shanshui Cement Group Ltd. *	53,000	20,745
China Shenhua Energy Co., Ltd.	280,500	586,032
China Shineway Pharmaceutical Group Ltd.	36,000	34,095
China South City Holdings Ltd.	308,000	39,131
China Southern Airlines Co., Ltd., H Shares	130,000	87,420
China State Construction International
Holdings Ltd.	134,000	121,751
China Taiping Insurance Holdings Co., Ltd.	115,200	285,623
China Traditional Chinese Medicine
Holdings Co., Ltd.	156,000	75,274
China Travel International Investment Hong
Kong Ltd.	180,000	31,878
China Unicom Hong Kong Ltd.	54,000	50,866
China Unicom Hong Kong Ltd., ADR @	56,880	532,397
China Yurun Food Group Ltd. *	23,000	2,391
China ZhengTong Auto Services Holdings Ltd.	74,500	26,579
China Zhongwang Holdings Ltd.	154,000	61,463
Chongqing Rural Commercial Bank Co.,
Ltd., H Shares	226,000	115,432
CIFI Holdings Group Co., Ltd.	170,071	143,830
CIMC Enric Holdings Ltd.	20,000	11,935
CITIC Ltd.	423,000	565,643
Citic Resources Holdings Ltd.	150,000	9,240
CITIC Securities Co., Ltd., Class H	23,000	52,480
CNOOC Ltd.	1,432,000	2,381,674
Cogobuy Group *±	40,000	6,776
Concord New Energy Group Ltd.	420,000	20,482
Coolpad Group Ltd. *@	240,200	8,785
COSCO SHIPPING Development Co., Ltd.,
H Shares	324,200	38,277
COSCO SHIPPING Energy Transportation
Co., Ltd., H Shares	92,000	43,448
COSCO SHIPPING Ports Ltd.	106,383	87,102
CPMC Holdings Ltd. @	25,000	10,908
CSR Corp., Ltd. - Class H	48,000	34,988
CT Environmental Group Ltd. *@§	98,000	1,604
Dah Chong Hong Holdings Ltd.	85,228	40,469
Dongfang Electric Corp. Ltd. H Shares	29,800	17,974
Dongfeng Motor Group Co., Ltd., H Shares	142,000	133,575
Dongyue Group Ltd.	56,000	31,046
Everbright Securities Co., Ltd., Class H ±	16,000	13,100
Fantasia Holdings Group Co., Ltd. *	142,500	26,517
Far East Horizon Ltd.	97,000	90,872
Fosun International Ltd.	128,000	186,605
Fufeng Group Ltd. *	123,000	54,142
GCL New Energy Holdings Ltd. *	392,000	7,948
GCL-Poly Energy Holdings Ltd. *	899,000	34,034
Gemdale Properties & Investment Corp., Ltd.	226,000	29,873
General Interface Solution Holding Ltd.	30,000	113,087
GF Securities Co., Ltd., Class H	53,200	64,791
GOME Retail Holdings Ltd. *@	570,000	52,667
Grand Baoxin Auto Group Ltd. *	23,000	4,398
Great Wall Motor Co., Ltd., H Shares @	168,500	124,554
Greenland Hong Kong Holdings Ltd.	112,000	48,581
Greentown China Holdings Ltd.	48,000	58,950
Guangshen Railway Co., Ltd., ADR @	2,674	44,388
Guangzhou Automobile Group Co., Ltd., H
Shares @	126,000	156,847
Guangzhou R&F Properties Co., Ltd., H
Shares @	96,000	177,159
Guotai Junan Securities Co., Ltd. ±	23,000	40,733
Haitong Securities Co., Ltd., Class H	122,400	144,669
Harbin Bank Co., Ltd., H Shares *@±	57,000	11,265
Harbin Electric Co., Ltd., H Shares *	54,000	15,592
HC Group, Inc. *	70,500	20,990
Hengdeli Holdings Ltd.	184,000	7,792
Hi Sun Technology China Ltd. *	72,000	12,012
Hopson Development Holdings Ltd.	58,000	58,802
Hua Han Health Industry Holdings Ltd. *§	640,000	—
Hua Hong Semiconductor Ltd. ±	31,000	70,495
Huaneng Renewables Corp., Ltd., H Shares	480,000	186,646
Huatai Securities Co., Ltd., Class H ±	59,000	104,336
Industrial & Commercial Bank of China
Ltd., H Shares	3,289,000	2,532,500
Jiangxi Copper Co., Ltd., H Shares	59,000	81,167
JinkoSolar Holding Co., Ltd. ADR *@	2,344	52,717
Joy City Property Ltd.	226,000	24,943

The accompanying notes are an integral part of these financial statements.
37

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
JOYY, Inc. *	2,659	$140,369
Ju Teng International Holdings Ltd.	56,000	14,301
K Wah International Holdings Ltd.	55,000	30,703
Kaisa Group Holdings Ltd. *	140,000	66,835
Kasen International Holdings Ltd. *	35,000	16,394
Kingboard Chemical Holdings Ltd.	62,500	198,112
Kingboard Laminates Holdings Ltd.	86,000	106,613
Kunlun Energy Co., Ltd.	318,000	280,769
KWG Property Holding Ltd. *	112,500	157,656
Lee & Man Paper Manufacturing Ltd.	74,000	56,030
Legend Holdings Corp., H Shares ±	23,300	52,866
Longfor Properties Co., Ltd. ±	40,500	189,707
Lonking Holdings Ltd.	99,000	29,729
Maoye International Holdings Ltd.	82,000	5,683
Metallurgical Corp., of China Ltd., H Shares	139,000	31,217
Mingfa Group International Co., Ltd. *§	91,000	—
MMG Ltd. *	56,000	16,817
Nexteer Automotive Group Ltd.	58,000	52,549
Nine Dragons Paper Holdings Ltd.	130,000	135,133
Orient Securities Co., Ltd., Class H ±	16,800	10,543
Panda Green Energy Group Ltd. *@	310,000	7,638
PAX Global Technology Ltd. @	52,000	24,357
People's Insurance Co., Group of China Ltd.
(The), H Shares	187,000	77,754
PetroChina Co., Ltd., H Shares	1,710,000	858,039
PICC Property & Casualty Co., Ltd.,
H Shares	280,000	337,410
Poly Property Group Co., Ltd.	186,000	77,099
Postal Savings Bank of China Co., Ltd.,
Class H ±	305,000	207,448
Pou Sheng International Holdings Ltd.	41,000	12,944
Powerlong Real Estate Holdings Ltd.	143,000	95,428
Qingling Motors Co., Ltd., Class H	84,000	20,482
Red Star Macalline Group Corp., Ltd.,
H Shares ±	18,456	15,490
Ronshine China Holdings Ltd. *	24,000	33,202
Seaspan Corp. @	6,910	98,191
Semiconductor Manufacturing International
Corp. *@	157,800	241,794
Shandong Chenming Paper Holdings Ltd.,
H Shares	35,250	16,466
Shanghai Electric Group Co., Ltd., H Shares	104,000	34,167
Shanghai Industrial Holdings Ltd.	45,000	86,624
Shanghai Industrial Urban Development
Group Ltd.	265,000	33,328
Shanghai Jin Jiang International Hotels
Group Co., Ltd., H Shares	148,000	30,389
Shanghai Pharmaceuticals Holding Co.,
Ltd., Class H	40,900	79,571
Shenzhen International Holdings Ltd.	44,500	97,768
Shenzhen Investment Ltd.	291,060	116,539
Shimao Property Holdings Ltd.	106,000	410,816
Shougang Concord International Enterprises
Co., Ltd.	672,000	33,202
Shougang Fushan Resources Group Ltd.	176,000	37,945
Shui On Land Ltd.	180,000	39,501
Shunfeng International Clean Energy Ltd. *	220,000	3,303
Sihuan Pharmaceutical Holdings Group Ltd.	328,000	39,146
SINA Corp. *	4,723	188,589
Sino-Ocean Land Holdings Ltd.	246,212	98,898
Sinofert Holdings Ltd. *	244,000	25,363
Sinopec Engineering Group Co., Ltd., H
Shares	93,000	55,616
Sinopec Kantons Holdings Ltd.	90,000	37,884
Sinopec Shanghai Petrochemical Co.,
Ltd., Class H	142,000	42,824
Sinotrans Ltd., H Shares	145,000	49,311
Sinotruk Hong Kong Ltd.	60,000	127,972
Skyworth Digital Holdings Ltd. *@	158,477	45,760
SOHO China Ltd.	94,000	35,466
TCL Electronics Holdings Ltd.	38,667	18,162
Texhong Textile Group Ltd.	18,000	20,258
Tianjin Port Development Holdings Ltd.	180,000	18,249
Tianneng Power International Ltd. @	54,000	41,094
Tomson Group Ltd.	24,000	5,975
Tongda Group Holdings Ltd.	220,000	27,386
Trip.com Group Ltd. ADR *	15,676	525,773
Truly International Holdings Ltd. *	120,000	17,710
Universal Medical Financial & Technical
Advisory Services Co., Ltd. ±	75,500	57,165
Wasion Group Holdings Ltd.	48,000	23,469
West China Cement Ltd.	198,000	32,524
Xiamen International Port Co., Ltd., Class H	94,000	13,993
Xingda International Holdings Ltd.	79,862	22,240
Yanzhou Coal Mining Co., Ltd., H Shares	130,000	116,782
YuanShengTai Dairy Farm Ltd. *	226,000	8,556
Yuexiu Property Co., Ltd.	675,033	155,931
Yuzhou Properties Co., Ltd.	108,819	59,910
Zhong An Group Ltd. *	89,000	2,707
Zoomlion Heavy Industry Science &
Technology Co., Ltd., H Shares	57,000	47,766
		38,136,129
Colombia — 0.3%
Banco de Bogota SA	1,958	50,713
Cementos Argos SA	31,937	70,923
Constructora Conconcreto SA *	52,618	7,203
Corp. Financiera Colombiana SA *	7,729	72,418
Grupo Argos SA	33,287	180,246
Grupo de Inversiones Suramericana SA	22,033	227,888
Grupo Nutresa SA	7,954	61,459
		670,850
Czech Republic — 0.2%
CEZ, AS	20,203	454,054

Greece — 0.4%
Alpha Bank AE *	103,232	222,674
Bank of Greece	859	14,299
Ellaktor SA *	12,186	23,265
Eurobank Ergasias SA *	125,060	129,057
Hellenic Petroleum SA	6,638	65,300
Marfin Investment Group Holdings SA *	45,244	4,593
Mytilineos Holdings SA	11,793	129,372
National Bank of Greece SA *	66,811	226,324
Piraeus Bank SA *	30,732	103,072
		917,956
Hong Kong — 0.1%
21Vianet Group, Inc.,ADR *	3,788	27,463
China Mobile Ltd. ADR @	2,500	105,675
CP Pokphand Co., Ltd.	144,000	11,827
Digital China Holdings Ltd.	26,000	13,513
Guorui Properties Ltd.	63,000	13,179
Honghua Group Ltd. *	125,000	8,502
Jiayuan International Group Ltd.	48,000	18,788
Tiangong International Co., Ltd.	42,000	17,517
		216,464
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	55,772	555,723

The accompanying notes are an integral part of these financial statements.
38

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hungary (Continued)
Richter Gedeon Nyrt	9,290	$201,979
		757,702
India — 13.2%
ACC Ltd.	4,759	96,476
Adani Enterprises Ltd.	22,884	66,589
Adani Gas Ltd.	31,999	73,028
Adani Transmissions Ltd. *	27,809	128,977
Aditya Birla Capital Ltd. *	44,000	63,215
Allahabad Bank Ltd. *	20,823	5,528
Ambuja Cements Ltd.	61,485	169,092
Andhra Bank *	22,882	5,402
Anveshan Heavy Engineering Ltd. *	498	3,417
Apollo Tyres Ltd.	47,356	108,541
Arvind Fashions Ltd. *	2,690	14,881
Arvind Ltd.	13,452	7,557
Ashok Leyland Ltd.	76,389	87,168
Aurobindo Pharma Ltd.	25,561	163,762
Axis Bank Ltd.	134,335	1,416,219
Axis Bank Ltd. GDR	1,352	71,791
Bajaj Holdings & Investment Ltd.	4,097	196,131
Balrampur Chini Mills Ltd.	15,439	39,691
Bank of Baroda *	66,538	94,757
Bharat Electronics Ltd.	74,073	103,775
Bharat Heavy Electricals Ltd.	96,730	58,815
Bharti Airtel Ltd.	295,587	1,888,360
Birla Corp., Ltd.	3,237	27,688
Brigade Enterprises Ltd.	9,561	29,335
Cadila Healthcare Ltd.	21,220	75,467
Canara Bank *	16,899	52,382
Ceat Ltd.	3,536	48,989
CG Power and Industrial Solutions Ltd. *	49,779	7,602
Chambal Fertilizers and Chemicals Ltd.	14,403	30,772
Cipla Ltd.	40,427	270,672
City Union Bank Ltd.	18,860	62,027
Cochin Shipyard Ltd. ±	3,997	22,511
Container Corp. Of India Ltd.	7,508	60,256
Corporation Bank *	735	259
Cox & Kings Financial Service Ltd. *	3,984	25
Cox & Kings Ltd. *	11,953	251
Cyient Ltd.	7,451	42,642
Dalmia Bharat Ltd. *	939	10,656
DCB Bank Ltd.	19,962	48,102
DCM Shriram Ltd.	4,319	24,022
Dilip Buildcon Ltd. ±	2,860	16,127
Dishman Carbogen Amcis Ltd.	5,292	6,243
DLF Ltd.	49,579	159,966
Dr Reddy 's Laboratories Ltd., ADR	10,396	421,870
eClerx Services Ltd.	1,042	8,266
Edelweiss Financial Services Ltd.	37,825	57,921
EID Parry India Ltd.	7,288	20,523
Escorts Ltd.	8,038	70,945
Exide Industries Ltd.	21,360	55,780
Federal Bank Ltd.	191,290	235,434
Finolex Cables Ltd.	3,726	19,330
Finolex Industries Ltd.	1,266	9,764
Firstsource Solutions Ltd.	20,730	11,907
Fortis Healthcare Ltd. *	29,585	54,919
GAIL India Ltd.	230,723	391,444
GAIL India Ltd., GDR	552	5,432
Gateway Distriparks Ltd.	5,474	9,425
General Insurance Corp. of India ±	7,543	23,883
Glenmark Pharmaceuticals Ltd.	12,966	63,033
Godfrey Phillips India Ltd.	794	14,141
Granules India Ltd.	17,305	29,905
Grasim Industries Ltd.	31,951	333,484
Great Eastern Shipping Co., Ltd. (The)	8,582	36,070
Gujarat Alkalies & Chemicals Ltd.	2,551	14,903
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd.	4,596	10,534
Gujarat Pipavav Port Ltd.	19,498	24,312
Gujarat State Petronet Ltd.	17,561	53,917
Himachal Futuristic Communications Ltd.	69,784	17,158
Hindalco Industries Ltd.	170,691	516,056
ICICI Bank Ltd.	15,316	115,581
ICICI Bank Ltd., ADR	82,445	1,244,095
Idea Cellular Ltd. *	856,414	74,389
IDFC Bank Ltd. *	120,566	76,601
IDFC Ltd.	78,818	43,452
IFCI Ltd. *	68,818	6,363
IIFL Holdings Ltd.	25,376	49,790
IIFL Securities Ltd. *	25,376	14,629
IIFL Wealth Management Ltd.	3,625	57,642
India Cements Ltd. (The)	31,361	31,305
Indiabulls Housing Finance Ltd.	31,451	137,717
Indiabulls Real Estate Ltd. *	29,702	27,194
Indiabulls Ventures Ltd.	9,410	28,258
Indian Bank *	10,338	14,657
Indian Hotels Co., Ltd. (The)	9,238	18,682
Inox Fluorochemicals Ltd. *	4,451	38,490
J Kumar Infraprojects Ltd.	2,087	4,164
Jagran Prakashan Ltd.	8,773	7,670
Jain Irrigation Systems Ltd.	44,473	5,047
Jammu & Kashmir Bank Ltd. (The) *	24,690	10,360
Jindal Saw Ltd.	14,261	14,585
Jindal Steel & Power Ltd. *	46,366	108,903
JK Cement Ltd.	1,001	16,339
JM Financial Ltd.	26,872	35,483
JSW Energy Ltd.	64,641	62,578
JSW Steel Ltd.	146,710	554,956
Jubilant Life Sciences Ltd.	9,690	72,901
Kalpataru Power Transmission Ltd.	5,415	31,104
Karnataka Bank Ltd. (The)	25,825	26,050
Karur Vysya Bank Ltd. (The)	50,658	42,760
Kaveri Seed Co., Ltd.	2,125	15,064
KEC International Ltd.	2,756	11,661
KPIT Engineering Ltd. *	21,169	27,582
KPIT Technologies Ltd. *	21,169	21,027
KPR Mill Ltd.	1,232	11,323
KRBL Ltd.	2,340	9,360
L&T Finance Holdings Ltd.	64,219	106,435
Larsen & Toubro Ltd.	24,741	452,337
Larsen & Toubro Ltd. GDR	17,284	317,680
Laurus Labs Ltd. ±	2,957	14,914
LIC Housing Finance Ltd.	40,180	244,222
Lupin Ltd.	31,166	334,024
Magma Fincorp Ltd.	22,463	16,915
Maharashtra Scooters Ltd.	198	12,386
Mahindra & Mahindra Financial Services Ltd.	38,086	171,680
Mahindra & Mahindra Ltd.	97,230	723,659
Mahindra & Mahindra Ltd., GDR	11,770	88,981

The accompanying notes are an integral part of these financial statements.
39

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Mahindra CIE Automotive Ltd. *	6,907	$15,875
Manappuram Finance Ltd.	52,506	130,239
Max India Ltd. *	8,945	10,195
Motilal Oswal Financial Services Ltd.	2,516	26,648
Mphasis Ltd.	11,356	146,385
MRF Ltd.	145	134,481
Muthoot Finance Ltd.	15,546	165,755
Natco Pharma Ltd.	2,947	24,772
National Aluminium Co., Ltd.	66,123	40,390
Nava Bharat Ventures Ltd.	7,718	8,023
NCC Ltd.	58,777	46,114
Oberoi Realty Ltd.	8,568	63,703
Oriental Bank of Commerce *	14,300	10,478
PC Jeweller Ltd. *	7,610	2,607
Persistent Systems Ltd.	5,293	49,706
Petronet LNG Ltd.	18,380	69,023
Piramal Enterprises Ltd.	8,714	185,943
PNB Housing Finance Ltd. ±	4,224	25,624
PNC Infratech Ltd.	4,201	11,241
Power Finance Corp. Ltd. *	93,216	153,645
Prakash Industries Ltd.	3,119	2,224
Prestige Estates Projects Ltd.	14,610	69,142
PTC India Ltd.	28,037	21,957
Punjab National Bank *	189,708	171,294
Quess Corp., Ltd. *±	2,433	16,438
Rain Industries Ltd.	7,350	10,143
Rajesh Exports Ltd.	7,411	69,357
Rashtriya Chemicals & Fertilizers Ltd.	7,262	4,731
Raymond Ltd.	3,276	30,780
RBL Bank Ltd. ±	23,980	115,855
Redington India Ltd.	28,950	47,859
Reliance Industries Ltd.	354,872	7,537,124
Reliance Industries Ltd., GDR ±	28,624	1,217,951
Reliance Power Ltd. *	91,910	4,507
Repco Home Finance Ltd.	3,632	16,143
Rural Electrification Corp. Ltd.	117,454	235,309
Sadbhav Engineering Ltd.	4,946	7,532
Shilpa Medicare Ltd.	1,821	7,171
Shipping Corp. of India Ltd. *	14,166	12,305
Shriram City Union Finance Ltd.	2,635	51,496
Shriram Transport Finance Co., Ltd.	21,478	351,848
Sobha Ltd.	6,105	34,302
Somany Home Innovation Ltd. *	2,665	5,414
South Indian Bank Ltd. (The)	112,022	15,930
SRF Ltd.	2,051	98,561
State Bank of India *	97,841	457,554
State Bank of India Ltd., GDR *	2,800	131,040
Steel Authority of India Ltd.	89,762	54,012
Sterlite Technologies Ltd.	6,042	10,005
Strides Shasun Ltd.	5,470	27,665
Sun Pharmaceutical Industries Ltd.	82,251	498,151
Sunteck Realty Ltd.	5,951	34,850
Syndicate Bank *	19,381	7,589
Tata Chemicals Ltd.	10,372	97,060
Tata Global Beverages Ltd.	40,148	180,693
Tata Motors Ltd. *	190,099	491,772
Tata Motors Ltd. *	9,839	127,218
Tata Steel Ltd.	55,068	363,182
Thomas Cook India Ltd.	3,507	3,144
TI Financial Holdings Ltd. *	2,985	20,826
Time Technoplast Ltd.	13,782	10,851
Tube Investments of India Ltd.	2,032	13,707
TV18 Broadcast Ltd. *	55,772	16,526
Uflex Ltd.	3,166	8,893
Union Bank of India *	28,863	22,180
VA Tech Wabag Ltd. *	3,303	8,390
Vardhman Textiles Ltd.	2,832	39,319
Vedanta Ltd.	207,664	442,948
Vedanta Ltd., ADR	14,869	128,319
Welspun Corp., Ltd.	11,246	22,680
Welspun India Ltd.	31,519	21,152
Wipro Ltd.	138,808	478,587
Wockhardt Ltd. *	4,111	13,494
Yes Bank Ltd.	193,770	127,591
Zee Entertainment Enterprises Ltd.	51,165	209,310
Zensar Technologies Ltd.	5,610	13,754
		29,479,199
Indonesia — 2.6%
Adaro Energy Tbk PT	2,296,700	257,257
Adhi Karya Persero Tbk PT	265,600	22,480
AKR Corporindo Tbk PT	184,700	52,553
Alam Sutera Realty Tbk PT *	1,503,200	25,771
Aneka Tambang Tbk PT	812,316	49,151
Astra Agro Lestari Tbk PT	61,744	64,824
Astra International Tbk PT	1,609,400	802,816
Astra Otoparts Tbk PT	19,600	1,751
Bank Bukopin Tbk PT *	428,300	6,911
Bank Danamon Indonesia Tbk PT	242,673	69,048
Bank Mandiri Tbk PT	1,948,700	1,077,347
Bank Maybank Indonesia Tbk PT	568,800	8,440
Bank Negara Indonesia Persero Tbk PT	931,466	526,707
Bank Pan Indonesia Tbk PT *	763,800	73,450
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	445,200	38,002
Bank Pembangunan Daerah Jawa Timur
Tbk PT	69,000	3,405
Bank Tabungan Negara Tbk PT	405,590	61,938
Barito Pacific Tbk PT	704,500	76,628
BFI Finance Indonesia Tbk PT	564,800	22,783
BISI International Tbk PT	94,000	7,110
Bukit Asam Tbk PT	339,600	65,070
Bumi Serpong Damai Tbk PT *	850,400	76,878
Ciputra Development Tbk PT	1,431,877	107,268
Delta Dunia Makmur Tbk PT *	589,400	11,888
Eagle High Plantations Tbk PT *	1,380,100	15,608
Erajaya Swasembada Tbk PT	208,500	26,959
Gajah Tunggal Tbk PT *	177,100	7,463
Garuda Indonesia Persero Tbk PT *	400,470	14,366
Global Mediacom Tbk PT *	1,084,300	27,181
Hanson International Tbk PT *	5,335,700	19,217
Indah Kiat Pulp & Paper Corp., Tbk PT	365,500	202,726
Indika Energy Tbk PT	305,700	26,315
Indo Tambangraya Megah Tbk PT	52,800	43,643
Indofood Sukses Makmur Tbk PT	617,800	352,679
Japfa Comfeed Indonesia Tbk PT	567,600	62,760
Krakatau Steel Persero Tbk PT *	255,200	5,588
Lippo Cikarang Tbk PT *	40	3
Lippo Karawaci Tbk PT *	5,497,772	95,837
Medco Energi Internasional Tbk PT *	1,095,266	68,245
Media Nusantara Citra Tbk PT	629,000	73,853
Modernland Realty Tbk PT *	1,398,700	21,561
Pabrik Kertas Tjiwi Kimia Tbk PT	98,000	72,534
Pakuwon Jati Tbk PT	295,800	12,145
Panin Financial Tbk PT *	1,598,900	34,782
Pembangunan Perumahan Persero Tbk PT	442,900	50,567
PP Properti Tbk PT	1,727,300	8,461
Ramayana Lestari Sentosa Tbk PT	70,400	5,401

The accompanying notes are an integral part of these financial statements.
40

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Salim Ivomas Pratama Tbk PT *	482,300	$15,008
Semen Indonesia Persero Tbk PT	269,900	233,301
Sentul City Tbk PT *	1,477,400	9,046
Sri Rejeki Isman Tbk PT	996,900	18,671
Surya Semesta Internusa Tbk PT	393,100	18,547
Tiga Pilar Sejahtera Food Tbk PT *§	168,600	—
Timah Tbk PT	396,682	23,574
Tunas Baru Lampung Tbk PT	317,700	22,770
United Tractors Tbk PT	249,500	386,853
Vale Indonesia Tbk PT *	218,900	57,396
Waskita Beton Precast Tbk PT	1,138,000	24,920
Waskita Karya Persero Tbk PT	606,100	64,834
Wijaya Karya Persero Tbk PT	459,200	65,824
XL Axiata Tbk PT *	526,000	119,352
		5,817,466
Korea — 15.9%
AK Holdings, Inc.	449	13,434
Asia Cement Co., Ltd.	309	20,307
Asia Paper Manufacturing Co. Ltd.	567	14,709
BGF Co., Ltd.	4,970	24,067
BNK Financial Group, Inc.	37,989	251,628
Capro Corp.	3,814	10,257
Chongkundang Holdings Corp.	228	19,913
CJ CheilJedang Corp.	1,213	264,847
CJ Corp.	2,399	200,392
CJ Hellovision Co., Ltd.	4,225	22,103
Dae Han Flour Mills Co., Ltd.	157	20,025
Daelim Industrial Co., Ltd.	4,243	332,043
Daesang Corp.	3,420	68,610
Daewoo Engineering & Construction Co., Ltd. *	30,049	123,163
Daewoo Shipbuilding & Marine
Engineering Co., Ltd. *	5,100	122,820
Daishin Securities Co., Ltd.	5,898	60,946
Daou Technology, Inc.	3,137	51,540
DGB Financial Group, Inc.	21,295	131,108
Dongbu Insurance Co., Ltd.	7,581	342,848
Dongkuk Steel Mill Co., Ltd. *	7,956	40,934
Dongwon Development Co., Ltd.	7,412	26,182
Dongwon Industries Co., Ltd.	221	40,418
Doosan Bobcat, Inc. *	6,843	203,257
Doosan Corp.	930	56,534
Doosan Fuel Cell Co. Ltd. *	3,111	23,566
Doosan Heavy Industries & Construction
Co., Ltd. *	21,002	103,879
Doosan Infracore Co., Ltd. *	21,468	103,029
Doosan Solus Co. Ltd. *	1,715	30,179
DTR Automotive Corp.	652	16,547
E-Mart Co., Ltd.	2,694	297,017
Easy Bio, Inc.	5,230	22,544
Eugene Corp.	10,995	47,823
Eugene Investment & Securities Co., Ltd.	8,694	17,216
GS Engineering & Construction Corp.	8,640	231,979
GS Holdings Corp.	9,519	424,731
GS Home Shopping, Inc.	400	51,399
Halla Holdings Corp.	1,447	57,432
Hana Financial Group, Inc.	48,804	1,557,238
Handsome Co., Ltd.	1,970	53,745
Hanil Cement Co., Ltd.	233	18,818
Hanil Holdings Co Ltd.	191	7,251
Hanjin Transportation Co., Ltd.	1,833	47,551
Hankook Tire Co., Ltd.	12,471	361,799
Hansol Holdings Co., Ltd. *	7,109	24,128
Hansol Paper Co., Ltd.	2,232	27,889
Hansol Technics Co., Ltd. *	1,664	12,864
Hanwha Chem Corp. *	14,628	238,435
Hanwha Corp.	5,835	126,140
Hanwha General Insurance Co., Ltd.	8,055	19,677
Hanwha Investment & Securities Co., Ltd. *	18,065	32,258
Hanwha Life Insurance Co., Ltd.	58,215	116,284
Hanwha Techwin Co., Ltd. *	4,682	141,903
Harim Holdings Co., Ltd.	3,907	28,953
HDC Hyundai Development Co.-
Engineering & Construction	1,703	37,772
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	18,772
Humax Co., Ltd. *	1,390	6,250
Hy-Lok Corp.	918	15,241
Hyosung Advanced Materials Corp. *	147	14,110
Hyosung Chemical Corp.	104	12,995
Hyosung Corp.	1,324	90,560
Hyosung Heavy Industries Corp. *	306	7,052
Hyosung TNC Co., Ltd.	142	18,971
Hyundai Construction Equipment Co., Ltd.	1,558	40,282
Hyundai Department Store Co., Ltd.	2,271	163,189
Hyundai Development Co.	4,642	44,355
Hyundai Electric & Energy System Co., Ltd. *	1,980	19,775
Hyundai Engineering & Construction Co., Ltd.	8,487	310,433
Hyundai Greenfood Co., Ltd.	5,396	55,292
Hyundai Heavy Industries Co., Ltd. *	3,600	393,791
Hyundai Home Shopping Network Corp.	716	49,840
Hyundai Hy Communications & Networks
Co., Ltd.	3,997	11,786
Hyundai Livart Furniture Co. Ltd.	1,625	18,759
Hyundai Marine & Fire Insurance Co., Ltd.	10,174	237,096
Hyundai Mipo Dockyard Co., Ltd.	2,135	85,016
Hyundai Mobis Co., Ltd.	6,886	1,524,334
Hyundai Motor Co.	12,940	1,348,325
Hyundai Motor Securities Co., Ltd.	1,658	14,409
Hyundai Robotics Co., Ltd.	1,054	308,057
Hyundai Steel Co.	12,692	345,163
Hyundai Wia Corp.	1,952	84,734
Industrial Bank of Korea *	42,024	428,798
Interpark Holdings Corp.	7,348	13,788
INTOPS Co., Ltd.	1,491	16,632
IS Dongseo Co., Ltd.	1,670	47,582
JB Financial Group Co., Ltd.	23,079	109,563
KB Financial Group, Inc. *	6,566	270,543
KB Financial Group, Inc., ADR *	56,600	2,341,542
KCC Corp. §	562	113,474
Kia Motors Corp.	34,999	1,340,703
KISWIRE Ltd.	933	16,579
KIWOOM Securities Co., Ltd.	2,047	140,721
Kolmar Korea Holdings Co. Ltd.	1,820	35,489
Kolon Corp.	985	14,948
Kolon Industries, Inc.	2,613	112,410
Korea Asset In Trust Co., Ltd.	5,452	15,888
Korea Electric Terminal Co., Ltd.	682	25,211
Korea Investment Holdings Co., Ltd.	6,241	390,720

The accompanying notes are an integral part of these financial statements.
41

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Korea Line Corp. *	2,642	$52,545
Korea Petrochemical Ind Co., Ltd.	506	51,412
Korea Real Estate Investment & Trust Co., Ltd.	23,805	43,228
Korean Air Lines Co., Ltd.	7,810	192,473
Korean Reinsurance Co.	11,454	90,230
KT Skylife Co., Ltd.	3,507	26,444
Kukdo Chemical Co., Ltd.	393	15,989
Kumho Petrochemical Co. Ltd.	2,140	143,413
Kwang Dong Pharmaceutical Co., Ltd.	5,019	28,861
Kyobo Securities Co., Ltd.	2,156	17,189
LF Corp.	3,054	48,856
LG Corp.	10,130	646,456
LG Display Co., Ltd. *	12,166	170,952
LG Display Co., Ltd., ADR *@	62,695	435,103
LG Electronics, Inc. *	18,039	1,124,659
LG Hausys Ltd.	907	42,901
LG International Corp.	4,279	55,687
LG Uplus Corp.	15,900	195,235
Lotte Chemical Corp.	2,945	570,435
Lotte Chilsung Beverage Co., Ltd.	470	56,898
Lotte Confectionery Co., Ltd.	72	9,308
Lotte Corp.	2,825	95,148
LOTTE Fine Chemicals Co., Ltd.	2,950	115,174
Lotte Food Co., Ltd.	34	12,142
LOTTE Himart Co., Ltd.	1,461	39,037
Lotte Shopping Co., Ltd.	1,539	180,323
LS Corp.	2,558	105,731
Lumens Co., Ltd. *	5,701	15,184
Meritz Financial Group, Inc.	6,335	64,640
Meritz Fire & Marine Insurance Co., Ltd.	6,331	97,720
Meritz Securities Co., Ltd.	51,373	168,363
Mirae Asset Daewoo Co., Ltd.	41,677	272,092
Mirae Asset Life Insurance Co., Ltd.	13,679	48,911
Moorim P&P Co., Ltd.	2,365	8,640
Muhak Co., Ltd.	2,076	15,241
Namyang Dairy Products Co., Ltd.	41	15,582
Nexen Corp.	2,630	13,759
Nexen Tire Corp.	5,151	40,666
NH Investment & Securities Co., Ltd.	20,301	222,943
NHN Entertainment Corp. *	1,188	68,622
Nong Shim Co., Ltd.	339	70,500
Nong Shim Holdings Co., Ltd.	185	12,558
NS Shopping Co., Ltd.	1,784	14,578
OCI Co., Ltd.	2,344	126,883
Orange Life Insurance Ltd. ±	4,577	111,412
Orion Holdings Corp.	2,572	39,588
Pan Ocean Co., Ltd. *	32,472	127,619
Poongsan Corp.	2,993	61,597
POSCO	984	201,233
Posco Daewoo Corp.	7,508	121,081
POSCO, ADR	51,783	2,621,255
S&T Dynamics Co., Ltd.	2,008	11,477
S&T Motiv Co., Ltd.	1,086	40,146
Sajo Industries Co., Ltd.	327	10,547
Samsung C&T Corp.	5,494	515,456
Samsung Card Co., Ltd.	3,768	125,768
Samsung Fire & Marine Insurance Co., Ltd.	4,298	904,979
Samsung Heavy Industries Co., Ltd. *	37,996	238,861
Samsung Life Insurance Co., Ltd.	10,315	664,506
Samsung Securities Co., Ltd.	7,725	257,845
Samyang Corp.	427	18,683
Samyang Holdings Corp.	578	33,487
SeAH Besteel Corp.	1,570	20,703
SeAH Steel Corp.	210	11,059
SeAH Steel Holdings Corp.	235	9,632
Sebang Co., Ltd.	1,306	12,987
Sebang Global Battery Co., Ltd.	944	30,448
Seohan Co., Ltd.	5,607	5,770
Shinhan Financial Group Co., Ltd. *	21,114	791,467
Shinhan Financial Group Co., Ltd.,
ADR *@	45,208	1,721,069
Shinsegae Co., Ltd.	1,093	273,144
Shinyoung Securities Co., Ltd.	511	24,038
Sindoh Co., Ltd.	964	30,759
SK Chemicals Co., Ltd.	1,366	75,597
SK Discovery Co Ltd.	1,596	36,089
SK Gas Co., Ltd.	364	26,628
SK Holdings Co., Ltd.	3,700	838,255
SK Innovation Co., Ltd.	6,554	850,102
SK Networks Co., Ltd.	21,566	110,772
SK Securities Co., Ltd.	36,346	19,077
SKC Co., Ltd.	1,827	80,572
SL Corp.	2,487	39,032
Songwon Industrial Co. Ltd.	1,925	25,884
Ssangyong Motor Co. *	7,906	14,186
Sung Kwang Bend Co., Ltd.	2,941	26,321
Sungwoo Hitech Co., Ltd.	7,756	25,150
Sunjin Co., Ltd.	941	7,641
Taekwang Industrial Co., Ltd.	61	55,912
Taewoong Co., Ltd. *	2,152	16,543
Taeyoung Engineering & Construction Co., Ltd.	6,376	65,885
Tongyang Life Insurance Co., Ltd.	6,487	22,438
Tongyang, Inc.	18,180	22,559
Unid Co., Ltd.	1,035	41,840
Wonik Holdings Co., Ltd. *	5,077	23,970
Woori Financial Group, Inc.	57,755	579,323
Woori Financial Spon ADR *@	6,036	182,649
Young Poong Corp.	46	25,656
Youngone Corp. *	3,259	96,520
Youngone Holdings Co., Ltd.	787	32,802
Yuanta Securities Korea Co., Ltd. *	15,682	38,851
		35,674,890
Malaysia — 2.6%
Aeon Co. M Bhd	64,400	22,356
Affin Holdings Bhd	44,670	20,749
AirAsia Bhd	239,300	99,452
Alliance Financial Group Berhad	167,400	107,630
AMMB Holdings Berhad	285,887	273,272
Batu Kawan Berhad	18,800	80,155
Berjaya Corp. Berhad *	455,775	27,856
Berjaya Land Berhad *	215,200	9,996
Boustead Holdings Berhad	62,239	14,455
Boustead Plantations Bhd	55,720	10,421
Bumi Armada Bhd *	442,100	57,282
Cahya Mata Sarawak Bhd	68,100	37,792
CIMB Group Holdings Bhd	813,505	1,024,215
Coastal Contracts Bhd *	36,500	11,422
DRB-Hicom Berhad	119,100	69,297
Eastern & Oriental Bhd	83,232	12,717
Eco World Development Group Bhd *	176,300	32,109
Ekovest Bhd	165,800	31,818
Felda Global Ventures Holdings Bhd *	258,800	96,168
Gamuda Berhad	173,100	165,039
Genting Bhd	217,700	321,986
Genting Malaysia Bhd	237,300	190,861

The accompanying notes are an integral part of these financial statements.
42

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
HAP Seng Consolidated Berhad	24,400	$59,531
Hengyuan Refining Co. Bhd *	9,900	10,213
Hong Leong Bank Bhd	14,300	60,479
Hong Leong Financial Group Berhad	29,521	121,967
IJM Corp. Berhad	308,160	163,478
IOI Properties Group Bhd	168,150	50,973
Jaya Tiasa Holdings Bhd	54,200	13,780
Keck Seng Malaysia Bhd	13,300	15,282
KNM Group Bhd *	258,360	23,685
Lotte Chemical Titan Holding Bhd ±	36,200	21,328
Mah Sing Group Bhd	205,885	35,484
Malayan Banking Bhd	275,919	582,799
Malaysia Building Society Bhd	187,868	38,120
Malaysian Pacific Industries Bhd	5,200	14,543
Malaysian Resources Corp. Bhd	336,800	60,106
Matrix Concepts Holdings Bhd	42,800	19,985
Media Prima Bhd *	120,700	8,262
MISC Berhad	118,520	241,937
MKH Bhd	36,950	15,718
MMC Corp. Berhad	61,400	14,785
Muhibbah Engineering M Bhd	47,400	28,506
Multi-Purpose Holdings Bhd	86,100	54,095
Oriental Holdings Berhad	36,560	58,543
OSK Holdings Berhad	74,455	18,930
Pos Malaysia Berhad	53,800	19,466
PPB Group Berhad	37,500	172,717
RHB Capital Berhad	177,571	250,913
Sapura Energy Bhd	662,200	43,710
Sarawak Oil Palms Bhd	20,500	20,548
Sime Darby Bhd	293,600	159,343
Sime Darby Property Bhd	308,000	68,896
SP Setia Bhd Group	143,480	56,122
Sunway Bhd	205,597	90,472
Ta Ann Holdings Bhd	33,360	28,544
TA Enterprise Bhd	140,200	20,393
Time dotCom Bhd	9,380	21,143
UEM Sunrise Bhd *	225,600	38,882
United Malacca Bhd	14,600	19,095
UOA Development Bhd	121,000	60,049
VS Industry Bhd	134,600	44,093
Wah Seong Corp. Bhd *	3,573	1,048
WCT Holdings Bhd *	113,654	24,173
YTL Corp. Berhad	587,645	140,788
		5,729,972
Mexico — 3.2%
ALEATICA SAB de CV	17,691	26,292
Alfa SAB de CV, Class A	432,223	357,986
Alpek SA de CV	61,784	68,458
Arca Continental SAB de CV	34,213	180,967
Banco del Bajio SA ±	69,070	116,167
Cemex SAB de CV	1,339,508	501,585
Coca-Cola Femsa SAB de CV	24,353	147,863
Consorcio ARA SAB de CV	72,788	16,015
Corp. Actinver SAB de CV	15,700	9,549
Credito Real SAB de CV SOFOM ER	28,241	35,310
El Puerto de Liverpool SAB de CV,
Series C	16,147	80,105
Genomma Lab Internacional SAB de CV,
Series B *	69,897	69,315
Gentera SAB de CV	125,754	128,963
Grupo Aeromexico SAB de CV *	36,839	30,492
Grupo Carso SAB de CV, Series A	36,003	133,082
Grupo Cementos de Chihuahua SAB de CV	9,847	52,575
Grupo Comercial Chedraui SA de CV	54,670	78,300
Grupo Elektra SAB de CV	2,237	164,774
Grupo Financiero Banorte SAB de CV	286,505	1,599,549
Grupo Financiero Inbursa SA	217,619	267,024
Grupo Hotelero Santa Fe SAB de CV *	22,600	7,650
Grupo Mexico SAB de CV, Series B	466,960	1,283,754
Grupo Rotoplas SAB de CV *	25,345	21,582
Grupo Sanborns SAB de CV	49,041	63,546
Grupo Simec SAB de CV, Series B *	4,376	14,926
Grupo Televisa SAB	219,964	515,721
Hoteles City Express SAB de CV *	17,476	12,016
Industrias Bachoco SAB de CV, ADR @	1,239	64,428
Industrias Bachoco SAB de CV, Series B	5,634	24,163
Industrias CH SAB de CV, Series B *	23,916	117,787
Industrias Penoles SAB de CV	13,511	141,502
La Comer SAB de CV *	37,216	46,000
Minera Frisco SAB de CV, Class A1 *	59,337	9,540
Minera Frisco SAB de CV, Class A2 *§	34,967	7,037
Nemak SAB de CV ±	78,001	32,714
Orbia Advance Corp. SAB de CV	150,008	319,890
Organizacion Soriana SAB de CV, Class B	92,061	124,063
Promotora y Operadora de Infraestructura
SAB de CV	12,534	128,287
Promotora y Operadora de Infraestructura
SAB de CV	1,600	11,847
Unifin Financiera SAB de CV SOFOM ENR	6,817	11,177
Vitro SAB de CV, Series A	11,941	26,613
		7,048,614
Netherlands — 0.0%
VEON Ltd.	14,442	36,538

Philippines — 1.4%
Alliance Global Group, Inc.	400,400	92,184
Altus San Nicolas Corp. *§	6,799	522
Ayala Corp.	17,120	265,530
Bank of the Philippine Islands	96,829	168,057
BDO Unibank, Inc.	140,857	439,439
Belle Corp.	176,000	6,916
Cebu Air, Inc.	23,560	41,635
CEMEX Holdings Philippines, Inc. *±	125,000	4,961
China Banking Corp.	80,076	39,607
Cosco Capital, Inc.	257,000	34,710
DMCI Holdings, Inc.	385,900	50,366
East West Banking Corp. *	72,150	17,181
Emperador, Inc. *	147,300	20,970
Filinvest Land, Inc.	1,435,000	42,502
First Philippine Holdings Corp.	33,750	45,948
GT Capital Holdings, Inc.	7,712	128,977
JG Summit Holdings, Inc.	273,950	437,065
LT Group, Inc.	220,200	52,088
Megaworld Corp.	1,004,700	79,551
Metropolitan Bank & Trust	159,857	209,271
Nickel Asia Corp.	253,000	16,935
Petron Corp.	421,800	32,148
Philippine National Bank *	43,096	29,358
Pilipinas Shell Petroleum Corp.	50,340	32,602
The accompanying notes are an integral part of these financial statements.
43

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
Premium Leisure Corp.	846,000	$9,522
Puregold Price Club, Inc.	33,600	26,372
Rizal Commercial Banking Corp.	47,790	22,553
Robinsons Land Corp.	353,155	192,110
Robinsons Retail Holdings, Inc.	43,490	68,698
San Miguel Corp.	67,120	217,350
Security Bank Corp.	23,180	89,251
Top Frontier Investment Holdings, Inc. *	8,630	36,466
Union Bank of the Philippines	24,340	27,731
Vista Land & Lifescapes, Inc.	694,200	105,956
		3,084,532
Poland — 1.1%
Alior Bank SA *	7,579	57,293
Amica SA	306	11,050
Bank Handlowy w Warszawie SA	2,647	36,141
Bank Millennium SA *	38,727	59,715
Ciech SA *	1,973	20,646
Cyfrowy Polsat SA	17,071	125,719
Echo Investment SA	12,278	15,113
Enea SA *	32,379	67,550
Grupa Azoty SA *	6,701	51,716
Grupa Lotos SA	10,029	220,940
Jastrzebska Spolka Weglowa SA	2,892	16,297
Kernel Holding SA	6,315	75,319
KGHM Polska Miedz SA *	14,110	355,474
LC Corp. SA	26,490	17,735
Lubelski Wegiel Bogdanka SA	963	8,846
mBank SA *	910	93,401
Netia SA *	17,231	20,075
PGE SA *	69,060	144,895
PKP Cargo SA	3,933	21,252
Polski Koncern Naftowy Orlen SA	33,586	759,733
Powszechna Kasa Oszczednosci Bank
Polski SA	22,227	201,888
Tauron Polska Energia SA *	90,633	39,178
		2,419,976
Russia — 2.4%
Gazprom PAO, ADR	228,645	1,881,291
Lukoil PJSC, ADR	28,118	2,788,743
Rosneft Oil Co. PJSC, GDR	76,001	547,815
RusHydro PJSC, ADR	61,905	52,186
TMK PJSC GDR	5,188	19,274
VTB Bank PJSC	92,145	134,808
		5,424,117
Singapore — 0.0%
Grindrod Shipping Holdings Ltd. *	905	6,268

South Africa — 6.5%
Absa Group Ltd.	82,997	884,725
Advtech Ltd.	40,887	31,528
Aeci Ltd.	20,337	155,366
African Oxygen Ltd.	8,358	12,836
African Phoenix Investments Ltd. *	72,611	4,044
African Rainbow Minerals Ltd.	15,142	176,934
Alexander Forbes Group Holdings Ltd.	100,385	39,778
Allied Electronics Corp., Ltd., Class A	12,228	20,168
Anglo American Platinum Ltd.	294	27,442
AngloGold Ashanti Ltd.	3,375	76,266
AngloGold Ashanti Ltd., ADR	46,550	1,039,927
ArcelorMittal South Africa Ltd. *	23,974	2,037
Aspen Pharmacare Holdings Ltd. *	23,728	201,974
Assore Ltd.	3,341	64,883
Astral Foods Ltd.	5,245	81,319
Barloworld Ltd.	39,661	319,219
Blue Label Telecoms Ltd. *	17,959	3,308
Caxton & CTP Publishers & Printers Ltd.	18,814	10,424
DataTec Ltd.	37,153	88,068
Discovery Ltd.	28,218	243,034
EOH Holdings Ltd. *@	6,411	5,735
Exxaro Resources Ltd.	22,767	213,170
FirstRand Ltd.	9,635	43,201
Gold Fields Ltd., ADR	163,422	1,078,585
Grindrod Ltd.	63,691	22,873
Harmony Gold Mining Co., Ltd., ADR *	7,390	26,826
Hudaco Industries Ltd.	4,134	31,476
Impala Platinum Holdings Ltd. *	59,730	612,056
Imperial Holdings Ltd.	25,987	108,542
Investec Ltd.	24,611	145,775
Invicta Holdings Ltd. *	2,098	2,653
KAP Industrial Holdings Ltd.	227,015	68,075
Kumba Iron Ore Ltd. @	663	19,742
Lewis Group Ltd.	3,337	8,172
Liberty Holdings Ltd.	21,825	172,422
Life Healthcare Group Holdings Ltd.	128,351	225,893
Long4Life Ltd. *	66,407	19,108
Merafe Resources Ltd.	200,153	12,290
Metair Investments Ltd.	23,331	38,480
Momentum Metropolitan Holdings	152,272	237,443
Motus Holdings Ltd.	16,843	98,249
Mpact Ltd.	27,799	29,573
MTN Group Ltd. @	246,937	1,454,365
Murray & Roberts Holdings Ltd.	70,150	53,391
Nampak Ltd. *	66,852	32,600
Nedbank Group Ltd.	43,706	668,727
Oceana Group Ltd.	7,336	32,238
Old Mutual Ltd. @	343,437	482,077
Omnia Holdings Ltd. @	27,935	67,314
Peregrine Holdings Ltd.	23,191	31,328
Pioneer Foods Group Ltd.	7,900	61,960
PPC Ltd. *	147,503	26,329
Raubex Group Ltd.	16,897	28,942
Reunert Ltd.	23,002	119,231
Rhodes Food Group Pty Ltd.	12,062	12,841
Royal Bafokeng Platinum Ltd. *	7,872	27,889
Sanlam Ltd.	15,040	84,940
Sappi Ltd.	89,490	279,025
Sasol Ltd.	25,120	544,297
Sasol Ltd., ADR @	30,724	663,946
Sibanye-Stillwater *@	220,792	565,774
Standard Bank Group Ltd.	165,433	1,988,125
Steinhoff International Holdings NV *@	277,126	16,620
Super Group Ltd. *	66,941	135,928
Telkom SA SOC Ltd.	52,920	131,563
Tongaat Hulett Ltd. *§	15,539	10,992
Truworths International Ltd.	31,969	112,300
Tsogo Sun Gaming Ltd.	69,401	60,848
Wilson Bayly Holmes-Ovcon Ltd.	6,827	67,319
		14,464,528
Spain — 0.2%
Banco Santander Sa *	77,719	324,317
CEMEX Latam Holdings SA *	13,000	17,421
		341,738
Taiwan — 17.0%
Ability Enterprise Co., Ltd.	25,195	13,994
Acer, Inc.	267,884	159,513
Alpha Networks, Inc. *	53,200	41,794

The accompanying notes are an integral part of these financial statements.
44

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Ambassador Hotel (The)	20,000	$19,782
AmTRAN Technology Co., Ltd. *	99,360	35,300
Ardentec Corp.	39,092	40,230
Asia Cement Corp.	317,269	507,491
Asia Pacific Telecom Co., Ltd. *	192,000	48,229
Asia Polymer Corp.	29,508	15,553
Asia Vital Components Co., Ltd.	53,000	73,638
Asustek Computer, Inc.	75,000	579,194
AU Optronics Corp.	868,000	291,003
AU Optronics Corp., ADR @	9,199	30,081
Capital Securities Corp.	256,437	96,238
Career Technology MFG. Co., Ltd.	20,000	23,852
Casetek Holdings Ltd.	23,751	37,516
Catcher Technology Co., Ltd.	98,000	742,102
Cathay Financial Holding Co., Ltd.	735,166	1,043,510
Cathay Real Estate Development Co., Ltd.	70,000	48,921
Chang Hwa Commercial Bank Ltd.	633,578	479,775
Cheng Loong Corp.	114,000	73,396
Cheng Uei Precision Industry Co., Ltd.	62,543	95,556
Chia Hsin Cement Corp.	22,000	16,403
Chilisin Electronics Corp.	19,380	82,751
Chin-Poon Industrial Co., Ltd.	55,000	58,620
China Airlines Ltd.	422,111	127,575
China Bills Finance Corp.	110,000	55,042
China Chemical & Pharmaceutical Co., Ltd.	19,000	12,201
China Development Financial Holding Corp.	1,339,468	434,767
China General Plastics Corp.	26,000	18,040
China Life Insurance Co., Ltd. *	283,585	242,178
China Manmade Fibers Corp.	173,595	48,065
China Metal Products	31,000	32,420
China Motor Corp.	22,478	29,319
China Petrochemical Development Corp.	347,550	113,620
China Steel Corp.	1,869,800	1,490,750
China Synthetic Rubber Corp.	96,604	101,190
Chipbond Technology Corp.	82,000	183,821
ChipMOS TECHNOLOGIES, Inc.	28,897	33,016
Chun Yuan Steel	30,000	10,158
Chung Hung Steel Corp.	105,000	37,304
Chung-Hsin Electric & Machinery
Manufacturing Corp.	55,000	44,584
Clevo Co.	71,000	87,160
CMC Magnetics Corp. *	193,595	61,804
Compal Electronics, Inc.	671,000	421,935
Compeq Manufacturing Co., Ltd.	127,000	191,070
Continental Holdings Corp.	42,000	18,634
Coretronic Corp.	64,800	83,764
CTBC Financial Holding Co., Ltd.	2,616,280	1,954,988
CyberTAN Technology, Inc.	37,000	22,587
Darfon Electronics Corp.	17,000	24,981
Darwin Precisions Corp.	55,000	27,796
Depo Auto Parts Ind Co., Ltd.	12,000	23,578
Dynapack International Technology Corp.	23,000	46,726
E Ink Holdings, Inc.	61,000	63,590
E.Sun Financial Holding Co., Ltd.	1,185,937	1,103,768
Elite Semiconductor Memory Technology, Inc.	45,000	58,395
Elitegroup Computer Systems Co., Ltd. *	35,877	16,396
Entie Commercial Bank Co., Ltd.	68,000	36,068
Epistar Corp. *	146,828	158,451
Eva Airways Corp.	381,478	174,978
Everest Textile Co., Ltd. *	45,444	13,856
Evergreen International Storage & Transport Corp.	54,000	25,850
Evergreen Marine Corp., Taiwan Ltd. *	287,459	118,908
Everlight Chemical Industrial Corp.	56,000	29,142
Everlight Electronics Co., Ltd.	51,000	59,120
Far Eastern Department Stores Ltd.	134,220	116,637
Far Eastern International Bank	290,961	115,988
Far Eastern New Century Corp.	519,338	517,138
Farglory Land Development Co., Ltd.	51,721	69,532
First Financial Holding Co., Ltd.	1,184,577	936,534
First Steamship Co., Ltd.	36,000	13,330
FocalTech Systems Co., Ltd. *	26,000	20,642
Formosa Advanced Technologies Co., Ltd.	20,000	24,886
Formosa Chemicals & Fibre Corp.	176,000	513,727
Formosa Taffeta Co., Ltd.	90,000	102,679
Formosan Rubber Group, Inc.	20,080	12,627
Formosan Union Chemical	48,179	20,653
Foxconn Technology Co., Ltd.	96,127	212,283
Fubon Financial Holding Co., Ltd.	913,211	1,413,517
Fulltech Fiber Glass Corp.	31,310	13,526
Gemtek Technology Corp. *	47,000	40,451
Getac Technology Corp.	9,000	14,021
Giantplus Technology Co., Ltd. *	37,000	17,465
Gigastorage Corp. *	46,760	19,888
Gloria Material Technology Corp.	50,392	31,351
Gold Circuit Electronics Ltd. *	45,000	24,994
Goldsun Building Materials Co., Ltd.	193,953	93,169
Grand Pacific Petrochemical *	148,000	91,830
Great Wall Enterprise Co., Ltd.	56,155	81,768
Hannstar Board Corp.	36,718	53,772
HannStar Display Corp.	109,770	29,624
HannsTouch Solution, Inc. *	32,279	14,644
Hey Song Corp.	31,750	34,475
Highwealth Construction Corp.	9,000	13,901
Hiroca Holdings Ltd.	8,000	17,960
Ho Tung Chemical Corp.	108,688	25,851
Hon Hai Precision Industry Co., Ltd.	1,126,068	3,410,847
Hon Hai Precision Industry Co., Ltd. GDR	9,786	59,988
Hong Pu Real Estate Development Co., Ltd.	20,000	16,279
HTC Corp.	69,000	88,503
Hua Nan Financial Holdings Co., Ltd.	926,209	679,741
Hung Sheng Construction Co., Ltd. *	63,360	54,637
IEI Integration Corp.	8,000	14,117
Innolux Corp.	1,212,757	337,001
Inventec Co., Ltd.	261,282	199,162
Jih Sun Financial Holdings Co., Ltd.	247,258	80,421
KEE TAI Properties Co., Ltd.	60,000	25,820
Kindom Construction Corp.	42,000	44,694
King Yuan Electronics Co., Ltd.	185,100	231,861
King's Town Bank Co., Ltd.	121,000	135,220
Kinpo Electronics	230,000	98,592
Kinsus Interconnect Technology Corp.	44,000	76,032
L&K Engineering Co., Ltd.	16,000	16,786
Lealea Enterprise Co., Ltd.	109,406	34,927
Lextar Electronics Corp.	40,000	24,219
Li Peng Enterprise Co., Ltd.	91,245	21,276
Lien Hwa Industrial Corp.	41,505	51,160
Lingsen Precision Industries Ltd. *	41,000	14,224
Lite-On Semiconductor Corp.	21,000	27,706
Lite-On Technology Corp.	319,874	526,596

The accompanying notes are an integral part of these financial statements.
45

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Long Chen Paper Co., Ltd.	86,249	$43,301
Macronix International	119,171	147,885
MediaTek, Inc.	15,000	221,920
Mega Financial Holding Co., Ltd.	1,249,850	1,275,825
Mercuries & Associates Holdings Ltd. *	38,495	27,802
Mercuries Life Insurance Co., Ltd. *	137,105	53,055
MIN AIK Technology Co., Ltd. *	25,600	11,529
Mitac Holdings Corp.	24,676	23,872
Motech Industries, Inc. *	36,775	9,998
Nan Ya Printed Circuit Board Corp. *	24,200	37,095
Nanya Technology Corp.	160,000	445,141
Neo Solar Power Corp. *	8,214	2,099
O-Bank Co., Ltd. *	84,000	21,885
OptoTech Corp.	49,063	42,145
Orient Semiconductor Electronics Ltd. *	42,485	21,046
Oriental Union Chemical Corp.	16,000	11,209
Pan Jit International, Inc.	21,600	19,959
Pan-International Industrial Corp.	34,380	26,722
Pegatron Corp.	288,249	657,712
POU Chen Corp.	269,133	351,937
Powertech Technology, Inc.	23,000	76,572
President Securities Corp.	109,122	52,601
Prince Housing & Development Corp.	148,970	55,907
Qisda Corp.	267,400	190,000
Radium Life Tech Co., Ltd.	101,477	39,437
Rich Development Co., Ltd.	84,978	29,907
Ritek Corp. *	87,399	20,759
Ruentex Development Co., Ltd. *	50,949	76,822
Ruentex Industries Ltd. *	41,400	101,508
Sampo Corp.	10,600	7,125
San Fang Chemical Industry Co., Ltd.	13,000	10,256
Sanyang Industry Co., Ltd.	76,573	54,409
Sesoda Corp.	23,100	19,573
Shihlin Electric & Engineering Corp.	35,000	52,832
Shin Kong Financial Holding Co., Ltd. *	1,117,191	385,727
Shin Zu Shing Co., Ltd.	16,000	68,853
Shining Building Business Co., Ltd. *	72,267	26,398
Shinkong Insurance Co., Ltd.	30,000	38,630
Shinkong Synthetic Fibers Corp.	186,151	74,828
Sigurd Microelectronics Corp.	54,694	67,690
Sincere Navigation Corp.	27,810	15,632
Sinon Corp.	64,000	40,564
SinoPac Financial Holdings Co., Ltd.	1,166,094	505,695
Sirtec International Co., Ltd.	12,000	12,389
Supreme Electronics Co., Ltd.	39,000	39,225
Synnex Technology International Corp.	138,300	173,008
Ta Ya Electric Wire & Cable	47,840	18,193
Taichung Commercial Bank Co., Ltd.	364,744	146,010
Taiflex Scientific Co., Ltd.	25,740	41,216
Tainan Spinning Co., Ltd.	142,427	49,888
Taishin Financial Holding Co., Ltd.	1,055,874	510,731
Taiwan Business Bank	553,823	232,784
Taiwan Cement Corp.	734,095	1,070,152
Taiwan Cooperative Financial Holding Co., Ltd.	836,973	579,350
Taiwan Fertilizer Co., Ltd.	78,000	128,929
Taiwan FU Hsing Industrial Co., Ltd.	21,000	30,754
Taiwan Glass Industrial Corp.	169,321	64,391
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	76,370
Taiwan PCB Techvest Co., Ltd.	28,000	34,140
Taiwan Shin Kong Security Co., Ltd.	10,000	12,443
Taiwan Surface Mounting Technology Co., Ltd.	21,518	83,985
Tatung Co., Ltd. *	147,000	102,979
Teco Electric & Machinery Co., Ltd.	201,000	175,675
Test Rite International Co., Ltd.	36,000	25,460
Thye Ming Industrial Co., Ltd.	10,000	10,825
Ton Yi Industrial Corp.	120,000	46,636
Tong Yang Industry Co., Ltd.	41,921	65,237
TPK Holding Co., Ltd. *	46,000	87,160
Tripod Technology Corp.	25,000	104,664
TSRC Corp.	26,000	20,903
Tung Ho Steel Enterprise Corp.	119,000	91,303
TXC Corp.	56,000	88,361
TYC Brother Industrial Co., Ltd.	21,000	20,351
U-Ming Marine Transport Corp.	47,000	52,680
Unimicron Technology Corp.	197,000	276,012
Union Bank of Taiwan *	162,661	59,959
Unitech Printed Circuit Board Corp.	67,320	75,569
United Microelectronics Corp.	2,220,513	1,218,515
Universal Cement Corp.	46,836	30,623
Unizyx Holding Corp. *	35,000	23,585
UPC Technology Corp.	144,916	53,660
USI Corp.	132,130	61,047
Wah Lee Industrial Corp.	25,000	47,119
Walsin Lihwa Corp.	275,000	141,275
Wan Hai Lines Ltd.	100,650	62,115
Waterland Financial Holdings Co., Ltd.	280,723	105,352
Weikeng Industrial Co., Ltd.	32,945	19,562
Winbond Electronics Corp.	447,893	292,101
Wisdom Marine Lines Co., Ltd. *	58,280	57,450
Wistron Corp.	457,431	432,604
WPG Holdings Ltd.	225,400	293,997
WT Microelectronics Co., Ltd.	71,265	100,085
Yang Ming Marine Transport Corp. *	145,100	34,899
YC Co., Ltd.	21,396	8,993
YC INOX Co., Ltd.	50,000	43,367
Yea Shin International Development Co., Ltd.	29,995	18,861
YFY, Inc.	150,385	67,474
Yieh Phui Enterprise Co., Ltd.	116,525	35,956
Youngtek Electronics Corp.	12,000	21,056
Yuanta Financial Holding Co., Ltd.	1,469,815	990,435
Yulon Motor Co., Ltd.	123,272	80,394
Zhen Ding Technology Holding Ltd.	62,000	295,760
Zinwell Corp.	24,000	16,333
		38,094,921
Thailand — 3.4%
Amarin Printing & Publishing PCL	3,600	500
Ananda Development PCL	180,700	15,806
AP Thailand PCL	324,700	80,758
Asia Aviation PCL *	299,900	22,427
Asia Plus Group Holdings PCL	122,900	7,139
Bangchak Corp. PCL	112,900	105,536
Bangkok Bank PCL, NVDR	29,900	159,713
Bangkok Insurance PCL	2,100	20,682
Bangkok Land PCL	1,039,700	46,165
Bangkok Life Assurance PCL	57,200	39,529
Banpu PCL	487,750	193,773
Cal-Comp Electronics Thailand PCL	482,400	29,955
Charoen Pokphand Foods PCL	450,800	413,871
Esso Thailand PCL	105,200	30,380
GFPT PCL	88,200	36,218
Hana Microelectronics PCL	63,900	73,598
Indorama Ventures PCL	173,100	202,262
IRPC PCL	1,150,700	141,370
Italian-Thai Development PCL	563,700	28,040

The accompanying notes are an integral part of these financial statements.
46

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Kasikornbank PCL, NVDR	172,800	$871,103
KGI Securities Thailand PCL	140,700	20,950
Khon Kaen Sugar Industry PCL	135,600	10,140
Kiatnakin Bank PCL	32,300	71,170
Krung Thai Bank PCL	329,575	180,446
Lanna Resources PCL	2,500	643
LH Financial Group PCL	653,200	29,657
LPN Development PCL	151,700	22,182
Polyplex Thailand PCL	40,600	19,654
Power Solution Technologies PCL	1,122,000	28,093
Precious Shipping PCL *	87,600	22,226
Property Perfect PCL	865,900	23,415
Pruksa Holding PCL	88,800	43,876
PTT Exploration & Production PCL	178,800	743,166
PTT Global Chemical PCL	247,928	471,791
PTT PCL	1,217,800	1,788,865
Quality Houses PCL	807,100	68,979
Sansiri PCL	1,106,700	40,272
SC Asset Corp. PCL	188,600	14,230
Sena Development PCL	109,300	9,852
Siam Commercial Bank PCL	102,300	416,662
Singha Estate PCL	433,700	37,645
Somboon Advance Technology PCL	55,800	29,061
Sri Trang Agro-Industry PCL	101,000	33,719
Star Petroleum Refining PCL	180,700	64,549
STP & I PCL	167,100	37,656
Supalai PCL	169,900	101,530
Super Energy Corp. PCL	1,958,200	36,610
Thai Airways International PCL *	92,500	21,153
Thai Oil PCL	110,800	258,008
Thai Stanley Electric PCL	3,100	18,629
Thaicom PCL *	48,300	6,224
Thanachart Capital PCL	43,500	77,695
Thitikorn PCL	10,500	3,505
Thoresen Thai Agencies PCL	166,348	24,658
TMB Bank PCL	1,521,854	85,355
TPI Polene PCL	676,600	31,623
True Corp. PCL	1,350,600	207,412
Unique Engineering & Construction PCL	54,500	13,100
Vinythai PCL	42,500	35,826
		7,669,052
Turkey — 0.9%
Akbank TAS *	345,029	470,362
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,445	25,004
Bera Holding AS *	35,303	22,847
Enka Insaat ve Sanayi AS	90,281	97,429
Eregli Demir ve Celik Fabrikalari TAS	20,847	31,679
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	69,898	31,254
Sekerbank TAS *	54,778	12,062
Trakya Cam Sanayi AS	76,578	45,054
Turk Hava Yollari *	81,666	198,502
Turkiye Garanti Bankasi AS *	298,030	558,086
Turkiye Halk Bankasi AS *	66,222	65,788
Turkiye Is Bankasi *	173,695	187,155
Turkiye Sinai Kalkinma Bankasi AS *	190,047	38,655
Turkiye Vakiflar Bankasi TAO *	113,664	105,276
Yapi ve Kredi Bankasi AS *	194,984	81,284
		1,970,437
United States — 0.0%
Textainer Group Holdings Ltd. *	4,015	39,880
TOTAL COMMON STOCKS
(Identified Cost $208,493,352)		216,703,101

PREFERRED STOCKS — 2.5%
Brazil — 2.4%
Banco ABC Brasil SA, 5.170%	10,815	54,281
Banco do Estado do Rio Grande do Sul SA,
PF B, 5.820%	24,408	131,363
Cia Brasileira de Distribuicao, 0.970%	3,300	71,903
Cia Ferro Ligas da Bahia - FERBASA,
6.910%	4,895	24,349
Gerdau SA, 1.360%	11,700	58,170
Marcopolo SA, 1.350%	79,783	89,249
Petroleo Brasileiro SA, 3.090%	502,064	3,766,697
Petroleo Brasileiro SA, ADR, 3.140%	84,297	1,257,711
		5,453,723
Colombia — 0.1%
Avianca Holdings SA,2.840%	41,262	22,782
Grupo Argos SA, 2.620%	12,517	51,405
Grupo de Inversiones Suramericana SA,
1.910%	8,046	71,716
		145,903
Korea — 0.0%
CJ Corp. *	252	15,777
TOTAL PREFERRED STOCKS
(Identified Cost $4,108,882)		5,615,403

RIGHTS AND WARRANTS — 0.0%
China — 0.0%
Beijing Capital Land Ltd. *	50,000	1,765

Hong Kong — 0.0%
Legend Holdings CP Rights *§	1,461	—

India — 0.0%
Piramal Enterprises Ltd. Rights *§	1,154	3,614

Thailand — 0.0%
Property Perfect C Thb1 Rights *§	108,237	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		5,379

SHORT-TERM INVESTMENTS — 1.8%
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund 1.535%	350,320	350,320

Collateral For Securities On Loan — 1.6%
State Street Navigator Securities Lending
Government Money Market Portfolio, 1.560%	3,698,037	3,698,037
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,048,357)		4,048,357

Total Investments — 101.2%
(Identified Cost $216,650,591)		226,372,240

Liabilities, Less Cash and Other Assets — (1.2%)		(2,715,883)
Net Assets — 100.0%		$223,656,357

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2019, the market value of the securities on loan was $4,230,137.

The accompanying notes are an integral part of these financial statements.
47

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2019 amounted to $2,838,269 or 1.27% of the net assets of the Fund.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.
48

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (96.8%)
	COMMUNICATION SERVICES — (2.7%)
	Other Securities		$94,494,763	2.7%

	CONSUMER DISCRETIONARY — (17.7%)
	Autobacs Seven Co., Ltd.	555,300	9,174,859	0.3%
#	DCM Holdings Co., Ltd.	813,400	8,002,678	0.2%
	Fujitsu General, Ltd.	512,500	8,160,988	0.2%
	Tomy Co., Ltd.	685,193	7,989,172	0.2%
	Other Securities		592,204,162	17.2%
	TOTAL CONSUMER DISCRETIONARY		625,531,859	18.1%

	CONSUMER STAPLES — (7.0%)
	cocokara fine, Inc.	149,160	7,774,571	0.2%
#	Milbon Co., Ltd.	168,752	8,189,551	0.2%
	Morinaga Milk Industry Co., Ltd.	250,300	9,911,058	0.3%
	Other Securities		223,465,223	6.5%
	TOTAL CONSUMER STAPLES		249,340,403	7.2%

	ENERGY — (0.9%)
	Other Securities		31,977,818	0.9%

	FINANCIALS — (8.1%)
	Fuyo General Lease Co., Ltd.	150,600	8,592,572	0.3%
	Hokuhoku Financial Group, Inc.	923,400	9,621,583	0.3%
	Jafco Co., Ltd.	241,100	8,857,653	0.3%
#	Shiga Bank, Ltd. (The)	338,200	7,868,880	0.2%
	Other Securities		250,111,691	7.2%
	TOTAL FINANCIALS		285,052,379	8.3%

	HEALTH CARE — (4.8%)
	Miraca Holdings, Inc.	472,500	10,766,337	0.3%
	Other Securities		158,225,723	4.6%
	TOTAL HEALTH CARE		168,992,060	4.9%

	INDUSTRIALS — (29.5%)
#	DMG Mori Co., Ltd.	574,200	9,250,065	0.3%
	Duskin Co., Ltd.	346,300	9,124,142	0.3%
	Glory, Ltd.	315,755	8,356,386	0.3%
	Hazama Ando Corp.	1,528,900	10,234,324	0.3%
	Inaba Denki Sangyo Co., Ltd.	201,800	8,483,148	0.3%
	Iwatani Corp.	293,300	10,191,005	0.3%
# *	Kawasaki Kisen Kaisha, Ltd.	684,200	8,384,202	0.3%
	Kumagai Gumi Co., Ltd.	299,100	8,867,431	0.3%
	Meitec Corp.	216,400	11,135,512	0.3%
#	Mirait Holdings Corp.	586,235	8,699,893	0.3%
	Nichias Corp.	480,100	8,653,309	0.3%
	Nikkon Holdings Co., Ltd.	385,300	8,859,116	0.3%
	Nomura Co., Ltd.	637,600	7,980,482	0.2%
	NTN Corp.	2,991,500	8,917,048	0.3%
	Outsourcing, Inc.	724,600	8,840,209	0.3%
	Penta-Ocean Construction Co., Ltd.	1,583,500	7,781,904	0.2%
	Shinmaywa Industries, Ltd.	707,200	9,010,584	0.3%
	SMS Co., Ltd.	455,300	10,701,728	0.3%

49

The Japanese Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	INDUSTRIALS — (Continued)
	Tadano, Ltd.	825,100	$8,642,112	0.3%
	Ushio, Inc.	799,700	10,333,148	0.3%
	Other Securities		859,679,847	24.4%
	TOTAL INDUSTRIALS		1,042,125,595	30.2%

	INFORMATION TECHNOLOGY — (13.5%)
	Amano Corp.	297,600	8,236,105	0.2%
	Digital Arts, Inc.	88,000	7,784,776	0.2%
	Infomart Corp.	593,100	9,295,779	0.3%
	Iriso Electronics Co., Ltd.	154,500	7,803,265	0.2%
	NSD Co., Ltd.	293,480	8,496,894	0.3%
	Oki Electric Industry Co., Ltd.	694,400	8,673,892	0.3%
	Systena Corp.	564,200	9,264,227	0.3%
	Tokyo Seimitsu Co., Ltd.	315,100	8,110,715	0.2%
	Topcon Corp.	862,100	10,829,862	0.3%
#	Ulvac, Inc.	361,900	11,531,230	0.3%
	Other Securities		388,159,461	11.2%
	TOTAL INFORMATION TECHNOLOGY		478,186,206	13.8%

	MATERIALS — (9.8%)
	ADEKA Corp.	665,700	9,862,089	0.3%
	Kureha Corp.	141,650	9,689,636	0.3%
	Mitsui Mining & Smelting Co., Ltd.	484,900	11,655,829	0.3%
	Nippon Light Metal Holdings Co., Ltd.	4,755,800	10,309,901	0.3%
	Sumitomo Osaka Cement Co., Ltd.	234,999	9,356,358	0.3%
	Toagosei Co., Ltd.	871,100	9,177,347	0.3%
	Tokuyama Corp.	398,898	10,819,997	0.3%
	Toyobo Co., Ltd.	715,200	8,565,127	0.3%
	Other Securities		267,837,034	7.7%
	TOTAL MATERIALS		347,273,318	10.1%

	REAL ESTATE — (1.7%)
	Other Securities		61,380,183	1.8%

	UTILITIES — (1.1%)
	Other Securities		39,715,080	1.1%
	TOTAL COMMON STOCKS
	(Cost $3,220,406,325)		3,424,069,664	99.1%

			Value†
	SECURITIES LENDING COLLATERAL — (3.2%)
@ §	The DFA Short Term Investment Fund	9,776,192	113,130,099	3.3%
	TOTAL INVESTMENTS—(100.0%)
	(Cost $3,333,550,529)		$3,537,199,763	102.4%

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

50

The Japanese Small Company Series
continued

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$94,494,763	—	$94,494,763
Consumer Discretionary	$2,764,165	622,767,694	—	625,531,859
Consumer Staples	—	249,340,403	—	249,340,403
Energy	—	31,977,818	—	31,977,818
Financials	—	285,052,379	—	285,052,379
Health Care	—	168,992,060	—	168,992,060
Industrials	—	1,042,125,595	—	1,042,125,595
Information Technology	—	478,186,206	—	478,186,206
Materials	—	347,273,318	—	347,273,318
Real Estate	—	61,380,183	—	61,380,183
Utilities	—	39,715,080	—	39,715,080
Securities Lending Collateral	—	113,130,099	—	113,130,099
TOTAL	$2,764,165	$3,534,435,598	—	$3,537,199,763

51

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (95.3%)
AUSTRALIA — (52.7%)
	ALS, Ltd.	2,222,296	$11,480,476	0.7%
	Altium, Ltd.	661,169	15,960,114	1.0%
	Ansell, Ltd.	896,729	16,931,997	1.0%
	Appen, Ltd.	715,559	14,135,388	0.9%
	Bank of Queensland, Ltd.	1,134,493	7,596,803	0.5%
	Breville Group, Ltd.	834,341	9,595,255	0.6%
	carsales.com, Ltd.	1,744,892	16,607,699	1.0%
	Cleanaway Waste Management, Ltd.	10,062,156	16,491,481	1.0%
#	Corporate Travel Management, Ltd.	548,400	8,679,071	0.5%
#	Credit Corp. Group, Ltd.	553,754	10,326,304	0.6%
#	CSR, Ltd.	3,957,955	10,887,386	0.7%
	DuluxGroup, Ltd.	2,924,888	19,143,764	1.2%
	GrainCorp, Ltd., Class A	1,833,496	10,278,440	0.6%
	Iluka Resources, Ltd.	1,013,797	7,697,378	0.5%
	Independence Group NL	3,606,613	12,000,253	0.7%
#	InvoCare, Ltd.	984,745	11,057,912	0.7%
#	IOOF Holdings, Ltd.	2,296,344	8,352,134	0.5%
	IRESS, Ltd.	1,095,248	10,729,869	0.7%
#	JB Hi-Fi, Ltd.	861,985	15,656,359	1.0%
# *	Lynas Corp., Ltd.	4,538,007	8,206,803	0.5%
#	Metcash, Ltd.	7,553,452	13,661,651	0.8%
	Mineral Resources, Ltd.	1,210,928	12,787,202	0.8%
	Monadelphous Group, Ltd.	726,646	9,596,995	0.6%
	nib holdings, Ltd.	3,390,280	18,281,897	1.1%
	Nine Entertainment Co. Holdings, Ltd.	11,957,501	15,796,477	1.0%
	Orora, Ltd.	6,055,609	13,793,707	0.8%
	OZ Minerals, Ltd.	2,477,965	17,540,437	1.1%
	Pendal Group, Ltd.	1,938,181	9,747,947	0.6%
#	Perpetual, Ltd.	353,370	10,498,830	0.6%
	Premier Investments, Ltd.	829,371	8,843,570	0.5%
	Regis Resources, Ltd.	3,442,546	12,783,089	0.8%
*	Saracen Mineral Holdings, Ltd.	5,547,363	14,361,092	0.9%
#	Sims Metal Management, Ltd.	1,382,214	10,571,822	0.6%
	Spark Infrastructure Group	9,579,326	16,349,550	1.0%
#	St Barbara, Ltd.	5,006,626	10,340,011	0.6%
	Steadfast Group, Ltd.	5,738,685	14,156,539	0.9%
	Technology One, Ltd.	1,891,632	10,489,559	0.6%
*	Vocus Group, Ltd.	4,033,290	9,267,792	0.6%
	Webjet, Ltd.	923,449	8,821,450	0.5%
	Other Securities		425,759,149	25.7%
TOTAL AUSTRALIA			905,263,652	55.0%

BERMUDA — (0.0%)
	Other Security		49,218	0.0%

CANADA — (0.0%)
	Other Security		334,675	0.0%

CHINA — (0.1%)
	Other Securities		2,015,733	0.1%

HONG KONG — (25.7%)
	Cafe de Coral Holdings, Ltd.	3,276,000	9,746,523	0.6%
	Dah Sing Financial Holdings, Ltd.	1,713,344	8,005,811	0.5%

52

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (Continued)
HKBN, Ltd.	6,108,000	$11,013,469	0.7%
IGG, Inc.	12,055,000	13,482,398	0.8%
# Luk Fook Holdings International, Ltd.	3,912,000	12,252,749	0.8%
VTech Holdings, Ltd.	1,333,700	11,953,818	0.7%
Other Securities		375,527,401	22.8%
TOTAL HONG KONG		441,982,169	26.9%

NEW ZEALAND — (6.4%)
Chorus, Ltd.	2,989,099	11,453,959	0.7%
Infratil, Ltd.	4,778,499	14,934,157	0.9%
Mainfreight, Ltd.	432,266	11,829,579	0.7%
SKYCITY Entertainment Group, Ltd.	4,786,590	12,194,483	0.7%
Other Securities		59,671,784	3.7%
TOTAL NEW ZEALAND		110,083,962	6.7%

SINGAPORE — (10.4%)
# Singapore Post, Ltd.	11,873,200	8,340,348	0.5%
Other Securities		169,214,302	10.3%
TOTAL SINGAPORE		177,554,650	10.8%
TOTAL COMMON STOCKS		1,637,284,059	99.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		5,230	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,675,191,000)		1,637,289,289

		Value†
SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	6,918,270	80,058,224	4.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,763,062,307)		$1,717,347,513	104.4%

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

53

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$905,263,652	—	$905,263,652
Bermuda	$49,218	—	—	49,218
Canada	334,675	—	—	334,675
China	—	2,015,733	—	2,015,733
Hong Kong	506,770	441,475,399	—	441,982,169
New Zealand	—	110,083,962	—	110,083,962
Singapore	14,514	177,540,136	—	177,554,650
Rights/Warrants
Singapore	—	5,230	—	5,230
Securities Lending Collateral	—	80,058,224	—	80,058,224
TOTAL	$905,177	$1,716,442,336	—	$1,717,347,513

54

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (5.9%)
Auto Trader Group P.L.C.	4,756,015	$33,124,540	1.4%
Inmarsat P.L.C.	2,400,987	16,630,511	0.7%
Other Securities		87,418,197	3.9%
TOTAL COMMUNICATION SERVICES		137,173,248	6.0%

CONSUMER DISCRETIONARY — (21.6%)
B&M European Value Retail SA	5,636,407	23,873,478	1.0%
Bellway P.L.C.	860,052	30,419,094	1.3%
Bovis Homes Group P.L.C.	1,262,993	16,604,292	0.7%
Greene King P.L.C.	2,728,082	21,397,663	0.9%
Greggs P.L.C.	734,900	21,419,776	0.9%
GVC Holdings P.L.C.	1,923,973	15,948,611	0.7%
Inchcape P.L.C.	2,863,449	22,439,863	1.0%
JD Sports Fashion P.L.C.	2,029,276	15,117,800	0.7%
Merlin Entertainments P.L.C.	4,495,638	25,697,746	1.1%
Moneysupermarket.com Group P.L.C.	3,912,801	20,497,403	0.9%
SSP Group P.L.C.	2,923,878	25,483,187	1.1%
WH Smith P.L.C.	718,011	17,985,204	0.8%
Other Securities		241,236,642	10.7%
TOTAL CONSUMER DISCRETIONARY		498,120,759	21.8%

CONSUMER STAPLES — (5.1%)
Britvic P.L.C.	1,760,993	19,868,435	0.9%
Fevertree Drinks P.L.C.	595,409	17,526,221	0.8%
Tate & Lyle P.L.C.	3,470,820	32,537,208	1.4%
Other Securities		48,229,015	2.1%
TOTAL CONSUMER STAPLES		118,160,879	5.2%

ENERGY — (4.0%)
John Wood Group P.L.C.	3,091,313	17,799,688	0.8%
Tullow Oil P.L.C.	9,672,607	25,875,645	1.1%
Other Securities		49,401,511	2.2%
TOTAL ENERGY		93,076,844	4.1%

FINANCIALS — (13.7%)
Beazley P.L.C.	2,965,469	20,786,246	0.9%
Close Brothers Group P.L.C.	1,033,400	18,547,218	0.8%
CYBG P.L.C.	6,289,843	15,359,146	0.7%
Hiscox, Ltd.	763,128	16,395,920	0.7%
IG Group Holdings P.L.C.	2,463,141	18,260,610	0.8%
Intermediate Capital Group P.L.C.	1,866,605	32,741,361	1.4%
Man Group PLC	10,998,653	21,746,362	1.0%
Phoenix Group Holdings P.L.C.	1,932,604	17,428,839	0.8%
Quilter P.L.C.	9,325,244	16,611,064	0.7%
Other Securities		137,579,663	6.0%
TOTAL FINANCIALS		315,456,429	13.8%

HEALTH CARE — (3.5%)
* BTG P.L.C.	2,027,017	21,510,825	0.9%
Other Securities		59,757,938	2.7%
TOTAL HEALTH CARE		81,268,763	3.6%

55

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (26.6%)
Aggreko P.L.C.	1,617,035	$16,234,160	0.7%
# Babcock International Group P.L.C.	2,995,017	17,434,559	0.8%
BBA Aviation P.L.C.	7,186,917	25,766,418	1.1%
* Cobham P.L.C.	16,450,293	22,264,917	1.0%
G4S P.L.C.	9,613,280	25,433,214	1.1%
Grafton Group P.L.C.	1,602,051	16,382,008	0.7%
Hays P.L.C.	9,878,691	19,736,569	0.9%
HomeServe P.L.C.	1,833,638	27,631,132	1.2%
Howden Joinery Group P.L.C.	4,476,142	28,807,280	1.3%
IMI P.L.C.	1,817,981	23,985,559	1.1%
IWG P.L.C.	4,181,508	18,069,156	0.8%
Meggitt P.L.C.	3,095,744	20,625,102	0.9%
Pagegroup P.L.C.	2,346,683	15,274,672	0.7%
Rotork P.L.C.	5,721,728	23,002,468	1.0%
Travis Perkins P.L.C.	1,668,861	26,991,502	1.2%
Other Securities		287,690,928	12.5%
TOTAL INDUSTRIALS		615,329,644	27.0%

INFORMATION TECHNOLOGY — (6.2%)
Electrocomponents P.L.C.	3,231,445	25,960,585	1.1%
Spectris P.L.C.	793,339	28,978,317	1.3%
Other Securities		87,305,065	3.8%
TOTAL INFORMATION TECHNOLOGY		142,243,967	6.2%

MATERIALS — (6.7%)
RPC Group P.L.C.	2,589,442	26,059,983	1.1%
Victrex P.L.C.	625,988	17,201,634	0.8%
Other Securities		110,856,127	4.9%
TOTAL MATERIALS		154,117,744	6.8%

REAL ESTATE — (3.0%)
St. Modwen Properties P.L.C.	2,832,022	15,752,950	0.7%
Other Securities		52,964,633	2.3%
TOTAL REAL ESTATE		68,717,583	3.0%

UTILITIES — (1.9%)
Pennon Group P.L.C.	2,915,542	27,498,799	1.2%
Other Securities		16,806,465	0.7%
TOTAL UTILITIES		44,305,264	1.9%
TOTAL COMMON STOCKS
(Cost $2,221,611,864)		2,267,971,124	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	3,648,398	42,219,267	1.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,275,761,282)		$2,310,190,391	101.3%
____________________

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

56

The United Kingdom Small Company Series
continued

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$137,173,248	—	$137,173,248
Consumer Discretionary	—	498,120,759	—	498,120,759
Consumer Staples	—	118,160,879	—	118,160,879
Energy	—	93,076,844	—	93,076,844
Financials	—	315,456,429	—	315,456,429
Health Care	—	81,268,763	—	81,268,763
Industrials	—	615,329,644	—	615,329,644
Information Technology	—	142,243,967	—	142,243,967
Materials	—	154,117,744	—	154,117,744
Real Estate	—	68,717,583	—	68,717,583
Utilities	—	44,305,264	—	44,305,264
Securities Lending Collateral	—	42,219,267	—	42,219,267
TOTAL	—	$2,310,190,391	—	$2,310,190,391

57

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (89.7%)
AUSTRIA — (3.0%)
	Other Securities		$182,855,959	3.3%

BELGIUM — (4.0%)
	Ackermans & van Haaren NV	174,099	26,143,444	0.5%
*	Argenx SE	195,734	27,660,314	0.5%
*	Galapagos NV	220,186	28,437,771	0.5%
	Other Securities		165,282,981	2.9%
TOTAL BELGIUM			247,524,510	4.4%

DENMARK — (4.4%)
	Royal Unibrew A.S.	364,385	26,638,609	0.5%
	SimCorp A.S.	282,936	27,388,773	0.5%
	Topdanmark A.S.	475,380	26,828,864	0.5%
	Other Securities		193,196,564	3.4%
TOTAL DENMARK			274,052,810	4.9%

FINLAND — (5.6%)
#	Huhtamaki Oyj	768,251	31,595,732	0.6%
	Kesko Oyj, Class B	423,211	23,525,712	0.4%
	Metso Oyj	667,333	26,263,685	0.5%
	Nokian Renkaat Oyj	883,124	27,580,280	0.5%
#	Orion Oyj, Class B	748,676	27,454,603	0.5%
#	Valmet Oyj	956,184	23,854,227	0.4%
	Other Securities		182,812,822	3.2%
TOTAL FINLAND			343,087,061	6.1%

FRANCE — (10.9%)
#	Alten SA	191,025	22,902,336	0.4%
#	Altran Technologies SA	1,693,540	26,876,093	0.5%
	Edenred	495,274	25,241,394	0.5%
	Euronext NV	373,020	28,222,360	0.5%
	Eutelsat Communications SA	1,279,751	23,900,748	0.4%
#	Ingenico Group SA	424,498	37,568,631	0.7%
	Lagardere SCA	778,374	20,278,880	0.4%
#	Rexel SA	2,320,855	29,457,124	0.5%
#	Rubis SCA	610,442	34,370,613	0.6%
	Other Securities		424,596,687	7.5%
TOTAL FRANCE			673,414,866	12.0%

GERMANY — (15.6%)
	Bechtle AG	225,300	25,928,824	0.5%
	CTS Eventim AG & Co. KGaA	442,453	20,572,556	0.4%
*	Dialog Semiconductor P.L.C.	621,432	25,006,024	0.5%
	GEA Group AG	729,248	20,696,495	0.4%
	Hugo Boss AG	488,688	32,569,011	0.6%
#	K+S AG	1,567,865	29,170,811	0.5%
	Lanxess AG	620,363	36,843,046	0.7%
	Nemetschek SE	378,735	22,816,083	0.4%
	Rheinmetall AG	339,164	41,568,274	0.7%
	TAG Immobilien AG	1,024,715	23,669,028	0.4%
	TLG Immobilien AG	722,981	21,164,824	0.4%

58

The Continental Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
	GERMANY — (Continued)
	Other Securities		$658,815,633	11.6%
	TOTAL GERMANY		958,820,609	17.1%

	IRELAND — (0.5%)
	Other Securities		31,758,110	0.6%

	ISRAEL — (2.8%)
	Other Securities		175,496,247	3.1%

	ITALY — (9.4%)
# *	Banco BPM SpA	12,626,497	25,716,371	0.5%
#	Hera SpA	6,455,969	24,694,215	0.5%
	Italgas SpA	3,818,401	25,663,204	0.5%
*	Saipem SpA	5,057,693	25,239,730	0.5%
#	Unione di Banche Italiane SpA	7,724,232	21,089,051	0.4%
	Other Securities		458,881,117	8.0%
	TOTAL ITALY		581,283,688	10.4%

	NETHERLANDS — (6.1%)
	Aalberts NV	728,381	28,590,585	0.5%
	ASM International NV	330,867	21,474,103	0.4%
	IMCD NV	357,303	32,775,767	0.6%
	SBM Offshore NV	1,376,758	26,577,630	0.5%
	Signify NV	712,323	21,017,218	0.4%
*	Takeaway.com NV	233,901	21,883,399	0.4%
	Other Securities		223,790,219	3.9%
	TOTAL NETHERLANDS		376,108,921	6.7%

	NORWAY — (2.3%)
	Other Securities		141,910,624	2.5%

	PORTUGAL — (1.1%)
	Other Securities		68,403,206	1.2%

	SPAIN — (5.3%)
	Acciona SA	190,411	20,435,365	0.4%
#	Cellnex Telecom SA	981,389	36,304,983	0.7%
	Other Securities		267,839,467	4.7%
	TOTAL SPAIN		324,579,815	5.8%

	SWEDEN — (7.5%)
	Other Securities		459,618,467	8.2%

	SWITZERLAND — (11.2%)
	Cembra Money Bank AG	214,769	20,725,558	0.4%
	Georg Fischer AG	30,788	29,451,897	0.5%
	Helvetia Holding AG	209,024	26,238,704	0.5%
	PSP Swiss Property AG	325,433	38,033,386	0.7%
#	VAT Group AG	199,273	24,580,028	0.4%
	Other Securities		551,905,445	9.9%
	TOTAL SWITZERLAND		690,935,018	12.4%

	UNITED KINGDOM — (0.0%)
	Other Security		2,457,138	0.1%
	TOTAL COMMON STOCKS		5,532,307,049	98.8%

59

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		$33,277,556	0.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		186,055	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $4,959,980,092)		5,565,770,660

		Value†
SECURITIES LENDING COLLATERAL — (9.7%)
@§ The DFA Short Term Investment Fund	51,886,363	600,428,997	10.7%
TOTAL INVESTMENTS—(100.0%)
(Cost $5,569,829,880)		$6,166,199,657	110.1%

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$182,855,959	—	$182,855,959
Belgium	$6,077,379	241,447,131	—	247,524,510
Denmark	—	274,052,810	—	274,052,810
Finland	—	343,087,061	—	343,087,061
France	—	673,414,866	—	673,414,866
Germany	—	958,820,609	—	958,820,609
Ireland	—	31,758,110	—	31,758,110
Israel	791,346	174,704,901	—	175,496,247
Italy	—	581,283,688	—	581,283,688
Netherlands	1,414,636	374,694,285	—	376,108,921
Norway	—	141,910,624	—	141,910,624
Portugal	—	68,403,206	—	68,403,206
Spain	—	324,579,815	—	324,579,815
Sweden	672,770	458,945,697	—	459,618,467
Switzerland	15,874,874	675,060,144	—	690,935,018

60

The Continental Small Company Series
continued

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$ 2,457,138	—	$ 2,457,138
Preferred Stocks
Germany	—	33,277,556	—	33,277,556
Rights/Warrants
Spain	—	186,055	—	186,055
Securities Lending Collateral	—	600,428,997	—	600,428,997
TOTAL	$24,831,005	$6,141,368,652	—	$6,166,199,657

61

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2019
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (84.7%)
COMMUNICATION SERVICES — (1.9%)
	Other Securities		$25,256,752	2.2%

CONSUMER DISCRETIONARY — (5.1%)
*	Great Canadian Gaming Corp.	418,284	14,181,826	1.2%
	Linamar Corp.	322,683	12,044,401	1.1%
	Other Securities		42,517,001	3.7%
TOTAL CONSUMER DISCRETIONARY			68,743,228	6.0%

CONSUMER STAPLES — (4.1%)
	Cott Corp.	96,682	1,290,705	0.1%
	Cott Corp.	909,370	12,138,359	1.1%
#	North West Co., Inc. (The)	349,536	7,978,031	0.7%
#	Premium Brands Holdings Corp.	182,119	12,448,147	1.1%
	Other Securities		21,394,588	1.9%
TOTAL CONSUMER STAPLES			55,249,830	4.9%

ENERGY — (14.0%)
	Enerflex, Ltd.	661,336	8,610,423	0.8%
#	Enerplus Corp.	1,624,918	12,222,093	1.1%
#	Gibson Energy, Inc.	852,446	15,199,583	1.3%
*	Parex Resources, Inc.	1,044,698	16,760,800	1.5%
	Whitecap Resources, Inc.	2,833,976	9,197,356	0.8%
	Other Securities		125,900,688	11.0%
TOTAL ENERGY			187,890,943	16.5%

FINANCIALS — (8.5%)
#	Canadian Western Bank	643,831	14,685,374	1.3%
	ECN Capital Corp.	2,446,608	7,884,148	0.7%
	Element Fleet Management Corp.	2,883,697	21,051,616	1.8%
#	Genworth MI Canada, Inc.	297,480	9,413,593	0.8%
*	Home Capital Group, Inc.	541,770	8,021,779	0.7%
#	Laurentian Bank of Canada	326,390	11,210,738	1.0%
	Other Securities		41,846,053	3.7%
TOTAL FINANCIALS			114,113,301	10.0%

HEALTH CARE — (1.6%)
	Other Securities		20,768,846	1.8%

INDUSTRIALS — (9.7%)
*	ATS Automation Tooling Systems, Inc.	552,999	8,994,600	0.8%
	Morneau Shepell, Inc.	345,111	7,792,701	0.7%
#	NFI Group, Inc.	330,420	9,310,449	0.8%
	Stantec, Inc.	602,233	14,453,960	1.3%
	TFI International, Inc.	556,989	16,855,770	1.5%
	Other Securities		72,806,056	6.3%
TOTAL INDUSTRIALS			130,213,536	11.4%

INFORMATION TECHNOLOGY — (3.3%)
*	Descartes Systems Group, Inc. (The)	356,870	13,203,277	1.2%
*	Kinaxis, Inc.	141,074	8,798,071	0.8%

62

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INFORMATION TECHNOLOGY — (Continued)
	Other Securities		$21,770,023	1.8%
TOTAL INFORMATION TECHNOLOGY			43,771,371	3.8%

MATERIALS — (26.1%)
	Alamos Gold, Inc., Class A	2,957,288	17,840,152	1.6%
*	B2Gold Corp.	6,155,419	18,707,623	1.6%
*	Centerra Gold, Inc.	1,682,253	11,844,049	1.0%
*	Detour Gold Corp.	1,259,316	15,886,297	1.4%
#*	Endeavour Mining Corp.	502,056	8,185,169	0.7%
#*	First Majestic Silver Corp.	1,147,531	9,060,726	0.8%
	Hudbay Minerals, Inc.	1,922,188	10,406,867	0.9%
#*	IAMGOLD Corp.	3,346,046	11,319,143	1.0%
#*	Ivanhoe Mines, Ltd., Class A	3,744,528	11,895,106	1.0%
#	Labrador Iron Ore Royalty Corp.	387,856	10,372,049	0.9%
	OceanaGold Corp.	4,416,629	12,074,019	1.1%
	Osisko Gold Royalties, Ltd.	956,253	9,967,439	0.9%
	Pan American Silver Corp.	1,525,893	19,726,904	1.7%
*	Pretium Resources, Inc.	293,903	2,941,969	0.3%
*	Pretium Resources, Inc.	794,788	7,944,542	0.7%
*	SEMAFO, Inc.	2,376,290	9,363,259	0.8%
*	SSR Mining, Inc.	859,605	11,762,912	1.0%
#	Stella-Jones, Inc.	307,602	11,100,966	1.0%
	Yamana Gold, Inc.	6,883,874	17,452,149	1.5%
	Other Securities		122,289,425	10.8%
TOTAL MATERIALS			350,140,765	30.7%

REAL ESTATE — (4.0%)
	Colliers International Group, Inc.	224,919	16,081,223	1.4%
	FirstService Corp.	1,234	118,365	0.0%
	FirstService Corp.	154,969	14,910,537	1.3%
	Tricon Capital Group, Inc.	1,029,132	7,858,669	0.7%
	Other Securities		15,048,103	1.3%
TOTAL REAL ESTATE			54,016,897	4.7%

UTILITIES — (6.4%)
	Capital Power Corp.	724,420	16,678,449	1.5%
#	Innergex Renewable Energy, Inc.	740,781	7,885,523	0.7%
#	Northland Power, Inc.	513,208	9,993,359	0.9%
#	Superior Plus Corp.	1,170,310	11,939,477	1.1%
	TransAlta Corp.	2,047,057	13,318,259	1.2%
#	TransAlta Renewables, Inc.	779,039	8,239,235	0.7%
	Other Securities		17,058,946	1.4%
TOTAL UTILITIES			85,113,248	7.5%
TOTAL COMMON STOCKS			1,135,278,717	99.5%

RIGHTS/WARRANTS — (0.0%)
	Other Securities		361,922	0.1%
TOTAL RIGHTS/WARRANTS			361,922	0.1%
TOTAL INVESTMENT SECURITIES
(Cost $1,343,988,257)			1,135,640,639

63

The Canadian Small Company Series
continued

			Percentage of
	Shares	Value†	Net Assets‡
SECURITIES LENDING COLLATERAL — (15.3%)
@§ The DFA Short Term Investment Fund	17,686,290	$204,665,747	17.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,555,410,464)		$1,340,306,386	117.5%

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,256,752	—	—	$25,256,752
Consumer Discretionary	68,736,312	$6,916	—	68,743,228
Consumer Staples	55,249,830	—	—	55,249,830
Energy	187,316,200	574,743	—	187,890,943
Financials	114,113,301	—	—	114,113,301
Health Care	20,768,846	—	—	20,768,846
Industrials	130,213,536	—	—	130,213,536
Information Technology	43,771,371	—	—	43,771,371
Materials	350,140,030	735	—	350,140,765
Real Estate	54,016,897	—	—	54,016,897
Utilities	85,113,248	—	—	85,113,248
Rights/Warrants
Energy	—	228	—	228
Materials	—	361,694	—	361,694
Securities Lending Collateral	—	204,665,747	—	204,665,747
TOTAL	$1,134,696,323	$205,610,063	—	$1,340,306,386

64

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (2.6%)
	Adways, Inc.	18,400	$51,478
#	Aeria, Inc.	15,800	147,999
#	Akatsuki, Inc.	30,200	1,683,013
# *	ALBERT, Inc.	2,000	165,176
# *	AlphaPolis Co., Ltd.	13,800	265,923
	AOI TYO Holdings, Inc.	166,231	989,051
	Asahi Broadcasting Group Holdings Corp.	72,200	495,229
	Asahi Net, Inc.	102,300	633,335
	Ateam, Inc.	94,800	925,761
*	Atrae, Inc.	41,000	1,207,803
	Avex, Inc.	286,800	3,489,171
# *	Bengo4.com, Inc.	36,300	1,680,716
*	Broadmedia Corp.	39,100	29,004
	Broccoli Co., Ltd.	5,300	62,905
# *	CareerIndex, Inc.	25,100	106,936
#	Ceres, Inc.	24,900	288,958
*	COOKPAD, Inc.	228,500	687,837
#	Dip Corp.	253,900	6,891,938
*	Drecom Co., Ltd.	4,700	32,343
# *	eBook Initiative Japan Co., Ltd.	11,700	184,543
#	Extreme Co., Ltd.	17,300	319,290
	F@N Communications, Inc.	371,200	1,792,304
	Faith, Inc.	60,910	438,637
#	Freebit Co., Ltd.	69,000	553,406
	Full Speed, Inc.	41,900	189,222
	Gakken Holdings Co., Ltd.	38,900	2,133,280
	Gree, Inc.	982,000	4,662,546
	Gurunavi, Inc.	219,500	1,929,036
	Imagica Group, Inc.	118,100	616,410
	Intage Holdings, Inc.	263,400	2,346,443
	Internet Initiative Japan, Inc.	194,900	4,621,457
	ITmedia, Inc.	20,400	135,655
# *	Itokuro, Inc.	55,700	915,962
# *	Kadokawa Dwango	449,516	6,425,410
#	Kamakura Shinsho, Ltd.	61,100	840,122
# *	KLab, Inc.	141,900	1,262,790
*	LIFULL Co., Ltd.	462,800	2,812,749
	Macromill, Inc.	261,900	2,332,595
	MarkLines Co., Ltd.	70,900	1,387,825
	Marvelous, Inc.	255,000	1,799,782
#	Members Co., Ltd.	45,500	808,082
	Mixi, Inc.	219,400	4,239,671
*	Mobile Factory, Inc.	24,600	321,758
	MTI, Ltd.	192,600	1,249,225
# *	Mynet, Inc.	17,800	91,614
	Okinawa Cellular Telephone Co.	86,400	2,952,726
# *	PR Times, Inc.	600	14,413
	Proto Corp.	183,600	1,986,800
# *	Shobunsha Publications, Inc.	252,700	950,959
	SKY Perfect JSAT Holdings, Inc.	1,132,900	4,678,874
#	SoldOut, Inc.	6,300	81,945
# *	Synchro Food Co., Ltd.	47,900	219,171
	Toei Animation Co., Ltd.	54,100	2,523,831
	Toei Co., Ltd.	26,000	3,600,326
	Tohokushinsha Film Corp.	90,500	541,349
#	Tow Co., Ltd.	138,400	986,930

65

The Japanese Small Company Series
continued

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	TV Asahi Holdings Corp.	3,500	$54,666
	Tv Tokyo Holdings Corp.	103,500	2,154,492
#	Usen-Next Holdings Co., Ltd.	97,100	923,654
	ValueCommerce Co., Ltd.	113,500	1,746,226
# *	V-Cube, Inc.	112,200	467,793
*	Vector, Inc.	206,200	1,938,765
*	Vision, Inc.	128,400	1,883,010
	Wowow, Inc.	45,800	1,101,619
# *	Zappallas, Inc.	55,900	211,039
#	Zenrin Co., Ltd.	287,150	5,200,440
	ZIGExN Co., Ltd.	445,600	2,389,351
TOTAL COMMUNICATION SERVICES			100,852,769

CONSUMER DISCRETIONARY — (18.0%)
	Adastria Co., Ltd.	156,440	3,847,633
#	Adventure, Inc.	8,800	225,075
	Aeon Fantasy Co., Ltd.	65,032	1,770,789
*	AGORA Hospitality Group Co., Ltd.	341,200	107,140
	Ahresty Corp.	158,000	802,379
	Aigan Co., Ltd.	86,100	204,565
	Ainavo Holdings Co., Ltd.	5,600	49,124
	Aisan Industry Co., Ltd.	273,500	2,261,239
# *	Akebono Brake Industry Co., Ltd.	396,600	756,980
#	Alleanza Holdings Co., Ltd.	99,000	747,685
	Alpen Co., Ltd.	133,200	2,117,495
	Alpha Corp.	52,600	633,778
	Amiyaki Tei Co., Ltd.	32,000	1,015,856
	AOKI Holdings, Inc.	287,400	2,923,979
	Aoyama Trading Co., Ltd.	343,700	6,047,259
	Arata Corp.	102,100	3,827,662
	Arcland Sakamoto Co., Ltd.	228,600	2,696,614
	Arcland Service Holdings Co., Ltd.	110,400	1,961,823
	Asahi Co., Ltd.	114,000	1,264,340
	Asante, Inc.	49,700	959,945
	Ashimori Industry Co., Ltd.	30,899	426,010
	ASKUL Corp.	47,300	1,299,292
#	Asti Corp.	20,800	347,250
#	Atom Corp.	738,900	6,818,472
	Atsugi Co., Ltd.	127,300	965,474
*	Aucfan Co., Ltd.	3,100	22,423
	Aucnet, Inc.	22,400	307,650
	Autobacs Seven Co., Ltd.	555,300	9,166,960
	Baroque Japan, Ltd.	96,500	833,222
*	Beaglee, Inc.	35,400	325,218
	Beauty Garage, Inc.	18,600	285,738
	Belluna Co., Ltd.	383,700	2,508,445
	Bic Camera, Inc.	181,000	1,976,172
#	Bookoff Group Holdings, Ltd.	68,800	741,583
#	BRONCO BILLY Co., Ltd.	86,800	2,170,521
#	Can Do Co., Ltd.	71,000	1,049,436
	Central Automotive Products, Ltd.	85,400	1,671,348
	Central Sports Co., Ltd.	52,100	1,573,979
#	Chikaranomoto Holdings Co., Ltd.	35,400	275,443
	CHIMNEY Co., Ltd.	37,900	847,118
	Chiyoda Co., Ltd.	124,200	1,840,500
	Chofu Seisakusho Co., Ltd.	143,500	3,321,919
	Choushimaru Co., Ltd.	6,300	79,021
	Chuo Spring Co., Ltd.	20,000	540,835
	Cleanup Corp.	149,800	802,113

66

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Coco's Japan Co., Ltd.	57,700	$721,143
	Colowide Co., Ltd.	338,700	6,567,581
	Corona Corp.	105,500	1,130,807
	Create Restaurants Holdings, Inc.	346,200	5,944,994
	Cross Plus, Inc.	9,800	57,379
	Daido Metal Co., Ltd.	312,200	1,980,451
#	Daidoh, Ltd.	101,300	266,226
	Daikoku Denki Co., Ltd.	62,000	878,182
	Daikyonishikawa Corp.	274,100	2,105,795
	Dainichi Co., Ltd.	68,900	439,653
#	DCM Holdings Co., Ltd.	824,900	8,165,844
	DD Holdings Co., Ltd.	60,400	894,478
	Descente, Ltd.	182,100	2,334,129
	Doshisha Co., Ltd.	176,500	2,797,044
	Doutor Nichires Holdings Co., Ltd.	213,186	4,268,925
#	Dynic Corp.	42,200	304,363
	Eagle Industry Co., Ltd.	202,100	2,029,614
#	EAT&Co, Ltd.	33,000	542,664
#	EDION Corp.	552,600	5,491,813
# *	Enigmo, Inc.	183,400	1,615,546
	ES-Con Japan, Ltd.	200,400	1,630,044
	ESCRIT, Inc.	47,100	363,522
	Eslead Corp.	59,800	1,121,334
	ESTELLE Holdings Co., Ltd.	12,600	75,854
	Exedy Corp.	225,100	5,302,153
	FCC Co., Ltd.	286,300	5,923,643
	Felissimo Corp.	21,200	205,294
	Fields Corp.	119,200	597,344
	Fine Sinter Co., Ltd.	10,300	193,376
#	First Juken Co., Ltd.	51,200	633,448
#	First-corp, Inc.	45,300	293,858
#	FJ Next Co., Ltd.	116,100	1,206,326
	Foster Electric Co., Ltd.	151,200	2,703,198
	France Bed Holdings Co., Ltd.	153,900	1,440,566
	F-Tech, Inc.	104,800	743,089
	Fuji Co., Ltd.	148,400	2,670,113
#	Fuji Corp.	40,200	820,133
	Fuji Corp., Ltd.	200,800	1,328,651
#	Fuji Kyuko Co., Ltd.	48,200	1,925,714
	Fujibo Holdings, Inc.	77,700	2,440,905
	Fujikura Composites, Inc.	145,600	598,333
#	Fujio Food System Co., Ltd.	58,100	1,662,844
	Fujishoji Co., Ltd.	55,100	483,653
	Fujita Kanko, Inc.	59,200	1,581,038
#	Fujitsu General, Ltd.	512,500	9,251,020
	FuKoKu Co., Ltd.	67,200	450,806
*	Funai Electric Co., Ltd.	139,000	766,220
#	Furukawa Battery Co., Ltd. (The)	101,100	625,320
	Furyu Corp.	100,400	905,769
	Futaba Industrial Co., Ltd.	448,000	3,167,482
#	Gakkyusha Co., Ltd.	50,900	601,563
#	Genki Sushi Co., Ltd.	38,000	975,169
	Geo Holdings Corp.	245,000	3,053,197
#	Gfoot Co., Ltd.	98,100	562,016
	GLOBERIDE, Inc.	63,399	1,617,876
#	Gokurakuyu Holdings Co., Ltd.	82,500	405,086
#	Golf Digest Online, Inc.	72,900	473,092
	Greens Co., Ltd.	32,000	397,159
	GSI Creos Corp.	31,592	326,311

67

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	G-Tekt Corp.	147,400	$2,541,220
	Gunze, Ltd.	122,200	5,317,109
	H2O Retailing Corp.	289,200	3,279,970
#	Hagihara Industries, Inc.	99,300	1,492,009
#	Hakuyosha Co., Ltd.	13,600	368,559
#	Hamee Corp.	36,100	415,297
#	Handsman Co., Ltd.	40,600	466,501
	Happinet Corp.	123,800	1,561,943
#	Harada Industry Co., Ltd.	65,600	556,726
	Hard Off Corp. Co., Ltd.	69,200	503,342
	Haruyama Holdings, Inc.	59,700	456,826
	Heian Ceremony Service Co., Ltd.	8,300	66,728
	Hiday Hidaka Corp.	182,765	3,573,782
#	HI-LEX Corp.	122,100	1,908,980
	Himaraya Co., Ltd.	35,900	282,682
	Hinokiya Group Co., Ltd.	49,000	940,608
	Hiramatsu, Inc.	170,200	500,143
#	HIS Co., Ltd.	118,700	3,080,357
	H-One Co., Ltd.	144,500	976,075
	Honeys Holdings Co., Ltd.	183,340	2,308,166
	Hoosiers Holdings	368,500	2,297,582
# *	Hotland Co., Ltd.	66,900	745,520
#	House Do Co., Ltd.	28,700	486,258
#	HUB Co., Ltd.	36,400	353,830
#	I K K, Inc.	67,800	442,399
	IBJ, Inc.	69,100	627,937
	Ichibanya Co., Ltd.	119,558	5,589,826
	Ichikoh Industries, Ltd.	162,000	1,288,491
	IDOM, Inc.	449,900	1,902,366
	IJTT Co., Ltd.	170,180	844,493
	Imasen Electric Industrial	128,100	1,108,652
# *	Istyle, Inc.	307,900	2,114,091
	Izuhakone Railway Co., Ltd.	300	0
	Janome Sewing Machine Co., Ltd.	104,900	400,822
#	Japan Best Rescue System Co., Ltd.	114,400	1,171,538
	Japan Wool Textile Co., Ltd. (The)	378,600	3,721,827
#	JFLA Holdings, Inc.	106,300	395,432
	JINS Holdings, Inc.	110,400	6,897,574
#	Joban Kosan Co., Ltd.	46,199	748,786
	Joshin Denki Co., Ltd.	133,200	2,670,839
	Joyful Honda Co., Ltd.	9,000	114,370
	JP-Holdings, Inc.	356,800	946,216
	JVCKenwood Corp.	747,400	2,178,456
	Kappa Create Co., Ltd.	74,600	963,161
	Kasai Kogyo Co., Ltd.	204,200	1,652,708
	Kawai Musical Instruments Manufacturing Co., Ltd.	38,500	1,086,785
	Keihin Corp.	340,100	8,085,072
	Keiyo Co., Ltd.	286,400	1,397,941
	KFC Holdings Japan, Ltd.	69,400	1,485,898
	King Co., Ltd.	54,100	288,206
	Kintetsu Department Store Co., Ltd.	61,900	1,973,277
	Ki-Star Real Estate Co., Ltd.	50,600	908,419
*	KNT-CT Holdings Co., Ltd.	78,700	1,107,244
	Kohnan Shoji Co., Ltd.	171,100	3,973,354
	Kojima Co., Ltd.	251,600	991,180
	Komatsu Matere Co., Ltd.	231,000	1,792,804
	KOMEDA Holdings Co., Ltd.	388,500	7,551,040
	Komehyo Co., Ltd.	53,500	542,250
	Komeri Co., Ltd.	245,500	5,261,138

68

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Konaka Co., Ltd.	173,606	$675,697
	Koshidaka Holdings Co., Ltd.	265,600	3,856,776
	Kourakuen Holdings Corp.	82,400	1,536,612
	KU Holdings Co., Ltd.	127,700	1,033,348
	Kura Sushi, Inc.	83,700	3,521,230
	Kurabo Industries, Ltd.	126,500	2,896,400
	Kushikatsu Tanaka Holdings Co.	17,800	391,082
*	KYB Corp.	181,600	5,799,552
	Kyoritsu Maintenance Co., Ltd.	96,262	4,258,234
#	Kyoto Kimono Yuzen Co., Ltd.	29,100	94,511
*	Laox Co., Ltd.	153,800	386,316
	LEC, Inc.	184,500	1,857,229
# *	LIKE Kids, Inc.	43,600	366,027
*	Litalico, Inc.	42,200	886,842
	LIXIL VIVA Corp.	176,800	3,056,909
	Look Holdings, Inc.	36,700	382,440
	Mamiya-Op Co., Ltd.	32,700	301,928
	Mars Group Holdings Corp.	96,500	1,785,213
	Maruzen CHI Holdings Co., Ltd.	122,900	428,121
#	Matsuya Co., Ltd.	165,400	1,279,490
	Matsuyafoods Holdings Co., Ltd.	73,300	2,755,571
	Media Do Holdings Co., Ltd.	37,400	1,167,939
#	Meiko Network Japan Co., Ltd.	170,600	1,515,549
	Meiwa Estate Co., Ltd.	92,300	492,205
	Mikuni Corp.	174,900	582,643
	Misawa Homes Co., Ltd.	138,000	1,480,050
	Mitsuba Corp.	219,790	1,386,984
	Mizuno Corp.	147,900	3,868,392
	Monogatari Corp. (The)	41,200	3,558,213
	Morito Co., Ltd.	115,800	859,562
	MRK Holdings, Inc.	15,300	25,035
#	MrMax Holdings, Ltd.	179,000	793,928
	Murakami Corp.	30,200	706,243
	Musashi Seimitsu Industry Co., Ltd.	380,200	5,281,530
	Nafco Co., Ltd.	50,300	602,890
	Nagase Brothers, Inc.	200	9,821
	Nagawa Co., Ltd.	50,100	3,050,667
	Nakayamafuku Co., Ltd.	74,400	386,779
	New Art Holdings Co., Ltd.	5,634	41,752
	Nextage Co., Ltd.	217,100	2,154,131
	NHK Spring Co., Ltd.	398,400	3,254,610
	Nichirin Co., Ltd.	69,660	1,106,227
#	Nihon House Holdings Co., Ltd.	357,500	1,673,035
	Nihon Plast Co., Ltd.	122,500	843,223
	Nihon Tokushu Toryo Co., Ltd.	87,400	955,964
	Nikki Co., Ltd.	2,100	44,397
	Nippon Felt Co., Ltd.	84,000	387,144
#	Nippon Piston Ring Co., Ltd.	46,000	583,294
	Nippon Seiki Co., Ltd.	357,100	5,521,266
	Nishikawa Rubber Co., Ltd.	31,700	510,879
	Nishimatsuya Chain Co., Ltd.	389,800	3,468,851
	Nissan Shatai Co., Ltd.	530,700	4,890,639
	Nissan Tokyo Sales Holdings Co., Ltd.	178,000	495,917
	Nissin Kogyo Co., Ltd.	316,900	6,489,785
	Nittan Valve Co., Ltd.	93,500	241,188
	Nojima Corp.	228,900	4,060,516
	Ohashi Technica, Inc.	73,600	1,018,534
	Ohsho Food Service Corp.	108,000	6,526,014
# *	Oisix ra daichi, Inc.	63,300	816,413

69

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Onward Holdings Co., Ltd.	838,200	$4,845,765
	Ootoya Holdings Co., Ltd.	40,200	850,516
*	Open Door, Inc.	69,400	1,327,571
	Ozu Corp.	24,400	419,524
	Pacific Industrial Co., Ltd.	372,500	5,082,855
	PAL GROUP Holdings Co., Ltd.	83,600	2,643,063
#	PAPYLESS Co., Ltd.	34,600	658,568
	Parco Co., Ltd.	187,800	2,263,158
	Paris Miki Holdings, Inc.	180,100	476,422
	PC Depot Corp.	223,881	994,699
	People Co., Ltd.	19,600	241,928
	Pepper Food Service Co., Ltd.	70,600	1,071,712
#	PIA Corp.	35,500	1,523,397
	Piolax, Inc.	225,200	4,404,250
	Plenus Co., Ltd.	151,700	2,634,237
	Press Kogyo Co., Ltd.	636,000	2,697,579
	Pressance Corp.	281,800	4,604,989
	Raccoon Holdings, Inc.	90,200	570,408
	Regal Corp.	1,500	36,469
	Renaissance, Inc.	93,100	1,442,204
# *	Renown, Inc.	345,000	362,728
	Resol Holdings Co., Ltd.	10,399	386,984
	Resorttrust, Inc.	415,300	6,627,412
	Rhythm Watch Co., Ltd.	53,800	504,241
	Riberesute Corp.	60,400	488,103
	Ride On Express Holdings Co., Ltd.	54,600	686,994
#	Right On Co., Ltd.	143,325	754,028
	Riken Corp.	69,100	2,563,821
#	Ringer Hut Co., Ltd.	178,600	4,005,722
	Riso Kyoiku Co., Ltd.	723,600	2,778,028
	Round One Corp.	525,500	6,776,104
#	Royal Holdings Co., Ltd.	227,100	5,735,265
*	Royal Hotel, Ltd. (The)	2,100	32,478
	Sac's Bar Holdings, Inc.	138,350	1,140,595
	Saizeriya Co., Ltd.	233,900	5,310,498
	Sakai Ovex Co., Ltd.	32,199	555,127
	San Holdings, Inc.	62,200	647,911
*	Sanden Holdings Corp.	97,400	634,289
	Sanei Architecture Planning Co., Ltd.	80,900	1,156,268
	Sangetsu Corp.	349,650	6,610,765
	Sankyo Seiko Co., Ltd.	252,500	1,316,452
#	Sanoh Industrial Co., Ltd.	193,000	2,414,346
	Sanyei Corp.	4,300	128,334
#	Sanyo Electric Railway Co., Ltd.	127,298	2,553,089
	Sanyo Housing Nagoya Co., Ltd.	79,600	701,281
	Sanyo Shokai, Ltd.	102,099	1,357,117
	Scroll Corp.	206,200	646,018
#	Seiko Holdings Corp.	217,781	5,347,835
	Seiren Co., Ltd.	380,600	4,692,112
# *	Senshukai Co., Ltd.	230,700	649,802
	Seria Co., Ltd.	65,300	1,641,371
	SFP Holdings Co., Ltd.	67,100	1,376,325
# *	Shidax Corp.	143,400	352,224
	Shikibo, Ltd.	65,500	567,222
	Shimachu Co., Ltd.	290,000	7,866,625
	Shimojima Co., Ltd.	46,100	514,231
	Shoei Co., Ltd.	92,700	4,035,207
	Showa Corp.	399,000	8,336,955
	Snow Peak, Inc.	62,700	620,885

70

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		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	SNT Corp.	237,700	$949,494
	Soft99 Corp.	83,400	772,469
#	Sotoh Co., Ltd.	47,400	435,458
	Space Value Holdings Co., Ltd.	239,300	1,146,171
	SPK Corp.	22,700	593,490
	SRS Holdings Co., Ltd.	127,600	1,233,043
	St Marc Holdings Co., Ltd.	125,700	2,804,011
	Starts Corp., Inc.	267,400	6,896,285
	Step Co., Ltd.	64,000	840,251
	Studio Alice Co., Ltd.	65,900	1,179,969
# *	Studio Atao Co., Ltd.	1,000	5,737
#	Suminoe Textile Co., Ltd.	39,900	1,101,185
	Sumitomo Riko Co., Ltd.	293,300	2,552,077
	Suncall Corp.	132,600	595,464
	Sushiro Global Holdings, Ltd.	55,600	3,822,662
#	Syuppin Co., Ltd.	124,400	1,076,163
	T RAD Co., Ltd.	49,000	956,920
	Tachikawa Corp.	75,300	987,512
	Tachi-S Co., Ltd.	226,340	3,006,142
	Taiho Kogyo Co., Ltd.	120,900	967,028
	Takashimaya Co., Ltd.	198,300	2,301,870
#	Take And Give Needs Co., Ltd.	65,910	765,235
#	Takihyo Co., Ltd.	36,800	646,507
#	Tama Home Co., Ltd.	135,200	2,361,187
	Tamron Co., Ltd.	137,300	2,998,224
#	Tbk Co., Ltd.	163,200	682,932
#	Tear Corp.	60,900	337,705
#	Temairazu, Inc.	9,100	387,498
	Tenpos Holdings Co., Ltd.	33,300	673,894
	T-Gaia Corp.	160,300	3,855,128
	Tigers Polymer Corp.	87,800	510,659
# *	TKP Corp.	9,900	434,449
	Toa Corp.	187,600	2,155,691
	Toabo Corp.	52,099	267,001
	Tokai Rika Co., Ltd.	300,400	5,797,803
	Token Corp.	51,850	3,325,179
*	Tokyo Base Co., Ltd.	109,300	740,898
	Tokyo Dome Corp.	691,400	6,097,931
	Tokyo Individualized Educational Institute, Inc.	98,900	721,399
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	215,865
	Tokyotokeiba Co., Ltd.	92,300	2,914,557
#	Tokyu Recreation Co., Ltd.	20,700	965,284
	Tomy Co., Ltd.	685,193	7,430,421
	Topre Corp.	263,500	4,572,427
	Toridoll Holdings Corp.	178,500	4,076,589
#	Torikizoku Co., Ltd.	42,500	785,198
	Tosho Co., Ltd.	124,000	2,532,402
#	Toyo Tire Corp.	264,600	3,690,709
	TPR Co., Ltd.	171,400	3,068,412
	Treasure Factory Co., Ltd.	6,500	70,975
	TS Tech Co., Ltd.	68,700	2,200,286
	TSI Holdings Co., Ltd.	513,195	2,680,402
	Tsukada Global Holdings, Inc.	112,500	631,973
	Tsukamoto Corp. Co., Ltd.	19,000	193,565
	Tsutsumi Jewelry Co., Ltd.	57,100	1,037,641
# *	Umenohana Co., Ltd.	22,200	520,050
	Unipres Corp.	314,000	5,135,685
	United Arrows, Ltd.	177,600	5,429,082
# *	Unitika, Ltd.	484,900	1,507,146

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		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
# *	VIA Holdings, Inc.	155,400	$963,927
#	Village Vanguard Co., Ltd.	38,600	395,753
# *	Visionary Holdings Co., Ltd.	50,110	173,730
	VT Holdings Co., Ltd.	611,700	2,733,557
	Wacoal Holdings Corp.	286,500	7,532,489
	Waseda Academy Co., Ltd.	27,000	220,735
	WATAMI Co., Ltd.	177,900	2,320,340
	Watts Co., Ltd.	59,800	339,217
#	Weds Co., Ltd.	14,500	79,810
	Xebio Holdings Co., Ltd.	202,000	2,263,699
	Yachiyo Industry Co., Ltd.	54,900	331,012
	Yagi & Co., Ltd.	18,600	275,287
	Yamato International, Inc.	119,800	430,868
#	Yasunaga Corp.	54,500	688,881
	Yellow Hat, Ltd.	261,800	4,262,219
#	Yomiuri Land Co., Ltd.	31,800	1,362,501
#	Yondoshi Holdings, Inc.	132,420	3,224,333
	Yorozu Corp.	150,500	1,923,370
	Yoshinoya Holdings Co., Ltd.	163,200	3,794,939
	Yossix Co., Ltd.	22,600	627,229
#	Yume No Machi Souzou Iinkai Co., Ltd.	123,400	1,134,774
	Yutaka Giken Co., Ltd.	8,700	150,133
	Zojirushi Corp.	209,300	3,211,798
TOTAL CONSUMER DISCRETIONARY			684,329,291

CONSUMER STAPLES — (7.1%)
	Aeon Hokkaido Corp.	256,300	1,879,381
	AFC-HD AMS Life Science Co., Ltd.	53,100	320,941
	Ain Holdings, Inc.	27,000	1,544,916
	Albis Co., Ltd.	38,700	804,718
	Arcs Co., Ltd.	332,000	6,662,205
	Artnature, Inc.	130,100	864,206
	Axial Retailing, Inc.	121,300	4,689,410
	Belc Co., Ltd.	82,600	3,972,775
#	Bourbon Corp.	50,700	790,256
	Bull-Dog Sauce Co., Ltd.	3,000	30,848
	Cawachi, Ltd.	64,800	1,321,915
#	C'BON COSMETICS Co., Ltd.	10,800	253,183
	Chubu Shiryo Co., Ltd.	175,100	2,043,550
	Chuo Gyorui Co., Ltd.	9,800	244,903
	cocokara fine, Inc.	149,160	8,224,476
#	Como Co., Ltd.	2,600	57,071
#	Cota Co., Ltd.	84,221	1,041,120
	Create SD Holdings Co., Ltd.	191,800	4,752,089
	Daikokutenbussan Co., Ltd.	46,500	1,450,770
	Delica Foods Holdings Co., Ltd.	64,200	410,046
	DyDo Group Holdings, Inc.	73,000	3,043,200
	Earth Corp.	15,300	807,564
	Ebara Foods Industry, Inc.	27,900	559,134
	Eco's Co., Ltd.	54,000	821,500
	Ensuiko Sugar Refining Co., Ltd.	86,200	169,333
	Feed One Co., Ltd.	975,940	1,528,138
*	First Baking Co., Ltd.	12,000	107,600
	Fujicco Co., Ltd.	152,300	2,773,749
	Fujiya Co., Ltd.	77,000	1,493,528
	G-7 Holdings, Inc.	44,800	1,571,728
#	Genky DrugStores Co., Ltd.	56,700	1,268,982
#	HABA Laboratories, Inc.	16,100	1,162,927
#	Hagoromo Foods Corp.	19,500	468,778

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		Shares	Value»
CONSUMER STAPLES — (Continued)
	Halows Co., Ltd.	59,300	$1,453,756
	Hayashikane Sangyo Co., Ltd.	29,400	197,858
	Heiwado Co., Ltd.	235,500	4,362,913
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	666,148
	Hokuto Corp.	189,700	3,413,253
#	Ichimasa Kamaboko Co., Ltd.	41,800	417,358
#	Imuraya Group Co., Ltd.	60,500	1,148,023
	Inageya Co., Ltd.	121,100	1,623,689
	Itochu-Shokuhin Co., Ltd.	36,700	1,771,499
	Itoham Yonekyu Holdings, Inc.	156,300	1,007,436
	Iwatsuka Confectionery Co., Ltd.	6,900	246,834
	Japan Meat Co., Ltd.	77,800	1,591,380
	J-Oil Mills, Inc.	75,900	3,191,487
	Kadoya Sesame Mills, Inc.	15,600	570,262
	Kakiyasu Honten Co., Ltd.	65,000	1,291,716
	Kameda Seika Co., Ltd.	93,700	4,214,724
#	Kaneko Seeds Co., Ltd.	43,900	617,006
#	Kanemi Co., Ltd.	5,400	150,245
	Kansai Super Market, Ltd.	89,900	870,889
	Kato Sangyo Co., Ltd.	188,500	5,983,543
	Kenko Mayonnaise Co., Ltd.	93,700	2,211,759
	Key Coffee, Inc.	109,400	2,357,804
	Kirindo Holdings Co., Ltd.	50,800	1,016,905
#	Kitanotatsujin Corp.	378,400	2,153,939
	Kotobuki Spirits Co., Ltd.	108,000	7,431,833
	Kyokuyo Co., Ltd.	70,399	1,884,864
#	Lacto Japan Co., Ltd.	33,800	1,099,534
	Life Corp.	152,800	3,507,174
	Mandom Corp.	5,900	163,500
	Marudai Food Co., Ltd.	157,300	3,388,449
	Maruha Nichiro Corp.	175,507	4,558,319
	Maxvalu Nishinihon Co., Ltd.	2,100	33,015
	Maxvalu Tokai Co., Ltd.	49,300	1,008,155
	Medical System Network Co., Ltd.	169,200	843,921
	Megmilk Snow Brand Co., Ltd.	227,500	5,471,698
#	Meito Sangyo Co., Ltd.	67,200	809,155
	Milbon Co., Ltd.	170,552	9,341,344
	Ministop Co., Ltd.	118,900	1,599,475
	Mitsubishi Shokuhin Co., Ltd.	119,600	3,032,687
	Mitsui Sugar Co., Ltd.	126,370	2,747,800
	Miyoshi Oil & Fat Co., Ltd.	50,600	583,257
	Morinaga Milk Industry Co., Ltd.	250,300	9,731,214
	Morozoff, Ltd.	20,800	992,088
	Nagatanien Holdings Co., Ltd.	83,000	1,649,397
	Nakamuraya Co., Ltd.	28,200	1,242,270
	Natori Co., Ltd.	68,500	1,073,121
#	Nichimo Co., Ltd.	17,000	297,354
	Nihon Chouzai Co., Ltd.	52,760	1,921,109
	Niitaka Co., Ltd.	2,860	46,179
	Nippon Beet Sugar Manufacturing Co., Ltd.	71,600	1,403,643
	Nippon Flour Mills Co., Ltd.	425,300	6,830,068
	Nippon Suisan Kaisha, Ltd.	908,100	5,200,732
	Nishimoto Co., Ltd.	8,700	280,506
	Nisshin Oillio Group, Ltd. (The)	201,900	7,069,874
	Nissin Sugar Co., Ltd.	117,300	2,167,418
	Nitto Fuji Flour Milling Co., Ltd.	8,100	474,335
	Noevir Holdings Co., Ltd.	28,000	1,511,395
	Oenon Holdings, Inc.	444,900	1,639,620
#	OIE Sangyo Co., Ltd.	22,000	266,134

73

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		Shares	Value»
CONSUMER STAPLES — (Continued)
	Okuwa Co., Ltd.	180,900	$2,274,771
#	Olympic Group Corp.	62,300	352,536
	OUG Holdings, Inc.	19,800	521,780
	Pickles Corp.	30,100	735,361
#	Plant Co., Ltd.	29,100	193,716
	Prima Meat Packers, Ltd.	228,000	5,634,267
	Qol Holdings Co., Ltd.	165,300	2,314,319
	Retail Partners Co., Ltd.	111,200	916,262
	Riken Vitamin Co., Ltd.	80,200	2,860,068
#	Rock Field Co., Ltd.	151,400	2,061,052
	Rokko Butter Co., Ltd.	98,200	1,647,618
	S Foods, Inc.	136,562	3,679,314
#	S&B Foods, Inc.	42,798	1,616,674
#	Sagami Rubber Industries Co., Ltd.	63,300	859,923
	San-A Co., Ltd.	145,400	6,884,997
	Sapporo Holdings, Ltd.	324,600	8,163,072
	Sato Foods Co., Ltd.	800	27,391
	Satudora Holdings Co., Ltd.	1,300	21,343
	Shinobu Foods Products Co., Ltd.	1,600	10,055
#	Shoei Foods Corp.	83,600	2,455,523
#	Showa Sangyo Co., Ltd.	145,400	4,222,789
	Sogo Medical Holdings Co., Ltd.	131,900	2,284,072
	ST Corp.	9,300	141,372
	Starzen Co., Ltd.	54,400	2,293,034
#	Toho Co., Ltd.	55,000	887,197
#	Tohto Suisan Co., Ltd.	18,099	441,825
#	Torigoe Co., Ltd. (The)	106,700	920,161
	Toyo Sugar Refining Co., Ltd.	15,700	161,333
	Transaction Co., Ltd.	92,400	814,575
#	United Super Markets Holdings, Inc.	449,500	4,043,134
	Valor Holdings Co., Ltd.	283,500	4,837,160
	Warabeya Nichiyo Holdings Co., Ltd.	102,960	1,812,573
#	Watahan & Co., Ltd.	48,700	929,136
#	Yaizu Suisankagaku Industry Co., Ltd.	62,100	592,492
	YAKUODO Holdings Co., Ltd.	81,300	1,960,082
	Yamami Co.	1,200	22,465
#	YA-MAN, Ltd.	201,100	1,300,839
	Yamatane Corp.	67,600	883,859
	Yamaya Corp.	28,500	554,374
	Yamazawa Co., Ltd.	11,000	168,368
	Yaoko Co., Ltd.	12,800	597,008
	Yokohama Reito Co., Ltd.	359,400	3,565,182
#	Yomeishu Seizo Co., Ltd.	52,300	951,297
#	Yuasa Funashoku Co., Ltd.	14,300	485,007
	Yutaka Foods Corp.	3,900	59,744
TOTAL CONSUMER STAPLES			269,125,123

ENERGY — (1.3%)
	BP Castrol K.K.	53,500	740,663
	Cosmo Energy Holdings Co., Ltd.	328,600	7,026,906
#	Fuji Kosan Co., Ltd.	33,100	212,819
	Fuji Oil Co., Ltd.	506,100	1,199,122
	Itochu Enex Co., Ltd.	377,700	3,156,050
	Iwatani Corp.	294,300	10,205,404
	Japan Oil Transportation Co., Ltd.	16,600	432,367
	Japan Petroleum Exploration Co., Ltd.	288,200	7,368,589
	Mitsuuroko Group Holdings Co., Ltd.	212,900	2,292,940
	Modec, Inc.	128,800	3,533,019
	Nippon Coke & Engineering Co., Ltd.	762,100	610,796

74

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		Shares	Value»
ENERGY — (Continued)
	Raiznext Corp.	361,500	$3,672,652
	Sala Corp.	356,800	2,140,459
	San-Ai Oil Co., Ltd.	403,700	4,226,434
	Sinanen Holdings Co., Ltd.	58,500	1,066,756
	Toa Oil Co., Ltd.	51,700	1,186,089
	Toyo Kanetsu K.K.	63,200	1,186,492
TOTAL ENERGY			50,257,557

FINANCIALS — (8.1%)
	77 Bank, Ltd. (The)	471,152	7,422,610
#	Advance Create Co., Ltd.	41,800	746,180
	Aichi Bank, Ltd. (The)	72,200	2,536,035
#*	Aiful Corp.	2,585,800	6,020,665
	Aizawa Securities Co., Ltd.	273,600	1,879,615
	Akatsuki Corp.	112,400	350,101
	Akita Bank, Ltd. (The)	116,540	2,377,870
	Anicom Holdings, Inc.	49,900	1,834,429
	Aomori Bank, Ltd. (The)	142,900	3,821,941
#	Asax Co., Ltd.	9,300	54,148
	Awa Bank, Ltd. (The)	259,300	6,175,118
	Bank of Iwate, Ltd. (The)	119,900	3,125,151
#	Bank of Kochi, Ltd. (The)	54,300	416,107
	Bank of Nagoya, Ltd. (The)	96,830	2,859,013
	Bank of Okinawa, Ltd. (The)	166,360	5,680,717
	Bank of Saga, Ltd. (The)	113,500	1,686,983
	Bank of the Ryukyus, Ltd.	237,880	2,587,647
#	Bank of Toyama, Ltd. (The)	14,500	356,451
	Chiba Kogyo Bank, Ltd. (The)	408,600	1,194,130
	Chugoku Bank, Ltd. (The)	391,400	3,824,711
#	Chukyo Bank, Ltd. (The)	81,500	1,652,648
	Daishi Hokuetsu Financial Group, Inc.	293,700	7,442,957
	Daito Bank, Ltd. (The)	67,600	372,678
	DSB Co., Ltd.	61,300	334,416
	eGuarantee, Inc.	222,100	3,113,445
	Ehime Bank, Ltd. (The)	245,200	2,591,825
	Entrust, Inc.	21,000	144,208
	FIDEA Holdings Co., Ltd.	1,258,300	1,518,704
#	Financial Products Group Co., Ltd.	281,200	2,849,968
#	First Bank of Toyama, Ltd. (The)	294,300	908,791
#	First Brothers Co., Ltd.	43,700	491,487
	Fukui Bank, Ltd. (The)	173,300	2,463,176
#	Fukushima Bank, Ltd. (The)	204,100	422,824
	Fuyo General Lease Co., Ltd.	150,600	9,815,904
	GCA Corp.	145,500	1,163,509
#	GMO Financial Holdings, Inc.	274,500	1,512,582
	Gunma Bank, Ltd. (The)	1,728,540	5,816,785
#	Hachijuni Bank, Ltd. (The)	118,100	508,025
#	Hirose Tusyo, Inc.	20,800	341,083
	Hiroshima Bank, Ltd. (The)	1,270,500	6,476,180
	Hokkoku Bank, Ltd. (The)	175,200	4,923,918
	Hokuhoku Financial Group, Inc.	923,400	9,032,551
	Hyakugo Bank, Ltd. (The)	1,680,509	5,409,243
	Hyakujushi Bank, Ltd. (The)	168,100	3,493,424
	Ichiyoshi Securities Co., Ltd.	303,300	1,957,842
	IwaiCosmo Holdings, Inc.	148,600	1,609,173
	Iyo Bank, Ltd. (The)	526,200	2,780,308
#	J Trust Co., Ltd.	505,700	1,817,060
	Jaccs Co., Ltd.	181,100	4,087,602
	Jafco Co., Ltd.	241,100	9,056,167

75

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		Shares	Value»
FINANCIALS — (Continued)
#*	Japan Asia Investment Co., Ltd.	127,300	$357,821
	Japan Investment Adviser Co., Ltd.	75,600	1,416,479
	Japan Securities Finance Co., Ltd.	828,500	3,986,290
	Jimoto Holdings, Inc.	1,028,500	985,039
	Juroku Bank, Ltd. (The)	234,500	5,366,387
	Keiyo Bank, Ltd. (The)	786,200	4,930,565
	Kita-Nippon Bank, Ltd. (The)	53,706	947,142
	Kiyo Bank, Ltd. (The)	479,690	7,401,223
#	Kosei Securities Co., Ltd. (The)	33,999	198,354
	Kyokuto Securities Co., Ltd.	190,900	1,425,409
	Kyushu Financial Group, Inc.	967,827	3,906,515
	Kyushu Leasing Service Co., Ltd.	34,000	191,282
*	M&A Capital Partners Co., Ltd.	38,400	2,559,629
#	Marusan Securities Co., Ltd.	404,100	1,948,689
#	Mercuria Investment Co., Ltd.	82,500	589,152
#	Michinoku Bank, Ltd. (The)	325,398	5,188,461
#	Mito Securities Co., Ltd.	424,800	932,642
	Miyazaki Bank, Ltd. (The)	125,900	3,221,914
	Mizuho Leasing Co., Ltd.	217,200	6,117,499
#	Monex Group, Inc.	1,353,000	3,305,173
	Money Partners Group Co., Ltd.	149,100	355,465
	Morningstar Japan KK	3,300	11,702
	Musashino Bank, Ltd. (The)	243,000	4,236,521
#	Nagano Bank, Ltd. (The)	58,399	881,506
	Nanto Bank, Ltd. (The)	213,500	5,413,830
	NEC Capital Solutions, Ltd.	72,000	1,525,740
	NFC Holdings, Inc.	4,200	88,202
	Nishi-Nippon Financial Holdings, Inc.	878,000	6,506,174
	North Pacific Bank, Ltd.	2,218,700	4,770,709
#	OAK Capital Corp.	354,100	436,900
	Ogaki Kyoritsu Bank, Ltd. (The)	287,300	6,929,668
	Oita Bank, Ltd. (The)	94,099	2,600,887
	Okasan Securities Group, Inc.	1,326,600	4,684,482
	Orient Corp.	512,000	747,993
	Ricoh Leasing Co., Ltd.	110,300	3,716,945
	San ju San Financial Group, Inc.	126,510	1,960,374
	San-In Godo Bank, Ltd. (The)	1,033,700	6,063,318
	Sawada Holdings Co., Ltd.	150,600	1,283,350
	Senshu Ikeda Holdings, Inc.	1,953,300	3,503,190
#	Shiga Bank, Ltd. (The)	338,200	8,150,281
	Shikoku Bank, Ltd. (The)	408,400	3,892,682
	Shimane Bank, Ltd. (The)	29,800	191,712
	Shimizu Bank, Ltd. (The)	54,600	985,577
	Sparx Group Co., Ltd.	720,300	1,771,848
	Strike Co., Ltd.	46,000	1,648,215
	Taiko Bank, Ltd. (The)	41,800	672,832
	Tochigi Bank, Ltd. (The)	813,600	1,708,373
	Toho Bank, Ltd. (The)	1,414,800	3,463,253
	Tohoku Bank, Ltd. (The)	70,400	651,258
	Tokai Tokyo Financial Holdings, Inc.	1,635,800	4,265,423
	Tokyo Kiraboshi Financial Group, Inc.	234,538	3,303,284
#	Tomato Bank, Ltd.	54,500	537,622
	TOMONY Holdings, Inc.	974,950	3,394,593
#	Tottori Bank, Ltd. (The)	67,800	889,871
	Towa Bank, Ltd. (The)	184,000	1,562,328
#	Toyo Securities Co., Ltd.	526,700	838,715
*	Traders Holdings Co., Ltd.	68,600	42,781
	Tsukuba Bank, Ltd.	402,600	802,062
	Yamagata Bank, Ltd. (The)	203,500	2,871,502

76

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		Shares	Value»
FINANCIALS — (Continued)
	Yamaguchi Financial Group, Inc.	493,000	$3,459,035
	Yamanashi Chuo Bank, Ltd. (The)	248,700	2,481,897
TOTAL FINANCIALS			307,335,870

HEALTH CARE — (4.5%)
	Advantage Risk Management Co., Ltd.	38,800	366,887
	As One Corp.	42,468	3,551,101
	ASKA Pharmaceutical Co., Ltd.	181,500	2,135,681
	Biofermin Pharmaceutical Co., Ltd.	28,700	598,056
	BML, Inc.	202,200	5,931,323
	Carenet, Inc.	25,600	157,613
	Charm Care Corp. KK	38,200	774,856
	CMIC Holdings Co., Ltd.	86,100	1,442,418
	Create Medic Co., Ltd.	44,100	430,289
	Daiken Medical Co., Ltd.	118,800	583,802
	Daito Pharmaceutical Co., Ltd.	87,580	2,637,271
#	Dvx, Inc.	47,300	418,272
	Eiken Chemical Co., Ltd.	239,400	3,863,260
#	Elan Corp.	109,700	1,739,438
#	EM Systems Co., Ltd.	139,300	2,636,635
	EPS Holdings, Inc.	256,900	3,132,582
	FALCO HOLDINGS Co., Ltd.	67,300	1,051,142
	FINDEX, Inc.	119,200	1,115,678
	Fuji Pharma Co., Ltd.	120,400	1,589,300
	Fukuda Denshi Co., Ltd.	56,900	3,673,677
	Fuso Pharmaceutical Industries, Ltd.	48,000	976,140
	Hogy Medical Co., Ltd.	155,200	5,179,040
#	I'rom Group Co., Ltd.	31,800	453,954
	Iwaki & Co., Ltd.	196,300	828,507
*	Japan Animal Referral Medical Center Co., Ltd.	13,900	313,531
#	Japan Lifeline Co., Ltd.	467,700	7,209,610
	Japan Medical Dynamic Marketing, Inc.	116,700	2,023,130
	JCR Pharmaceuticals Co., Ltd.	20,300	1,564,293
	Jeol, Ltd.	266,300	7,057,704
	JMS Co., Ltd.	96,557	601,321
	Kanamic Network Co., Ltd.	123,600	704,569
	Kawasumi Laboratories, Inc.	94,480	762,754
	Kissei Pharmaceutical Co., Ltd.	209,800	5,404,953
	KYORIN Holdings, Inc.	274,000	4,799,381
#	Linical Co., Ltd.	86,800	801,019
*	Medical Data Vision Co., Ltd.	152,500	1,591,802
#	Medius Holdings Co., Ltd.	75,300	558,735
#*	MedPeer, Inc.	40,000	460,257
	Menicon Co., Ltd.	197,600	6,991,893
	Miraca Holdings, Inc.	472,500	11,152,044
#	Mizuho Medy Co., Ltd.	26,200	688,452
	Mochida Pharmaceutical Co., Ltd.	52,398	2,091,092
	N Field Co., Ltd.	64,600	378,882
	Nakanishi, Inc.	199,300	3,322,772
	NichiiGakkan Co., Ltd.	289,200	4,903,231
	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,293,694
	Nikkiso Co., Ltd.	425,700	4,599,160
	Nippon Chemiphar Co., Ltd.	17,100	499,456
	Nipro Corp.	340,300	3,990,211
	Nissui Pharmaceutical Co., Ltd.	94,200	1,164,569
	Paramount Bed Holdings Co., Ltd.	149,800	5,727,901
	Rion Co., Ltd.	65,300	1,556,835
#	Seed Co., Ltd.	94,700	752,822
	Seikagaku Corp.	257,300	2,929,763

77

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		Shares	Value»
HEALTH CARE — (Continued)
	Shin Nippon Biomedical Laboratories, Ltd.	143,000	$857,434
	Ship Healthcare Holdings, Inc.	48,400	2,062,891
	Shofu, Inc.	69,200	1,090,393
	Software Service, Inc.	24,900	2,684,435
	Solasto Corp.	350,700	3,991,560
	St-Care Holding Corp.	95,300	461,776
	Techno Medica Co., Ltd.	22,200	461,284
	Toho Holdings Co., Ltd.	170,200	4,316,683
	Tokai Corp.	160,800	3,742,327
	Torii Pharmaceutical Co., Ltd.	141,900	3,786,626
	Towa Pharmaceutical Co., Ltd.	216,000	5,538,836
	Tsukui Corp.	422,300	1,740,179
	Uchiyama Holdings Co., Ltd.	26,400	127,765
#	UNIMAT Retirement Community Co., Ltd.	27,300	396,261
	Value HR Co., Ltd.	23,200	702,261
	Vital KSK Holdings, Inc.	329,400	3,363,331
#*	Wakamoto Pharmaceutical Co., Ltd.	112,300	288,368
	WIN-Partners Co., Ltd.	126,800	1,658,341
TOTAL HEALTH CARE			171,433,509

INDUSTRIALS — (29.7%)
	A&A Material Corp.	26,000	270,483
	Abist Co., Ltd.	22,400	550,049
	Advan Co., Ltd.	176,800	1,993,541
	Advanex, Inc.	22,099	341,942
	Aeon Delight Co., Ltd.	98,700	3,437,262
	Aica Kogyo Co., Ltd.	28,500	905,091
	Aichi Corp.	266,400	1,702,033
	Aida Engineering, Ltd.	353,300	3,007,299
	Airtech Japan, Ltd.	22,000	136,160
	AIT Corp.	43,400	370,393
	Ajis Co., Ltd.	31,200	867,124
#	Alconix Corp.	169,400	2,140,523
#	Alinco, Inc.	100,400	1,131,834
	Alps Logistics Co., Ltd.	111,600	774,765
	Altech Co., Ltd.	10,900	24,082
	Altech Corp.	139,670	2,091,031
	Anest Iwata Corp.	248,900	2,366,195
#*	Arrk Corp.	606,500	529,892
	Asahi Diamond Industrial Co., Ltd.	374,300	2,328,592
	Asahi Kogyosha Co., Ltd.	30,100	911,374
	Asanuma Corp.	52,300	1,967,583
#	Asukanet Co., Ltd.	66,800	860,549
	Bando Chemical Industries, Ltd.	261,100	2,216,188
	BayCurrent Consulting, Inc.	102,900	5,187,779
	Bell System24 Holdings, Inc.	269,500	4,401,916
#	Br Holdings Corp.	194,000	891,793
	Bunka Shutter Co., Ltd.	430,700	3,738,484
	Canare Electric Co., Ltd.	23,500	412,568
	Career Design Center Co., Ltd.	33,900	446,771
	Central Glass Co., Ltd.	238,300	5,743,865
	Central Security Patrols Co., Ltd.	57,500	3,370,507
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,441,517
	Chiyoda Integre Co., Ltd.	78,300	1,755,068
	Chodai Co., Ltd.	3,900	47,456
	Chori Co., Ltd.	82,100	1,438,066
	Chudenko Corp.	236,200	5,445,172
	Chugai Ro Co., Ltd.	44,900	695,494
#	Chuo Warehouse Co., Ltd.	21,000	241,915

78

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		Shares	Value»
INDUSTRIALS — (Continued)
#	CKD Corp.	398,200	$5,590,335
	CMC Corp.	14,600	270,788
	Comany, Inc.	4,700	58,749
#	Cosel Co., Ltd.	177,800	1,951,190
	Creek & River Co., Ltd.	73,400	775,154
	CTI Engineering Co., Ltd.	83,400	1,404,032
	CTS Co., Ltd.	197,400	1,431,464
	Dai-Dan Co., Ltd.	114,900	2,661,693
	Daido Kogyo Co., Ltd.	50,400	408,708
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	718,025
	Daihen Corp.	160,000	5,014,405
	Daiho Corp.	132,300	3,737,828
	Dai-Ichi Cutter Kogyo K.K.	26,300	453,170
	Daiichi Jitsugyo Co., Ltd.	66,200	2,136,870
	Daiichi Kensetsu Corp.	31,000	492,283
#	Daiki Axis Co., Ltd.	51,700	454,134
*	Daikokuya Holdings Co., Ltd.	138,700	39,894
	Daiohs Corp.	21,100	259,386
	Daiseki Co., Ltd.	305,263	8,867,639
	Daiseki Eco. Solution Co., Ltd.	48,859	404,019
	Daisue Construction Co., Ltd.	59,100	534,153
	Daiwa Industries, Ltd.	241,900	2,713,683
	Denyo Co., Ltd.	124,600	2,185,990
#	DMG Mori Co., Ltd.	701,300	11,354,168
	DMW Corp.	4,800	95,133
	Duskin Co., Ltd.	346,300	9,201,820
	Ebara Jitsugyo Co., Ltd.	44,400	885,265
	Eidai Co., Ltd.	214,300	697,336
	Endo Lighting Corp.	29,600	186,526
#	en-japan, Inc.	85,400	3,614,620
#	Enshu, Ltd.	36,099	399,059
	EPCO Co., Ltd.	28,000	360,456
	ERI Holdings Co., Ltd.	1,500	11,107
#	Escrow Agent Japan, Inc.	178,800	378,670
	F&M Co., Ltd.	41,700	502,137
*	FDK Corp.	47,198	344,861
#	Freund Corp.	83,900	582,736
	Fudo Tetra Corp.	126,080	1,766,262
#	Fuji Corp.	484,400	8,043,583
	Fuji Die Co., Ltd.	61,100	374,205
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	21,860
	Fujikura, Ltd.	1,953,600	9,064,834
#	Fujimak Corp.	12,600	93,762
	Fujisash Co., Ltd.	677,400	535,594
	Fujitec Co., Ltd.	527,900	7,679,545
	Fukuda Corp.	75,000	3,238,430
	Fukushima Industries Corp.	97,600	3,062,060
	Fukuvi Chemical Industry Co., Ltd.	10,600	55,308
	Fukuyama Transporting Co., Ltd.	60,757	2,179,326
	FULLCAST Holdings Co., Ltd.	145,500	3,029,869
	Funai Soken Holdings, Inc.	308,470	7,432,239
	Furukawa Co., Ltd.	239,700	3,433,750
	Furukawa Electric Co., Ltd.	197,900	5,531,567
	Furusato Industries, Ltd.	66,800	1,016,769
	Futaba Corp.	268,000	3,447,100
	G Three Holdings Corp.	2,520	5,569
	Gecoss Corp.	100,700	878,629
	Giken, Ltd.	93,600	3,477,743
	Glory, Ltd.	299,055	8,804,941

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		Shares	Value»
INDUSTRIALS — (Continued)
#	Grace Technology, Inc.	54,300	$1,534,704
	GS Yuasa Corp.	357,299	6,513,656
	Hamakyorex Co., Ltd.	132,900	4,534,630
	Hanwa Co., Ltd.	285,000	8,303,047
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	64,315
	Hazama Ando Corp.	1,528,900	11,846,070
#	Helios Techno Holdings Co., Ltd.	154,600	880,288
	Hibiya Engineering, Ltd.	144,700	2,612,285
#	Hirakawa Hewtech Corp.	81,000	886,771
	Hirano Tecseed Co., Ltd.	70,400	1,018,411
	Hirata Corp.	35,900	2,518,573
	Hisaka Works, Ltd.	163,300	1,409,536
	Hitachi Zosen Corp.	1,274,979	4,308,266
	Hito Communications Holdings, Inc.	50,900	780,790
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	30,300	240,532
	Hokuetsu Industries Co., Ltd.	162,700	1,913,826
#	Hokuriku Electrical Construction Co., Ltd.	81,500	741,645
	Hosokawa Micron Corp.	55,000	1,999,807
	Howa Machinery, Ltd.	62,700	430,576
	HyAS&Co, Inc.	30,100	92,906
#	Ichikawa Co., Ltd.	1,000	14,708
	Ichiken Co., Ltd.	35,400	562,335
	Ichinen Holdings Co., Ltd.	157,800	1,913,835
#	Idec Corp.	230,200	4,675,964
	Ihara Science Corp.	52,200	708,648
	Iino Kaiun Kaisha, Ltd.	650,500	2,184,356
	Inaba Denki Sangyo Co., Ltd.	201,800	9,270,433
	Inaba Seisakusho Co., Ltd.	68,100	921,360
	Inabata & Co., Ltd.	337,600	4,419,831
	Insource Co., Ltd.	56,375	1,506,442
#	Inui Global Logistics Co., Ltd.	146,080	1,579,318
#	IR Japan Holdings, Ltd.	61,000	2,011,050
	Iseki & Co., Ltd.	147,800	2,247,881
#	Ishii Iron Works Co., Ltd.	11,000	260,419
	Isolite Insulating Products Co., Ltd.	48,000	240,377
	Itoki Corp.	252,700	1,157,228
	Iwaki Co., Ltd.	41,000	394,107
	Iwasaki Electric Co., Ltd.	35,800	466,321
	JAC Recruitment Co., Ltd.	109,400	2,063,243
	Jalux, Inc.	46,000	1,069,442
	Jamco Corp.	73,100	993,713
#	Japan Asia Group, Ltd.	189,000	637,978
	Japan Elevator Service Holdings Co., Ltd.	143,400	3,878,584
	Japan Foundation Engineering Co., Ltd.	134,500	493,946
	Japan Pulp & Paper Co., Ltd.	84,400	3,248,614
	Japan Steel Works, Ltd. (The)	421,200	8,875,711
	Japan Transcity Corp.	271,200	1,392,272
	JK Holdings Co., Ltd.	111,140	588,995
#*	JMC Corp.	6,800	101,818
	Juki Corp.	239,600	2,161,189
	Kamei Corp.	172,600	1,970,553
	Kanaden Corp.	135,500	1,660,303
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,542,159
#	Kanamoto Co., Ltd.	247,000	6,603,322
	Kandenko Co., Ltd.	341,300	3,227,115
	Kanematsu Corp.	644,825	7,855,795
	Katakura Industries Co., Ltd.	184,700	2,380,493
	Kato Works Co., Ltd.	61,100	1,155,690
	KAWADA TECHNOLOGIES, Inc.	47,300	3,117,690

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		Shares	Value»
INDUSTRIALS — (Continued)
	Kawagishi Bridge Works Co., Ltd.	11,700	$258,816
	Kawanishi Warehouse Co., Ltd.	1,700	17,737
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	257,230
*	Kawasaki Kisen Kaisha, Ltd.	632,300	9,408,578
#	Kawata Manufacturing Co., Ltd.	28,600	291,924
	Keihin Co., Ltd.	24,900	298,225
	KFC, Ltd.	8,700	157,020
	Kimura Chemical Plants Co., Ltd.	110,800	460,621
	Kimura Unity Co., Ltd.	23,500	240,362
	King Jim Co., Ltd.	105,700	857,709
#*	Kinki Sharyo Co., Ltd. (The)	26,999	395,681
	Kintetsu World Express, Inc.	293,300	4,743,336
	Kitagawa Corp.	57,700	1,113,389
	Kitano Construction Corp.	26,972	706,463
	Kito Corp.	160,700	2,445,397
	Kitz Corp.	623,900	4,251,842
	Kobayashi Metals, Ltd.	7,900	22,991
#*	Kobe Electric Railway Co., Ltd.	37,299	1,357,918
#	Kobelco Eco-Solutions Co., Ltd.	21,399	336,991
	Koike Sanso Kogyo Co., Ltd.	14,500	286,738
	Kokusai Co., Ltd.	51,600	341,077
	Kokuyo Co., Ltd.	274,725	4,031,425
	KOMAIHALTEC, Inc.	24,900	400,288
	Komatsu Wall Industry Co., Ltd.	53,500	1,116,887
	Komori Corp.	396,800	4,225,209
	Kondotec, Inc.	129,900	1,172,762
	Konoike Transport Co., Ltd.	202,500	3,086,553
*	Kosaido Co., Ltd.	212,900	1,425,371
	Kozo Keikaku Engineering, Inc.	20,700	500,192
#	KRS Corp.	47,400	841,573
	Kumagai Gumi Co., Ltd.	303,400	9,353,855
	Kyodo Printing Co., Ltd.	52,500	1,330,295
#	Kyokuto Boeki Kaisha, Ltd.	45,000	823,293
	Kyokuto Kaihatsu Kogyo Co., Ltd.	237,800	3,186,981
	Kyoritsu Printing Co., Ltd.	199,200	297,383
#	Like Co., Ltd.	63,200	1,032,305
#	Link And Motivation, Inc.	210,200	1,126,522
	Lonseal Corp.	13,900	213,804
	Maeda Corp.	930,800	8,638,586
#	Maeda Kosen Co., Ltd.	139,500	2,330,404
	Maeda Road Construction Co., Ltd.	245,700	5,285,824
	Maezawa Industries, Inc.	25,300	90,195
	Maezawa Kasei Industries Co., Ltd.	95,100	1,041,646
	Maezawa Kyuso Industries Co., Ltd.	74,400	1,473,228
	Makino Milling Machine Co., Ltd.	177,900	8,845,037
	Marufuji Sheet Piling Co., Ltd.	11,800	242,361
	Maruka Corp.	43,700	955,722
	Marumae Co., Ltd.	28,300	279,981
#	Maruwa Unyu Kikan Co., Ltd.	149,400	3,284,328
	Maruyama Manufacturing Co., Inc.	27,900	326,422
	Maruzen Co., Ltd.	67,300	1,193,727
	Maruzen Showa Unyu Co., Ltd.	80,000	2,248,442
#	Matching Service Japan Co., Ltd.	52,000	640,940
	Matsuda Sangyo Co., Ltd.	100,082	1,504,025
#	Matsui Construction Co., Ltd.	146,300	1,142,777
	Max Co., Ltd.	206,800	3,793,986
	Meidensha Corp.	277,110	5,316,525
	Meiji Electric Industries Co., Ltd.	54,800	755,237
	Meiji Shipping Co., Ltd.	111,000	355,858

81

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		Shares	Value»
INDUSTRIALS — (Continued)
	Meisei Industrial Co., Ltd.	297,400	$2,363,355
	Meitec Corp.	216,400	11,280,995
#	Meiwa Corp.	170,200	910,383
#	Mesco, Inc.	29,800	253,516
	METAWATER Co., Ltd.	82,500	3,232,958
	Mie Kotsu Group Holdings, Inc.	391,400	2,169,864
	Mirait Holdings Corp.	586,235	9,413,178
	Mitani Corp.	73,800	3,707,725
	Mitani Sangyo Co., Ltd.	145,000	445,826
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	792,066
	Mitsubishi Logisnext Co., Ltd.	219,200	2,358,518
	Mitsubishi Pencil Co., Ltd.	83,600	1,320,052
	Mitsuboshi Belting, Ltd.	167,300	3,147,913
*	Mitsui E&S Holdings Co., Ltd.	653,400	6,613,504
	Mitsui Matsushima Holdings Co., Ltd.	65,700	783,413
	Mitsui-Soko Holdings Co., Ltd.	173,600	2,814,865
	Mitsumura Printing Co., Ltd.	9,300	158,088
	Miyaji Engineering Group, Inc.	41,517	791,745
	Mori-Gumi Co., Ltd.	69,500	203,035
	Morita Holdings Corp.	224,500	3,761,518
#	Musashi Co., Ltd.	5,000	94,198
#	NAC Co., Ltd.	76,500	733,205
	Nachi-Fujikoshi Corp.	113,200	5,417,029
	Nadex Co., Ltd.	40,600	341,869
	Nagase & Co., Ltd.	278,900	4,217,258
	Naigai Trans Line, Ltd.	44,400	625,643
	Nakabayashi Co., Ltd.	113,400	567,716
	Nakakita Seisakusho Co., Ltd.	3,700	94,893
#	Nakamoto Packs Co., Ltd.	38,500	534,213
	Nakanishi Manufacturing Co., Ltd.	5,700	53,412
	Nakano Corp.	110,600	506,819
	Nakano Refrigerators Co., Ltd.	200	12,952
	Namura Shipbuilding Co., Ltd.	420,428	1,173,790
	Narasaki Sangyo Co., Ltd.	25,400	449,075
#	Nexyz Group Corp.	58,000	1,170,674
#*	Nice Holdings, Inc.	50,900	427,572
	Nichias Corp.	480,100	10,128,253
#	Nichiban Co., Ltd.	85,900	1,461,422
	Nichiden Corp.	101,100	1,906,631
	Nichiha Corp.	213,280	6,132,709
	Nichireki Co., Ltd.	193,700	2,299,116
#	Nihon Dengi Co., Ltd.	30,200	804,968
	Nihon Flush Co., Ltd.	65,800	1,487,262
	Nikkato Corp.	53,000	397,526
	Nikko Co., Ltd.	180,500	1,107,266
	Nikkon Holdings Co., Ltd.	385,300	9,365,788
	Nippi, Inc.	11,900	430,444
#	Nippon Air Conditioning Services Co., Ltd.	205,900	1,380,347
	Nippon Aqua Co., Ltd.	9,900	61,281
#	Nippon Carbon Co., Ltd.	74,000	2,839,191
	Nippon Concept Corp.	43,000	579,579
	Nippon Densetsu Kogyo Co., Ltd.	274,900	5,950,676
	Nippon Dry-Chemical Co., Ltd.	4,300	52,222
#	Nippon Filcon Co., Ltd.	15,700	76,657
	Nippon Hume Corp.	167,400	1,263,432
	Nippon Kanzai Co., Ltd.	77,200	1,358,966
	Nippon Koei Co., Ltd.	85,900	2,657,448
	Nippon Parking Development Co., Ltd., Class C	1,557,400	2,365,939
	Nippon Rietec Co., Ltd.	9,300	108,130

82

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INDUSTRIALS — (Continued)
	Nippon Road Co., Ltd. (The)	51,100	$3,122,298
	Nippon Seisen Co., Ltd.	24,300	619,468
#*	Nippon Sharyo, Ltd.	54,899	1,397,473
	Nippon Sheet Glass Co., Ltd.	772,500	4,839,961
	Nippon Steel Trading Corp.	117,460	4,917,786
	Nippon Thompson Co., Ltd.	402,900	1,799,208
	Nippon Tungsten Co., Ltd.	6,699	126,630
	Nishimatsu Construction Co., Ltd.	398,600	8,299,205
	Nishi-Nippon Railroad Co., Ltd.	185,600	4,306,364
	Nishio Rent All Co., Ltd.	138,000	3,707,391
#	Nissei ASB Machine Co., Ltd.	63,900	2,291,193
#	Nissei Corp.	38,900	444,698
	Nissei Plastic Industrial Co., Ltd.	169,000	1,744,647
	Nisshinbo Holdings, Inc.	990,480	8,246,510
	Nissin Corp.	109,100	1,726,852
	Nissin Electric Co., Ltd.	384,200	4,497,741
	Nitta Corp.	160,700	4,687,062
	Nitto Boseki Co., Ltd.	140,800	4,292,337
	Nitto Kogyo Corp.	195,500	4,107,493
	Nitto Kohki Co., Ltd.	80,100	1,727,745
	Nitto Seiko Co., Ltd.	201,200	1,131,260
	Nittoc Construction Co., Ltd.	170,600	1,124,706
	NJS Co., Ltd.	42,800	662,324
#	nms Holdings Co.	44,200	165,129
	Noda Corp.	145,800	1,057,792
	Nomura Co., Ltd.	637,600	7,869,152
	Noritake Co., Ltd.	74,500	3,422,649
	Noritsu Koki Co., Ltd.	154,700	2,232,278
	Noritz Corp.	221,400	2,736,926
#	NS Tool Co., Ltd.	61,700	1,202,961
	NS United Kaiun Kaisha, Ltd.	67,800	1,535,317
	NTN Corp.	3,034,100	9,407,385
	Obara Group, Inc.	90,600	3,377,563
	Ochi Holdings Co., Ltd.	8,900	117,788
#	Odawara Engineering Co., Ltd.	6,500	157,912
	Odelic Co., Ltd.	27,800	1,022,155
#	Ohba Co., Ltd.	89,000	632,064
	Ohmoto Gumi Co., Ltd.	4,100	184,109
	Oiles Corp.	177,470	2,698,720
	Okabe Co., Ltd.	291,100	2,464,657
	Okada Aiyon Corp.	42,800	531,754
#	Okamoto Machine Tool Works, Ltd.	21,699	558,709
	Okamura Corp.	475,200	4,765,544
#	OKK Corp.	28,700	197,118
	OKUMA Corp.	105,400	6,297,670
	Okumura Corp.	247,480	7,010,010
	Onoken Co., Ltd.	128,700	1,687,656
	Organo Corp.	53,300	2,914,263
	Oriental Consultants Holdings Co., Ltd.	6,100	114,177
	Origin Co., Ltd.	27,600	383,760
	OSG Corp.	243,700	5,212,619
	OSJB Holdings Corp.	1,041,700	2,536,145
	Outsourcing, Inc.	822,100	8,849,066
	Oyo Corp.	167,200	1,915,552
	Paraca, Inc.	37,900	702,605
	Parker Corp.	34,000	152,690
*	Pasco Corp.	7,800	82,138
#	Pasona Group, Inc.	134,900	1,925,662
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	753,105

83

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		Shares	Value»
INDUSTRIALS — (Continued)
	Penta-Ocean Construction Co., Ltd.	1,716,400	$10,529,135
#*	Phil Co., Inc.	10,900	373,847
	Pilot Corp.	32,800	1,330,290
	Prestige International, Inc.	800,200	6,623,049
	Pronexus, Inc.	124,000	1,455,001
	PS Mitsubishi Construction Co., Ltd.	244,400	1,748,516
	Punch Industry Co., Ltd.	107,900	536,982
	Quick Co., Ltd.	77,900	1,102,665
	Raito Kogyo Co., Ltd.	315,200	5,009,443
#	Rasa Corp.	63,200	504,850
	Relia, Inc.	252,900	3,301,928
	Rheon Automatic Machinery Co., Ltd.	152,100	2,312,551
	Rix Corp.	17,300	253,079
# *	Rozetta Corp.	22,800	766,871
	Ryobi, Ltd.	181,040	3,369,548
	S LINE Co., Ltd.	23,800	213,757
	Sakai Heavy Industries, Ltd.	24,500	707,247
	Sakai Moving Service Co., Ltd.	86,600	5,170,369
# *	Sanix, Inc.	146,200	518,437
	Sanki Engineering Co., Ltd.	337,700	4,113,079
	Sanko Gosei, Ltd.	139,300	548,598
	Sanko Metal Industrial Co., Ltd.	17,700	429,435
	Sankyo Tateyama, Inc.	212,200	2,311,809
	Sanoyas Holdings Corp.	159,500	290,564
#	Sansei Technologies, Inc.	88,000	753,144
#	Sansha Electric Manufacturing Co., Ltd.	66,700	473,575
	Sanyo Denki Co., Ltd.	44,100	2,058,853
	Sanyo Engineering & Construction, Inc.	78,500	532,127
	Sanyo Industries, Ltd.	9,900	183,351
	Sanyo Trading Co., Ltd.	80,000	1,592,695
#	Sata Construction Co., Ltd.	91,299	367,419
	Sato Holdings Corp.	214,300	6,308,228
#	Sato Shoji Corp.	93,000	782,231
	Sawafuji Electric Co., Ltd.	1,900	32,738
	SBS Holdings, Inc.	152,500	2,506,369
#	SEC Carbon, Ltd.	10,900	837,331
#	Secom Joshinetsu Co., Ltd.	33,600	1,098,916
#	Seibu Electric & Machinery Co., Ltd.	10,300	95,544
	Seika Corp.	67,000	850,455
	Seikitokyu Kogyo Co., Ltd.	211,530	1,516,656
	Sekisui Jushi Corp.	223,200	4,570,486
	Senko Group Holdings Co., Ltd.	900,100	7,240,023
#	Senshu Electric Co., Ltd.	54,700	1,433,645
	Shibusawa Warehouse Co., Ltd. (The)	62,200	1,208,535
	Shibuya Corp.	100,800	2,749,705
	Shima Seiki Manufacturing, Ltd.	212,300	5,076,025
	Shin Nippon Air Technologies Co., Ltd.	116,680	2,318,211
#	Shin-Keisei Electric Railway Co., Ltd.	42,999	873,517
	Shinki Bus Co., Ltd.	1,900	66,935
	Shinmaywa Industries, Ltd.	707,200	8,712,038
	Shinnihon Corp.	208,700	1,639,382
	Shinsho Corp.	36,300	859,505
	Shinwa Co., Ltd.	70,100	1,588,909
#*	Shoko Co., Ltd.	44,400	265,830
#	Showa Aircraft Industry Co., Ltd.	48,937	633,573
#	SIGMAXYZ, Inc.	138,400	1,883,704
	Sinfonia Technology Co., Ltd.	173,200	2,127,391
	Sinko Industries, Ltd.	151,700	2,569,159
	Sintokogio, Ltd.	328,700	3,170,798
84

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INDUSTRIALS — (Continued)
	SMS Co., Ltd.	398,300	$9,765,014
#	Soda Nikka Co., Ltd.	126,500	786,823
	Sodick Co., Ltd.	214,900	1,858,640
	Space Co., Ltd.	100,062	1,159,287
#	S-Pool, Inc.	301,000	1,809,735
	Star Micronics Co., Ltd.	276,300	4,238,809
	Subaru Enterprise Co., Ltd.	8,500	569,218
#	Sugimoto & Co., Ltd.	70,500	1,322,545
	Sumiseki Holdings, Inc.	476,200	608,890
	Sumitomo Densetsu Co., Ltd.	129,500	2,704,293
	Sumitomo Mitsui Construction Co., Ltd.	1,421,640	8,068,021
*	Sumitomo Precision Products Co., Ltd.	21,584	705,978
	Sumitomo Warehouse Co., Ltd. (The)	473,900	6,422,546
	Suzumo Machinery Co., Ltd.	2,200	28,777
	SWCC Showa Holdings Co., Ltd.	98,700	856,782
#	Tacmina Corp.	14,700	223,746
#	Tadano, Ltd.	825,100	7,478,907
	Taihei Dengyo Kaisha, Ltd.	122,900	2,899,713
	Taiheiyo Kouhatsu, Inc.	44,200	340,404
	Taikisha, Ltd.	184,900	5,981,182
	Taisei Oncho Co., Ltd.	14,200	253,129
	Takadakiko Co., Ltd.	7,500	180,101
#	Takagi Seiko Corp.	2,300	67,073
	Takamatsu Construction Group Co., Ltd.	107,800	2,594,020
#	Takamatsu Machinery Co., Ltd.	41,800	334,411
	Takamiya Co., Ltd.	128,600	837,279
	Takano Co., Ltd.	61,800	462,388
	Takaoka Toko Co., Ltd.	59,620	676,464
	Takara Printing Co., Ltd.	22,155	357,257
	Takara Standard Co., Ltd.	267,900	4,698,491
	Takasago Thermal Engineering Co., Ltd.	350,100	6,333,768
	Takashima & Co., Ltd.	26,600	428,458
	Takeei Corp.	162,900	1,891,561
	Takeuchi Manufacturing Co., Ltd.	294,700	4,605,075
#	Takigami Steel Construction Co., Ltd. (The)	5,300	241,899
	Takisawa Machine Tool Co., Ltd.	45,100	560,936
	Takuma Co., Ltd.	303,000	3,605,673
	Tanabe Consulting Co., Ltd.	1,200	13,798
#	Tanabe Engineering Corp.	39,500	282,670
	Tanseisha Co., Ltd.	317,149	3,334,056
	Tatsuta Electric Wire and Cable Co., Ltd.	317,600	1,741,642
	TECHNO ASSOCIE Co., Ltd.	56,800	504,596
	Techno Ryowa, Ltd.	71,390	525,267
	Techno Smart Corp.	49,500	500,952
	TechnoPro Holdings, Inc.	7,200	442,842
	Teikoku Electric Manufacturing Co., Ltd.	134,500	1,569,488
	Teikoku Sen-I Co., Ltd.	118,600	2,182,270
	Tekken Corp.	99,000	2,654,245
	Tenox Corp.	22,500	176,058
	Teraoka Seisakusho Co., Ltd.	76,000	351,245
	Terasaki Electric Co., Ltd.	24,400	209,802
	Toa Corp.	117,000	1,574,043
	TOA ROAD Corp.	27,300	903,544
	Toba, Inc.	9,800	269,496
	Tobishima Corp.	151,070	2,025,890
	Tocalo Co., Ltd.	474,700	4,679,912
	Toda Corp.	543,200	3,393,122
	Toenec Corp.	58,600	1,911,646
#	Togami Electric Manufacturing Co., Ltd.	17,800	291,447

85

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INDUSTRIALS — (Continued)
	TOKAI Holdings Corp.	743,300	$7,289,876
	Tokai Lease Co., Ltd.	19,300	294,120
	Tokyo Energy & Systems, Inc.	184,200	1,717,636
#	Tokyo Keiki, Inc.	69,022	607,494
	Tokyo Sangyo Co., Ltd.	146,700	764,707
	Tokyu Construction Co., Ltd.	661,700	5,240,922
	Toli Corp.	289,200	780,509
	Tomoe Corp.	162,200	630,275
#	Tomoe Engineering Co., Ltd.	59,500	1,295,034
	Tonami Holdings Co., Ltd.	40,900	1,887,464
	Toppan Forms Co., Ltd.	366,900	3,667,473
	Torishima Pump Manufacturing Co., Ltd.	143,800	1,369,319
	Toshiba Machine Co., Ltd.	157,000	3,513,239
	Toshiba Plant Systems & Services Corp.	188,250	3,678,177
	Totech Corp.	57,000	1,240,580
	Totetsu Kogyo Co., Ltd.	193,200	6,023,184
	Totoku Electric Co., Ltd.	17,700	357,617
	Toyo Construction Co., Ltd.	602,300	2,830,085
	Toyo Denki Seizo K.K.	41,250	596,427
#*	Toyo Engineering Corp.	221,078	1,408,169
#	Toyo Logistics Co., Ltd.	85,100	255,048
	Toyo Machinery & Metal Co., Ltd.	109,300	588,832
	Toyo Tanso Co., Ltd.	88,000	2,079,221
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	542,227
	Trancom Co., Ltd.	56,800	3,748,531
#	Trinity Industrial Corp.	36,000	255,395
#	Trusco Nakayama Corp.	154,100	3,725,971
	Trust Tech, Inc.	158,000	2,002,613
	Tsubaki Nakashima Co., Ltd.	336,200	5,722,858
	Tsubakimoto Chain Co.	208,840	7,135,204
#	Tsubakimoto Kogyo Co., Ltd.	28,800	1,182,155
	Tsudakoma Corp.	31,998	369,276
#	Tsugami Corp.	336,300	3,107,018
	Tsukishima Kikai Co., Ltd.	210,100	3,236,258
	Tsurumi Manufacturing Co., Ltd.	141,900	2,797,313
	Uchida Yoko Co., Ltd.	69,900	2,746,805
#	Ueki Corp.	34,800	846,317
	Union Tool Co.	52,300	1,666,762
	Ushio, Inc.	973,200	14,544,315
#	UT Group Co., Ltd.	204,000	5,067,274
	Utoc Corp.	102,200	527,634
	Waida Manufacturing Co., Ltd.	4,300	57,275
	Wakachiku Construction Co., Ltd.	99,200	1,507,474
	Wakita & Co., Ltd.	294,800	2,979,839
	WDB Holdings Co., Ltd.	65,900	1,675,036
	Weathernews, Inc.	40,600	1,282,088
	Will Group, Inc.	105,800	969,354
#	World Holdings Co., Ltd.	46,600	780,555
	Yahagi Construction Co., Ltd.	200,200	1,420,533
	YAMABIKO Corp.	259,528	2,946,196
#	YAMADA Consulting Group Co., Ltd.	78,800	1,420,619
#	Yamashina Corp.	224,200	144,887
#	Yamato Corp.	124,100	840,536
#	Yamaura Corp.	47,100	380,323
	Yamazen Corp.	465,300	4,296,031
	Yasuda Logistics Corp.	122,200	1,094,852
	Yokogawa Bridge Holdings Corp.	239,000	4,375,369
	Yondenko Corp.	27,360	700,257
	Yuasa Trading Co., Ltd.	128,600	3,989,533

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INDUSTRIALS — (Continued)
	Yuken Kogyo Co., Ltd.	24,000	$381,523
#	Yumeshin Holdings Co., Ltd.	362,700	3,232,078
	Yurtec Corp.	277,500	1,715,872
	Zaoh Co., Ltd.	23,400	320,058
#	Zenitaka Corp. (The)	19,600	771,578
	Zuiko Corp.	29,000	896,218
TOTAL INDUSTRIALS			1,132,240,688

INFORMATION TECHNOLOGY — (12.9%)
	A&D Co., Ltd.	141,000	1,089,616
	Access Co., Ltd.	208,000	1,955,383
	Ad-sol Nissin Corp.	43,000	954,940
#	Adtec Plasma Technology Co., Ltd.	30,700	311,549
	AGS Corp.	11,600	86,085
	Ai Holdings Corp.	304,600	5,520,455
	Aichi Tokei Denki Co., Ltd.	18,900	716,163
	Aiphone Co., Ltd.	74,900	1,292,968
	Alpha Systems, Inc.	60,520	1,565,668
	Amano Corp.	199,700	5,904,468
	AOI Electronics Co., Ltd.	31,400	688,112
	Argo Graphics, Inc.	122,200	3,377,558
#	Arisawa Manufacturing Co., Ltd.	223,500	2,229,931
	ArtSpark Holdings, Inc.	48,100	282,685
	Asahi Intelligence Service Co., Ltd.	1,300	14,053
	Aval Data Corp.	26,000	441,506
	Avant Corp.	57,900	1,267,303
*	Axell Corp.	44,900	263,260
	Azia Co., Ltd.	14,300	166,820
#*	BrainPad, Inc.	7,200	378,098
	Broadleaf Co., Ltd.	722,700	4,060,352
	Business Brain Showa-Ota, Inc.	13,300	339,477
	CAC Holdings Corp.	96,400	1,230,190
	Canon Electronics, Inc.	147,700	2,765,200
	Capital Asset Planning, Inc.	13,200	157,088
	CDS Co., Ltd.	18,800	245,079
	Chino Corp.	47,400	630,160
	Citizen Watch Co., Ltd.	1,362,700	7,244,868
	CMK Corp.	395,200	2,394,210
	Computer Engineering & Consulting, Ltd.	177,000	3,213,872
	Computer Institute of Japan, Ltd.	105,000	896,693
	Comture Corp.	165,000	3,136,304
	CONEXIO Corp.	128,600	1,778,413
#	Core Corp.	45,800	603,467
	Cresco, Ltd.	41,500	1,320,018
*	CRI Middleware Co., Ltd.	8,500	141,135
#	Cube System, Inc.	60,600	441,972
	Cyber Com Co., Ltd.	15,800	277,389
	Cybernet Systems Co., Ltd.	55,000	359,456
	Cybozu, Inc.	147,700	1,513,763
#	Dai-ichi Seiko Co., Ltd.	82,700	2,051,241
#	Daiko Denshi Tsushin, Ltd.	37,200	286,151
	Daishinku Corp.	64,099	640,341
	Daitron Co., Ltd.	54,400	736,247
	Daiwabo Holdings Co., Ltd.	140,700	6,148,041
*	DDS, Inc.	6,800	20,944
	Denki Kogyo Co., Ltd.	76,700	2,357,386
	Densan System Co., Ltd.	52,000	1,419,894
	Dexerials Corp.	469,900	4,147,994
	Digital Arts, Inc.	88,000	5,167,155

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INFORMATION TECHNOLOGY — (Continued)
	Digital Garage, Inc.	80,700	$2,641,691
#	Digital Hearts Holdings Co., Ltd.	109,300	904,388
#	Digital Information Technologies Corp.	54,900	836,268
#	DKK-Toa Corp.	28,300	219,327
	Double Standard, Inc.	14,000	679,754
	DTS Corp.	332,400	7,039,701
	Ebase Co., Ltd.	29,800	324,944
#*	E-Guardian, Inc.	74,000	1,174,517
	Eizo Corp.	132,900	4,942,734
	Elecom Co., Ltd.	141,200	5,482,959
	Elematec Corp.	122,942	1,182,628
#	Enomoto Co., Ltd.	30,200	326,740
	Enplas Corp.	65,800	2,111,263
	ESPEC Corp.	166,000	2,997,298
	Excel Co., Ltd.	56,000	647,766
	Fenwal Controls of Japan, Ltd.	21,600	276,743
	Ferrotec Holdings Corp.	264,900	2,627,281
#*	FFRI, Inc.	20,500	534,358
#	Fixstars Corp.	115,700	1,733,766
	Focus Systems Corp.	22,500	184,661
#	Forval Corp.	53,900	500,421
#	Fronteo, Inc.	118,100	346,282
	FTGroup Co., Ltd.	67,000	882,632
	Fuji Soft, Inc.	42,500	1,851,340
	Fujitsu Frontech, Ltd.	88,800	786,134
	Fukui Computer Holdings, Inc.	53,500	1,430,103
	Furuno Electric Co., Ltd.	197,800	2,044,496
#	Furuya Metal Co., Ltd.	7,600	343,079
	Future Corp.	150,800	2,461,476
	Future Innovation Group, Inc.	11,900	35,481
#	Geomatec Co., Ltd.	29,900	200,983
	GL Sciences, Inc.	46,700	639,260
#	Glosel Co., Ltd.	118,700	484,479
#	GMO Cloud K.K.	19,300	480,920
	GMO internet, Inc.	202,300	3,399,616
	GMO Pepabo, Inc.	7,300	158,334
#*	Gunosy, Inc.	44,800	734,903
	Hagiwara Electric Holdings Co., Ltd.	51,100	1,368,459
	Hakuto Co., Ltd.	100,600	1,201,992
	Hibino Corp.	26,900	590,694
	Hioki EE Corp.	70,900	2,482,660
	Hochiki Corp.	123,600	1,726,277
#	Hokuriku Electric Industry Co., Ltd.	48,200	516,797
	Honda Tsushin Kogyo Co., Ltd.	113,800	551,811
	Hosiden Corp.	423,800	4,452,073
	Ibiden Co., Ltd.	6,978	161,127
	Icom, Inc.	79,000	1,788,023
	ID Holdings Corp.	52,100	649,110
	Ikegami Tsushinki Co., Ltd.	40,799	429,502
	Ines Corp.	166,100	1,868,757
	I-Net Corp.	80,390	1,034,459
	Infocom Corp.	188,000	3,922,121
	Infomart Corp.	456,500	6,872,905
	Information Services International-Dentsu, Ltd.	90,700	3,149,309
	Innotech Corp.	116,200	1,015,323
#	Intelligent Wave, Inc.	36,600	256,146
#	Inter Action Corp.	27,600	562,444
	I-O Data Device, Inc.	57,800	489,804
	Iriso Electronics Co., Ltd.	157,000	7,762,458

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INFORMATION TECHNOLOGY — (Continued)
#	ISB Corp.	15,300	$230,093
	Itfor, Inc.	164,700	1,347,447
	Iwatsu Electric Co., Ltd.	68,500	511,161
	Japan Aviation Electronics Industry, Ltd.	382,900	7,132,970
	Japan Cash Machine Co., Ltd.	154,800	1,384,088
#*	Japan Display, Inc.	3,483,900	2,035,533
#	Japan Electronic Materials Corp.	51,800	342,444
	Japan Material Co., Ltd.	486,600	6,811,134
	Jastec Co., Ltd.	85,300	905,791
	JBCC Holdings, Inc.	117,800	1,962,448
	JFE Systems, Inc.	2,100	59,602
*	JIG-SAW, Inc.	26,700	1,101,266
	Justsystems Corp.	44,500	1,829,679
	Kaga Electronics Co., Ltd.	133,600	2,589,667
	Kanematsu Electronics, Ltd.	89,400	2,784,330
	KEL Corp.	27,900	215,656
	Koa Corp.	172,100	2,162,689
	KSK Co., Ltd.	3,000	50,676
#	Kyoden Co., Ltd.	116,100	332,363
	Kyosan Electric Manufacturing Co., Ltd.	319,900	1,500,929
	Kyowa Electronic Instruments Co., Ltd.	146,000	585,391
#	LAC Co., Ltd.	100,100	1,200,563
	Lecip Holdings Corp.	6,800	41,815
	Macnica Fuji Electronics Holdings, Inc.	389,750	6,606,563
	Mamezou Holdings Co., Ltd.	129,000	2,114,713
	Marubun Corp.	112,200	638,417
	Maruwa Co., Ltd.	70,000	4,561,451
	Maxell Holdings, Ltd.	396,400	5,471,030
	MCJ Co., Ltd.	543,600	3,587,532
	Megachips Corp.	112,800	2,135,201
#	Meiko Electronics Co., Ltd.	179,500	2,943,901
	Melco Holdings, Inc.	14,300	384,520
#*	Metaps, Inc.	12,800	112,713
#	Micronics Japan Co., Ltd.	223,800	2,093,755
	Mimaki Engineering Co., Ltd.	136,300	683,431
	Mimasu Semiconductor Industry Co., Ltd.	122,681	2,396,304
	Miraial Co., Ltd.	48,800	664,247
	Miroku Jyoho Service Co., Ltd.	140,300	3,698,013
#	Mitachi Co., Ltd.	17,900	123,307
	Mitsubishi Research Institute, Inc.	56,200	1,989,971
	Mitsui High-Tec, Inc.	137,200	2,359,225
	Mutoh Holdings Co., Ltd.	14,600	242,828
	Nagano Keiki Co., Ltd.	96,400	662,741
	Nakayo, Inc.	77,100	1,197,699
	NEC Networks & System Integration Corp.	176,700	5,577,360
#	Neos Corp.	8,600	62,427
#	NF Corp.	23,700	532,325
	Nichicon Corp.	397,800	3,914,584
#*	Nihon Dempa Kogyo Co., Ltd.	121,600	513,073
	Nihon Denkei Co., Ltd.	31,800	379,427
#	Nippon Chemi-Con Corp.	83,600	1,381,850
#	Nippon Computer Dynamics Co., Ltd.	38,600	287,783
	Nippon Electric Glass Co., Ltd.	17,436	392,773
#	Nippon Information Development Co., Ltd.	12,600	150,678
#	Nippon Kodoshi Corp.	56,200	735,197
	Nippon Signal Co., Ltd.	372,300	4,290,231
	Nippon Systemware Co., Ltd.	56,800	1,375,290
	Nissha Co., Ltd.	253,600	2,641,164
	Nohmi Bosai, Ltd.	167,400	3,484,897

89

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INFORMATION TECHNOLOGY — (Continued)
	NSD Co., Ltd.	293,480	$9,046,407
	NuFlare Technology, Inc.	35,800	2,667,202
#	Ohara, Inc.	35,900	493,595
#	Ohizumi Manufacturing Co., Ltd.	27,100	188,138
#*	Okaya Electric Industries Co., Ltd.	77,800	283,910
	Oki Electric Industry Co., Ltd.	699,800	9,391,632
#	ONO Sokki Co., Ltd.	37,400	179,252
	Optex Group Co., Ltd.	271,520	4,160,003
#	Oro Co., Ltd.	15,800	412,515
	Osaki Electric Co., Ltd.	324,800	2,248,864
	Oval Corp.	35,600	81,386
	Paltek Corp.	38,500	189,011
#	PCA Corp.	2,300	81,082
	PCI Holdings, Inc.	15,400	305,102
	Poletowin Pitcrew Holdings, Inc.	226,000	2,188,086
#	Pro-Ship, Inc.	41,700	496,841
	Rakus Co., Ltd.	260,600	3,910,137
#	RECOMM Co., Ltd.	404,200	496,980
*	Remixpoint, Inc.	22,000	40,432
	Restar Holdings Corp.	161,100	2,737,617
	Riken Keiki Co., Ltd.	113,500	2,228,961
	Riso Kagaku Corp.	177,600	2,918,009
	Roland DG Corp.	105,700	2,077,087
	Rorze Corp.	77,400	2,628,366
#	RS Technologies Co., Ltd.	27,300	1,113,947
	Ryoden Corp.	110,600	1,674,192
	Ryosan Co., Ltd.	187,200	4,860,198
	Ryoyo Electro Corp.	168,200	2,985,092
#	Saison Information Systems Co., Ltd.	24,800	477,564
	Sakura Internet, Inc.	155,700	916,045
	Samco, Inc.	14,700	144,289
	Sanken Electric Co., Ltd.	193,200	4,535,115
	Sanshin Electronics Co., Ltd.	150,100	2,141,710
#	Satori Electric Co., Ltd.	90,380	769,293
	Saxa Holdings, Inc.	32,600	558,346
#	SB Technology Corp.	74,000	1,419,368
	Scala, Inc.	120,700	1,001,889
	Seikoh Giken Co., Ltd.	19,900	638,832
	SEMITEC Corp.	5,500	165,200
#	Shibaura Electronics Co., Ltd.	58,000	1,721,498
	Shibaura Mechatronics Corp.	31,800	1,057,796
#*	SHIFT, Inc.	41,800	2,384,317
	Shindengen Electric Manufacturing Co., Ltd.	54,800	1,862,401
	Shinko Electric Industries Co., Ltd.	566,300	5,526,749
	Shinko Shoji Co., Ltd.	314,200	2,693,475
	Shizuki Electric Co., Inc.	127,100	697,986
#	Showa Shinku Co., Ltd.	25,400	341,648
	Sigma Koki Co., Ltd.	31,600	386,568
#	Siix Corp.	242,700	3,679,741
#	SK-Electronics Co., Ltd.	64,100	1,300,835
	SMK Corp.	37,099	1,070,268
	Softbrain Co., Ltd.	111,300	572,930
	Softcreate Holdings Corp.	58,200	1,015,916
	Soliton Systems K.K.	51,700	465,567
#	Soshin Electric Co., Ltd.	58,400	251,342
	Sourcenext Corp.	364,000	1,628,304
	SRA Holdings	75,600	1,833,039
#	Sumida Corp.	206,049	2,302,483
	Sun-Wa Technos Corp.	82,000	801,520

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INFORMATION TECHNOLOGY — (Continued)
	Suzuki Co., Ltd.	77,300	$560,868
#	System Information Co., Ltd.	54,800	495,026
	System Research Co., Ltd.	27,200	493,451
	Systemsoft Corp.	255,800	277,530
	Systena Corp.	564,200	8,107,168
	Tachibana Eletech Co., Ltd.	129,360	2,165,082
#	Takachiho Koheki Co., Ltd.	38,500	404,929
#	TAKEBISHI Corp.	53,100	703,093
	Tamura Corp.	651,300	3,730,084
#	Tazmo Co., Ltd.	39,500	469,658
#	TDC Soft, Inc.	111,300	918,035
	TechMatrix Corp.	116,800	2,614,636
	Techno Horizon Holdings Co., Ltd.	56,700	234,497
	Tecnos Japan, Inc.	112,200	560,010
	Teikoku Tsushin Kogyo Co., Ltd.	53,800	600,291
*	Terilogy Co., Ltd.	8,800	60,160
	TESEC Corp.	19,400	205,899
	TKC Corp.	119,000	5,012,990
	Tokyo Electron Device, Ltd.	45,600	872,329
	Tokyo Seimitsu Co., Ltd.	315,100	10,120,723
#	Tomen Devices Corp.	15,300	374,444
	Topcon Corp.	862,100	11,887,112
#	Torex Semiconductor, Ltd.	45,500	608,765
	Toshiba TEC Corp.	211,100	7,613,433
	Toukei Computer Co., Ltd.	23,210	709,161
	Towa Corp.	171,400	1,685,585
	Toyo Corp.	165,500	1,705,064
	Tri Chemical Laboratories, Inc.	39,400	2,572,516
#	Tsuzuki Denki Co., Ltd.	42,800	477,972
	Ubicom Holdings, Inc.	12,500	163,553
	Ulvac, Inc.	237,200	10,377,361
#	UMC Electronics Co., Ltd.	52,700	232,367
	Uniden Holdings Corp.	44,000	798,349
	UNIRITA, Inc.	8,100	130,839
	UNITED, Inc.	24,200	265,886
#	V Technology Co., Ltd.	77,200	4,592,945
#	VINX Corp.	11,500	122,002
	Wacom Co., Ltd.	1,124,700	4,186,178
	YAC Holdings Co., Ltd.	87,500	677,425
#*	Yamaha Motor Robotics Holdings Co., Ltd.	88,400	491,495
#	Yamaichi Electronics Co., Ltd.	153,400	2,073,550
#	Yashima Denki Co., Ltd.	131,200	1,077,891
	Yokowo Co., Ltd.	105,200	3,031,021
	Zuken, Inc.	113,200	2,398,203
TOTAL INFORMATION TECHNOLOGY			489,542,108

MATERIALS — (10.1%)
	Achilles Corp.	109,000	1,770,869
	ADEKA Corp.	665,700	9,526,870
	Aichi Steel Corp.	81,700	2,658,976
	Arakawa Chemical Industries, Ltd.	132,600	1,942,621
#	Araya Industrial Co., Ltd.	26,500	393,009
	Asahi Holdings, Inc.	299,850	6,980,615
	Asahi Printing Co., Ltd.	25,700	249,585
	Asahi Yukizai Corp.	98,600	1,391,132
	Asahipen Corp.	2,100	32,989
	Asia Pile Holdings Corp.	220,000	1,189,375
	C Uyemura & Co., Ltd.	35,900	2,222,157
	Carlit Holdings Co., Ltd.	139,400	808,018

91

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continued

		Shares	Value»
MATERIALS — (Continued)
	Chuetsu Pulp & Paper Co., Ltd.	49,900	$765,762
*	Chugai Mining Co., Ltd.	652,700	127,283
	Chugoku Marine Paints, Ltd.	478,100	4,622,448
	CI Takiron Corp.	324,200	1,952,725
#	CK-San-Etsu Co., Ltd.	21,200	575,751
	Dai Nippon Toryo Co., Ltd.	145,500	1,473,984
	Daido Steel Co., Ltd.	80,900	3,530,315
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	130,800	1,022,769
	Daiken Corp.	93,900	1,691,066
	Daiki Aluminium Industry Co., Ltd.	202,100	1,350,056
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	2,810,752
	Daio Paper Corp.	290,600	3,873,614
	DKS Co., Ltd.	68,800	2,233,227
	Dowa Holdings Co., Ltd.	92,500	3,193,486
	Dynapac Co., Ltd.	8,500	114,534
	Fuji Seal International, Inc.	106,400	2,642,944
	Fujikura Kasei Co., Ltd.	184,200	959,033
	Fujimi, Inc.	1,100	28,673
	Fujimori Kogyo Co., Ltd.	120,900	4,274,555
	Fuso Chemical Co., Ltd.	142,200	3,670,167
	Geostr Corp.	111,400	428,320
	Godo Steel, Ltd.	67,700	1,463,099
	Gun-Ei Chemical Industry Co., Ltd.	31,600	737,936
	Hakudo Co., Ltd.	48,200	612,562
	Harima Chemicals Group, Inc.	106,100	1,182,968
	Hodogaya Chemical Co., Ltd.	44,900	1,691,081
	Hokkan Holdings, Ltd.	56,100	904,582
	Hokko Chemical Industry Co., Ltd.	139,100	769,423
	Hokuetsu Corp.	1,042,799	5,310,764
	Honshu Chemical Industry Co., Ltd.	28,200	322,058
	Ise Chemicals Corp.	14,800	443,335
#	Ishihara Chemical Co., Ltd.	35,500	574,513
	Ishihara Sangyo Kaisha, Ltd.	222,050	2,292,423
	Ishizuka Glass Co., Ltd.	16,100	320,229
	JCU Corp.	181,800	4,454,876
	JSP Corp.	102,700	1,903,607
	Kaneka Corp.	20,900	695,731
	Kanto Denka Kogyo Co., Ltd.	335,900	2,969,865
	Katakura & Co-op Agri Corp.	21,500	241,950
	KeePer Technical Laboratory Co., Ltd.	51,000	723,133
	KH Neochem Co., Ltd.	234,500	5,710,529
	Kimoto Co., Ltd.	247,400	387,476
	Koatsu Gas Kogyo Co., Ltd.	225,193	1,782,310
	Kobe Steel, Ltd.	1,250,100	6,721,190
	Kohsoku Corp.	72,200	862,573
	Konishi Co., Ltd.	260,700	3,679,929
	Konoshima Chemical Co., Ltd.	39,000	315,800
	Krosaki Harima Corp.	41,200	2,207,560
	Kumiai Chemical Industry Co., Ltd.	564,787	5,222,990
#	Kunimine Industries Co., Ltd.	40,400	382,597
	Kureha Corp.	141,650	9,053,385
	Kurimoto, Ltd.	67,900	1,103,587
	Kuriyama Holdings Corp.	92,800	709,363
	Kyoei Steel, Ltd.	161,600	2,942,838
	Kyowa Leather Cloth Co., Ltd.	91,900	671,659
	Lintec Corp.	210,600	4,423,190
	MEC Co., Ltd.	131,000	2,195,875
	Mitani Sekisan Co., Ltd.	73,600	2,441,523
	Mitsubishi Paper Mills, Ltd.	405,600	1,846,849

92

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	$569,961
	Mitsui Mining & Smelting Co., Ltd.	484,900	13,551,811
	Molitec Steel Co., Ltd.	83,100	356,195
	MORESCO Corp.	47,800	591,730
	Mory Industries, Inc.	39,300	837,046
	Nakayama Steel Works, Ltd.	220,200	941,717
	Neturen Co., Ltd.	261,200	2,299,949
#*	New Japan Chemical Co., Ltd.	200,600	373,994
	Nicca Chemical Co., Ltd.	49,300	405,647
#	Nichia Steel Works, Ltd.	138,600	427,764
#	Nihon Kagaku Sangyo Co., Ltd.	90,200	908,237
	Nihon Nohyaku Co., Ltd.	243,500	1,279,407
	Nihon Parkerizing Co., Ltd.	505,500	5,926,974
	Nihon Yamamura Glass Co., Ltd.	110,400	1,319,912
	Nippon Carbide Industries Co., Inc.	49,300	664,805
#	Nippon Chemical Industrial Co., Ltd.	42,600	1,253,522
	Nippon Concrete Industries Co., Ltd.	306,600	882,148
#	Nippon Denko Co., Ltd.	1,018,114	1,764,621
	Nippon Fine Chemical Co., Ltd.	81,500	950,320
	Nippon Kayaku Co., Ltd.	70,700	859,237
	Nippon Kinzoku Co., Ltd.	27,000	217,120
	Nippon Koshuha Steel Co., Ltd.	26,799	112,135
	Nippon Light Metal Holdings Co., Ltd.	4,755,800	9,250,215
	Nippon Paper Industries Co., Ltd.	177,600	3,061,398
	Nippon Pillar Packing Co., Ltd.	157,500	2,121,710
	Nippon Soda Co., Ltd.	193,300	5,148,638
#	Nippon Yakin Kogyo Co., Ltd.	124,049	2,723,049
	Nitta Gelatin, Inc.	100,500	657,577
	Nittetsu Mining Co., Ltd.	43,700	1,833,055
	Nozawa Corp.	52,500	330,430
	Oat Agrio Co., Ltd.	18,000	292,493
	Okamoto Industries, Inc.	82,600	3,189,981
	Okura Industrial Co., Ltd.	61,800	1,137,303
	Osaka Organic Chemical Industry, Ltd.	100,800	1,123,855
	Osaka Soda Co., Ltd.	108,599	3,074,272
	Osaka Steel Co., Ltd.	94,200	1,289,081
	OSAKA Titanium Technologies Co., Ltd.	155,500	2,434,380
#	Pacific Metals Co., Ltd.	126,799	3,031,819
	Pack Corp. (The)	96,200	3,389,865
#	Rasa Industries, Ltd.	49,700	679,462
	Rengo Co., Ltd.	124,600	903,479
	Riken Technos Corp.	255,000	1,207,255
	Sakai Chemical Industry Co., Ltd.	112,100	2,796,922
	Sakata INX Corp.	311,800	3,524,301
	Sanyo Chemical Industries, Ltd.	96,300	4,594,597
#	Sanyo Special Steel Co., Ltd.	147,060	1,862,482
	Seiko PMC Corp.	78,600	612,343
	Sekisui Plastics Co., Ltd.	179,100	1,320,235
	Shikoku Chemicals Corp.	260,000	3,051,923
	Shinagawa Refractories Co., Ltd.	44,300	1,191,603
	Shin-Etsu Polymer Co., Ltd.	336,500	2,883,365
	SK Kaken Co., Ltd.	1,600	692,522
	Soken Chemical & Engineering Co., Ltd.	48,900	556,618
	Stella Chemifa Corp.	82,400	2,397,448
	Sumitomo Bakelite Co., Ltd.	90,600	3,756,761
	Sumitomo Osaka Cement Co., Ltd.	238,699	10,419,680
	Sumitomo Seika Chemicals Co., Ltd.	70,900	2,256,854
#	T Hasegawa Co., Ltd.	204,200	3,805,622
#	T&K Toka Co., Ltd.	146,900	1,407,801

93

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Taisei Lamick Co., Ltd.	43,900	$1,194,962
	Taiyo Holdings Co., Ltd.	140,400	5,088,162
	Takasago International Corp.	104,000	2,610,011
	Takemoto Yohki Co., Ltd.	46,900	446,952
#	Taoka Chemical Co., Ltd.	1,600	124,025
#	Tayca Corp.	139,300	2,747,938
	Tenma Corp.	129,800	2,372,540
#	Titan Kogyo, Ltd.	5,100	118,190
	Toagosei Co., Ltd.	871,100	9,655,071
#	Toda Kogyo Corp.	24,800	514,137
	Toho Acetylene Co., Ltd.	12,700	161,990
	Toho Chemical Industry Co., Ltd.	47,000	219,685
#	Toho Titanium Co., Ltd.	242,500	1,996,896
	Toho Zinc Co., Ltd.	122,699	2,489,874
	Tohoku Steel Co., Ltd.	16,300	215,635
	Tokushu Tokai Paper Co., Ltd.	71,058	2,671,741
	Tokuyama Corp.	414,298	11,067,550
	Tokyo Ohka Kogyo Co., Ltd.	242,500	9,603,821
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	227,328
	Tokyo Rope Manufacturing Co., Ltd.	101,700	1,077,588
	Tokyo Steel Manufacturing Co., Ltd.	842,500	6,782,726
	Tokyo Tekko Co., Ltd.	74,900	1,095,674
	Tomoegawa Co., Ltd.	33,600	299,577
	Tomoku Co., Ltd.	81,500	1,306,002
	Topy Industries, Ltd.	114,200	2,334,533
#	Toyo Gosei Co., Ltd.	32,800	930,685
	Toyo Ink SC Holdings Co., Ltd.	277,600	6,765,692
	Toyobo Co., Ltd.	715,200	9,667,381
#	TYK Corp.	183,700	541,011
	UACJ Corp.	211,841	3,880,515
	Ube Industries, Ltd.	67,500	1,445,253
	Ultrafabrics Holdings Co., Ltd.	2,400	27,256
	Valqua, Ltd.	126,199	2,811,789
#	Vertex Corp.	45,998	725,724
	Wavelock Holdings Co., Ltd.	30,900	251,862
	Wood One Co., Ltd.	48,500	514,115
	Yamato Kogyo Co., Ltd.	171,600	4,451,591
	Yodogawa Steel Works, Ltd.	154,200	2,911,600
	Yoshicon Co., Ltd.	3,100	33,521
#	Yotai Refractories Co., Ltd.	118,000	794,272
	Yushiro Chemical Industry Co., Ltd.	73,800	972,545
TOTAL MATERIALS			384,435,104

REAL ESTATE — (2.1%)
#	AD Works Co., Ltd.	1,948,800	538,670
	Airport Facilities Co., Ltd.	148,670	764,053
	Anabuki Kosan, Inc.	6,000	157,994
#	Aoyama Zaisan Networks Co., Ltd.	52,600	791,762
#	Apaman Co., Ltd.	77,800	651,895
	Arealink Co., Ltd.	29,600	319,627
	B-Lot Co., Ltd.	16,500	316,657
	Cosmos Initia Co., Ltd.	99,600	699,949
	CRE, Inc.	22,400	214,043
	Daibiru Corp.	358,100	3,976,013
#	Dear Life Co., Ltd.	145,300	693,705
	Goldcrest Co., Ltd.	139,170	2,874,822
#	Good Com Asset Co., Ltd.	10,300	166,681
	Grandy House Corp.	121,300	552,643
	Heiwa Real Estate Co., Ltd.	236,600	5,706,539

94

The Japanese Small Company Series
continued

		Shares	Value»
REAL ESTATE — (Continued)
	Ichigo, Inc.	970,800	$3,866,594
	Intellex Co., Ltd.	30,000	208,748
*	Japan Asset Marketing Co., Ltd.	1,648,500	1,249,392
	Japan Corporate Housing Service, Inc.	10,500	101,132
	Japan Property Management Center Co., Ltd.	83,400	1,132,740
	JSB Co., Ltd.	2,300	112,791
	Kabuki-Za Co., Ltd.	6,500	348,542
	Keihanshin Building Co., Ltd.	291,800	3,649,336
	Kenedix, Inc.	1,600,900	8,713,937
	Land Business Co., Ltd.	14,800	103,372
*	LAND Co., Ltd.	1,819,600	169,211
#*	Leopalace21 Corp.	2,072,900	5,655,851
	Mugen Estate Co., Ltd.	83,200	517,192
#	Nippon Commercial Development Co., Ltd.	85,500	1,220,060
	Nisshin Fudosan Co.	237,700	1,107,871
#*	Prospect Co., Ltd.	3,669,000	815,335
	Raysum Co., Ltd.	105,400	1,112,713
	SAMTY Co., Ltd.	122,900	2,315,606
	Sankyo Frontier Co., Ltd.	23,100	762,725
	Sansei Landic Co., Ltd.	40,600	361,208
	Shinoken Group Co., Ltd.	142,500	1,466,695
	Star Mica Holdings Co., Ltd.	95,400	1,725,932
	Sun Frontier Fudousan Co., Ltd.	249,400	3,034,445
	Takara Leben Co., Ltd.	667,100	2,839,997
*	Tateru, Inc.	112,500	224,264
	TOC Co., Ltd.	401,550	2,916,438
	Tokyo Rakutenchi Co., Ltd.	21,100	1,137,360
#	Tokyo Theatres Co., Inc.	55,299	713,750
	Tosei Corp.	313,200	3,950,633
#	Unizo Holdings Co., Ltd.	211,100	9,736,461
	Urbanet Corp. Co., Ltd.	120,100	454,052
TOTAL REAL ESTATE			80,149,436

UTILITIES — (1.2%)
	EF-ON, Inc.	104,520	703,412
	eRex Co., Ltd.	249,500	3,394,948
	Hiroshima Gas Co., Ltd.	337,400	1,129,426
	Hokkaido Electric Power Co., Inc.	1,332,300	6,992,697
	Hokkaido Gas Co., Ltd.	103,200	1,550,051
*	Hokuriku Electric Power Co.	766,600	5,463,753
	Hokuriku Gas Co., Ltd.	10,100	278,170
	K&O Energy Group, Inc.	110,200	1,659,072
	Nippon Gas Co., Ltd.	191,200	5,412,010
#	Okinawa Electric Power Co., Inc. (The)	358,321	5,937,280
#*	RENOVA, Inc.	186,500	1,655,471
	Saibu Gas Co., Ltd.	247,900	5,721,162
	Shizuoka Gas Co., Ltd.	403,600	3,489,260
#	Toell Co., Ltd.	61,200	436,536
#	West Holdings Corp.	107,700	1,590,693
TOTAL UTILITIES			45,413,941

TOTAL COMMON STOCKS
Cost ($3,300,844,445)			3,715,115,396

95

The Japanese Small Company Series
continued

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@ §	DFA Short Term Investment Fund	7,882,015	$91,202,795
TOTAL INVESTMENTS — (100.0%)
(Cost $3,392,036,762)			$3,806,318,191

ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$100,852,769	—	$100,852,769
Consumer Discretionary	$2,914,557	681,414,734	—	684,329,291
Consumer Staples	—	269,125,123	—	269,125,123
Energy	—	50,257,557	—	50,257,557
Financials	—	307,335,870	—	307,335,870
Health Care	—	171,433,509	—	171,433,509
Industrials	—	1,132,240,688	—	1,132,240,688
Information Technology	—	489,542,108	—	489,542,108
Materials	—	384,435,104	—	384,435,104
Real Estate	—	80,149,436	—	80,149,436
Utilities	—	45,413,941	—	45,413,941
Securities Lending Collateral	—	91,202,795	—	91,202,795
TOTAL	$2,914,557	$3,803,403,634	—	$3,806,318,191

See accompanying Notes to Financial Statements.
96

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (97.1%)
AUSTRALIA — (52.9%)
*	3P Learning, Ltd.	93,233	$60,268
*	88 Energy, Ltd.	604,262	5,372
#	A2B Australia, Ltd.	241,263	264,177
	Accent Group, Ltd.	2,023,672	2,105,639
#	Adairs, Ltd.	569,354	694,828
	Adelaide Brighton, Ltd.	2,667,604	5,665,821
#*	Advance NanoTek, Ltd.	4,230	15,165
#	Ainsworth Game Technology, Ltd.	400,919	220,703
#*	Alkane Resources, Ltd.	1,540,048	758,441
#	Alliance Aviation Services, Ltd.	101,515	175,820
	ALS, Ltd.	1,937,440	10,775,238
	Altium, Ltd.	596,319	13,200,823
#*	Altura Mining, Ltd.	1,015,510	39,823
	AMA Group, Ltd.	2,254,833	2,135,770
#*	Amaysim Australia, Ltd.	1,875,508	502,708
	Ansell, Ltd.	897,943	17,075,979
	AP Eagers, Ltd.	750,941	6,344,299
	APN Property Group, Ltd.	26,661	9,922
	Appen, Ltd.	556,409	8,359,545
*	Arafura Resources, Ltd.	502,091	32,184
#	ARB Corp., Ltd.	590,623	7,370,788
#*	Ardent Leisure Group, Ltd.	4,016,599	3,324,842
#	ARQ Group, Ltd.	982,475	287,347
*	Asaleo Care, Ltd.	864,100	569,636
	AUB Group, Ltd.	452,803	3,856,190
	Aurelia Metals, Ltd.	3,199,548	1,035,088
	Austal, Ltd.	2,140,525	6,162,797
#*	Australian Agricultural Co., Ltd.	3,411,177	2,316,300
	Australian Finance Group, Ltd.	767,736	1,426,897
	Australian Pharmaceutical Industries, Ltd.	3,189,340	2,914,132
#	Australian Vintage, Ltd.	4,317,004	1,520,612
	Auswide Bank, Ltd.	106,144	403,658
	Aveo Group	3,145,497	4,642,681
	AVJennings, Ltd.	7,058,528	2,905,109
*	AVZ Minerals, Ltd.	1,295,314	40,159
*	Axsesstoday, Ltd.	20,251	4,254
	Baby Bunting Group, Ltd.	318,497	866,743
#	Bank of Queensland, Ltd.	1,198,529	7,480,087
#	Bapcor, Ltd.	1,866,075	9,198,821
*	Base Resources, Ltd.	393,323	64,844
	Beach Energy, Ltd.	332,595	523,165
#	Bega Cheese, Ltd.	1,470,334	3,625,712
#	Bell Financial Group, Ltd.	122,493	84,324
#*	Bellamy's Australia, Ltd.	670,621	5,913,230
#*	Berkeley Energia, Ltd.	27,600	5,781
#	Bingo Industries, Ltd.	979,741	1,620,459
#	Blackmores, Ltd.	97,395	5,798,996
	Bravura Solutions, Ltd.	1,415,005	3,980,789
	Breville Group, Ltd.	834,341	8,836,168
	Brickworks, Ltd.	491,321	6,132,742
#*	Bubs Australia, Ltd.	114,559	89,013
#*	Buru Energy, Ltd.	678,801	103,241
#	BWX, Ltd.	386,111	1,043,009
#*	Byron Energy, Ltd.	41,456	9,258
*	Cann Group, Ltd.	71,385	49,606
#	Capitol Health, Ltd.	3,495,372	577,185
#*	Cardno, Ltd.	1,127,842	403,957

97

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#*	Carnarvon Petroleum, Ltd.	3,381,086	$883,175
	carsales.com, Ltd.	1,661,566	17,806,162
#*	Cash Converters International, Ltd.	3,582,331	592,633
*	Catapult Group International, Ltd.	384,667	373,111
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	426,933	2,086,594
	Centuria Capital Group	146,499	221,140
*	Champion Iron, Ltd.	41,342	60,743
#	Citadel Group, Ltd. (The)	83,353	204,072
	City Chic Collective, Ltd.	153,239	293,761
#	Class, Ltd.	386,717	522,844
#	Clean Seas Seafood, Ltd.	87,730	48,956
#*	Clean TeQ Holdings, Ltd.	86,928	14,344
	Cleanaway Waste Management, Ltd.	10,062,156	12,788,931
#	Clinuvel Pharmaceuticals, Ltd.	69,877	1,472,651
#	Clover Corp., Ltd.	365,203	777,826
	Codan, Ltd.	659,052	2,811,509
#	Collection House, Ltd.	2,180,326	1,831,179
	Collins Foods, Ltd.	820,761	5,788,340
#*	Cooper Energy, Ltd.	13,527,811	5,170,718
#	Corporate Travel Management, Ltd.	548,400	6,662,051
#	Costa Group Holdings, Ltd.	2,112,283	4,154,214
	Costa Group Holdings, Ltd.	197,790	388,588
#	Credit Corp. Group, Ltd.	553,754	11,961,519
*	CSG, Ltd.	1,608,459	340,624
	CSR, Ltd.	3,957,955	11,313,522
*	CuDeco, Ltd.	387,893	11,792
#*	Dacian Gold, Ltd.	275,576	278,651
#	Data#3, Ltd.	926,712	2,196,947
	Decmil Group, Ltd.	920,710	543,433
	Dicker Data, Ltd.	204,202	986,654
#	Domain Holdings Australia, Ltd.	1,952,507	4,260,393
#	Domino's Pizza Enterprises, Ltd.	205,372	7,225,345
	Downer EDI, Ltd.	710,927	3,954,213
	DWS, Ltd.	514,109	378,020
#	Eclipx Group, Ltd.	2,757,791	2,982,995
	Elders, Ltd.	1,177,990	4,795,125
#*	Electro Optic Systems Holdings, Ltd.	456,109	2,206,208
#*	Emeco Holdings, Ltd.	848,810	1,044,814
*	EML Payments, Ltd.	436,776	1,202,488
#*	Energy World Corp., Ltd.	87,518	5,588
	Enero Group, Ltd.	10,609	15,688
#	EQT Holdings, Ltd.	93,813	1,987,115
	ERM Power, Ltd.	1,112,209	1,844,673
	Estia Health, Ltd.	1,631,369	3,159,787
	Euroz, Ltd.	106,429	76,429
	EVENT Hospitality and Entertainment, Ltd.	546,035	4,937,481
#*	FAR, Ltd.	8,256,005	295,815
#*	FBR, Ltd.	490,881	20,361
#	Finbar Group, Ltd.	203,868	120,177
*	Fleetwood Corp., Ltd.	347,465	535,650
	FlexiGroup, Ltd.	2,103,926	2,826,576
#	Freedom Foods Group, Ltd.	165,035	609,284
#	G8 Education, Ltd.	3,059,923	5,431,360
#*	Galaxy Resources, Ltd.	2,700,784	1,736,225
	GBST Holdings, Ltd.	178,479	473,683
#	Genworth Mortgage Insurance Australia, Ltd.	1,921,522	5,166,797
#*	GetSwift, Ltd.	28,980	12,503
*	Gold Road Resources, Ltd.	3,764,891	2,954,170

98

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services, Ltd.	55,230	$29,806
	GrainCorp, Ltd., Class A	1,833,496	9,136,956
#	Grange Resources, Ltd.	449,866	65,067
*	Greenland Minerals, Ltd.	871,479	59,998
	GTN, Ltd.	15,394	7,958
	GUD Holdings, Ltd.	951,434	7,095,253
#	GWA Group, Ltd.	1,988,370	3,988,315
	Hansen Technologies, Ltd.	1,384,222	3,239,112
	Healius, Ltd.	3,824,203	8,129,283
#	Helloworld Travel, Ltd.	37,164	115,302
*	Highfield Resources, Ltd.	160,730	73,365
*	Horizon Oil, Ltd.	714,889	68,682
#	HT&E, Ltd.	1,774,958	2,014,769
#	HUB24, Ltd.	107,667	913,970
*	IDM International, Ltd.	958	0
	IDP Education, Ltd.	441,679	5,413,689
	Iluka Resources, Ltd.	907,706	5,875,441
#*	Image Resources NL	243,336	45,161
	Imdex, Ltd.	2,201,682	2,410,839
#*	IMF Bentham, Ltd.	2,465,699	5,784,966
*	Immutep, Ltd.	1,409,121	27,095
#*	ImpediMed, Ltd.	417,437	40,178
	Independence Group NL	3,324,011	14,557,711
#	Infigen Energy	5,839,242	2,568,146
	Infomedia, Ltd.	2,889,035	4,557,762
#	Inghams Group, Ltd.	1,907,337	4,083,445
*	Intega Group, Ltd.	1,127,842	439,275
#	Integral Diagnostics, Ltd.	131,177	326,973
#	Integrated Research, Ltd.	584,940	1,192,372
#	InvoCare, Ltd.	1,006,913	9,100,772
*	ioneer, Ltd.	290,821	50,825
#	IOOF Holdings, Ltd.	2,296,344	11,677,647
	IPH, Ltd.	1,150,892	6,402,045
	IRESS, Ltd.	1,095,248	9,618,441
#*	iSelect, Ltd.	96,851	37,111
*	iSentia Group, Ltd.	1,014,066	275,711
	IVE Group, Ltd.	566,720	785,011
#	Japara Healthcare, Ltd.	1,727,720	1,331,938
#	JB Hi-Fi, Ltd.	861,985	22,028,595
	Johns Lyng Group, Ltd.	27,303	34,765
#	Jumbo Interactive, Ltd.	208,843	3,192,770
	Jupiter Mines, Ltd.	3,282,574	755,683
#	K&S Corp., Ltd.	197,087	224,067
#*	Karoon Energy, Ltd.	1,898,553	1,265,276
	Karoon Energy, Ltd.	2,343,626	1,567,111
*	Kingsgate Consolidated, Ltd.	1,797,365	520,412
#	Kogan.com, Ltd.	229,522	1,070,315
	Lednium Technology Pty, Ltd.	195,019	0
#	Lifestyle Communities, Ltd.	96,718	566,570
	Link Administration Holdings, Ltd.	271,150	1,045,608
#	Lovisa Holdings, Ltd.	104,858	972,499
*	Lynas Corp., Ltd.	5,145,389	8,809,881
	MACA, Ltd.	993,931	651,921
	Macmahon Holdings, Ltd.	4,762,508	705,537
	MaxiTRANS Industries, Ltd.	823,085	121,377
#*	Mayne Pharma Group, Ltd.	9,984,203	3,535,831
	McMillan Shakespeare, Ltd.	490,350	5,424,237
	McPherson's, Ltd.	483,762	769,348
*	Medusa Mining, Ltd.	397,124	206,995

99

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#*	Mesoblast, Ltd.	630,272	$773,755
#*	Metals X, Ltd.	4,002,773	467,394
#	Metcash, Ltd.	7,553,452	14,683,218
#	Michael Hill International, Ltd.	1,490,263	668,328
	Michael Hill International, Ltd.	94,305	43,849
	Midway, Ltd.	3,757	4,842
*	Millennium Minerals, Ltd.	1,328,072	53,183
*	Mincor Resources NL	91,808	39,214
#	Mineral Resources, Ltd.	1,210,928	11,910,590
#*	MMA Offshore, Ltd.	4,729,196	627,645
#	MNF Group, Ltd.	194,514	710,633
	Moelis Australia, Ltd.	39,458	116,225
	Monadelphous Group, Ltd.	726,646	7,690,934
#	Monash IVF Group, Ltd.	968,439	683,803
	Money3 Corp., Ltd.	836,419	1,236,263
*	Morning Star Gold NL	332,749	0
#	Mortgage Choice, Ltd.	793,228	778,300
	Motorcycle Holdings, Ltd.	19,615	31,424
#	Mount Gibson Iron, Ltd.	4,535,796	2,367,548
*	Myanmar Metals, Ltd.	640,930	21,187
#*	Myer Holdings, Ltd.	3,518,631	1,318,602
#	MyState, Ltd.	488,761	1,596,472
	Navigator Global Investments, Ltd.	997,653	1,688,474
#	Neometals, Ltd.	626,513	86,307
#	Netwealth Group, Ltd.	234,158	1,420,313
*	Neuren Pharmaceuticals, Ltd.	8,077	12,771
#	New Hope Corp., Ltd.	1,735,687	2,541,797
#*	NEXTDC, Ltd.	1,959,517	8,659,622
	nib holdings, Ltd.	3,390,280	16,388,762
#	Nick Scali, Ltd.	386,496	1,635,718
#	Nine Entertainment Co. Holdings, Ltd.	11,957,501	15,172,093
	Noni B, Ltd.	5,993	10,289
	NRW Holdings, Ltd.	2,635,318	4,098,137
#*	Nufarm, Ltd.	2,065,056	8,427,098
	OFX Group, Ltd.	1,851,367	1,783,819
	OM Holdings, Ltd.	342,290	115,420
*	OneMarket, Ltd.	79,255	53,325
#*	Onevue Holdings, Ltd.	857,257	224,322
#	oOh!media, Ltd.	1,283,632	2,439,571
#*	Orocobre, Ltd.	23,186	41,759
	Orora, Ltd.	7,303,221	15,566,511
*	Otto Energy, Ltd.	922,182	27,323
	Ovato, Ltd.	2,029,910	73,481
#	Over the Wire Holdings, Ltd.	14,661	47,591
	OZ Minerals, Ltd.	2,477,965	17,289,828
#	Pacific Current Group, Ltd.	229,399	1,111,661
	Pacific Energy, Ltd.	33,400	24,632
	Pacific Smiles Group, Ltd.	256,946	301,621
#*	Pact Group Holdings, Ltd.	1,868,221	3,118,963
#*	Paladin Energy, Ltd.	663,067	37,826
*	Panoramic Resources, Ltd.	3,829,216	854,503
#*	Pantoro, Ltd.	632,837	71,537
#	Paragon Care, Ltd.	557,992	167,597
	Peet, Ltd.	899,317	744,715
	Pendal Group, Ltd.	1,938,181	9,569,992
	People Infrastructure, Ltd.	27,721	64,905
	Perenti Global, Ltd.	4,308,699	6,787,490
#	Perpetual, Ltd.	356,633	8,841,267
*	Perseus Mining, Ltd.	7,021,209	4,160,418

100

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#	Pioneer Credit, Ltd.	166,590	$282,503
#	Platinum Asset Management, Ltd.	2,439,424	6,966,410
*	Pluton Resources, Ltd.	20,710	0
*	Poseidon Nickel, Ltd.	643,832	22,953
#*	Praemium, Ltd.	1,152,591	502,849
	Premier Investments, Ltd.	829,371	10,991,808
*	Prime Media Group, Ltd.	62,765	8,854
	Pro Medicus, Ltd.	293,000	5,376,821
	Propel Funeral Partners, Ltd.	4,902	10,668
	PWR Holdings, Ltd.	162,512	532,110
	QMS Media, Ltd.	504,219	425,350
	Qube Holdings, Ltd.	712,870	1,598,327
*	Quickstep Holdings, Ltd.	134,452	13,920
*	Quintis, Ltd.	2,130,129	0
	Ramelius Resources, Ltd.	3,772,255	3,248,921
#	Reckon, Ltd.	446,073	233,686
*	Red 5, Ltd.	682,020	129,896
#*	Red River Resources, Ltd.	614,980	63,522
*	Redbubble, Ltd.	49,962	66,254
#	Regis Healthcare, Ltd.	1,371,158	3,047,668
	Regis Resources, Ltd.	3,442,546	11,666,993
	Reject Shop, Ltd. (The)	107,368	181,412
#	Reliance Worldwide Corp., Ltd.	1,710,013	4,975,912
#*	Resolute Mining, Ltd.	7,171,665	6,007,744
#	Rhipe, Ltd.	234,103	460,040
	Ridley Corp., Ltd.	1,847,357	1,385,769
*	RPMGlobal Holdings, Ltd.	167,362	96,777
#	RXP Services, Ltd.	364,327	127,889
	Salmat, Ltd.	645,788	228,975
	Sandfire Resources NL	1,293,091	5,164,492
*	Saracen Mineral Holdings, Ltd.	5,717,531	14,793,622
#	SeaLink Travel Group, Ltd.	266,244	940,715
	Select Harvests, Ltd.	651,572	3,235,739
*	Senex Energy, Ltd.	12,495,492	3,092,239
#	Servcorp, Ltd.	353,503	1,074,270
	Service Stream, Ltd.	2,572,185	4,571,569
	Seven Group Holdings, Ltd.	16,287	210,514
*	Seven West Media, Ltd.	5,378,078	1,476,908
	SG Fleet Group, Ltd.	393,656	655,671
#*	Sheffield Resources, Ltd.	142,244	36,885
	Sigma Healthcare, Ltd.	4,757,142	1,906,035
#*	Silver Lake Resources, Ltd.	6,105,612	4,887,673
	Sims Metal Management, Ltd.	1,382,214	8,895,865
	SmartGroup Corp., Ltd.	639,298	5,031,379
	Southern Cross Media Group, Ltd.	3,928,938	2,219,136
	Spark Infrastructure Group	9,526,664	13,285,174
#	SpeedCast International, Ltd.	1,977,399	1,356,667
	SRG Global, Ltd.	330,321	90,852
	St Barbara, Ltd.	5,006,626	9,658,812
	Stanmore Coal, Ltd.	45,430	31,933
	Star Entertainment Grp, Ltd. (The)	459,571	1,490,153
	Steadfast Group, Ltd.	5,956,128	14,750,048
#*	Strike Energy, Ltd.	2,846,114	470,872
*	Sundance Energy Australia, Ltd.	2,937,895	262,584
	Sunland Group, Ltd.	1,211,896	1,342,794
#	Super Retail Group, Ltd.	1,087,081	7,141,605
#*	Superloop, Ltd.	640,720	483,134
	Superloop, Ltd.	48,702	27,530
#*	Syrah Resources, Ltd.	2,327,569	641,964
101

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	Tassal Group, Ltd.	1,672,259	$4,774,746
	Technology One, Ltd.	1,891,632	9,609,521
*	Thorn Group, Ltd.	744,756	138,531
*	Tiger Resources, Ltd.	9,447,997	3,543
	Tribune Resources, Ltd.	3,093	18,130
*	Troy Resources, Ltd.	372,547	28,250
	Village Roadshow, Ltd.	968,676	2,137,670
*	Virgin Australia Holdings, Ltd.	11,131,924	1,150,209
	Virtus Health, Ltd.	579,205	1,640,032
	Vita Group, Ltd.	435,517	364,920
*	Vocus Group, Ltd.	4,120,793	9,447,578
#	Wagners Holding Co., Ltd.	89,947	118,613
#	Webjet, Ltd.	925,822	7,216,707
#	Webster, Ltd.	78,767	105,362
#*	West African Resources, Ltd.	110,509	35,077
#	Western Areas, Ltd.	2,166,063	4,774,299
#*	Westgold Resources, Ltd.	2,155,175	3,503,474
#	Whitehaven Coal, Ltd.	2,234,388	5,081,863
	WPP AUNZ, Ltd.	1,744,557	642,385
TOTAL AUSTRALIA			889,641,622

CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	838,500	320,848
	China Flavors & Fragrances Co., Ltd.	1,101,028	242,894
*	China Medical & HealthCare Group, Ltd.	10,166,800	212,575
	KWG Group Holdings, Ltd.	100,000	100,698
TOTAL CHINA			877,015

HONG KONG — (24.2%)
	Aeon Credit Service Asia Co., Ltd.	910,000	736,593
	Aeon Stores Hong Kong Co., Ltd.	248,000	103,888
#	Agritrade Resources, Ltd.	25,785,000	2,205,750
	Allied Group, Ltd.	661,200	3,381,447
	Allied Properties HK, Ltd.	12,947,857	2,541,468
#	APAC Resources, Ltd.	3,766,513	427,569
*	Applied Development Holdings, Ltd.	14,125,000	358,120
*	Arts Optical International Hldgs, Ltd.	730,000	134,781
	Asia Financial Holdings, Ltd.	2,404,908	1,281,089
	Asia Standard Hotel Group, Ltd.	23,931,654	869,464
	Asia Standard International Group, Ltd.	13,222,917	2,156,161
#	Asiasec Properties, Ltd.	1,674,000	340,946
	ASM Pacific Technology, Ltd.	285,400	3,984,992
	Associated International Hotels, Ltd.	952,000	2,430,767
*	Auto Italia Holdings	1,900,000	15,501
*	Automated Systems Holdings, Ltd.	404,400	49,516
	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	140,516
	BOCOM International Holdings Co., Ltd.	438,000	70,880
#	BOE Varitronix, Ltd.	3,728,293	1,042,661
*	Bonjour Holdings, Ltd.	5,383,000	66,138
#	Bright Smart Securities & Commodities Group, Ltd.	6,758,000	1,117,468
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	1,729,337
*	Brockman Mining, Ltd.	19,714,814	308,794
	Build King Holdings, Ltd.	440,000	50,492
*	Burwill Holdings, Ltd.	37,300,960	337,977
	Cafe de Coral Holdings, Ltd.	3,476,000	9,484,602
#	Camsing International Holding, Ltd.	3,238,000	479,339
	Century City International Holdings, Ltd.	7,111,460	516,444

102

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	CGN Mining Co., Ltd.	5,195,000	$195,172
	Chen Hsong Holdings	1,296,000	443,071
	Cheuk Nang Holdings, Ltd.	693,120	337,245
	Chevalier International Holdings, Ltd.	820,989	1,163,033
*	China Baoli Technologies Holdings, Ltd.	1,147,500	14,498
*	China Best Group Holding, Ltd.	4,250,000	107,104
	China Cloud Copper Co., Ltd.	665,200	11,483
*	China Display Optoelectronics Technology Holdings, Ltd.	6,752,000	480,446
*	China Energy Development Holdings, Ltd.	61,178,000	1,479,540
#*	China Ludao Technology Co., Ltd.	580,000	68,826
	China Motor Bus Co., Ltd.	65,400	850,922
	China New Higher Education Group, Ltd.	619,000	251,137
#*	China Shandong Hi-Speed Financial Group, Ltd.	12,624,000	375,214
*	China Solar Energy Holdings, Ltd.	1,669,500	7,191
#	China Star Entertainment, Ltd.	11,710,000	1,251,917
#*	China Strategic Holdings, Ltd.	80,821,250	370,773
*	China Tonghai International Financial, Ltd.	1,300,000	74,491
	Chinese Estates Holdings, Ltd.	3,333,500	2,422,108
*	Chinlink International Holdings, Ltd.	944,800	107,089
	Chinney Investments, Ltd.	1,180,000	354,210
	Chong Hing Bank, Ltd.	219,000	376,784
	Chow Sang Sang Holdings International, Ltd.	2,579,000	3,009,546
	Chuang's China Investments, Ltd.	8,811,407	533,173
	Chuang's Consortium International, Ltd.	7,519,043	1,466,146
	CITIC Telecom International Holdings, Ltd.	14,540,125	5,519,152
#	CK Life Sciences Intl Holdings, Inc.	23,922,000	1,081,479
	CNQC International Holdings, Ltd.	4,920,000	741,023
	CNT Group, Ltd.	8,303,264	412,659
*	Common Splendor International Health Industry Group, Ltd.	6,328,000	451,844
	Convenience Retail Asia, Ltd.	250,000	120,226
#*	Convoy Global Holdings, Ltd.	38,622,000	154,272
#*	Cosmopolitan International Holdings, Ltd.	5,084,000	700,841
#	Cowell e Holdings, Inc.	5,499,000	859,311
	Crocodile Garments	2,196,000	151,519
	Cross-Harbour Holdings, Ltd. (The)	1,589,645	2,369,845
	CSI Properties, Ltd.	47,776,383	1,704,657
*	CST Group, Ltd.	144,064,000	458,761
*	CW Group Holdings, Ltd.	1,361,500	7,523
	Dah Sing Banking Group, Ltd.	4,102,716	5,303,970
	Dah Sing Financial Holdings, Ltd.	1,766,144	6,571,947
	Dickson Concepts International, Ltd.	1,581,000	770,249
*	Digital Domain Holdings, Ltd.	3,450,000	38,637
#*	Dingyi Group Investment, Ltd.	6,285,000	183,533
#	Dynamic Holdings, Ltd.	70,000	99,760
	Eagle Nice International Holdings, Ltd.	2,252,000	889,766
	EcoGreen International Group, Ltd.	1,994,640	361,086
*	eForce Holdings, Ltd.	8,784,000	148,001
	Emperor Capital Group, Ltd.	32,721,000	924,884
	Emperor Entertainment Hotel, Ltd.	5,165,000	1,053,312
#	Emperor International Holdings, Ltd.	10,372,753	2,312,438
	Emperor Watch & Jewellery, Ltd.	35,970,000	778,767
*	Energy International Investments Holdings, Ltd.	1,960,000	45,787
*	ENM Holdings, Ltd.	16,812,000	1,670,146
#*	EPI Holdings, Ltd.	1,005,000	13,179
#*	Esprit Holdings, Ltd.	18,240,650	3,487,248
*	Eternity Investment, Ltd.	820,000	16,370
	Ezcom Holdings, Ltd.	72,576	0
	Fairwood Holdings, Ltd.	953,600	2,511,120
	Far East Consortium International, Ltd.	10,979,130	4,644,234

103

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
*	Far East Holdings International, Ltd.	1,911,000	$47,167
#*	FIH Mobile, Ltd.	35,087,000	4,996,571
	First Pacific Co., Ltd.	16,084,000	6,153,142
*	First Shanghai Investments, Ltd.	7,496,000	357,482
	Fountain SET Holdings, Ltd.	6,836,000	1,098,689
	Four Seas Mercantile Holdings, Ltd.	610,000	238,664
*	Freeman Fintech Corp, Ltd.	17,658,000	339,529
	Genting Hong Kong, Ltd.	483,000	52,893
	Get Nice Financial Group, Ltd.	2,438,600	242,238
	Get Nice Holdings, Ltd.	57,756,000	1,730,111
	Giordano International, Ltd.	13,514,000	4,289,898
#	Global Brands Group Holding, Ltd.	7,256,599	499,514
	Glorious Sun Enterprises, Ltd.	4,616,000	488,520
*	Glory Sun Land Group, Ltd.	3,081,000	334,210
	Gold Peak Industries Holdings, Ltd.	3,029,642	301,531
	Golden Resources Development International, Ltd.	3,926,500	295,050
#*	Gold-Finance Holdings, Ltd.	9,580,000	66,019
*	Good Resources Holdings, Ltd.	9,720,000	154,428
*	Goodbaby International Holdings, Ltd.	7,261,000	1,056,999
*	GR Properties, Ltd.	2,890,000	483,429
	Great Eagle Holdings, Ltd.	909,349	3,072,732
#*	Great Harvest Maeta Group Holdings, Ltd.	1,687,500	320,748
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	23,788
*	Greentech Technology International, Ltd.	6,240,000	43,737
*	G-Resources Group, Ltd.	245,577,600	1,533,334
	Guangnan Holdings, Ltd.	2,363,600	247,427
#	Guotai Junan International Holdings, Ltd.	36,748,797	6,170,376
#	Haitong International Securities Group, Ltd.	23,025,400	6,676,192
	Hang Lung Group, Ltd.	1,292,000	3,235,987
	Hanison Construction Holdings, Ltd.	2,693,649	384,938
*	Hao Tian Development Group, Ltd.	19,412,400	517,442
#	Harbour Centre Development, Ltd.	935,500	1,513,052
	HKBN, Ltd.	5,339,000	9,528,487
*	HKBridge Financial Holdings, Ltd.	103,000	5,188
#	HKR International, Ltd.	7,133,369	2,964,110
	Hon Kwok Land Investment Co., Ltd.	388,800	162,643
*	Hong Kong Education International Investments, Ltd.	92,000	9,366
#	Hong Kong Ferry Holdings Co., Ltd.	939,300	854,386
#*	Hong Kong Finance Investment Holding Group, Ltd.	8,974,000	961,612
	Hong Kong Shanghai Alliance Holdings, Ltd.	398,002	25,251
#*	Hong Kong Television Network, Ltd.	1,650,751	619,990
	Hongkong & Shanghai Hotels, Ltd. (The)	3,679,845	4,143,630
	Hongkong Chinese, Ltd.	5,038,000	577,896
	Honma Golf, Ltd.	1,126,500	1,012,651
	Hop Hing Group Holdings, Ltd.	13,596,000	183,806
#*	Hsin Chong Group Holdings, Ltd.	10,243,403	457,531
	Hung Hing Printing Group, Ltd.	3,040,000	391,246
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	14,724,000	2,663,477
	Hysan Development Co., Ltd.	401,000	1,580,439
#*	I-CABLE Communications, Ltd.	4,080,000	36,385
	IGG, Inc.	12,055,000	7,877,782
*	Imagi International Holdings, Ltd.	2,388,984	390,094
	International Housewares Retail Co., Ltd.	2,091,000	487,743
*	IPE Group, Ltd.	3,345,000	330,340
*	IRC, Ltd.	36,632,266	544,214
	IT, Ltd.	5,248,532	1,404,070
#	ITC Properties Group, Ltd.	6,476,100	1,213,261
#	Jacobson Pharma Corp., Ltd.	3,092,000	464,823
	Johnson Electric Holdings, Ltd.	2,830,992	5,169,653

104

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Kader Holdings Co., Ltd.	788,000	$88,214
	Kam Hing International Holdings, Ltd.	1,830,000	118,730
	Karrie International Holdings, Ltd.	2,352,000	332,428
	Keck Seng Investments	912,600	514,735
	Kerry Logistics Network, Ltd.	3,723,500	5,941,005
	Kingmaker Footwear Holdings, Ltd.	2,436,955	332,134
	Kowloon Development Co., Ltd.	3,062,000	3,857,716
*	Kwan On Holdings, Ltd.	2,340,000	131,411
	Kwoon Chung Bus Holdings, Ltd.	44,000	17,786
#	Lai Sun Development Co., Ltd.	2,049,008	2,452,763
	Lai Sun Garment International, Ltd.	677,602	726,685
	Lam Soon Hong Kong, Ltd.	317,310	566,827
*	Landing International Development, Ltd.	5,622,400	637,176
	Landsea Green Group Co., Ltd.	3,016,000	326,876
	Langham Hospitality Investments and Langham Hospitality Investments,
	Ltd.	1,993,500	564,365
#*	Lerthai Group, Ltd.	40,000	17,596
#*	Leyou Technologies Holdings, Ltd.	1,930,000	638,672
	Li & Fung, Ltd.	23,678,000	2,589,443
	Lifestyle International Holdings, Ltd.	3,764,500	3,962,580
	Lippo China Resources, Ltd.	21,162,000	474,771
	Lippo, Ltd.	1,161,700	386,792
	Liu Chong Hing Investment, Ltd.	1,451,200	1,989,961
	L'Occitane International SA	2,326,250	5,237,064
#	Luk Fook Holdings International, Ltd.	3,963,000	10,526,170
	Luks Group Vietnam Holdings Co., Ltd.	514,913	112,717
	Lung Kee Bermuda Holdings	1,577,875	522,959
*	Macau Legend Development, Ltd.	20,001,000	2,192,678
	Magnificent Hotel Investment, Ltd.	13,170,000	285,616
*	Magnus Concordia Group, Ltd.	8,740,000	131,489
#	Man Wah Holdings, Ltd.	17,293,600	11,778,606
#	Mason Group Holdings, Ltd.	107,693,399	1,084,431
	Master Glory Group, Ltd.	972,981	32,284
	Matrix Holdings, Ltd.	1,067,414	459,888
*	Maxnerva Technology Services, Ltd.	982,000	62,703
	Melbourne Enterprises, Ltd.	39,500	1,033,348
	Melco International Development, Ltd.	1,416,000	3,752,889
*	Midland Holdings, Ltd.	3,801,897	590,393
	Ming Fai International Holdings, Ltd.	2,148,000	227,337
	Miramar Hotel & Investment	1,138,000	2,229,907
	Modern Dental Group, Ltd.	2,733,000	602,383
#	Mongolian Mining Corp.	2,342,650	217,585
	Nameson Holdings, Ltd.	7,900,000	612,955
	Nanyang Holdings, Ltd.	133,500	889,639
	National Electronics Hldgs	2,668,600	400,403
*	National United Resources Holdings, Ltd.	18,280,000	62,053
*	Neo-Neon Holdings, Ltd.	2,625,500	180,744
	New Century Group Hong Kong, Ltd.	13,351,464	212,703
#*	NewOcean Energy Holdings, Ltd.	10,548,000	1,708,273
*	Nimble Holdings Co., Ltd.	912,000	83,585
	NOVA Group Holdings, Ltd.	660,000	159,073
#	OP Financial, Ltd.	8,336,000	1,690,249
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	309,706	12,018
	Oriental Watch Holdings	3,702,800	849,788
#	Oshidori International Holdings, Ltd.	18,446,400	2,230,852
	Pacific Andes International Holdings, Ltd.	19,435,067	67,959
#	Pacific Basin Shipping, Ltd.	34,024,000	7,877,822
	Pacific Textiles Holdings, Ltd.	8,706,000	6,332,679
	Pak Fah Yeow International, Ltd.	5,000	1,721

105

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Paliburg Holdings, Ltd.	3,180,830	$1,053,973
#	Paradise Entertainment, Ltd.	3,688,000	413,552
	PC Partner Group, Ltd.	2,406,000	761,457
#	PCCW, Ltd.	4,531,000	2,691,028
#	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	8,991
	Perfect Shape Medical, Ltd.	3,948,000	1,428,464
#	Pico Far East Holdings, Ltd.	5,924,000	2,020,515
	Playmates Holdings, Ltd.	7,082,000	938,520
*	Playmates Toys, Ltd.	6,288,000	390,758
	Plover Bay Technologies, Ltd.	2,192,000	309,314
#	Pokfulam Development Co., Ltd.	234,000	437,182
	Polytec Asset Holdings, Ltd.	13,613,026	1,683,391
*	PT International Development Co., Ltd.	7,427,150	397,941
	Public Financial Holdings, Ltd.	3,124,000	1,211,088
*	PYI Corp., Ltd.	30,759,973	313,894
	PYXIS Group, Ltd.	1,936,000	0
	Rare Earth Magnesium Technology Group Holdings, Ltd.	11,610,000	473,290
*	Realord Group Holdings, Ltd.	602,000	374,900
	Regal Hotels International Holdings, Ltd.	3,075,800	1,742,223
*	Regent Pacific Group, Ltd.	9,510,000	164,312
#	Regina Miracle International Holdings, Ltd.	2,346,000	1,539,254
#	Sa Sa International Holdings, Ltd.	15,292,747	3,660,810
	Safety Godown Co., Ltd.	400,000	648,026
	Samsonite International SA	3,352,200	6,825,621
	SAS Dragon Holdings, Ltd.	2,182,000	687,056
#	SEA Holdings, Ltd.	1,683,523	1,724,165
#	Shangri-La Asia, Ltd.	1,024,000	1,051,046
	Shenwan Hongyuan HK, Ltd.	4,506,250	664,860
	Shun Ho Property Investments, Ltd.	1,254,757	385,570
	Shun Tak Holdings, Ltd.	13,453,419	5,515,784
*	Silver Base Group Holdings, Ltd.	962,515	21,195
*	Sincere Watch Hong Kong, Ltd.	4,450,000	83,468
	Sing Pao Media Enterprises	250,511	0
	Sing Tao News Corp., Ltd.	1,974,000	307,776
	Singamas Container Holdings, Ltd.	13,214,000	1,483,423
	SIS International Holdings	34,000	14,704
	SITC International Holdings Co., Ltd.	5,541,000	6,101,185
#	Sitoy Group Holdings, Ltd.	2,487,000	401,796
	SmarTone Telecommunications Holdings, Ltd.	4,244,481	3,683,854
*	SOCAM Development, Ltd.	1,448,170	456,869
*	Solomon Systech International, Ltd.	11,998,000	244,782
	Soundwill Holdings, Ltd.	672,000	826,434
*	South China Holdings Co., Ltd.	17,774,503	390,824
	Stella International Holdings, Ltd.	2,499,500	4,187,312
*	Success Universe Group, Ltd.	6,716,000	205,835
#*	Summit Ascent Holdings, Ltd.	8,202,000	1,274,186
	Sun Hing Vision Group Holdings, Ltd.	358,000	105,042
	Sun Hung Kai & Co., Ltd.	5,413,429	2,339,951
	SUNeVision Holdings, Ltd.	2,065,000	1,529,717
*	Synergy Group Holdings International, Ltd.	652,000	32,513
	TAI Cheung Holdings, Ltd.	2,273,000	1,825,583
	Tai Sang Land Development, Ltd.	798,910	466,697
#	Tai United Holdings, Ltd.	670,000	16,749
*	Talent Property Group, Ltd.	12,090,000	50,172
#	Tan Chong International, Ltd.	1,176,000	316,569
#	Tao Heung Holdings, Ltd.	1,784,000	291,032
#	Television Broadcasts, Ltd.	2,967,600	4,894,988
*	Termbray Industries International Holdings, Ltd.	1,422,900	70,854

106

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Tern Properties Co., Ltd.	7,200	$3,790
	Texwinca Holdings, Ltd.	7,392,000	1,677,166
*	Theme International Holdings, Ltd.	5,990,000	90,200
	Tian Teck Land, Ltd.	1,024,000	954,154
	TK Group Holdings, Ltd.	1,426,000	671,219
#*	TOM Group, Ltd.	1,146,000	181,913
#	Town Health International Medical Group, Ltd.	5,606,115	492,219
	Tradelink Electronic Commerce, Ltd.	6,090,000	893,475
	Transport International Holdings, Ltd.	1,510,264	3,987,230
#*	Trinity, Ltd.	8,046,000	245,927
	Tsui Wah Holdings, Ltd.	4,630,000	280,201
	Union Medical Healthcare, Ltd.	1,884,097	1,392,525
#	United Laboratories International Holdings, Ltd. (The)	7,578,000	4,350,737
*	Universal Technologies Holdings, Ltd.	1,730,000	40,083
*	Up Energy Development Group, Ltd.	3,929,000	12,134
*	Value Convergence Holdings, Ltd.	8,372,000	501,528
#	Value Partners Group, Ltd.	5,534,000	2,913,217
	Vanke Property Overseas, Ltd.	49,000	27,165
	Vantage International Holdings, Ltd.	3,160,000	247,805
	Vedan International Holdings, Ltd.	3,576,000	356,412
	Victory City International Holdings, Ltd.	5,630,349	258,110
	Vitasoy International Holdings, Ltd.	205,000	833,593
#	VPower Group International Holdings, Ltd.	1,330,000	408,893
	VSTECS Holdings, Ltd.	7,319,600	3,730,135
	VTech Holdings, Ltd.	1,359,100	11,916,338
	Wai Kee Holdings, Ltd.	7,126,738	4,340,714
	Wang On Group, Ltd.	40,100,000	429,241
#*	We Solutions, Ltd.	8,436,000	510,325
	Win Hanverky Holdings, Ltd.	3,310,000	232,130
	Winfull Group Holdings, Ltd.	6,520,000	63,991
	Wing On Co. International, Ltd.	759,000	2,196,380
	Wing Tai Properties, Ltd.	2,165,331	1,352,165
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	128,956
	Xinyi Glass Holdings, Ltd.	4,854,000	5,457,541
	YGM Trading, Ltd.	447,000	314,815
#	YT Realty Group, Ltd.	3,450,008	981,890
	YTO Express Holdings, Ltd.	144,000	30,273
	Yue Yuen Industrial Holdings, Ltd.	521,500	1,469,685
#*	Yunfeng Financial Group, Ltd.	280,000	124,114
	Zhaobangji Properties Holdings, Ltd.	480,000	102,910
TOTAL HONG KONG			406,160,699

NEW ZEALAND — (6.3%)
	Abano Healthcare Group, Ltd.	68,156	203,666
	Air New Zealand, Ltd.	98,269	177,902
	Arvida Group, Ltd.	665,672	644,109
	Briscoe Group, Ltd.	5,431	12,704
*	CBL Corp., Ltd.	47,180	17,980
	Chorus, Ltd.	3,243,921	11,029,769
	Colonial Motor Co., Ltd. (The)	144,588	833,774
	Comvita, Ltd.	31,904	61,430
	EBOS Group, Ltd.	299,341	4,727,915
	Freightways, Ltd.	1,010,276	4,984,280
	Genesis Energy, Ltd.	2,048,768	4,303,966
#	Gentrack Group, Ltd.	71,302	233,098
	Hallenstein Glasson Holdings, Ltd.	321,607	1,274,638
	Heartland Group Holdings, Ltd.	1,845,548	1,938,173
	Infratil, Ltd.	4,611,834	14,572,102
	Investore Property, Ltd.	345,645	427,615

107

The Asia Pacific Small Company Series
continued

		Shares	Value»
NEW ZEALAND — (Continued)
	Kathmandu Holdings, Ltd.	1,082,838	$2,177,789
	Mainfreight, Ltd.	402,884	10,378,721
	Metlifecare, Ltd.	996,780	3,079,410
*	Metro Performance Glass, Ltd.	76,447	16,195
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	654,483
	NEW Zealand King Salmon Investments, Ltd.	51,906	76,012
	New Zealand Refining Co., Ltd. (The)	937,527	1,231,207
	NZME, Ltd.	16,366	4,083
#	NZME, Ltd.	945,851	241,521
	NZX, Ltd.	1,342,292	1,109,858
	Oceania Healthcare, Ltd.	617,287	407,599
*	Pacific Edge, Ltd.	442,720	55,602
	PGG Wrightson, Ltd.	113,002	178,108
	Port of Tauranga, Ltd.	451,094	1,933,365
*	Pushpay Holdings, Ltd.	811,987	1,635,258
*	Restaurant Brands New Zealand, Ltd.	166,935	1,275,144
	Richina Pacific Ltd.	274,180	0
	Sanford, Ltd.	399,789	1,819,764
	Scales Corp., Ltd.	418,225	1,400,871
	Scott Technology, Ltd.	46,619	70,849
*	Serko, Ltd.	42,804	128,921
#	Skellerup Holdings, Ltd.	820,132	1,208,507
	SKY Network Television, Ltd.	704,517	407,152
	SKYCITY Entertainment Group, Ltd.	4,793,322	12,008,879
#	Steel & Tube Holdings, Ltd.	550,416	317,468
	Summerset Group Holdings, Ltd.	1,346,152	5,673,213
*	Synlait Milk, Ltd.	363,392	2,188,934
	Tourism Holdings, Ltd.	685,560	1,559,301
*	TOWER, Ltd.	2,581,956	1,126,097
#	Trustpower, Ltd.	252,846	1,368,539
	Turners Automotive Group, Ltd.	39,994	64,858
	Vector, Ltd.	554,550	1,264,531
	Vista Group International, Ltd.	318,371	795,597
	Warehouse Group, Ltd. (The)	353,864	603,677
	Z Energy, Ltd.	1,334,648	4,583,136
TOTAL NEW ZEALAND			106,487,770

SINGAPORE — (13.6%)
*	Abterra, Ltd.	230,320	1,236
	Accordia Golf Trust	5,200,000	2,196,552
	AEM Holdings, Ltd.	2,846,000	3,126,617
	Amara Holdings, Ltd.	974,800	322,695
#	Ascendas India Trust	5,382,600	6,444,263
	Avarga, Ltd.	3,076,900	384,046
	Baker Technology, Ltd.	247,280	66,236
#	Banyan Tree Holdings, Ltd.	1,214,100	396,919
#	Best World International, Ltd.	2,911,550	2,163,679
#	Bonvests Holdings, Ltd.	950,000	817,578
#	Boustead Singapore, Ltd.	2,320,982	1,328,962
#	BreadTalk Group, Ltd.	2,193,600	861,763
#	Bukit Sembawang Estates, Ltd.	1,226,003	4,376,345
#	Bund Center Investment, Ltd.	659,825	271,166
#	Centurion Corp., Ltd.	1,405,100	443,741
#	China Aviation Oil Singapore Corp., Ltd.	2,825,899	2,530,686
#	China Sunsine Chemical Holdings, Ltd.	2,052,100	1,716,567
#	Chip Eng Seng Corp., Ltd.	4,170,900	1,886,346
	Chuan Hup Holdings, Ltd.	3,937,600	765,769
#	CITIC Envirotech, Ltd.	4,140,800	1,048,892
	Civmec, Ltd.	162,700	42,968

108

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continued

		Shares	Value»
SINGAPORE — (Continued)
	ComfortDelGro Corp., Ltd.	436,800	$737,616
#*	COSCO Shipping International Singapore Co., Ltd.	8,909,700	1,894,977
#*	Creative Technology, Ltd.	444,950	1,014,937
#	CSE Global, Ltd.	4,237,900	1,635,422
	Del Monte Pacific, Ltd.	2,449,764	235,643
	Delfi, Ltd.	788,500	574,662
	DMX Technologies Group, Ltd.	2,096,000	0
	Duty Free International, Ltd.	720,700	83,331
*	Dyna-Mac Holdings, Ltd.	1,833,000	124,851
	Elec & Eltek International Co., Ltd.	184,100	276,262
#*	Ezion Holdings, Ltd.	37,245,878	440,780
#*	Ezra Holdings, Ltd.	12,568,855	95,445
	Far East Orchard, Ltd.	1,236,903	1,062,830
#	First Resources, Ltd.	5,677,400	6,375,193
	First Sponsor Group, Ltd.	484,728	463,018
#	Food Empire Holdings, Ltd.	1,484,200	588,812
#	Fragrance Group, Ltd.	6,077,000	562,361
	Fraser and Neave, Ltd.	102,300	128,573
	Frasers Property, Ltd.	158,200	213,995
#	Frencken Group, Ltd.	2,536,200	1,282,835
#	Fu Yu Corp., Ltd.	3,717,300	613,947
*	Gallant Venture, Ltd.	5,118,600	436,348
#	Geo Energy Resources, Ltd.	3,932,300	418,877
#	GK Goh Holdings, Ltd.	1,484,065	888,891
#	GL, Ltd.	3,624,400	2,105,709
#	Golden Agri-Resources, Ltd.	32,687,400	4,906,414
#	Golden Energy & Resources, Ltd.	603,700	73,157
	GP Industries, Ltd.	2,540,709	1,086,853
	GuocoLand, Ltd.	1,888,314	2,786,869
#*	Halcyon Agri Corp., Ltd.	1,760,948	588,318
#	Hanwell Holdings, Ltd.	1,888,219	318,172
	Haw Par Corp., Ltd.	351,700	3,463,104
#	Health Management International, Ltd.	1,950,830	1,039,091
#	Hiap Hoe, Ltd.	498,000	279,949
#	Hi-P International, Ltd.	1,561,200	1,644,501
	Ho Bee Land, Ltd.	1,667,800	2,866,700
	Hong Fok Corp., Ltd.	3,595,394	2,151,887
*	Hong Leong Asia, Ltd.	2,010,000	921,948
#	Hong Leong Finance, Ltd.	974,800	1,883,250
	Hotel Grand Central, Ltd.	1,660,083	1,609,328
#	Hour Glass, Ltd. (The)	1,879,432	1,112,770
	Hutchison Port Holdings Trust	24,100,500	3,733,192
	Hwa Hong Corp., Ltd.	2,123,500	492,054
#*	Hyflux, Ltd.	3,707,700	74,154
#	iFAST Corp., Ltd.	976,200	724,312
	Indofood Agri Resources, Ltd.	3,647,200	858,637
#	Japfa, Ltd.	4,289,300	1,544,255
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	18,539,046	7,295,591
	Koh Brothers Group, Ltd.	1,342,100	197,097
#	KSH Holdings, Ltd.	1,278,300	435,754
#	Lian Beng Group, Ltd.	2,906,700	1,079,826
#	Low Keng Huat Singapore, Ltd.	912,900	278,893
	Lum Chang Holdings, Ltd.	1,102,130	287,439
#	Mandarin Oriental International, Ltd.	1,574,400	2,593,548
	Metro Holdings, Ltd.	3,069,792	2,096,850
	Mewah International, Inc.	89,000	15,518
#*	Midas Holdings, Ltd.	9,643,353	255,181

109

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
*	mm2 Asia, Ltd.	3,521,000	$581,653
	Nera Telecommunications, Ltd.	1,143,400	227,069
	NetLink NBN Trust	7,199,400	4,918,501
	New Toyo International Holdings, Ltd.	491,800	52,901
	NSL, Ltd.	409,900	292,270
#	OUE, Ltd.	2,345,500	2,498,314
#	Oxley Holdings, Ltd.	7,303,479	1,822,308
#*	Pacc Offshore Services Holdings, Ltd.	1,132,900	105,758
#	Pan-United Corp., Ltd.	2,435,750	581,535
#	Penguin International, Ltd.	911,632	445,765
	Perennial Real Estate Holdings, Ltd.	167,100	66,904
#	Q&M Dental Group Singapore, Ltd.	2,356,900	901,100
	QAF, Ltd.	1,669,280	912,989
#*	Raffles Education Corp., Ltd.	5,429,723	318,791
#	Raffles Medical Group, Ltd.	7,919,795	5,879,900
#	Riverstone Holdings, Ltd.	1,431,300	1,024,747
#	Roxy-Pacific Holdings, Ltd.	505,740	141,321
	SATS, Ltd.	38,600	143,147
#	SBS Transit, Ltd.	898,200	2,672,907
#	Sembcorp Industries, Ltd.	6,073,600	10,196,907
#*	Sembcorp Marine, Ltd.	1,925,500	1,934,862
	Sheng Siong Group, Ltd.	5,894,100	5,066,309
*	SHS Holdings, Ltd.	2,175,300	273,618
	SIA Engineering Co., Ltd.	1,937,600	3,799,025
#	SIIC Environment Holdings, Ltd.	5,707,420	946,216
#	Sinarmas Land, Ltd.	7,016,600	1,158,867
#	Sing Holdings, Ltd.	1,668,000	471,661
#	Sing Investments & Finance, Ltd.	350,675	365,466
#	Singapore Post, Ltd.	12,563,600	8,858,074
#	Singapore Press Holdings, Ltd.	6,521,000	10,612,235
	Singapore Reinsurance Corp., Ltd.	1,514,530	317,030
	Singapore Shipping Corp., Ltd.	1,640,700	349,294
	Stamford Land Corp., Ltd.	3,297,700	1,187,422
#	StarHub, Ltd.	6,928,600	6,620,639
	Straco Corp., Ltd.	130,000	70,217
#	Sunningdale Tech, Ltd.	1,257,860	1,108,900
*	SunVic Chemical Holdings, Ltd.	526,945	3,215
#*	Swiber Holdings, Ltd.	2,895,250	43,414
#	Thomson Medical Group, Ltd.	4,294,500	182,813
#	Tuan Sing Holdings, Ltd.	5,235,056	1,287,325
#	UMS Holdings, Ltd.	3,740,975	2,204,806
	United Engineers, Ltd.	3,318,328	6,465,963
	United Industrial Corp., Ltd.	87,769	186,988
#	United Overseas Insurance, Ltd.	181,850	945,120
	UOB-Kay Hian Holdings, Ltd.	2,244,810	2,011,894
#	Valuetronics Holdings, Ltd.	3,726,750	1,844,821
	Venture Corp., Ltd.	1,125,100	13,050,734
	Vibrant Group, Ltd.	358,003	33,604
	Vicom, Ltd.	139,900	778,123
	Wee Hur Holdings, Ltd.	2,769,000	426,912
#	Wing Tai Holdings, Ltd.	4,154,567	6,196,002
	Yangzijiang Shipbuilding Holdings Ltd.	18,491,700	12,945,807
	Yeo Hiap Seng, Ltd.	223,731	146,222
#*	Yongnam Holdings, Ltd.	2,817,300	313,052
	Zhongmin Baihui Retail Group, Ltd.	26,900	11,864
TOTAL SINGAPORE			228,146,254
TOTAL COMMON STOCKS			1,631,313,360

110

The Asia Pacific Small Company Series
continued

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Altura Mining, Ltd. Rights 11/15/19	156,232	$0
* Clean Seas Seafood Ltd. Rights 11/11/19	14,621	0
* Karoon Energy, Ltd. Rights 11/19/19	1,079,536	0
* Wagners Holdings Co., Ltd. Rights 11/15/19	14,391	2,976
TOTAL AUSTRALIA		2,976

SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
* First Sponsor Group, Ltd. Warrants 05/30/24	48,473	0
TOTAL SINGAPORE		0
TOTAL RIGHTS/WARRANTS		2,976
TOTAL INVESTMENT SECURITIES
(Cost $1,736,491,472)		1,631,316,336

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ DFA Short Term Investment Fund	4,221,581	48,847,919
TOTAL INVESTMENTS — (100.0%)
(Cost $1,785,334,426)		$1,680,164,255

SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$439,275	$889,202,347	—	$889,641,622
China	—	877,015	—	877,015
Hong Kong	460,908	405,699,791	—	406,160,699
New Zealand	—	106,487,770	—	106,487,770
Singapore	11,864	228,134,390	—	228,146,254
Rights/Warrants
Australia	—	2,976	—	2,976
Securities Lending Collateral	—	48,847,919	—	48,847,919
TOTAL	$912,047	$1,679,252,208	—	$1,680,164,255

See accompanying Notes to Financial Statements.
111

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (4.7%)
	4imprint Group P.L.C.	141,409	$5,441,622
	Ascential P.L.C.	552,285	2,502,419
	Auto Trader Group P.L.C.	841,345	6,130,283
	Bloomsbury Publishing P.L.C.	211,097	682,658
	Centaur Media P.L.C.	537,905	225,667
	Cineworld Group P.L.C.	2,546,139	7,336,874
	Daily Mail & General Trust P.L.C., Class A	1,014,493	11,552,361
	Entertainment One, Ltd.	2,630,507	18,997,490
	Euromoney Institutional Investor P.L.C.	676,549	12,366,205
*	Frontier Developments PLC	7,940	112,366
	Future P.L.C.	58,536	1,148,623
	Gamma Communications P.L.C.	33,412	515,640
	Huntsworth P.L.C.	1,144,773	1,332,279
	Hyve Group P.L.C.	4,389,055	4,431,753
	Inmarsat P.L.C.	2,400,987	17,128,455
	Kin & Carta P.L.C.	850,242	1,047,604
	Reach P.L.C.	1,696,354	2,165,922
	Rightmove P.L.C.	808,813	6,278,156
	STV Group P.L.C.	4,868	24,861
	TalkTalk Telecom Group P.L.C.	3,989,703	5,786,266
TOTAL COMMUNICATION SERVICES			105,207,504

CONSUMER DISCRETIONARY — (21.6%)
	888 Holdings P.L.C.	1,710,669	3,979,919
	AA P.L.C.	3,904,659	2,226,533
#*	ASOS P.L.C.	209,420	9,626,825
	B&M European Value Retail SA	5,453,680	26,163,411
	BCA Marketplace P.L.C.	2,529,197	7,732,609
	Bellway P.L.C.	785,920	32,167,252
*	Boohoo Group P.L.C.	4,528,022	15,478,500
	Bovis Homes Group P.L.C.	1,284,142	19,457,559
	Card Factory P.L.C.	1,393,096	3,056,715
*	Carpetright P.L.C.	406,341	24,622
	Coats Group PLC	800,742	739,092
*	Connect Group P.L.C.	426,960	168,774
	Countryside Properties P.L.C.	2,643,763	12,100,338
	Crest Nicholson Holdings P.L.C.	1,622,001	8,173,228
#	Debenhams P.L.C.	6,862,458	0
	DFS Furniture P.L.C.	1,137,917	3,446,537
	Dignity P.L.C.	197,940	1,416,536
	Dixons Carphone P.L.C.	3,819,612	6,495,496
	Domino's Pizza Group P.L.C.	3,791,459	14,049,819
	Dunelm Group P.L.C.	757,667	7,758,690
*	EI Group P.L.C.	3,907,228	14,269,820
	Findel P.L.C.	246,067	614,767
	Fuller Smith & Turner P.L.C., Class A	141,619	1,911,177
	Games Workshop Group P.L.C.	225,279	13,044,531
*	Gamesys Group P.L.C.	410,917	4,306,065
	GoCo Group P.L.C.	1,997,435	2,505,852
	Greggs P.L.C.	734,900	16,903,572
	GVC Holdings P.L.C.	957,913	11,051,197
	Gym Group P.L.C. (The)	753,396	2,550,606
	Halfords Group P.L.C.	872,874	1,791,546
	Headlam Group P.L.C.	480,270	2,997,489
	Henry Boot P.L.C.	504,773	1,639,421

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		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Hollywood Bowl Group P.L.C.	190,749	$588,107
	Hostelworld Group P.L.C.	238,318	360,580
	Inchcape P.L.C.	2,923,312	24,440,490
	J D Wetherspoon P.L.C.	522,819	9,903,123
	JD Sports Fashion P.L.C.	1,736,308	17,271,954
	Joules Group P.L.C.	3,586	12,880
	Lookers P.L.C.	1,263,921	812,713
	Marks & Spencer Group P.L.C.	428,406	1,009,235
	Marston's P.L.C.	4,827,070	7,713,531
	McCarthy & Stone P.L.C.	2,544,695	4,819,768
	Merlin Entertainments P.L.C.	4,495,638	26,485,860
*	Mitchells & Butlers P.L.C.	1,648,281	9,093,319
	MJ Gleeson P.L.C.	214,478	2,225,173
	Moneysupermarket.com Group P.L.C.	3,912,801	17,410,624
*	Mothercare P.L.C.	495,275	71,885
#	Motorpoint group P.L.C.	48,046	152,753
	N Brown Group P.L.C.	1,162,453	1,879,717
	On the Beach Group P.L.C.	791,071	4,600,694
	Pendragon P.L.C.	5,047,329	942,625
	Pets at Home Group P.L.C.	3,004,957	8,003,463
	Photo-Me International P.L.C.	1,603,784	1,906,015
	Playtech P.L.C.	1,925,961	9,802,864
	PPHE Hotel Group, Ltd.	2,822	67,403
	Rank Group P.L.C.	893,694	2,823,225
	Redrow P.L.C.	1,792,774	13,976,154
	Restaurant Group P.L.C. (The)	2,722,780	4,794,565
	Revolution Bars Group P.L.C.	17,764	15,098
*	Sportech P.L.C.	408,363	171,946
*	Sports Direct International P.L.C.	1,524,618	6,100,635
	SSP Group P.L.C.	3,025,801	24,951,150
	Superdry P.L.C.	204,054	1,083,527
	Ted Baker P.L.C.	144,728	762,322
#	Thomas Cook Group P.L.C.	6,366,734	0
	Topps Tiles P.L.C.	777,729	759,008
	Vertu Motors P.L.C.	477,512	255,360
	Vitec Group P.L.C. (The)	204,113	3,318,979
	WH Smith P.L.C.	741,725	21,018,611
	William Hill P.L.C.	3,784,314	9,688,513
TOTAL CONSUMER DISCRETIONARY			487,142,367

CONSUMER STAPLES — (5.2%)
	A.G. Barr P.L.C.	736,792	5,297,734
	Anglo-Eastern Plantations P.L.C.	109,840	654,938
	Britvic P.L.C.	1,845,637	23,586,871
	Carr's Group P.L.C.	349,511	634,409
	Cranswick P.L.C.	374,923	15,072,368
	Devro P.L.C.	1,068,398	2,219,230
	Fevertree Drinks P.L.C.	631,057	15,205,992
	Greencore Group P.L.C.	3,639,673	10,942,715
	Hilton Food Group P.L.C.	250,502	3,307,563
	McBride P.L.C.	566,412	521,691
	McColl's Retail Group P.L.C.	60,390	35,708
#	Naked Wines P.L.C.	221,368	737,571
	Nichols P.L.C.	2,884	56,066
*	Premier Foods P.L.C.	2,584,290	1,082,290
	PZ Cussons P.L.C.	1,779,842	4,645,406
*	REA Holdings P.L.C.	50,639	111,928
	Stock Spirits Group P.L.C.	1,122,290	2,975,886

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		Shares	Value»
CONSUMER STAPLES — (Continued)
	Tate & Lyle P.L.C.	3,470,820	$30,273,503
TOTAL CONSUMER STAPLES			117,361,869

ENERGY — (3.8%)
#	Afren P.L.C.	5,446,344	0
*	Amerisur Resources P.L.C.	1,006,443	249,511
	Anglo Pacific Group P.L.C.	1,004,327	2,486,950
*	Cairn Energy P.L.C.	3,258,371	7,528,599
	Diversified Gas & Oil P.L.C.	56,189	77,899
*	EnQuest P.L.C.	11,306,645	2,606,589
#	Genel Energy P.L.C.	641,959	1,587,706
	Gulf Keystone Petroleum, Ltd.	1,460,605	3,885,830
*	Gulf Marine Services P.L.C.	125,859	13,479
	Hunting P.L.C.	1,246,189	6,368,385
#*	Hurricane Energy P.L.C.	2,379,211	1,308,801
	John Wood Group P.L.C.	3,647,826	16,016,209
*	Lamprell P.L.C.	1,198,927	686,345
#*	Pantheon Resources P.L.C.	379,233	79,786
	Petrofac, Ltd.	1,771,577	8,841,700
	Pharos Energy P.L.C.	1,412,115	1,068,075
*	Premier Oil P.L.C.	5,901,446	6,341,231
*	Rockhopper Exploration P.L.C.	351,659	79,867
*	Savannah Petroleum P.L.C.	28,000	8,572
*	Serica Energy P.L.C.	3,327	5,779
	Tullow Oil P.L.C.	9,865,717	26,364,357
TOTAL ENERGY			85,605,670

FINANCIALS — (13.6%)
#	Arrow Global Group P.L.C.	1,085,860	3,342,094
	Ashmore Group P.L.C.	2,047,403	12,349,257
	Bank of Georgia Group P.L.C.	227,416	3,838,363
	Beazley P.L.C.	2,966,841	22,548,944
	Brewin Dolphin Holdings P.L.C.	2,061,688	8,887,682
	Burford Capital, Ltd.	563,216	6,412,307
	Charles Stanley Group P.L.C.	122,025	422,536
	Charles Taylor P.L.C.	235,351	974,725
	Chesnara P.L.C.	790,923	2,659,358
	City of London Investment Group P.L.C.	5,500	30,339
	Close Brothers Group P.L.C.	1,042,864	18,699,833
	CMC Markets P.L.C.	707,163	1,190,873
*	Georgia Capital P.L.C.	72,415	913,620
	Hansard Global P.L.C.	16,468	8,445
	Hastings Group Holdings P.L.C.	2,138,646	5,036,899
	Hiscox, Ltd.	588,685	11,368,042
	IG Group Holdings P.L.C.	2,610,897	21,480,945
	Intermediate Capital Group P.L.C.	1,866,605	35,924,136
	International Personal Finance P.L.C.	850,221	1,463,786
*	IP Group P.L.C.	3,314,400	2,406,348
	Jupiter Fund Management P.L.C.	2,909,220	12,916,407
*	Just Group P.L.C.	4,666,764	3,680,604
	Lancashire Holdings, Ltd.	1,487,212	13,733,247
	Liontrust Asset Management P.L.C.	20,793	219,771
	Man Group P.L.C.	11,167,689	20,785,020
#*	Metro Bank P.L.C.	97,643	256,839
	Non-Standard Finance P.L.C.	215,168	99,888
	Numis Corp. P.L.C.	237,318	708,654
	OneSavings Bank P.L.C.	1,447,032	6,750,047
	Paragon Banking Group P.L.C.	2,055,529	13,399,315

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		Shares	Value»
FINANCIALS — (Continued)
	Phoenix Group Holdings P.L.C.	1,305,330	$11,923,058
	Plus500, Ltd.	153,058	1,586,839
	Polar Capital Holdings P.L.C.	28,174	183,767
	Provident Financial P.L.C.	1,032,098	5,893,288
	Quilter P.L.C.	9,786,100	17,363,535
	Rathbone Brothers P.L.C.	321,541	8,652,527
	River & Mercantile Group P.L.C.	10,512	33,526
#	S&U P.L.C.	22,618	620,223
	Saga P.L.C.	4,271,090	2,596,999
	Sanne Group P.L.C.	25,819	176,513
	TP ICAP P.L.C.	3,608,881	16,046,822
	Virgin Money UK P.L.C.	5,626,789	10,012,114
	Waterloo Investment Holdings, Ltd.	4,000	120
TOTAL FINANCIALS			307,597,655

HEALTH CARE — (3.1%)
	Advanced Medical Solutions Group PLC	109,204	345,606
#	Alizyme P.L.C.	660,805	0
	Alliance Pharma P.L.C.	1,346,980	1,287,906
	CareTech Holdings P.L.C.	244,788	1,259,219
#*	Circassia Pharmaceuticals P.L.C.	516,889	113,655
*	Clinigen Healthcare, Ltd.	17,229	185,431
	Consort Medical P.L.C.	293,388	2,772,795
	ConvaTec Group P.L.C.	7,978,950	20,384,000
	CVS Group P.L.C.	305,454	3,824,584
	EMIS Group P.L.C.	253,844	3,537,999
	Genus P.L.C.	108,791	4,087,414
	Hikma Pharmaceuticals P.L.C.	78,748	2,050,817
*	Horizon Discovery Group P.L.C.	16,856	35,848
*	Indivior P.L.C.	3,065,440	1,552,892
	Integrated Diagnostics Holdings P.L.C.	330,094	1,560,801
#	Mediclinic International P.L.C.	2,261,693	10,725,355
*	Oxford Biomedica PLC	62,738	452,612
	Spire Healthcare Group P.L.C.	1,257,374	1,903,132
	UDG Healthcare P.L.C.	1,023,880	10,263,640
	Vectura Group P.L.C.	3,857,232	4,407,548
TOTAL HEALTH CARE			70,751,254

INDUSTRIALS — (28.7%)
	Aggreko P.L.C.	1,647,699	16,892,274
	Air Partner P.L.C.	253,425	303,017
	Avon Rubber P.L.C.	202,741	4,661,684
	Babcock International Group P.L.C.	3,197,831	22,967,450
	Balfour Beatty P.L.C.	4,259,420	12,412,045
	BBA Aviation P.L.C.	7,301,568	28,725,347
	Biffa P.L.C.	959,336	3,164,127
	Bodycote P.L.C.	1,398,538	12,967,139
	Braemar Shipping Services P.L.C.	144,282	373,155
*	Capita P.L.C.	5,102,462	10,321,391
	Chemring Group P.L.C.	1,773,455	4,613,399
	Clarkson P.L.C.	189,183	6,929,771
	Clipper Logistics P.L.C.	194,719	555,093
	Cobham P.L.C.	16,545,169	33,842,830
	Costain Group P.L.C.	430,652	929,448
	Dart Group P.L.C.	382,912	6,271,798
	De La Rue P.L.C.	453,560	924,040
#*	Dialight P.L.C.	108,089	441,703
	Diploma P.L.C.	793,073	16,418,068

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		Shares	Value»
INDUSTRIALS — (Continued)
	easyJet P.L.C.	9,661	$154,982
*	Firstgroup P.L.C.	8,339,333	13,948,910
	G4S P.L.C.	9,906,519	26,568,687
	Galliford Try P.L.C.	549,039	5,211,079
	Go-Ahead Group P.L.C. (The)	340,040	9,000,235
	Goodwin P.L.C.	383	16,248
	Grafton Group P.L.C.	1,638,906	16,595,963
	Hays P.L.C.	10,246,441	20,852,201
	HomeServe P.L.C.	1,762,201	26,469,025
	Howden Joinery Group P.L.C.	4,476,142	33,500,704
	IMI P.L.C.	1,911,037	24,851,430
#	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	313,486	7,882,240
	James Halstead P.L.C.	1,873	12,300
	John Laing Group P.L.C.	2,320,645	10,988,873
	John Menzies P.L.C.	480,761	2,533,322
	Johnson Service Group P.L.C.	80,228	184,977
	Keller Group P.L.C.	492,044	3,305,957
#	Kier Group P.L.C.	929,137	1,366,586
	Luceco P.L.C.	155,902	199,691
	Mears Group P.L.C.	763,170	2,516,445
	Meggitt P.L.C.	2,528,732	20,460,802
	Mitie Group P.L.C.	2,403,558	4,923,083
	Morgan Advanced Materials P.L.C.	1,912,614	5,836,551
	Morgan Sindall Group P.L.C.	227,463	3,774,746
	National Express Group P.L.C.	3,061,395	17,712,519
	Norcros P.L.C.	116,690	356,255
	Northgate P.L.C.	1,892,764	8,448,349
	Pagegroup P.L.C.	2,346,683	13,520,983
	PayPoint P.L.C.	425,574	5,044,902
	Polypipe Group P.L.C.	1,512,324	8,869,312
	Porvair P.L.C.	15,572	120,688
	QinetiQ Group P.L.C.	3,964,771	16,162,957
	Redde P.L.C.	289,119	419,701
	Renew Holdings P.L.C.	5,295	26,288
	Renewi P.L.C.	4,633,868	1,775,312
#*	Renold P.L.C.	193,435	57,660
	Ricardo P.L.C.	308,171	2,546,739
	Robert Walters P.L.C.	399,595	2,743,878
	Rotork P.L.C.	5,871,491	22,929,186
	Royal Mail P.L.C.	4,209,687	11,519,595
	RPS Group P.L.C.	916,505	1,672,705
	Senior P.L.C.	3,244,009	7,762,990
*	Serco Group P.L.C.	758,599	1,533,476
	Severfield P.L.C.	1,090,941	1,090,780
	SIG P.L.C.	4,563,465	6,653,116
	Speedy Hire P.L.C.	3,047,280	2,127,201
*	Staffline Group P.L.C.	3,354	4,324
	Stagecoach Group P.L.C.	3,009,333	5,345,995
	SThree P.L.C.	720,673	2,660,664
#	Stobart Group, Ltd.	1,767,874	2,730,622
	T Clarke P.L.C.	147,457	191,363
	Travis Perkins P.L.C.	1,726,015	32,059,239
	Trifast P.L.C.	524,611	1,096,019
	Tyman P.L.C.	873,306	2,400,693
	Ultra Electronics Holdings P.L.C.	646,972	16,341,114
	Vesuvius P.L.C.	1,658,142	8,579,889
*	Volex P.L.C.	307,047	385,744
	Volution Group P.L.C.	347,623	898,810

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		Shares	Value»
INDUSTRIALS — (Continued)
	Vp P.L.C.	159,998	$1,777,629
	Weir Group P.L.C (The)	373,145	6,517,733
	Wilmington P.L.C.	334,384	957,336
	Wincanton P.L.C.	617,226	1,999,745
*	Wizz Air Holdings P.L.C.	38,273	1,895,299
	XP Power, Ltd.	100,079	3,416,605
TOTAL INDUSTRIALS			647,222,231

INFORMATION TECHNOLOGY — (6.5%)
	AVEVA Group P.L.C.	114,311	6,193,908
	Computacenter P.L.C.	537,590	9,513,363
	DiscoverIE Group P.L.C.	463,871	2,715,529
	Electrocomponents P.L.C.	3,231,445	28,511,406
	Equiniti Group P.L.C.	2,352,303	6,571,583
	FDM Group Holdings P.L.C.	334,364	3,124,905
	FIRST DERIVATIVES PLC	3,972	117,416
#	iomart Group P.L.C.	145,653	694,980
#*	IQE P.L.C.	333,707	322,621
	Kainos Group P.L.C.	322,838	2,129,750
	Micro Focus International P.L.C.	277,989	3,815,456
	NCC Group P.L.C.	1,614,476	3,922,331
	Oxford Instruments P.L.C.	356,949	6,000,380
	Renishaw P.L.C.	239,862	11,791,054
	RM P.L.C.	336,909	1,266,467
	SDL P.L.C.	477,370	3,267,021
#	Smart Metering Systems P.L.C.	424,453	2,606,681
	Softcat P.L.C.	787,090	9,592,589
	Sophos Group P.L.C.	594,314	4,371,545
	Spectris P.L.C.	827,935	25,667,336
	Spirent Communications P.L.C.	4,124,361	10,615,467
#	Strix Group P.L.C.	181,909	410,118
#*	Telit Communications P.L.C.	82,391	174,655
	TT Electronics P.L.C.	993,507	2,985,797
*	Xaar P.L.C.	165,171	101,541
TOTAL INFORMATION TECHNOLOGY			146,483,899

MATERIALS — (5.5%)
	Barrick Gold Corp.	130,600	2,200,325
*	Carclo P.L.C.	113,594	15,744
	Castings P.L.C.	163,566	798,969
	Centamin P.L.C.	9,300,643	14,068,645
	Central Asia Metals P.L.C.	420,679	1,143,831
	Elementis P.L.C.	3,143,309	6,048,958
	Essentra P.L.C.	1,464,917	7,227,160
	Ferrexpo P.L.C.	2,362,974	3,872,064
	Forterra P.L.C.	1,263,307	4,371,251
*	Gem Diamonds, Ltd.	679,902	550,495
	Highland Gold Mining, Ltd.	1,736,567	4,591,801
	Hill & Smith Holdings P.L.C.	538,705	9,136,816
	Hochschild Mining P.L.C.	1,579,067	4,105,590
	Ibstock P.L.C.	2,816,402	8,800,778
	KAZ Minerals P.L.C.	1,775,954	10,853,407
#	Low & Bonar P.L.C.	2,377,348	438,773
	Marshalls P.L.C.	1,492,403	13,723,316
# *	Petra Diamonds, Ltd.	5,639,982	621,690
*	Petropavlovsk P.L.C.	838,033	109,262
	Rhi Magnesita NV	84,590	3,812,363
#	Scapa Group P.L.C.	215,838	623,982

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	Shares	Value»
MATERIALS — (Continued)
#* Sirius Minerals P.L.C.	1,683,489	$62,713
Synthomer P.L.C.	2,412,584	8,710,275
Victrex P.L.C.	629,414	17,880,697
Zotefoams P.L.C.	93,671	365,315
TOTAL MATERIALS		124,134,220

REAL ESTATE — (4.4%)
Capital & Counties Properties P.L.C.	4,962,871	16,403,005
CLS Holdings P.L.C.	636,982	2,089,174
* Countrywide P.L.C.	1,699,141	96,918
Daejan Holdings P.L.C.	49,680	3,128,122
* Foxtons Group P.L.C.	1,145,927	971,275
Grainger P.L.C.	4,384,967	14,581,496
Harworth Group P.L.C.	30,680	49,248
Helical P.L.C.	705,604	3,577,883
IWG P.L.C.	4,354,218	21,689,498
LSL Property Services P.L.C.	404,839	1,258,428
* Purplebricks Group P.L.C.	65,365	95,624
* Raven Property Group, Ltd.	952,767	501,955
Savills P.L.C.	1,042,497	12,384,802
St. Modwen Properties P.L.C.	2,832,022	16,530,842
U & I Group P.L.C.	480,429	862,396
Urban & Civic P.L.C.	543,320	2,322,401
# Watkin Jones P.L.C.	435,040	1,324,065
TOTAL REAL ESTATE		97,867,132
UNKNOWN G1 — (0.0%)
Industrial and Commercial Holding Group, Ltd.	5,000	0

UTILITIES — (2.1%)
Drax Group P.L.C.	1,698,929	6,531,360
Pennon Group P.L.C.	2,929,675	34,062,254
Telecom Plus P.L.C.	412,883	6,441,298
TOTAL UTILITIES		47,034,912
TOTAL COMMON STOCKS		2,236,408,713

PREFERRED STOCKS — (0.0%)
CONSUMER STAPLES — (0.0%)
Mcbride P.L.C.	10,195,416	13,207

TOTAL INVESTMENT SECURITIES
(Cost $2,084,250,199)		2,236,421,920

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ DFA Short Term Investment Fund	1,625,922	18,813,540
TOTAL INVESTMENTS — (100.0%)
(Cost $2,103,060,882)		$2,255,235,460

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

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Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,207,504	—	$105,207,504
Consumer Discretionary	—	487,142,367	—	487,142,367
Consumer Staples	—	117,361,869	—	117,361,869
Energy	—	85,605,670	—	85,605,670
Financials	—	307,597,655	—	307,597,655
Health Care	—	70,751,254	—	70,751,254
Industrials	—	647,222,231	—	647,222,231
Information Technology	—	146,483,899	—	146,483,899
Materials	—	124,134,220	—	124,134,220
Real Estate	—	97,867,132	—	97,867,132
Utilities	—	47,034,912	—	47,034,912
Preferred Stocks
Consumer Staples	—	13,207	—	13,207
Securities Lending Collateral	—	18,813,540	—	18,813,540
TOTAL	—	$2,255,235,460	—	$2,255,235,460

See accompanying Notes to Financial Statements.
119

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (91.0%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,446	$1,610,308
#	ANDRITZ AG	510,397	22,950,629
#	Atrium European Real Estate, Ltd.	968,162	3,865,125
#	Austria Technologie & Systemtechnik AG	182,880	3,403,168
	CA Immobilien Anlagen AG	496,800	19,143,151
	DO & CO AG	52,537	4,887,866
	EVN AG	230,431	4,217,719
#	FACC AG	174,996	2,285,207
	Flughafen Wien AG	31,155	1,277,711
	IMMOFINANZ AG	669,588	19,251,080
	Josef Manner & Co. AG	870	92,399
	Kapsch TrafficCom AG	36,036	1,136,097
#	Lenzing AG	92,686	9,762,867
	Mayr Melnhof Karton AG	56,819	6,980,925
#	Oberbank AG	37,094	3,963,679
#	Oesterreichische Post AG	242,864	8,950,677
	Palfinger AG	98,045	2,800,751
#	POLYTEC Holding AG	105,679	962,062
#	Porr AG	75,463	1,787,148
#	Rosenbauer International AG	20,385	864,701
	S IMMO AG	363,879	9,215,815
	Schoeller-Bleckmann Oilfield Equipment AG	76,257	4,358,632
*	Semperit AG Holding	69,672	948,296
	Strabag SE	111,162	3,691,521
	Telekom Austria AG	1,098,493	8,511,571
	UBM Development AG	19,698	980,643
	UNIQA Insurance Group AG	958,393	9,216,628
	Vienna Insurance Group AG Wiener Versicherung Gruppe	268,962	7,295,975
#	Voestalpine AG	326,923	8,203,368
	Wienerberger AG	617,965	16,737,941
*	Zumtobel Group AG	182,287	1,448,781
TOTAL AUSTRIA			190,802,441

BELGIUM — (4.4%)
	Ackermans & van Haaren NV	174,099	26,688,658
*	AGFA-Gevaert NV	1,452,124	6,626,158
*	Argenx SE	160,335	19,523,844
*	Argenx SE	12,041	1,461,110
	Atenor	18,030	1,505,159
	Banque Nationale de Belgique	87	217,389
	Barco NV	74,142	16,146,974
	Bekaert SA	253,902	7,085,825
#*	Biocartis NV	231,370	1,660,927
#	bpost SA	600,057	6,857,604
#*	Celyad SA	42,190	376,938
	Cie d'Entreprises CFE	48,396	4,665,181
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	472,770
	Deceuninck NV	435,935	908,088
	D'ieteren SA	202,237	12,772,980
	Econocom Group SA	727,792	1,897,798
#	Elia System Operator SA	221,440	19,099,771
#	Euronav NV	1,282,924	14,468,197
	EVS Broadcast Equipment SA	67,811	1,665,792
#*	Exmar NV	148,882	930,263
	Fagron	282,720	5,368,276
*	Galapagos NV	41,834	7,689,147
*	Galapagos NV	220,186	40,539,939

120

The Continental Small Company Series
continued

		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	94,395	$5,668,549
	Immobel SA	19,445	1,474,538
#*	Ion Beam Applications	126,538	2,021,604
	Jensen-Group NV	20,645	787,190
	Kinepolis Group NV	98,670	6,563,711
#	Lotus Bakeries NV	1,729	4,877,602
#*	MDxHealth	239,516	268,629
#	Melexis NV	111,148	7,799,237
#*	Nyrstar NV	84,985	18,392
#	Ontex Group NV	504,176	9,146,052
	Orange Belgium SA	176,101	3,877,526
#*	Oxurion NV	128,049	371,489
#	Picanol	28,690	2,229,604
	Recticel SA	270,323	2,365,499
#	Resilux	5,788	867,903
	Roularta Media Group NV	19,318	270,271
#	Sioen Industries NV	53,303	1,320,223
#	Sipef NV	36,491	1,851,371
*	Telenet Group Holding NV	145,031	7,125,516
	TER Beke SA	3,565	424,142
*	Tessenderlo Group SA	214,654	7,101,601
	Van de Velde NV	38,465	1,038,524
*	Viohalco SA	583,796	2,372,735
TOTAL BELGIUM			268,470,696

DENMARK — (4.4%)
*	Agat Ejendomme A.S.	307,965	164,463
*	ALK-Abello A.S.	43,768	9,401,319
	Alm Brand A.S.	563,835	4,592,796
#	Ambu A.S., Class B	730,304	11,480,122
#*	Bang & Olufsen A.S.	256,627	1,492,719
	BankNordik P/F	10,800	175,809
#*	Bavarian Nordic A.S.	185,816	4,375,411
	Brodrene Hartmann A.S.	16,148	643,614
	Columbus A.S.	430,058	572,933
	D/S Norden A.S.	217,180	3,176,843
	DFDS A.S.	306,367	12,067,855
	Djurslands Bank A.S.	8,970	326,728
*	Drilling Co. of 1972 A.S.	31,531	1,779,874
	FLSmidth & Co. A.S.	296,273	10,619,430
	Fluegger Group A.S.	4,198	184,248
	GronlandsBANKEN A.S.	1,125	90,742
*	H+H International A.S., Class B	112,329	1,746,755
*	Harboes Bryggeri A.S., Class B	17,239	169,870
	ISS A.S.	557,079	14,585,007
#	Jeudan A.S.	7,748	1,295,744
*	Jyske Bank A.S.	500,030	16,633,568
	Lan & Spar Bank	4,981	332,391
	Matas A.S.	188,168	1,442,333
*	Nilfisk Holding A.S.	198,988	3,363,674
*	NKT A.S.	206,194	3,617,485
#	NNIT A.S.	71,616	1,024,570
	Pandora A.S.	384,667	18,927,936
	Parken Sport & Entertainment A.S.	37,197	561,446
	Per Aarsleff Holding A.S.	140,513	4,385,289
	Ringkjoebing Landbobank A.S.	197,894	13,664,755
#	Roblon A.S., Class B	973	23,399
	Rockwool International A.S., Class A	993	186,898
	Rockwool International A.S., Class B	42,036	8,261,678

121

The Continental Small Company Series
continued

		Shares	Value»
DENMARK — (Continued)
	Royal Unibrew A.S.	364,385	$29,893,850
	RTX A.S.	57,507	1,335,283
	Scandinavian Tobacco Group A.S., Class A	311,373	3,679,440
	Schouw & Co., A.S.	90,380	6,485,465
	SimCorp A.S.	294,845	26,382,068
	Solar A.S., Class B	37,386	1,569,527
	Spar Nord Bank A.S.	596,914	5,831,011
	Sydbank A.S.	505,787	9,921,698
	Tivoli A.S.	9,878	1,011,299
	Topdanmark A.S.	475,380	21,291,486
*	TORM P.L.C.	152,978	1,460,054
	United International Enterprises	10,336	1,958,604
#*	Veloxis Pharmaceuticals A.S.	120,013	73,257
#*	Vestjysk Bank A.S.	1,891,040	1,046,819
#*	Zealand Pharma A.S.	185,786	5,544,231
TOTAL DENMARK			268,851,796

FINLAND — (5.7%)
#*	Afarak Group Oyj	170,187	108,303
#	Ahlstrom-Munksjo Oyj	178,910	2,683,037
	Aktia Bank Oyj	303,076	2,951,943
	Alandsbanken Abp, Class B	21,354	387,049
	Alma Media Oyj	129,772	1,025,904
	Apetit Oyj	19,668	170,606
	Asiakastieto Group Oyj	1,406	45,630
	Aspo Oyj	99,050	906,038
	Atria Oyj	85,658	812,014
#*	BasWare Oyj	56,551	1,269,819
#	Bittium Oyj	204,447	1,382,508
	Cargotec Oyj, Class B	290,554	10,193,412
#	Caverion Oyj	696,383	5,206,303
#	Citycon Oyj	528,288	5,536,188
	Cramo Oyj	277,432	2,943,442
	Digia Oyj	69,731	297,996
	Finnair Oyj	506,870	3,310,173
#	Fiskars Oyj Abp	217,953	2,922,079
*	F-Secure Oyj	673,598	2,153,102
	Glaston Oyj ABP	9,217	11,318
#*	HKScan Oyj, Class A	257,744	512,043
	Huhtamaki Oyj	768,251	35,574,237
	Ilkka-Yhtyma Oyj	61,503	259,580
	Kemira Oyj	763,866	12,408,772
	Kesko Oyj, Class A	51,573	3,177,621
	Kesko Oyj, Class B	421,805	28,104,043
	Konecranes Oyj	482,920	14,913,719
	Lassila & Tikanoja Oyj	212,849	3,434,642
#	Lehto Group Oyj	129,587	293,884
#	Metsa Board Oyj	1,431,405	9,485,516
#	Metso Oyj	667,333	25,263,083
	Nokian Renkaat Oyj	883,124	25,238,923
	Olvi Oyj, Class A	95,680	4,064,382
	Oriola Oyj, Class A	6,054	13,847
	Oriola Oyj, Class B	914,957	2,104,673
	Orion Oyj, Class A	143,951	6,332,272
#	Orion Oyj, Class B	748,676	33,214,713
#	Outokumpu Oyj	2,921,503	8,301,162
*	Outotec Oyj	1,362,821	8,783,637
	Pihlajalinna Oyj	77,064	916,459
#	Ponsse Oyj	75,627	2,359,102
122

The Continental Small Company Series
continued

		Shares	Value»
FINLAND — (Continued)
#*	QT Group Oyj	55,899	$954,056
	Raisio Oyj, Class V	829,230	2,893,177
	Rapala VMC Oyj	113,078	349,449
#	Raute Oyj, Class A	2,644	69,369
	Revenio Group Oyj	132,191	3,901,818
	Sanoma Oyj	749,458	7,841,440
*	SRV Group Oyj	66,041	96,482
*	Stockmann Oyj Abp, Class A	49,045	135,737
#*	Stockmann Oyj Abp, Class B	189,838	457,031
	Teleste Oyj	52,966	344,002
	Tieto Oyj	389,139	11,075,978
#	Tikkurila Oyj	250,691	4,001,383
	Tokmanni Group Corp.	344,720	4,413,746
	Uponor Oyj	368,773	4,823,950
	Vaisala Oyj, Class A	118,863	3,562,501
	Valmet Oyj	956,184	21,399,886
	Viking Line Abp	7,869	159,699
#	YIT Oyj	1,430,763	8,593,464
TOTAL FINLAND			344,146,342

FRANCE — (10.6%)
	ABC arbitrage	95,172	711,081
	Actia Group	51,304	228,984
#*	Adocia	3,561	35,939
*	Air France-KLM	1,450,296	17,288,207
#	Akka Technologies	80,089	5,169,317
	AKWEL	58,127	1,154,299
	Albioma SA	188,895	4,902,895
	Altamir	136,094	2,527,806
	Alten SA	177,766	19,554,610
	Altran Technologies SA	1,693,540	26,925,558
#*	Amplitude Surgical SAS	19,526	34,030
	Assystem SA	62,252	2,312,032
	Aubay	41,397	1,441,887
	Axway Software SA	38,973	465,404
#	Bastide le Confort Medical	19,001	814,307
#	Beneteau SA	241,400	2,254,547
	Bigben Interactive	93,677	1,426,547
#	Boiron SA	40,254	1,429,673
	Bonduelle SCA	93,600	2,432,685
*	Bourbon Corp.	28,851	118,252
	Burelle SA	1,054	955,151
#	Casino Guichard Perrachon SA	271,603	14,662,377
#	Catering International Services	14,124	196,169
*	Cegedim SA	31,774	983,288
*	CGG SA	4,389,424	10,232,490
#	Chargeurs SA	135,124	2,295,457
	Cie des Alpes	67,699	2,027,084
	Cie Plastic Omnium SA	379,804	10,374,909
*	Coface SA	676,344	7,394,275
	Derichebourg SA	644,921	2,325,003
#	Devoteam SA	37,273	3,166,402
#	Electricite de Strasbourg SA	21,353	2,584,780
#	Elior Group SA	858,106	11,113,019
	Elis SA	1,112,804	21,275,159
	Eramet	65,268	3,270,334
#*	Erytech Pharma SA	3,609	15,939
*	Esso SA Francaise	17,215	420,784
#	Etablissements Maurel et Prom SA	250,401	736,314

123

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
	Euronext NV	373,020	$30,092,307
#	Europcar Mobility Group	662,189	2,431,900
	Eutelsat Communications SA	1,279,751	24,276,769
	Exel Industries, Class A	10,459	456,237
	Faurecia SE	113,499	5,296,787
	Fleury Michon SA	6,124	205,003
*	Fnac Darty S.A.	127,014	7,352,193
	Gaumont SA	11,360	1,597,607
	Gaztransport Et Technigaz SA	126,899	11,578,065
#	GEA	2,433	303,910
	Gevelot SA	3,466	750,347
	GL Events	64,765	1,699,016
	Groupe Crit	23,123	1,721,862
	Groupe Gorge	23,816	399,227
#	Groupe Open	30,206	375,194
	Groupe SFPI	29,940	56,436
	Guerbet	38,731	2,170,370
#	Haulotte Group SA	75,426	412,401
#	HERIGE SADCS	4,147	134,482
	HEXAOM	15,908	598,218
*	ID Logistics Group	14,585	2,788,390
#	Iliad SA	48,891	5,066,838
#	Imerys SA	208,694	8,061,570
	Ingenico Group SA	424,498	45,392,020
#*	Innate Pharma SA	15,558	94,006
	IPSOS	245,937	7,411,293
	Jacquet Metal Service SA	84,944	1,445,642
#	JCDecaux SA	25,268	690,713
	Kaufman & Broad SA	124,014	4,731,053
	Korian SA	380,676	16,143,306
	Lagardere SCA	778,374	17,393,202
*	Lanson-BCC	8,795	241,123
*	Latecoere SACA	458,502	1,965,551
	Laurent-Perrier	13,775	1,366,401
	Le Belier	10,566	303,876
	Lectra	165,142	3,866,571
	Linedata Services	14,505	417,450
	LISI	114,054	4,009,002
	LNA Sante SA	37,021	1,954,312
	Maisons du Monde SA	283,561	3,924,048
	Manitou BF SA	66,476	1,358,383
	Manutan International	15,102	1,046,786
	Mersen SA	125,596	4,088,987
#*	METabolic EXplorer SA	156,395	225,755
	Metropole Television SA	285,999	5,031,421
*	Mr Bricolage SA	29,965	84,211
	Nexans SA	221,611	9,017,821
	Nexity SA	298,976	15,474,466
#*	Nicox	145,865	728,886
	NRJ Group	81,965	561,309
	Oeneo SA	137,066	1,556,943
*	OL Groupe SA	10,735	37,248
*	Onxeo SA	246,319	145,721
#*	Onxeo SA	48,958	28,888
#*	Pierre & Vacances SA	29,600	489,890
#	Plastivaloire	52,074	352,297
	PSB Industries SA	8,805	199,428
	Quadient	287,438	6,155,847
#	Rallye SA	156,235	1,455,301

124

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
#*	Recylex SA	102,008	$408,117
	Rexel SA	2,320,855	28,772,809
#	Robertet SA	2,749	2,483,757
	Rothschild & Co.	99,703	2,804,066
	Rubis SCA	608,177	35,266,736
#	Samse SA	8,068	1,566,467
	Savencia SA	33,888	2,250,242
	Seche Environnement SA	16,034	608,095
	Societe BIC SA	180,119	12,509,884
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	59,027	3,571,434
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	102,676
	Societe pour l'Informatique Industrielle	41,811	1,110,068
*	SOITEC	128,068	14,126,076
#*	Solocal Group	4,233,535	3,313,486
#	Somfy SA	102,507	9,490,559
	Sopra Steria Group	104,887	14,397,958
	SPIE SA	852,935	18,001,576
#*	SRP Groupe SA	55,158	67,223
	Stef SA	27,648	2,686,113
	Sword Group	37,883	1,293,317
#	Synergie SA	69,728	1,979,953
#	Tarkett SA	221,856	3,612,781
#*	Technicolor SA	2,040,996	1,707,681
#	Television Francaise 1	615,411	5,164,390
#	TFF Group	12,398	492,094
#	Thermador Groupe	37,127	2,296,613
	Total Gabon	3,171	460,042
	Trigano SA	55,119	4,971,071
#	Union Financiere de France BQE SA	18,317	421,415
#*	Vallourec SA	2,261,226	5,492,516
*	Valneva SE	61,086	171,022
	Vetoquinol SA	19,343	1,260,531
	Vicat SA	121,901	5,169,149
	VIEL & Cie SA	162,802	869,718
	Vilmorin & Cie SA	35,320	1,931,603
*	Virbac SA	21,012	5,124,082
	Vranken-Pommery Monopole SA	22,338	540,802
	XPO Logistics Europe SADIR	33	10,965
TOTAL FRANCE			648,978,367

GERMANY — (15.4%)
#	1&1 Drillisch AG	88,600	2,372,957
	7C Solarparken AG	12,773	49,305
	Aareal Bank AG	455,580	15,294,593
*	Adler Modemaerkte AG	47,849	181,770
#*	ADLER Real Estate AG	245,889	2,834,438
	ADO Properties SA	220,260	8,983,862
#*	ADVA Optical Networking SE	364,431	2,571,526
#*	AIXTRON SE	549,541	5,024,054
	All for One Group AG	4,222	212,897
#	Allgeier SE	46,014	1,214,247
#	Amadeus Fire AG	41,125	5,180,553
	Atoss Software AG	2,385	358,663
#	Aurubis AG	300,477	14,773,413
*	Axel Springer SE	11,260	788,096
#	Basler AG	31,956	1,644,692
	Bauer AG	82,351	1,311,160
	BayWa AG	106,449	3,114,073
	BayWa AG	124	4,149

125

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
#	Bechtle AG	225,300	$24,398,771
	Bertrandt AG	42,139	2,104,702
	bet-at-home.com AG	21,796	1,160,466
#	Bijou Brigitte AG	22,217	1,130,360
#	Bilfinger SE	240,674	8,033,813
	Borussia Dortmund GmbH & Co. KGaA	602,892	5,701,968
	CANCOM SE	243,244	13,009,141
*	CECONOMY AG	1,156,067	5,817,573
	CENIT AG	53,174	721,280
	CENTROTEC Sustainable AG	14,855	261,012
	Cewe Stiftung & Co. KGAA	43,060	4,141,440
	comdirect bank AG	217,781	3,283,529
	CompuGroup Medical SE	182,337	11,681,898
#	Corestate Capital Holding SA	77,099	2,875,137
	CropEnergies AG	155,852	1,215,592
	CTS Eventim AG & Co. KGaA	442,453	26,797,580
#	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	623,111
*	DEAG Deutsche Entertainment AG	28,157	132,767
	Deutsche Beteiligungs AG	96,185	3,905,466
#	Deutsche EuroShop AG	394,656	11,811,918
	Deutsche Pfandbriefbank AG	1,033,260	14,120,856
	Deutz AG	1,027,597	5,717,207
*	Dialog Semiconductor P.L.C.	621,432	27,952,191
	DIC Asset AG	435,337	6,072,411
	DMG Mori AG	15,692	743,433
#	Dr Hoenle AG	35,751	1,856,285
	Draegerwerk AG & Co. KGaA	18,322	767,484
#	Duerr AG	410,542	12,112,451
	Eckert & Ziegler Strahlen- und Medizintechnik AG	32,518	5,699,560
#	EDAG Engineering Group AG	52,516	650,807
#	Elmos Semiconductor AG	92,807	2,601,178
#*	ElringKlinger AG	204,148	1,509,168
	Energiekontor AG	2,066	45,122
#*	Evotec SE	543,848	12,457,202
#	Ferratum Oyj	64,645	590,558
	Fielmann AG	153,639	11,848,901
	First Sensor AG	44,242	1,718,991
	FORTEC Elektronik AG	372	8,291
#	Francotyp-Postalia Holding AG, Class A	55,619	221,762
	Freenet AG	981,903	21,805,853
	FRIWO AG	513	11,473
#	Fuchs Petrolub SE	91,370	3,680,216
#	GEA Group AG	890,332	27,192,379
	Gerresheimer AG	262,222	21,146,921
	Gesco AG	56,186	1,185,895
#	GFT Technologies SE	123,639	1,087,605
	Grand City Properties SA	806,380	18,878,443
#	GRENKE AG	24,428	2,310,102
*	H&R GmbH & Co. KGaA	70,149	428,285
	Hamburger Hafen und Logistik AG	182,979	4,740,431
#	Hapag-Lloyd AG	60,729	4,411,661
	Hawesko Holding AG	52	1,938
#*	Heidelberger Druckmaschinen AG	1,982,859	2,573,212
	Hella GmbH & Co KGaA	244,384	11,887,773
	Highlight Communications AG	98,406	453,332
	HolidayCheck Group AG	222,207	606,656
	Hornbach Baumarkt AG	42,848	909,840
	Hornbach Holding AG & Co. KGaA	31,349	1,894,362
	Hugo Boss AG	488,688	20,604,306

126

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
*	Hypoport AG	310	$96,075
	Indus Holding AG	133,474	5,086,815
#	Isra Vision AG	115,594	5,467,458
	IVU Traffic Technologies AG	50,314	615,381
	Jenoptik AG	391,123	11,630,075
#	K+S AG	1,567,865	22,263,660
	Kampa AG	7,101	0
	KION Group AG	43,790	2,913,687
#	Kloeckner & Co. SE	575,851	3,319,481
#	Koenig & Bauer AG	95,477	3,155,197
#	Krones AG	114,135	7,456,690
	KSB SE & Co. KGaA	3,466	1,104,015
	KWS Saat SE & Co., KGaA	80,955	5,442,014
	Lanxess AG	628,306	40,826,813
#	Leifheit AG	60,321	1,436,330
#*	Leoni AG	245,460	2,907,640
*	LPKF Laser & Electronics AG	79,814	1,237,770
#*	Manz AG	30,876	660,494
#	MasterFlex SE	21,291	126,929
#	Mediclin AG	88,966	549,549
#*	Medigene AG	104,479	666,053
	METRO AG	359,027	5,862,692
	MLP SE	415,171	2,120,554
	Nemetschek SE	364,417	18,593,427
	New Work SE	20,306	6,396,806
#	Nexus AG	87,089	3,083,176
#*	Nordex SE	508,398	6,637,531
	Norma Group SE	237,761	8,728,230
#	OHB SE	38,414	1,522,862
#	OSRAM Licht AG	602,174	26,956,108
#	Paragon GmbH & Co. KGaA	14,660	190,253
	Patrizia AG	358,404	7,363,953
#	Pfeiffer Vacuum Technology AG	53,444	8,370,209
	PNE AG	493,007	2,187,517
	Progress-Werk Oberkirch AG	8,558	232,770
	ProSiebenSat.1 Media SE	1,109,960	16,390,463
#	PSI Software AG	50,278	1,068,623
*	QIAGEN NV	60,013	1,805,134
#	QSC AG	724,521	1,000,218
*	R Stahl AG	14,952	444,143
	Rheinmetall AG	339,164	40,905,414
	RHOEN-KLINIKUM AG	233,180	4,802,869
	RIB Software SE	292,708	7,605,880
*	Rocket Internet SE	497,217	13,203,777
#	S&T AG	316,569	6,751,178
	SAF-Holland SA	362,112	2,556,621
	Salzgitter AG	310,376	5,628,062
#*	Schaltbau Holding AG	32,728	1,110,466
	Schloss Wachenheim AG	8,017	150,971
	Scout24 AG	271,406	16,823,467
#	Secunet Security Networks AG	6,248	809,762
#*	Senvion SA	31,747	2,408
#*	SGL Carbon SE	293,218	1,362,821
#*	Shop Apotheke Europe NV	24,816	1,082,414
#	Siltronic AG	153,046	14,576,002
#	Sixt Leasing SE	64,806	808,415
	Sixt SE	96,696	9,456,028
#*	SLM Solutions Group AG	9,386	168,459
*	SMA Solar Technology AG	87,177	2,725,791

127

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
#*	SMT Scharf AG	22,763	$234,750
	Softing AG	26,963	233,256
	Software AG	395,714	12,588,055
	Stabilus SA	170,155	9,552,787
	STRATEC SE	24,452	1,847,259
#	Stroeer SE & Co. KGaA	216,062	17,407,761
	Suedzucker AG	584,233	8,407,585
#*	SUESS MicroTec SE	137,494	1,519,426
	Surteco Group SE	46,502	1,020,272
	Syzygy AG	2,030	17,598
	TAG Immobilien AG	1,024,715	24,902,336
	Takkt AG	203,963	2,425,869
#	Technotrans SE	47,270	895,167
#*	Tele Columbus AG	296,432	697,726
	TLG Immobilien AG	722,981	21,202,568
	Traffic Systems SE	35,766	878,384
	VERBIO Vereinigte BioEnergie AG	151,277	1,524,392
	Vossloh AG	68,437	2,802,451
#	Wacker Chemie AG	89,853	7,039,208
#	Wacker Neuson SE	220,998	3,773,117
	Washtec AG	76,707	3,854,709
	Wuestenrot & Wuerttembergische AG	115,343	2,360,264
	Zeal Network SE	53,863	1,207,475
TOTAL GERMANY			940,066,528

GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
*	Babis Vovos International Construction SA	21,073	0
	Elektroniki Athinon SA	7,497	0
*	Neorion Holdings SA	14,991	0
TOTAL GREECE			0

IRELAND — (0.5%)
	Bank of Ireland Group P.L.C.	1,322,638	6,375,162
	C&C Group P.L.C.	1,526,948	7,517,676
	Cairn Homes P.L.C.	1,141,494	1,477,228
*	Datalex P.L.C.	107,125	82,080
	FBD Holdings P.L.C.	125,459	1,244,835
	FBD Holdings P.L.C.	9,798	96,878
	Flutter Entertainment P.L.C.	1,546	159,775
	Glanbia P.L.C.	285,853	3,188,041
	Glanbia P.L.C.	700,613	7,828,606
	Irish Continental Group P.L.C.	575,727	2,753,227
	Irish Continental Group P.L.C.	234,200	1,153,174
*	Permanent TSB Group Holdings P.L.C.	165,531	218,557
TOTAL IRELAND			32,095,239

ISRAEL — (3.0%)
	Adgar Investment and Development, Ltd.	19,117	46,443
*	ADO Group, Ltd.	99,315	2,802,711
	Afcon Holdings, Ltd.	1,840	95,661
*	AFI Properties, Ltd.	98,160	3,501,079
	Africa Israel Residences, Ltd.	2,237	61,291
#*	Airport City, Ltd.	435,460	8,222,769
*	Albaad Massuot Yitzhak, Ltd.	2,660	18,221
*	Allot, Ltd.	189,732	1,473,302
	Alony Hetz Properties & Investments, Ltd.	339,929	4,907,374
	Alrov Properties and Lodgings, Ltd.	49,177	2,134,880

128

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
	Amot Investments, Ltd.	453,393	$3,191,558
#	Arad, Ltd.	16,809	252,807
#*	Arko Holdings, Ltd.	1,440,389	599,934
	Ashtrom Group, Ltd.	91,547	1,029,996
	Ashtrom Properties, Ltd.	202,423	1,345,350
	AudioCodes, Ltd.	178,789	3,772,400
#*	Avgol Industries 1953, Ltd.	468,925	425,566
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	806,484
	Bayside Land Corp.	6,361	4,268,832
#	Bet Shemesh Engines Holdings 1997, Ltd.	18,991	777,862
	Big Shopping Centers, Ltd.	32,218	2,915,045
	Blue Square Real Estate, Ltd.	36,269	1,849,459
*	Bonus Biogroup, Ltd.	613,036	81,136
*	Brack Capital Properties NV	17,815	2,029,986
#	Brainsway, Ltd.	54,222	233,474
	Camtek, Ltd.	116,162	1,250,841
	Carasso Motors, Ltd.	94,524	438,610
*	Cellcom Israel, Ltd.	379,471	969,158
#*	Ceragon Networks, Ltd.	266,244	793,407
*	Clal Biotechnology Industries, Ltd.	182,384	83,967
*	Clal Insurance Enterprises Holdings, Ltd.	223,643	3,449,807
	Cohen Development & Industrial Buildings, Ltd.	3,184	69,155
#*	Compugen, Ltd.	197,189	959,121
#	Danel Adir Yeoshua, Ltd.	22,019	1,609,277
	Delek Automotive Systems, Ltd.	222,032	863,187
	Delta-Galil Industries, Ltd.	71,758	1,818,777
	Dor Alon Energy in Israel 1988, Ltd.	10,182	207,503
*	El Al Israel Airlines	1,110,380	428,238
	Electra Consumer Products 1970, Ltd.	46,445	783,669
*	Electra Real Estate, Ltd.	16,980	119,160
	Electra, Ltd.	12,544	4,440,188
*	Energix-Renewable Energies, Ltd.	885,288	2,295,955
#*	Enlight Renewable Energy, Ltd.	2,163,770	2,564,365
*	Equital, Ltd.	110,847	3,212,883
*	Evogene, Ltd.	79,189	122,818
*	First International Bank Of Israel, Ltd.	36,746	1,008,799
	FMS Enterprises Migun, Ltd.	19,186	710,454
#*	Foresight Autonomous Holdings, Ltd.	172,589	48,597
	Formula Systems 1985, Ltd.	62,881	4,189,417
	Fox Wizel, Ltd.	57,530	2,226,216
	Gilat Satellite Networks, Ltd.	225,761	1,831,523
#	Hadera Paper, Ltd.	24,531	1,179,750
#*	Hamlet Israel-Canada, Ltd.	32,722	638,226
	Harel Insurance Investments & Financial Services, Ltd.	757,790	6,060,335
	Hilan, Ltd.	98,707	4,365,248
#	IDI Insurance Co., Ltd.	44,710	1,597,702
	IES Holdings, Ltd.	1	73
*	Industrial Buildings Corp., Ltd.	1,009,017	2,239,180
#	Inrom Construction Industries, Ltd.	359,992	1,353,766
#*	Intercure, Ltd.	52,127	69,933
	Israel Canada T.R, Ltd.	76,478	143,107
	Israel Land Development - Urban Renewal, Ltd.	31,316	325,958
#	Isras Investment Co., Ltd.	5,159	1,131,603
	Issta Lines, Ltd.	11,573	227,413
#*	Kamada, Ltd.	204,692	1,070,569
	Kenon Holdings, Ltd.	110,996	2,430,689
	Kerur Holdings, Ltd.	31,380	863,747
#	Klil Industries, Ltd.	5,696	478,197
	Magic Software Enterprises, Ltd.	133,292	1,262,039

129

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
	Matrix IT, Ltd.	238,821	$4,389,394
#	Maytronics, Ltd.	283,393	2,486,154
	Mediterranean Towers, Ltd.	326,956	935,426
#	Mega Or Holdings, Ltd.	81,523	1,937,851
#*	Mehadrin, Ltd.	3,072	118,750
	Meitav Dash Investments, Ltd.	100,871	409,589
	Melisron, Ltd.	48,502	2,940,899
	Menora Mivtachim Holdings, Ltd.	183,483	2,942,839
	Migdal Insurance & Financial Holding, Ltd.	2,546,207	2,642,936
	Minrav Holdings, Ltd.	263	38,521
	Mivtach Shamir Holdings, Ltd.	24,053	470,448
	Municipal Bank, Ltd.	1,031	221,514
	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,369,236
*	Nawi Brothers, Ltd.	107,829	685,806
	Neto ME Holdings, Ltd.	8,982	765,584
*	Nova Measuring Instruments, Ltd.	182,733	6,134,559
#	NR Spuntech Industries, Ltd.	76,176	131,990
	Oil Refineries, Ltd.	9,073,048	4,658,322
	One Software Technologies, Ltd.	1,451	102,078
#	OPC Energy, Ltd.	37,641	303,902
*	Partner Communications Co., Ltd.	816,972	3,682,638
#	Paz Oil Co., Ltd.	56,718	8,696,982
*	Perion Network, Ltd.	12,378	66,219
	Phoenix Holdings, Ltd. (The)	571,475	3,485,891
	Plasson Industries, Ltd.	20,585	960,072
	Pluristem Therapeutics, Inc.	17,233	5,730
*	Pluristem Therapeutics, Inc.	1,813	6,027
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	50,072	2,798,997
#*	Redhill Biopharma, Ltd.	613,939	413,917
#	Scope Metals Group, Ltd.	47,147	1,145,799
	Shapir Engineering and Industry, Ltd.	593,025	2,939,666
#	Shikun & Binui, Ltd.	1,337,236	5,306,626
#	Shufersal, Ltd.	702,742	4,751,970
	Summit Real Estate Holdings, Ltd.	202,039	2,582,629
*	Suny Cellular Communication, Ltd.	473,129	236,348
	Tadiran Holdings, Ltd.	14,981	524,892
*	Tower Semiconductor, Ltd.	131,252	2,900,959
*	Union Bank of Israel	199,952	970,705
	YH Dimri Construction & Development, Ltd.	3,893	105,977
TOTAL ISRAEL			184,044,089

ITALY — (9.7%)
#*	A.S. Roma SpA	856,401	479,988
	A2A SpA	10,193,924	20,464,068
	ACEA SpA	407,737	8,114,741
#*	Aeffe SpA	310,503	530,473
	Amplifon SpA	702,969	17,678,490
	Anima Holding SpA	1,876,634	8,146,595
#	Aquafil SpA	83,289	650,583
*	Arnoldo Mondadori Editore SpA	1,200,844	2,680,322
	Ascopiave SpA	574,531	2,389,402
	Autogrill SpA	976,190	9,651,368
	Autostrade Meridionali SpA	3,917	131,607
	Avio SpA	90,389	1,234,549
	Azimut Holding SpA	925,979	19,041,483
	B&C Speakers SpA	18,289	255,083
#*	Banca Carige SpA	148,414,098	99,316
	Banca Farmafactoring SpA	752,190	4,558,254
#	Banca Finnat Euramerica SpA	616,149	185,517

130

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
	Banca Generali SpA	431,373	$14,082,798
	Banca IFIS SpA	166,228	2,820,111
#*	Banca Monte dei Paschi di Siena SpA	213,039	343,323
	Banca Popolare di Sondrio SCPA	3,145,191	6,290,087
#	Banca Profilo SpA	1,814,636	321,918
	Banca Sistema SpA	338,669	608,916
#*	Banco BPM SpA	12,626,497	28,742,468
#	Banco di Desio e della Brianza SpA	238,796	541,001
	BasicNet SpA	169,891	912,718
	BE	564,587	682,782
	Biesse SpA	88,272	1,105,608
	BPER Banca	3,576,937	16,002,455
#	Brunello Cucinelli SpA	251,092	7,870,161
	Buzzi Unicem SpA	632,779	15,268,082
	Cairo Communication SpA	546,490	1,405,716
#	Carraro SpA	162,374	337,819
	Cembre SpA	10,902	259,579
	Cementir Holding NV	361,631	2,432,465
	Cerved Group SpA	1,380,566	13,436,335
	CIR-Compagnie Industriali Riunite SpA	2,650,178	2,730,163
	Credito Emiliano SpA	583,283	3,373,520
#*	Credito Valtellinese SpA	49,592,616	3,378,097
#*	d'Amico International Shipping SA	2,577,810	378,475
#	Danieli & C Officine Meccaniche SpA	101,008	1,745,341
	Datalogic SpA	126,734	1,961,994
	De' Longhi SpA	416,772	7,676,856
	DeA Capital SpA	778,374	1,186,983
	DiaSorin SpA	83,904	9,460,254
	doValue SpA	82,498	975,729
	El.En. SpA	34,312	973,350
#*	Elica SpA	150,740	403,531
	Emak SpA	388,913	368,174
	Enav SpA	1,348,216	7,851,352
	ERG SpA	420,457	8,899,684
	Esprinet SpA	235,490	978,279
#*	Eurotech SpA	276,627	2,711,974
*	Expert System SpA	45,395	149,330
#*	Exprivia SpA	109,673	99,236
	Falck Renewables SpA	988,254	4,404,833
	Fiera Milano SpA	182,588	892,803
#	Fila SpA	141,852	2,437,002
#*	Fincantieri SpA	3,883,790	4,098,325
#	FinecoBank Banca Fineco SpA	135,509	1,527,638
	FNM SpA	1,333,873	875,725
#	Freni Brembo SpA	1,149,779	12,232,960
*	GEDI Gruppo Editoriale SpA	927,122	291,275
#	Gefran SpA	37,987	292,159
	Geox SpA	604,392	842,528
#	Gima TT SpA	59,692	462,224
	Gruppo MutuiOnline SpA	169,566	3,366,870
*	Guala Closures SpA	27,660	200,551
	Hera SpA	6,455,969	27,655,462
#	Illimity Bank SpA	61,470	598,067
#	IMA Industria Macchine Automatiche SpA	129,592	8,823,710
*	IMMSI SpA	1,338,219	845,235
*	Intek Group SpA	1,988,916	643,136
	Interpump Group SpA	569,177	15,603,014
	Iren SpA	5,087,546	15,794,083
	Italgas SpA	3,818,401	24,581,718

131

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
	Italmobiliare SpA	66,013	$1,765,923
	IVS Group SA	56,191	609,599
#*	Juventus Football Club SpA	3,178,690	4,984,416
	La Doria SpA	80,464	793,099
#	Maire Tecnimont SpA	1,175,046	3,078,963
	MARR SpA	234,377	4,925,576
	Massimo Zanetti Beverage Group SpA	65,668	420,258
#*	Mediaset SpA	3,820,606	11,426,519
#	Openjobmetis SpA agenzia per il lavoro	63,025	523,660
#*	OVS SpA	1,309,356	2,612,760
	Piaggio & C SpA	1,557,750	4,902,338
#	Pirelli & C SpA	880,923	5,092,516
#	Prima Industrie SpA	32,468	479,275
#	Prysmian SpA	442,254	10,230,350
	RAI Way SpA	549,510	3,389,036
#	Reno de Medici SpA	1,282,618	1,066,974
	Reply SpA	150,466	9,805,317
	Retelit SpA	812,002	1,518,385
	Richard-Ginori 1735 SpA	8,489	0
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,132,439	1,163,220
	Sabaf SpA	49,948	668,309
	SAES Getters SpA	26,758	754,936
*	Safilo Group SpA	233,748	249,300
#*	Saipem SpA	5,057,693	22,957,059
#*	Salini Impregilo SpA	1,282,257	2,610,663
	Salvatore Ferragamo SpA	377,547	7,061,246
	Saras SpA	4,486,402	8,615,746
	Servizi Italia SpA	62,874	191,509
	Sesa SpA	55,676	2,478,093
	Societa Cattolica di Assicurazioni SC	1,232,188	10,748,637
	Societa Iniziative Autostradali e Servizi SpA	338,188	5,848,235
#*	Sogefi SpA	332,859	520,917
#	SOL SpA	171,736	2,010,767
	Tamburi Investment Partners SpA	805,238	5,760,180
#	Technogym SpA	667,996	7,369,809
*	Tinexta S.p.A.	139,927	2,058,677
#	Tod's SpA	73,658	3,490,792
#*	TREVI - Finanziaria Industriale SpA	114,680	32,089
#	TXT e-solutions SpA	40,719	383,684
	Unieuro SpA	67,560	978,536
#	Unione di Banche Italiane SpA	7,724,232	23,530,091
	Unipol Gruppo SpA	3,250,383	18,140,593
	UnipolSai Assicurazioni SpA	348,889	973,734
	Zignago Vetro SpA	200,088	2,278,074
TOTAL ITALY			590,027,681

NETHERLANDS — (6.4%)
	Aalberts NV	728,381	29,352,137
	Accell Group NV	157,310	3,907,613
*	AFC Ajax NV	13,955	298,086
#*	Altice Europe NV	4,683,910	26,800,426
*	Altice Europe NV, Class B	159,363	915,885
#	AMG Advanced Metallurgical Group NV	184,488	4,539,063
	Amsterdam Commodities NV	119,553	2,575,420
	APERAM SA	390,560	10,006,930
	Arcadis NV	538,893	10,653,936
	ASM International NV	331,781	33,450,744
	ASR Nederland NV	688,282	25,231,450
	Atag Group NV	4,630	0

132

The Continental Small Company Series
continued

		Shares	Value»
NETHERLANDS — (Continued)
*	Basic-Fit NV	181,080	$5,538,327
	BE Semiconductor Industries NV	589,568	21,856,942
#*	Beter Bed Holding NV	22,883	56,621
#	Boskalis Westminster	653,419	14,382,444
#	Brunel International NV	158,072	1,463,819
	Corbion NV	418,361	12,086,154
	Flow Traders	226,049	5,323,538
	ForFarmers NV	217,117	1,317,265
#*	Fugro NV	597,586	5,416,950
	GrandVision NV	173,216	5,295,229
#*	Heijmans NV	163,686	1,325,494
	Hunter Douglas NV	24,041	1,540,031
	IMCD NV	357,303	27,899,685
#	Intertrust NV	464,189	8,836,472
#	Kendrion NV	107,439	2,282,547
#	Koninklijke BAM Groep NV	1,955,582	4,964,917
#	Koninklijke Vopak NV	232,211	12,756,663
*	Lucas Bols NV	20,321	322,818
	Nederland Apparatenfabriek	33,193	1,782,175
*	OCI NV	327,478	7,363,135
	Ordina NV	673,792	1,376,659
#	PostNL NV	3,398,256	7,807,912
	SBM Offshore NV	1,376,758	23,742,884
#	SIF Holding NV	35,317	509,142
	Signify NV	712,323	20,871,103
#	Sligro Food Group NV	166,919	4,248,554
#	SNS NV	705,718	0
*	Takeaway.com NV	233,901	19,078,929
	TKH Group NV	272,075	13,947,250
	TomTom NV	545,686	6,179,638
	Van Lanschot Kempen NV	77,449	1,785,662
TOTAL NETHERLANDS			389,090,649

NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,436,095	900,420
	AF Gruppen ASA	68,590	1,319,986
*	Akastor ASA	1,077,318	1,221,652
*	Aker Solutions ASA	1,116,886	2,578,737
	American Shipping Co. ASA	208,951	815,465
#*	Archer, Ltd.	745,010	281,942
	Arendals Fossekompani A.S.	90	22,106
	Atea ASA	530,643	6,704,897
	Austevoll Seafood ASA	310,041	3,130,818
*	Avance Gas Holding, Ltd.	414,113	1,891,682
#*	Axactor SE	856,868	1,660,378
#	B2Holding ASA	1,157,660	1,025,184
	Bonheur ASA	142,873	2,822,452
	Borregaard ASA	743,872	7,167,161
	BW LPG, Ltd.	735,889	5,153,714
*	BW Offshore, Ltd.	837,993	6,400,237
	Data Respons ASA	24,347	96,627
#	DNO ASA	4,227,991	5,137,951
#*	DOF ASA	264,493	39,836
	Europris ASA	1,202,990	3,264,762
#*	FLEX LNG, Ltd.	160,293	1,486,399
*	Frontline, Ltd.	584,049	6,144,047
#*	Funcom NV	448,602	655,039
	Grieg Seafood ASA	375,532	4,605,388
#*	Hexagon Composites ASA	655,884	2,216,733

133

The Continental Small Company Series
continued

		Shares	Value»
NORWAY — (Continued)
	Hoegh LNG Holdings, Ltd.	261,647	$1,011,151
#*	IDEX ASA	506,708	31,837
	Itera ASA	10,713	10,714
*	Kongsberg Automotive ASA	2,171,519	1,131,222
	Kongsberg Gruppen ASA	79,924	1,180,749
#	Kvaerner ASA	1,605,790	2,038,016
	Magnora ASA	138,602	98,009
#*	NEL ASA	8,250,620	7,153,622
#*	Nordic Nanovector ASA	328,770	739,549
#*	Nordic Semiconductor ASA	1,023,022	5,826,881
#	Norway Royal Salmon ASA	93,756	2,215,677
#*	Norwegian Air Shuttle ASA	490,935	2,386,790
*	Norwegian Finans Holding ASA	654,515	6,321,395
#	Norwegian Property ASA	43,744	62,809
#	Ocean Yield ASA	349,992	1,957,071
*	Odfjell Drilling, Ltd.	654,039	1,897,101
*	Odfjell SE, Class A	137,586	432,710
	Olav Thon Eiendomsselskap ASA	116,521	1,851,736
*	Otello Corp. ASA	587,281	986,305
#*	Panoro Energy ASA	336,949	915,790
*	PGS ASA	2,204,670	3,731,355
#*	PhotoCure ASA	106,211	678,697
*	Prosafe SE	319,687	250,522
#*	Protector Forsikring ASA	442,424	2,232,151
*	Q-Free ASA	179,836	130,201
#*	REC Silicon ASA	1,551,847	520,176
	Sbanken ASA	479,365	3,405,773
#	Scatec Solar ASA	570,555	6,347,297
	Selvaag Bolig ASA	298,532	1,646,939
#	Solon Eiendom ASA	56,855	207,573
	Stolt-Nielsen, Ltd.	189,009	2,327,666
	TGS NOPEC Geophysical Co. ASA	69,467	1,804,153
	Treasure ASA	314,079	465,491
	Veidekke ASA	713,127	7,733,003
#	Wallenius Wilhelmsen ASA	227,598	496,473
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,061,381
#*	XXL ASA	355,913	729,558
TOTAL NORWAY			138,761,156

PORTUGAL — (1.0%)
	Altri SGPS SA	569,324	3,475,233
	Banco Comercial Portugues SA, Class R	64,683,272	14,668,477
	Banco Espirito Santo SA	4,777,921	0
#	CTT-Correios de Portugal SA	1,106,710	3,538,222
#	Ibersol SGPS SA	36,721	307,333
#	Mota-Engil SGPS SA	798,468	1,768,736
	Navigator Co. SA (The)	2,044,995	7,379,804
	NOS SGPS SA	2,046,029	12,164,149
	Novabase SGPS SA	72,649	203,968
	REN - Redes Energeticas Nacionais SGPS SA	3,152,817	9,358,221
	Semapa-Sociedade de Investimento e Gestao	174,523	2,403,557
	Sonae Capital SGPS SA	789,547	622,239
	Sonae SGPS SA	6,828,206	6,889,237
TOTAL PORTUGAL			62,779,176

SPAIN — (6.0%)
	Acciona SA	190,411	19,836,689
	Acerinox SA	1,257,724	11,791,597

134

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continued

		Shares	Value»
SPAIN — (Continued)
#*	Adveo Group International SA	84,445	$8,561
	Alantra Partners SA	69,717	1,185,124
#	Almirall SA	478,628	8,989,625
#*	Amper SA	6,171,198	1,798,238
	Applus Services SA	915,222	11,059,916
	Atresmedia Corp. de Medios de Comunicacion SA	609,294	2,549,947
	Azkoyen SA	67,253	514,568
	Banco de Sabadell SA	9,595,372	10,547,514
	Bankia SA	1,000,773	1,909,294
	Bankinter SA	1,851,705	12,824,712
	Bolsas y Mercados Espanoles SHMSF SA	501,422	13,909,053
#*	Caja de Ahorros del Mediterraneo	116,412	0
	Cellnex Telecom S.A.	198,576	8,562,098
#	Cellnex Telecom SA	684,045	29,515,742
	Cia de Distribucion Integral Logista Holdings SA	363,381	7,619,010
	CIE Automotive SA	504,560	12,567,242
	Construcciones y Auxiliar de Ferrocarriles SA	129,944	5,835,368
#*	Deoleo SA	1,879,523	100,284
#*	Distribuidora Internacional de Alimentacion SA	18,821	3,675
	Ebro Foods SA	533,238	11,706,106
#*	eDreams ODIGEO SA	410,996	1,888,312
	Elecnor SA	200,108	2,310,610
	Enagas SA	945,913	23,406,228
#	Ence Energia y Celulosa SA	1,139,858	4,501,137
	Ercros SA	793,840	2,023,618
	Euskaltel SA	530,684	4,942,113
	Faes Farma SA	2,028,081	11,654,515
*	Fluidra SA	357,448	4,460,692
	Fomento de Construcciones y Contratas SA	330,043	3,993,663
*	Global Dominion Access SA	710,368	2,982,214
	Grupo Catalana Occidente SA	248,935	8,721,249
#*	Grupo Empresarial San Jose SA	153,495	1,188,138
#*	Grupo Ezentis SA	1,683,706	957,605
	Iberpapel Gestion SA	47,911	1,318,636
#*	Indra Sistemas SA	859,495	8,302,813
	Laboratorios Farmaceuticos Rovi SA	72,954	1,780,179
	Liberbank SA	13,599,029	4,356,582
*	Masmovil Ibercom SA	397,063	9,193,442
	Mediaset Espana Comunicacion SA	1,072,499	6,562,470
	Melia Hotels International SA	793,796	6,472,756
#	Miquel y Costas & Miquel SA	145,855	2,451,232
#*	Obrascon Huarte Lain SA	926,681	1,068,383
#*	Pharma Mar SA	1,334,762	2,842,868
	Prim SA	39,523	473,609
*	Promotora de Informaciones SA, Class A	2,378,213	3,533,053
	Prosegur Cia de Seguridad SA	1,802,082	6,993,269
#*	Quabit Inmobiliaria SA	822,731	720,202
*	Realia Business SA	1,782,137	1,758,419
	Renta 4 Banco SA	442	3,251
	Sacyr S.A.	3,190,457	9,077,387
#*	Solaria Energia y Medio Ambiente SA	395,783	3,064,788
*	Talgo SA	644,045	4,025,575
*	Tecnicas Reunidas SA	202,691	5,102,110
	Tubacex SA	799,622	2,373,166
#	Unicaja Banco SA	1,933,461	1,750,914
#	Vidrala SA	110,672	9,620,602
#	Viscofan SA	281,337	15,257,811
	Vocento SA	352,577	477,808

135

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continued

		Shares	Value»
SPAIN — (Continued)
	Zardoya Otis SA	1,139,409	$8,639,070
TOTAL SPAIN			363,084,852

SWEDEN — (7.2%)
*	AcadeMedia AB	363,816	1,842,150
*	Adapteo Oyj	277,432	3,037,326
	AddLife AB, Class B	85,418	1,914,007
	AddNode Group AB	84,058	1,499,940
	AddTech AB, Class B	383,287	10,666,255
	AF POYRY AB	691,852	14,728,185
	Alimak Group AB	255,129	3,364,057
*	Arise AB	36,861	103,086
	Arjo AB, Class B	699,340	2,884,306
	Atrium Ljungberg AB, Class B	248,215	4,942,652
#	Attendo AB	668,745	3,414,681
#	Avanza Bank Holding AB	813,250	6,938,367
	BE Group AB	27,710	107,920
	Beijer Alma AB	284,395	3,657,334
#	Beijer Electronics Group AB	91,696	476,495
	Beijer Ref AB	449,196	12,127,056
	Bergman & Beving AB	193,579	1,693,601
	Besqab AB	21,962	328,120
#	Betsson AB	985,787	4,855,584
	Bilia AB, Class A	664,671	6,670,201
#	BillerudKorsnas AB	446,332	5,368,068
	BioGaia AB, Class B	122,939	4,684,206
	Biotage AB	460,673	4,758,816
	Bjorn Borg AB	99,769	225,640
	Bonava AB, Class B	461,683	4,452,743
	Bravida Holding AB	947,317	8,729,138
	Bufab AB	216,910	2,365,824
#	Bulten AB	119,933	736,251
	Bure Equity AB	451,708	6,981,992
#*	Byggmax Group AB	388,681	1,090,912
	Catena AB	151,646	5,554,738
*	Cavotec SA	79,682	116,509
	Clas Ohlson AB, Class B	148,783	1,431,598
	Cloetta AB, Class B	1,704,263	5,786,880
*	Collector AB	144,838	705,176
	Concentric AB	372,059	4,974,435
	Coor Service Management Holding AB	263,417	2,251,611
	Corem Property Group AB, Class B	163,626	364,705
	Dios Fastigheter AB	859,999	7,164,452
	Dometic Group AB	1,028,220	9,546,229
*	Doro AB	155,569	676,870
	Duni AB	218,979	2,937,005
#	Dustin Group AB	452,450	3,607,132
	Eastnine AB	126,421	1,548,212
	Elanders AB, Class B	54,920	472,852
#*	Eltel AB	201,453	435,217
*	Enea AB	93,905	1,586,028
	eWork Group AB	32,666	233,463
#	Fagerhult AB	295,890	1,755,609
	Fenix Outdoor International AG	19,372	1,810,749
#*	Fingerprint Cards AB, Class B	634,700	1,180,694
	Granges AB	548,678	5,341,005
	Gunnebo AB	242,183	607,132
	Haldex AB	263,231	1,325,304
#	Heba Fastighets AB, Class B	133,938	1,097,356

136

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continued

		Shares	Value»
SWEDEN — (Continued)
*	Hembla AB	152,541	$3,401,932
	Hemfosa Fastigheter AB	1,375,665	14,176,231
#	Hexpol AB	158,720	1,416,127
	HIQ International AB	166,331	824,299
#	HMS Networks AB	130,365	1,675,643
*	Hoist Finance AB	445,011	2,442,242
	Humana AB	76,769	460,967
	Inwido AB	431,589	2,875,814
	JM AB	535,651	13,721,617
	Kindred Group P.L.C.	1,200,537	8,710,344
	Klovern AB, Class B	4,192,728	7,323,505
	KNOW IT AB	205,187	4,038,980
	Kungsleden AB	1,454,460	13,217,068
	Lagercrantz Group AB, Class B	467,176	6,010,766
	Lindab International AB	605,276	6,770,228
	Loomis AB, Class B	352,992	13,667,646
#*	Medivir AB, Class B	169,635	409,848
#*	Mekonomen AB	282,646	2,407,601
*	Modern Times Group MTG AB, Class B	219,094	2,031,810
	Momentum Group AB, Class B	180,501	1,940,566
#	Mycronic AB	476,989	7,939,567
	Nederman Holding AB	29,566	364,898
#*	Net Insight AB, Class B	1,129,868	206,445
	NetEnt AB	1,474,929	4,172,286
	New Wave Group AB, Class B	440,390	2,562,286
	Nobia AB	871,514	5,564,615
	Nobina AB	738,622	4,678,794
	Nolato AB, Class B	176,156	9,869,979
	Nordic Entertainment Group AB, Class B	46,218	1,313,765
	Nordic Waterproofing Holding A.S.	57,361	559,345
#	NP3 Fastigheter AB	149,604	1,544,442
*	Nyfosa AB	1,248,769	8,345,212
	OEM International AB, Class B	46,319	979,140
	Opus Group AB	1,440,504	779,417
	Peab AB	1,002,857	8,456,543
	Platzer Fastigheter Holding AB, Class B	249,458	2,498,179
	Pricer AB, Class B	884,404	1,322,078
	Proact IT Group AB	62,004	980,288
#*	Qliro Group AB	857,613	765,480
	Ratos AB, Class B	1,479,999	3,819,540
*	RaySearch Laboratories AB	165,675	2,659,482
#	Recipharm AB, Class B	339,783	4,838,790
	Resurs Holding AB	612,798	3,608,847
	Rottneros AB	704,234	789,220
	Sagax AB, Class B	312,484	3,599,277
*	SAS AB	2,103,222	3,288,520
	Scandi Standard AB	401,353	2,953,855
	Scandic Hotels Group AB	368,627	3,546,924
	Sectra AB, Class B	111,485	3,712,115
	Semcon AB	115,027	709,895
#*	Sensys Gatso Group AB	2,274,070	333,259
	SkiStar AB	330,885	3,970,796
	Sweco AB, Class B	180,253	6,342,130
	Systemair AB	84,050	1,209,354
	Thule Group AB	724,255	14,748,679
	Troax Group AB	213,368	2,378,900
	VBG Group AB, Class B	26,108	382,769
#	Vitrolife AB	311,726	4,863,718

137

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continued

		Shares	Value»
SWEDEN — (Continued)
	Wihlborgs Fastigheter AB	1,075,165	$16,267,550
TOTAL SWEDEN			441,605,487

SWITZERLAND — (11.3%)
	Allreal Holding AG	106,251	20,702,912
	ALSO Holding AG	42,929	6,390,563
*	ams AG	367,779	16,525,284
	APG SGA SA	8,652	2,555,037
	Arbonia AG	328,378	4,123,715
*	Aryzta AG	6,132,124	4,843,943
	Ascom Holding AG	237,470	2,354,731
#	Autoneum Holding AG	20,419	2,290,637
	Bachem Holding AG, Class B	3,642	555,974
	Banque Cantonale de Geneve	9,270	1,856,531
	Banque Cantonale du Jura SA	4,071	228,984
	Banque Cantonale Vaudoise	5,327	4,177,018
	Belimo Holding AG	3,005	18,848,900
#	Bell Food Group AG	13,284	3,649,214
	Bellevue Group AG	55,759	1,270,814
#	Berner Kantonalbank AG	28,587	6,303,655
	BFW Liegenschaften AG	2,894	128,147
	BKW AG	148,207	10,939,002
#	Bobst Group SA	64,387	3,381,864
	Bossard Holding AG, Class A	42,891	6,811,689
	Bucher Industries AG	54,491	16,866,167
	Burckhardt Compression Holding AG	1,741	414,901
#	Burkhalter Holding AG	29,107	2,303,965
#	Calida Holding AG	30,552	1,006,498
#	Carlo Gavazzi Holding AG	2,860	768,403
	Cembra Money Bank AG	214,769	22,775,270
	Cham Group AG	1,932	839,358
	Cicor Technologies, Ltd.	14,897	700,776
	Cie Financiere Tradition SA	10,452	1,091,228
	Clariant AG	40,276	826,163
	Coltene Holding AG	25,919	2,122,114
	Conzzeta AG	9,352	8,153,408
	Daetwyler Holding AG	49,826	8,587,031
	DKSH Holding AG	183,816	8,740,633
	dormakaba Holding AG	24,489	15,686,970
*	Dottikon Es Holding AG	143	66,955
	Dufry AG	176,578	15,357,987
#	EFG International AG	638,081	4,032,120
	Emmi AG	15,428	13,066,011
#	Energiedienst Holding AG	78,061	2,492,561
#*	Evolva Holding SA	3,349,123	546,825
#	Feintool International Holding AG	14,850	892,942
	Flughafen Zurich AG	98,913	17,823,343
	Forbo Holding AG	8,638	13,764,569
*	GAM Holding AG	1,349,428	4,504,667
#	Georg Fischer AG	31,450	30,036,368
	Gurit Holding AG	3,022	4,316,430
	Helvetia Holding AG	216,663	30,434,052
	Hiag Immobilien Holding AG	19,582	2,095,764
#*	HOCHDORF Holding AG	7,010	584,983
	Huber & Suhner AG	93,238	6,211,777
	Hypothekarbank Lenzburg AG	6	27,250
#	Implenia AG	117,251	4,468,451
	Inficon Holding AG	14,476	10,385,223
#	Interroll Holding AG	4,844	10,022,899

138

The Continental Small Company Series
continued

		Shares	Value»
SWITZERLAND — (Continued)
	Intershop Holding AG	10,271	$5,649,451
	Investis Holding SA	1,787	139,355
	Jungfraubahn Holding AG	14,200	2,215,489
	Kardex AG	48,000	6,975,321
#	Komax Holding AG	30,538	6,498,408
#	Kudelski SA	235,411	1,368,376
*	Lastminute.com NV	22,924	950,665
	LEM Holding SA	3,811	4,508,756
	Liechtensteinische Landesbank AG	60,743	4,010,961
	Logitech International SA	5,414	222,229
	Luzerner Kantonalbank AG	19,418	8,116,914
*	MCH Group AG	3,800	105,943
#*	Meier Tobler Group AG	22,913	322,939
	Metall Zug AG	1,041	2,089,692
#*	Meyer Burger Technology AG	814,920	344,165
	Mikron Holding AG	8,692	59,751
	Mobilezone Holding AG	264,374	2,874,166
	Mobimo Holding AG	52,630	14,842,517
#*	Newron Pharmaceuticals SpA	27,456	186,732
	OC Oerlikon Corp. AG	1,632,781	16,755,847
*	Orascom Development Holding AG	94,819	1,424,158
#	Orell Fuessli Holding AG	5,028	492,148
	Orior AG	36,650	3,221,880
#	Phoenix Mecano AG	4,259	1,896,097
	Plazza AG, Class A	7,210	1,893,490
	PSP Swiss Property AG	325,433	43,075,928
	Rieter Holding AG	20,590	2,806,650
	Romande Energie Holding SA	2,625	3,138,815
#	Schaffner Holding AG	3,363	718,531
#*	Schmolz + Bickenbach AG	3,372,134	893,378
	Schweiter Technologies AG	6,791	6,979,407
	SFS Group AG	122,248	10,829,779
	Siegfried Holding AG	29,216	11,909,334
	St Galler Kantonalbank AG	15,840	6,934,432
	Sulzer AG	134,486	13,600,880
#	Sunrise Communications Group AG	266,460	20,732,022
	Swiss Prime Site AG	10,169	1,048,137
	Swissquote Group Holding SA	71,935	3,138,213
	Tamedia AG	16,516	1,550,542
	Thurgauer Kantonalbank	3,152	338,712
	Tornos Holding AG	26,632	180,825
#	u-blox Holding AG	48,136	3,901,782
	Valiant Holding AG	106,613	10,828,693
	Valora Holding AG	27,786	7,957,837
	VAT Group AG	199,273	29,299,419
	Vaudoise Assurances Holding SA	6,538	3,621,212
	Vetropack Holding AG	1,292	3,507,642
#*	Von Roll Holding AG	378,198	346,353
	Vontobel Holding AG	193,304	11,270,312
	VP Bank AG	23,160	3,613,106
	VZ Holding AG	17,627	4,924,350
#	Walliser Kantonalbank	18,991	2,175,472
	Warteck Invest AG	22	45,490
#	Ypsomed Holding AG	21,974	3,260,085
	Zehnder Group AG	77,067	3,368,831
	Zug Estates Holding AG, Class B	1,149	2,341,966
	Zuger Kantonalbank AG	691	4,216,388
TOTAL SWITZERLAND			689,672,649
139

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continued

	Shares	Value»
UNITED KINGDOM — (0.0%)
Rhi Magnesita NV	25,850	$1,167,097
TOTAL COMMON STOCKS		5,553,644,245

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Biotest AG	100,615	2,445,386
Draegerwerk AG & Co. KGaA	58,871	3,450,450
# Fuchs Petrolub SE	197,006	8,393,280
Jungheinrich AG	369,052	9,362,907
# Sixt SE	117,444	7,945,985
STO SE & Co. KGaA	13,302	1,455,278
Villeroy & Boch AG	50,436	790,351
TOTAL GERMANY		33,843,637

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	0

ITALY — (0.0%)
* Mediaset SpA Rights 11/06/19	3,820,606	379,240

NORWAY — (0.0%)
* XXL ASA Rights 10/25/19	39,151	16,603

SPAIN — (0.0%)
* Distribuidora Internacional de Alimentacion SA Rights 11/13/19	188,210	3,778
#* Vidrala S.A. Rights 11/11/19	110,672	473,365
TOTAL SPAIN		477,143

SWEDEN — (0.0%)
* Anoto Group AB Warrants 04/30/21	24,130	875
TOTAL RIGHTS/WARRANTS		873,861
TOTAL INVESTMENT SECURITIES
(Cost $4,988,017,993)		5,588,361,743

		Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§ DFA Short Term Investment Fund	44,497,991	514,886,250
TOTAL INVESTMENTS — (100.0%)
(Cost $5,502,845,113)		$6,103,247,993

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

140

The Continental Small Company Series
continued

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$190,802,441	—	$190,802,441
Belgium	$9,150,257	259,320,439	—	268,470,696
Denmark	—	268,851,796	—	268,851,796
Finland	—	344,146,342	—	344,146,342
France	—	648,978,367	—	648,978,367
Germany	1,207,475	938,859,053	—	940,066,528
Ireland	—	32,095,239	—	32,095,239
Israel	799,434	183,244,655	—	184,044,089
Italy	2,432,465	587,595,216	—	590,027,681
Netherlands	—	389,090,649	—	389,090,649
Norway	—	138,761,156	—	138,761,156
Portugal	—	62,779,176	—	62,779,176
Spain	—	363,084,852	—	363,084,852
Sweden	—	441,605,487	—	441,605,487
Switzerland	—	689,672,649	—	689,672,649
United Kingdom	—	1,167,097	—	1,167,097
Preferred Stocks
Germany	—	33,843,637	—	33,843,637
Rights/Warrants
Italy	—	379,240	—	379,240
Norway	—	16,603	—	16,603
Spain	—	477,143	—	477,143
Sweden	—	875	—	875
Securities Lending Collateral	—	514,886,250	—	514,886,250
TOTAL	$13,589,631	$6,089,658,362	—	$6,103,247,993

See accompanying Notes to Financial Statements.
141

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (86.3%)
COMMUNICATION SERVICES — (2.0%)
#*	Aimia, Inc.	1,049,417	$2,908,186
#	Cineplex, Inc.	401,438	6,842,520
	Cogeco Communications, Inc.	95,472	8,252,591
	Cogeco, Inc.	37,500	2,902,115
#	Corus Entertainment, Inc., Class B	939,428	3,609,070
#*	DHX Media, Ltd.	782,135	1,128,279
*	Glacier Media, Inc.	171,625	88,608
	Mediagrif Interactive Technologies, Inc.	30,070	158,443
*	TeraGo, Inc.	2,400	16,545
#*	Yellow Pages, Ltd.	105,820	696,575
TOTAL COMMUNICATION SERVICES			26,602,932

CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	479,053	6,826,987
#	AutoCanada, Inc.	178,738	1,125,000
#	BMTC Group, Inc.	20,581	187,981
	BRP, Inc.	75,242	3,375,636
	Dorel Industries, Inc., Class B	212,497	805,072
	Gamehost, Inc.	76,973	474,543
*	Great Canadian Gaming Corp.	418,284	13,230,363
*	Indigo Books & Music, Inc.	12,232	37,520
*	Intertain Group, Ltd. (The)	70,628	696,574
	Leon's Furniture, Ltd.	164,175	1,963,219
	Linamar Corp.	322,683	10,522,538
	Martinrea International, Inc.	647,360	5,278,754
#	MTY Food Group, Inc.	135,304	5,405,606
	Park Lawn Corp.	59,100	1,323,704
	Pizza Pizza Royalty Corp.	161,012	1,146,680
#*	Points International, Ltd.	47,459	517,433
	Pollard Banknote, Ltd.	25,700	400,008
*	Real Matters, Inc.	56,000	470,245
#	Recipe Unlimited Corp.	106,377	1,910,925
	Reitmans Canada, Ltd., Class A	269,312	400,768
#*	Roots Corp.	5,800	8,587
#	Sleep Country Canada Holdings, Inc.	245,348	4,088,823
#*	Spin Master Corp.	21,700	613,881
	Uni-Select, Inc.	305,382	2,469,302
	Zenith Capital Corp.	111,820	6,877
TOTAL CONSUMER DISCRETIONARY			63,287,026

CONSUMER STAPLES — (4.0%)
#	Alcanna, Inc.	215,711	740,273
	Andrew Peller, Ltd., Class A	172,200	1,708,795
#	Clearwater Seafoods, Inc.	104,195	415,324
	Corby Spirit and Wine, Ltd.	83,467	1,013,949
	Cott Corp.	96,682	1,242,364
	Cott Corp.	909,370	11,682,135
#	High Liner Foods, Inc.	120,134	848,262
#	Jamieson Wellness, Inc.	187,895	3,389,557
	KP Tissue, Inc.	33,800	220,184
	Lassonde Industries, Inc., Class A	17,200	2,282,320
	Maple Leaf Foods, Inc.	345,805	6,030,780
*	Mav Beauty Brands, Inc.	7,000	31,463
#	North West Co., Inc. (The)	350,436	7,497,750
#	Premium Brands Holdings Corp.	186,219	12,284,997

142

The Canadian Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Rogers Sugar, Inc.	669,336	$2,759,467
#*	SunOpta, Inc.	286,840	544,454
TOTAL CONSUMER STAPLES			52,692,074

ENERGY — (12.8%)
#*	Advantage Oil & Gas, Ltd.	1,242,942	1,793,022
#*	Africa Oil Corp.	1,333,299	1,174,267
#	AKITA Drilling, Ltd., Class A	71,362	62,308
#	ARC Resources, Ltd.	1,704,614	7,221,734
#*	Athabasca Oil Corp.	3,664,410	1,126,783
#*	Baytex Energy Corp.	3,287,875	3,669,559
	Birchcliff Energy, Ltd.	1,785,429	2,724,708
#	Bonavista Energy Corp.	1,749,900	651,014
#	Bonterra Energy Corp.	179,118	440,621
#*	Calfrac Well Services, Ltd.	797,615	678,254
*	Canacol Energy, Ltd.	921,342	3,392,686
#	Cardinal Energy, Ltd.	763,603	1,113,140
#	CES Energy Solutions Corp.	1,549,897	2,071,079
	Computer Modelling Group, Ltd.	480,583	2,557,806
	Crescent Point Energy Corp.	2,146,838	7,840,172
*	Crew Energy, Inc.	1,141,376	415,960
#*	Delphi Energy Corp.	348,069	15,856
#*	Denison Mines Corp.	3,394,735	1,572,233
	Enerflex, Ltd.	661,336	5,181,829
#*	Energy Fuels, Inc.	347,960	694,810
#	Enerplus Corp.	1,624,918	9,807,986
	Ensign Energy Services, Inc.	996,560	2,027,774
*	Epsilon Energy, Ltd.	150,301	502,007
#*	Essential Energy Services Trust	1,034,741	223,902
#*	Fission Uranium Corp.	1,962,000	431,995
#	Freehold Royalties, Ltd.	712,794	3,501,463
	Frontera Energy Corp.	211,980	1,699,574
*	GASFRAC Energy Services, Inc.	91,560	0
*	Gear Energy, Ltd.	901,000	266,791
	Gibson Energy, Inc.	855,146	14,907,108
#*	Gran Tierra Energy, Inc.	2,888,144	3,069,928
#	High Arctic Energy Services, Inc.	136,900	234,905
*	International Petroleum Corp.	68,816	233,550
#*	Kelt Exploration, Ltd.	974,740	2,131,388
	Kinder Morgan Canada, Ltd.	38,600	410,295
*	Lightstream Resources, Ltd.	687,816	0
*	MEG Energy Corp.	1,549,736	5,953,735
	North American Construction Group, Ltd.	214,334	2,480,032
*	NuVista Energy, Ltd.	1,091,726	1,566,595
#*	Obsidian Energy, Ltd.	538,649	323,083
#*	Painted Pony Energy, Ltd.	782,649	362,475
#*	Paramount Resources, Ltd., Class A	409,113	1,596,570
*	Parex Resources, Inc.	1,044,698	14,158,271
	Pason Systems, Inc.	486,401	5,221,859
#*	Pengrowth Energy Corp.	3,196,369	485,365
#	Peyto Exploration & Development Corp.	1,155,732	2,307,779
*	PHX Energy Services Corp.	285,274	521,988
	Pinnacle Renewable Energy, Inc.	16,100	88,378
#	PrairieSky Royalty, Ltd.	461,804	4,508,997
*	Precision Drilling Corp.	2,116,935	2,250,178
*	Pulse Seismic, Inc.	308,039	563,643
#*	Questerre Energy Corp., Class A	797,460	115,039
#	Secure Energy Services, Inc.	1,108,215	3,567,559
#*	Seven Generations Energy, Ltd., Class A	872,018	4,886,108

143

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continued

		Shares	Value»
ENERGY — (Continued)
	ShawCor, Ltd.	495,943	$4,992,942
#*	STEP Energy Services, Ltd.	24,196	20,759
*	Storm Resources, Ltd.	5,600	5,102
*	Strad, Inc.	17,174	21,254
#	Surge Energy, Inc.	2,014,064	1,467,999
*	Tamarack Valley Energy, Ltd.	1,457,940	1,881,784
#*	Tervita Corp.	70,398	374,143
#	Tidewater Midstream and Infrastructure, Ltd.	1,159,300	827,380
	TORC Oil & Gas, Ltd.	1,100,490	2,807,415
	Total Energy Services, Inc.	287,079	1,224,953
	Tourmaline Oil Corp.	781,000	6,700,554
	TransGlobe Energy Corp.	498,445	571,446
#*	Trican Well Service, Ltd.	2,310,767	1,508,815
#	Vermilion Energy, Inc.	354,211	4,679,426
#	Whitecap Resources, Inc.	2,833,976	7,896,661
*	Yangarra Resources, Ltd.	479,471	371,316
TOTAL ENERGY			170,156,110

FINANCIALS — (9.2%)
	AGF Management, Ltd., Class B	514,335	2,268,838
#	Alaris Royalty Corp.	353,745	5,258,771
	Canaccord Genuity Group, Inc.	404,697	1,646,933
#	Canadian Western Bank	643,831	16,302,304
#	Chesswood Group, Ltd.	77,342	643,000
	Clairvest Group, Inc.	1,900	73,383
	Echelon Financial Holdings, Inc.	15,650	70,105
	ECN Capital Corp.	2,446,608	8,080,438
	E-L Financial Corp., Ltd.	6,978	3,899,383
	Element Fleet Management Corp.	2,450,611	20,838,845
#	Equitable Group, Inc.	77,602	6,676,683
	Fiera Capital Corp.	331,137	2,639,844
	Firm Capital Mortgage Investment Corp.	165,218	1,783,767
	First National Financial Corp.	94,437	3,075,243
#	Genworth MI Canada, Inc.	281,680	11,377,554
	GMP Capital, Inc.	403,287	695,059
#	goeasy, Ltd.	62,639	2,863,959
	GoldMoney, Inc.	125,000	196,454
	Guardian Capital Group, Ltd., Class A	87,214	1,725,607
#*	Home Capital Group, Inc.	541,770	11,151,306
	Kingsway Financial Services, Inc.	13,070	29,277
#	Laurentian Bank of Canada	326,390	11,225,774
#	Sprott, Inc.	1,412,088	3,259,241
#	Timbercreek Financial Corp.	521,704	3,826,331
	TMX Group, Ltd.	13,634	1,191,254
*	Trisura Group, Ltd.	30,611	733,260
TOTAL FINANCIALS			121,532,613

HEALTH CARE — (1.5%)
#*	CRH Medical Corp.	507,691	1,526,427
#	Extendicare, Inc.	722,930	4,890,522
*	Knight Therapeutics, Inc.	906,725	5,769,004
#	Medical Facilities Corp.	256,216	1,521,228
#	Sienna Senior Living, Inc.	462,615	6,670,001
TOTAL HEALTH CARE			20,377,182

INDUSTRIALS — (9.9%)
	Aecon Group, Inc.	501,802	6,934,019
#	AG Growth International, Inc.	118,358	3,847,915

144

The Canadian Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Algoma Central Corp.	43,100	$430,313
*	ATS Automation Tooling Systems, Inc.	552,999	7,507,116
#	Badger Daylighting, Ltd.	197,681	5,856,437
#	Bird Construction, Inc.	291,744	1,362,255
*	Black Diamond Group, Ltd.	330,892	429,599
*	Bombardier, Inc., Class A	8,161	10,595
*	Bombardier, Inc., Class B	1,104,300	1,391,799
	Calian Group, Ltd.	34,555	929,267
#	CanWel Building Materials Group, Ltd.	465,422	1,600,760
#	Cargojet, Inc.	16,249	1,213,956
	Cervus Equipment Corp.	45,297	283,730
#*	DIRTT Environmental Solutions	224,868	1,020,963
#	Exchange Income Corp.	69,084	2,046,137
	Exco Technologies, Ltd.	192,548	1,116,898
	Finning International, Inc.	333,631	5,681,682
*	GDI Integrated Facility Services, Inc.	1,500	33,278
*	Heroux-Devtek, Inc.	223,854	2,848,526
#	Horizon North Logistics, Inc.	1,094,944	806,389
*	IBI Group, Inc.	105,300	396,544
#	K-Bro Linen, Inc.	71,953	1,977,601
	Magellan Aerospace Corp.	109,476	1,334,891
	Morneau Shepell, Inc.	346,211	8,335,245
#	Mullen Group, Ltd.	745,070	4,638,656
#	NFI Group, Inc.	330,420	7,267,685
	Richelieu Hardware, Ltd.	323,200	6,635,280
	Rocky Mountain Dealerships, Inc.	120,855	594,594
	Russel Metals, Inc.	426,796	7,005,793
#	Savaria Corp.	146,100	1,503,041
#	SNC-Lavalin Group, Inc.	88,900	1,607,098
#	Stantec, Inc.	625,036	13,334,987
#	Stuart Olson, Inc.	168,559	341,700
	TFI International, Inc.	556,989	17,748,712
	Transcontinental, Inc., Class A	528,784	6,038,199
	Wajax Corp.	153,366	1,781,565
#	Westshore Terminals Investment Corp.	317,149	5,499,721
TOTAL INDUSTRIALS			131,392,946

INFORMATION TECHNOLOGY — (3.5%)
	Absolute Software Corp.	288,588	1,700,283
*	BlackBerry, Ltd.	57,900	304,205
#*	BlackBerry, Ltd.	227,628	1,197,323
*	Celestica, Inc.	36,408	262,866
*	Celestica, Inc.	789,256	5,716,728
*	Descartes Systems Group, Inc. (The)	333,561	12,979,273
	Enghouse Systems, Ltd.	251,614	7,330,065
	Evertz Technologies, Ltd.	186,653	2,536,701
#*	EXFO, Inc.	60,487	246,614
*	Kinaxis, Inc.	145,074	9,264,425
*	Photon Control, Inc.	325,194	259,247
	Pivot Technology Solutions, Inc.	27,500	29,440
#	Quarterhill, Inc.	951,176	1,198,810
#*	Sierra Wireless, Inc.	291,224	3,212,728
	Vecima Networks, Inc.	6,059	43,242
TOTAL INFORMATION TECHNOLOGY			46,281,950

MATERIALS — (28.6%)
#*	5N Plus, Inc.	548,929	916,896
	Acadian Timber Corp.	69,938	868,185

145

The Canadian Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	AirBoss of America Corp.	98,662	$590,279
*	Alacer Gold Corp.	2,184,997	10,816,324
	Alamos Gold, Inc., Class A	2,957,288	16,098,817
#*	Alio Gold, Inc.	204,318	124,102
	Altius Minerals Corp.	257,186	2,056,160
#*	Americas Gold & Silver Corp.	162,412	508,039
#*	Amerigo Resources, Ltd.	479,200	269,234
*	Argonaut Gold, Inc.	1,141,697	1,863,677
#*	Asanko Gold, Inc.	949,993	851,106
*	B2Gold Corp.	5,382,692	18,921,770
	Caledonia Mining Corp. P.L.C.	540	4,551
*	Canfor Corp.	344,233	4,160,800
	Canfor Pulp Products, Inc.	220,215	1,447,925
#*	Capstone Mining Corp.	3,001,355	1,139,380
	Cascades, Inc.	563,270	5,332,911
*	Centerra Gold, Inc.	1,682,253	14,343,409
#*	China Gold International Resources Corp., Ltd.	1,668,100	1,329,819
#*	Continental Gold, Inc.	939,248	2,995,096
#*	Copper Mountain Mining Corp.	972,155	494,529
*	Detour Gold Corp.	1,259,316	20,910,516
*	Dundee Precious Metals, Inc.	1,388,522	4,838,901
#*	Eldorado Gold Corp.	1,158,414	9,753,860
#*	Endeavour Mining Corp.	502,056	9,091,206
#*	Endeavour Silver Corp.	746,544	1,853,465
*	ERO Copper Corp.	36,600	457,396
*	Excellon Resources, Inc.	14,400	11,261
#*	First Majestic Silver Corp.	977,531	10,449,958
#*	First Mining Gold Corp.	749,400	128,020
#*	Fortuna Silver Mines, Inc.	1,152,121	3,673,911
*	Gold Standard Ventures Corp.	10,700	8,124
#*	Golden Star Resources, Ltd.	463,313	1,561,848
#*	Great Panther Mining, Ltd.	47,150	25,775
#*	Guyana Goldfields, Inc.	979,918	394,318
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,922,188	6,975,976
*	IAMGOLD Corp.	3,346,046	12,575,300
#*	Imperial Metals Corp.	346,592	478,929
*	Interfor Corp.	483,839	5,767,423
*	International Tower Hill Mines, Ltd.	13,001	7,206
	Intertape Polymer Group, Inc.	416,437	5,362,365
#*	IPL Plastics, Inc.	7,900	53,142
*	Ivanhoe Mines, Ltd., Class A	3,744,528	9,296,642
	Labrador Iron Ore Royalty Corp.	400,256	6,779,828
#*	Largo Resources, Ltd.	522,593	523,744
#*	Leagold Mining Corp.	135,426	267,335
#	Lucara Diamond Corp.	2,181,549	1,788,834
*	Lundin Gold, Inc.	151,909	911,154
*	Major Drilling Group International, Inc.	605,112	2,563,606
*	Mandalay Resources Corp.	464	282
#*	Marathon Gold Corp.	147,500	182,541
	Methanex Corp.	71,087	2,693,761
#	Mountain Province Diamonds, Inc.	102,431	98,768
*	New Gold, Inc.	4,348,961	4,523,633
	Norbord, Inc.	250,961	7,244,355
*	Northern Dynasty Minerals, Ltd.	76,877	44,944
	OceanaGold Corp.	4,416,629	10,596,422
*	Orbite Technologies, Inc.	73,500	73
*	Orla Mining, Ltd.	9,900	12,553
	Osisko Gold Royalties, Ltd.	963,845	9,484,046

146

The Canadian Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
#*	Osisko Mining, Inc.	486,477	$1,030,499
	Pan American Silver Corp.	1,378,389	23,410,948
#*	PolyMet Mining Corp.	642,081	194,998
#*	Premier Gold Mines, Ltd.	1,039,349	1,783,410
#*	Pretium Resources, Inc.	293,903	2,974,298
*	Pretium Resources, Inc.	794,788	8,007,620
*	Roxgold, Inc.	1,208,860	890,285
*	Sabina Gold & Silver Corp.	1,690,021	2,283,986
#*	Sandstorm Gold, Ltd.	1,264,677	9,025,863
#*	Seabridge Gold, Inc.	68,095	877,361
*	SEMAFO, Inc.	2,376,290	7,667,780
*	SSR Mining, Inc.	859,605	12,713,617
	Stelco Holdings, Inc.	24,600	191,443
	Stella-Jones, Inc.	332,002	9,205,613
*	Stornoway Diamond Corp.	208,109	416
	Supremex, Inc.	91	168
#*	Tanzanian Gold Corp.	207,891	167,310
#*	Taseko Mines, Ltd.	1,417,826	559,767
*	Teranga Gold Corp.	655,298	2,651,839
#*	TMAC Resources, Inc.	93,713	289,585
*	Torex Gold Resources, Inc.	632,604	9,255,394
#*	Trevali Mining Corp.	3,825,789	595,465
#*	Turquoise Hill Resources, Ltd.	1,827,680	749,334
#*	Wesdome Gold Mines Ltd.	948,829	5,799,160
	West Fraser Timber Co., Ltd.	168,300	7,781,846
#	Western Forest Products, Inc.	3,049,303	3,009,714
	Winpak, Ltd.	205,835	7,288,850
	Yamana Gold, Inc.	6,883,874	25,139,651
TOTAL MATERIALS			380,070,650

REAL ESTATE — (4.1%)
	Altus Group, Ltd.	218,853	6,064,941
	Bridgemarq Real Estate Services	43,669	492,358
	Colliers International Group, Inc.	224,919	15,070,307
	DREAM Unlimited Corp., Class A	455,185	3,487,067
	FirstService Corp.	1,234	107,741
	FirstService Corp.	153,669	13,412,640
*	Genesis Land Development Corp.	76,842	141,771
	Information Services Corp.	14,174	174,014
#	Invesque, Inc.	203,166	1,468,890
*	Mainstreet Equity Corp.	30,149	1,478,036
	Melcor Developments, Ltd.	54,040	512,869
	Morguard Corp.	22,568	3,426,923
#	Tricon Capital Group, Inc.	1,029,132	8,329,320
TOTAL REAL ESTATE			54,166,877

UTILITIES — (5.9%)
#	Boralex, Inc., Class A	485,312	8,032,649
	Capital Power Corp.	724,420	17,363,859
	Innergex Renewable Energy, Inc.	740,781	9,246,404
#	Just Energy Group, Inc.	654,141	1,514,790
*	Maxim Power Corp.	92,234	112,045
	Northland Power, Inc.	513,208	10,247,795
	Polaris Infrastructure, Inc.	98,922	991,398
#	Superior Plus Corp.	1,170,310	10,564,867
	TransAlta Corp.	2,047,057	12,091,795

147

The Canadian Small Company Series
continued

		Shares	Value»
UTILITIES — (Continued)
#	TransAlta Renewables, Inc.	779,039	$8,387,194
TOTAL UTILITIES			78,552,796
TOTAL COMMON STOCKS			1,145,113,156

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
#*	DHX Media, Ltd. Rights 11/15/19	782,135	50,475
ENERGY — (0.0%)
#*	Tervita Corp. Warrants 07/19/20	9,964	76
MATERIALS — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	1,876,416	475,176
TOTAL RIGHTS/WARRANTS			525,727
TOTAL INVESTMENT SECURITIES (Cost $1,363,796,012)			1,145,638,883

			Value†
SECURITIES LENDING COLLATERAL — (13.7%)
@ §	DFA Short Term Investment Fund	15,667,770	181,291,764
TOTAL INVESTMENTS — (100.0%) (Cost $1,545,068,154)			$1,326,930,647

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$26,602,932	—	—	$26,602,932
Consumer Discretionary	63,280,149	$6,877	—	63,287,026
Consumer Staples	52,692,074	—	—	52,692,074
Energy	169,654,103	502,007	—	170,156,110
Financials	121,532,613	—	—	121,532,613
Health Care	20,377,182	—	—	20,377,182
Industrials	131,392,946	—	—	131,392,946
Information Technology	46,281,950	—	—	46,281,950
Materials	380,070,161	489	—	380,070,650
Real Estate	54,166,877	—	—	54,166,877
Utilities	78,552,796	—	—	78,552,796
Rights/Warrants
Communication Services	—	50,475	—	50,475
Energy	—	76	—	76
Materials	—	$475,176	—	$475,176
Securities Lending Collateral	—	181,291,764	—	181,291,764
TOTAL	$1,144,603,783	$182,326,864	—	$1,326,930,647

See accompanying Notes to Financial Statements.
148

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: March 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: March 5, 2020

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date: March 5, 2020